UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2009

Date of reporting period: October 31, 2008

Item 1.	Reports to Stockholders.

2008 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® DOW JONES SERIES
iSHARES® KLD SERIES
iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

OCTOBER 31, 2008

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iShares®

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Fund Performance Overview

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Basic Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Index (the “Index”). The Index measures the performance of the basic materials sector of the U.S. equity market, and includes companies in the following industry groups: chemicals, forestry and paper, industrial metals and mining. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (46.32)%, while the total return for the Index was (46.29)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(45.03)%	(45.03)%	(44.84)%	2.80%	2.76%	3.34%	3.77%	3.76%	4.31%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(45.03)%	(45.03)%	(44.84)%	14.78%	14.61%	17.85%	36.41%	36.28%	42.50%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Chemicals	59.83%

Mining	14.88

Iron & Steel	10.40

Coal	9.15

Forest Products & Paper	3.42

Household Products & Wares	1.21

Metal Fabricate & Hardware	0.75

Manufacturing	0.13

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
E.I. du Pont de Nemours and Co.	10.56%

Dow Chemical Co. (The)	9.11

Praxair Inc.	7.56

Nucor Corp.	4.24

Air Products and Chemicals Inc.	4.21

Newmont Mining Corp.	4.19

Freeport-McMoRan Copper & Gold Inc.	4.07

Alcoa Inc.	3.44

Peabody Energy Corp.	3.43

Rohm and Haas Co.	3.18

TOTAL	53.99%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Consumer Goods Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Goods Index (the “Index”). The Index measures the performance of the consumer goods sector of the U.S. equity market, and includes companies in the following industry groups: automobiles and parts, beverages, food producers, household goods, leisure goods, personal goods and tobacco. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (18.35)%, while the total return for the Index was (18.22)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(23.79)%	(23.51)%	(23.52)%	3.08%	3.11%	3.62%	3.76%	3.77%	4.37%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(23.79)%	(23.51)%	(23.52)%	16.41%	16.55%	19.46%	36.27%	36.42%	43.19%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Beverages	23.38%

Cosmetics & Personal Care	22.23

Agriculture	20.73

Food	13.34

Household Products & Wares	3.98

Apparel	3.97

Auto Parts & Equipment	1.71

Home Builders	1.52

Software	1.47

Toys, Games & Hobbies	1.04

Distribution & Wholesale	0.90

Leisure Time	0.73

Hand & Machine Tools	0.71

Auto Manufacturers	0.67

Manufacturing	0.56

Home Furnishings	0.56

Electronics	0.38

Housewares	0.35

Pharmaceuticals	0.26

Office Furnishings	0.26

Electrical Components & Equipment	0.26

Textiles	0.24

Retail	0.14

Commercial Services	0.11

Biotechnology	0.09

Machinery	0.07

Environmental Control	0.06

Internet	0.04

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Procter & Gamble Co. (The)	17.76%

Coca-Cola Co. (The)	8.61

Philip Morris International Inc.	8.37

PepsiCo Inc.	8.19

Monsanto Co.	4.42

Anheuser-Busch Companies Inc.	4.07

Altria Group Inc.	3.62

Kraft Foods Inc.	3.59

Colgate-Palmolive Co.	2.93

Kimberly-Clark Corp.	2.34

TOTAL	63.90%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Consumer Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Services Index (the “Index”). The Index measures the performance of the consumer services sector of the U.S. equity market, and includes companies in the following industry groups: food and drug retailers, general retailers, media and travel and leisure. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (26.05)%, while the total return for the Index was (26.00)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(34.06)%	(33.72)%	(33.93)%	(3.49)%	(3.48)%	(3.09)%	(3.09)%	(3.08)%	(2.65)%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(34.06)%	(33.72)%	(33.93)%	(16.27)%	(16.22)%	(14.52)%	(23.16)%	(23.06)%	(20.16)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Retail	54.25%

Media	21.15

Food	4.47

Commercial Services	4.45

Internet	4.03

Airlines	2.26

Pharmaceuticals	2.12

Lodging	1.94

Leisure Time	1.35

Entertainment	1.22

Advertising	1.21

Apparel	0.44

Software	0.42

Computers	0.31

Electronics	0.15

Manufacturing	0.13

Household Products & Wares	0.05

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Wal-Mart Stores Inc.	12.57%

McDonald’s Corp.	6.06

Walt Disney Co. (The)	4.20

CVS Caremark Corp.	4.05

Home Depot Inc.	3.70

Time Warner Inc.	3.33

Lowe’s Companies Inc.	2.93

Comcast Corp. Class A	2.77

Target Corp.	2.61

Walgreen Co.	2.33

TOTAL	44.55%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Financial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financials Index (the “Index”). The Index measures the performance of the financial sector of the U.S. equity market, and includes companies in the following industry groups: banks, non-life insurance, life insurance, real estate and general finance. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (36.81)%, while the total return for the Index was (36.79)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(48.54)%	(48.54)%	(48.46)%	(6.57)%	(6.60)%	(6.14)%	(1.29)%	(1.30)%	(0.77)%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(48.54)%	(48.54)%	(48.46)%	(28.82)%	(28.94)%	(27.15)%	(10.40)%	(10.50)%	(6.34)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/22/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/31/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Banks	33.96%

Diversified Financial Services	30.75

Insurance	19.02

Real Estate Investment Trusts	11.69

Commercial Services	2.14

Savings & Loans	1.71

Real Estate	0.53

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
JPMorgan Chase & Co.	9.11%

Bank of America Corp.	7.75

Wells Fargo & Co.	6.79

Citigroup Inc.	4.75

U.S. Bancorp	3.29

Bank of New York Mellon Corp. (The)	2.37

Goldman Sachs Group Inc. (The)	2.37

American Express Co.	1.80

Travelers Companies Inc. (The)	1.61

Visa Inc. Class A	1.58

TOTAL	41.42%

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Industrial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrials Index (the “Index”). The Index measures the performance of the industrials sector of the U.S. equity market, and includes companies in the following industry groups: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering, industrial transportation and support services. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (34.53)%, while the total return for the Index was (34.47)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(39.21)%	(38.98)%	(39.05)%	1.52%	1.53%	2.03%	(1.82)%	(1.80)%	(1.75)%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(39.21)%	(38.98)%	(39.05)%	7.81%	7.90%	10.57%	(14.31)%	(14.14)%	(13.78)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Manufacturing	29.71%

Aerospace & Defense	15.89

Transportation	15.44

Machinery	5.78

Commercial Services	5.69

Electronics	4.58

Software	3.80

Electrical Components & Equipment	3.01

Environmental Control	2.88

Engineering & Construction	2.37

Packaging & Containers	1.89

Building Materials	1.12

Metal Fabricate & Hardware	1.08

Distribution & Wholesale	1.06

Forest Products & Paper	0.92

Auto Manufacturers	0.85

Household Products & Wares	0.45

Chemicals	0.44

Computers	0.41

Hand & Machine Tools	0.40

Mining	0.39

Telecommunications	0.36

Textiles	0.29

Electric	0.24

Retail	0.17

Holding Companies - Diversified	0.17

Internet	0.12

Housewares	0.10

Trucking & Leasing	0.10

Semiconductors	0.05

Energy - Alternate Sources	0.04

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
General Electric Co.	15.43%

United Technologies Corp.	3.87

3M Co.	3.26

United Parcel Service Inc. Class B	2.85

Boeing Co. (The)	2.74

Union Pacific Corp.	2.69

Lockheed Martin Corp.	2.12

Emerson Electric Co.	2.02

Burlington Northern Santa Fe Corp.	1.98

Caterpillar Inc.	1.84

TOTAL	38.80%

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Financial Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the “Index”). The Index measures the performance of the financial services sector of the U.S. equity market, and is a subset of the Dow Jones U.S. Financials Index. The Index includes companies in the following industry groups: banks and investment management/brokers. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (34.26)%, while the total return for the Index was (34.24)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(48.60)%	(48.67)%	(48.51)%	(7.59)%	(7.64)%	(7.17)%	(2.18)%	(2.21)%	(1.67)%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(48.60)%	(48.67)%	(48.51)%	(32.62)%	(32.81)%	(31.06)%	(16.90)%	(17.07)%	(13.19)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Banks	49.33%

Diversified Financial Services	43.23

Commercial Services	3.10

Savings & Loans	2.48

Software	1.44

Insurance	0.22

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
JPMorgan Chase & Co.	13.23%

Bank of America Corp.	11.25

Wells Fargo & Co.	9.86

Citigroup Inc.	6.90

U.S. Bancorp	4.78

Bank of New York Mellon Corp. (The)	3.45

Goldman Sachs Group Inc. (The)	3.44

American Express Co.	2.62

Visa Inc. Class A	2.30

Merrill Lynch & Co. Inc.	2.21

TOTAL	60.04%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Real Estate Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the “Index”). The Index measures the performance of the real estate sector of the U.S. equity market, and includes companies in the following industry groups: real estate holding and development and real estate investment trusts (REITs). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (36.61)%, while the total return for the Index was (36.79)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(41.95)%	(41.98)%	(41.94)%	2.62%	2.59%	2.91%	7.67%	7.63%	8.09%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(41.95)%	(41.98)%	(41.94)%	13.78%	13.62%	15.42%	85.88%	85.31%	92.01%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
REITs – Apartments	14.62%

REITs – Office Property	12.41

REITs – Health Care	12.35

REITs – Diversified	11.67

REITs – Regional Malls	11.00

Real Estate Operating/Development	8.50

REITs – Shopping Centers	7.55

REITs – Storage	5.47

REITs – Mortgage	4.43

REITs – Hotels	4.32

REITs – Warehouse/Industrial	3.83

REITs – Outlet Centers	1.90

Real Estate Management/Services	1.20

REITs – Manufactured Homes	0.50

Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Simon Property Group Inc.	7.81%

Public Storage	5.47

Vornado Realty Trust	5.30

Equity Residential	4.94

Boston Properties Inc.	4.40

HCP Inc.	3.90

Annaly Capital Management Inc.	3.90

Plum Creek Timber Co. Inc.	3.35

Avalon Bay Communities Inc.	2.85

Host Hotels & Resorts Inc.	2.81

TOTAL	44.73%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® KLD SELECT SOCIALSM INDEX FUND

Performance as of October 31, 2008

The iShares KLD Select SocialSM Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the KLD Select SocialSM Index (the “Index”). The Index is designed to maximize exposure to large-capitalization companies that KLD determines have positive environmental, social and governance characteristics, while at the same time maintaining risk and return characteristics similar to the S&P 500® Index. The Index consists of approximately 200 to 300 companies drawn from the universe of companies included in the S&P 900® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (26.42)%, while the total return for the Index was (26.27)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(33.84)%	(33.57)%	(33.59)%	(3.09)%	(3.00)%	(2.61)%	(11.17)%	(10.85)%	(9.50)%

Total returns for the period since inception are calculated from the inception date of the Fund (1/24/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/28/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	32.77%

Technology	15.43

Financial	13.33

Consumer Cyclical	8.93

Communications	8.77

Energy	8.53

Industrial	7.27

Basic Materials	2.48

Utilities	2.29

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Johnson & Johnson	5.53%

H.J. Heinz Co.	3.18

International Business Machines Corp.	3.02

Microsoft Corp.	2.80

Hewlett-Packard Co.	2.51

General Mills Inc.	2.50

Procter & Gamble Co. (The)	2.39

Nike Inc. Class B	2.09

PepsiCo Inc.	1.90

Travelers Companies Inc. (The)	1.77

TOTAL	27.69%

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® KLD 400 SOCIAL INDEX FUND

Performance as of October 31, 2008

The iShares KLD 400 Social Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Domini 400 SocialSM Index (the “Index”). The Index is designed to provide exposure to the common stocks of companies that KLD determines have positive environmental, social and governance characteristics. The Index consists of 400 companies drawn from the universe of the 3,000 largest U.S. public equities as measured by float-adjusted market capitalization. KLD seeks to maintain the composition of Index components at approximately 250 companies from the S&P 500® Index, 100 additional large and mid-capitalization companies to enhance sector diversification and 50 smaller companies with exemplary environmental, social and governance records. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (25.80)%, while the total return for the Index was (25.67)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(34.09)%	(34.37)%	(33.82)%	(14.78)%	(14.97)%	(14.36)%	(26.96)%	(27.28)%	(26.29)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/14/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/17/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	28.54%

Financial	17.75

Technology	15.14

Communications	13.18

Consumer Cyclical	10.46

Industrial	7.18

Energy	4.85

Basic Materials	1.90

Utilities	0.85

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Procter & Gamble Co. (The)	4.41%

Microsoft Corp.	3.96

Johnson & Johnson	3.87

AT&T Inc.	3.56

JPMorgan Chase & Co.	3.43

Wells Fargo & Co.	2.54

Cisco Systems Inc.	2.37

Apple Inc.	2.15

Hewlett-Packard Co.	2.12

Intel Corp.	2.03

TOTAL	30.44%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

Performance as of October 31, 2008

The iShares Cohen & Steers Realty Majors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Index”). The Index consists of selected real estate investment trusts (“REITs”). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (38.54)%, while the total return for the Index was (38.60)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(43.03)%	(42.87)%	(42.96)%	4.69%	4.75%	5.22%	8.17%	8.20%	8.65%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(43.03)%	(42.87)%	(42.96)%	25.78%	26.14%	28.97%	83.88%	84.25%	90.31%

Total returns for the period since inception are calculated from the inception date of the Fund (1/29/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
REITs – Apartments	20.42%

REITs – Health Care	13.61

REITs – Office Property	13.42

REITs – Shopping Centers	12.50

REITs – Diversified	11.80

REITs – Regional Malls	10.40

REITs – Storage	8.27

REITs – Warehouse/Industrial	4.95

REITs – Hotels	4.44

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Simon Property Group Inc.	8.59%

Public Storage	8.27

Vornado Realty Trust	7.84

Equity Residential	7.77

Boston Properties Inc.	6.98

HCP Inc.	5.78

Kimco Realty Corp.	4.71

Avalon Bay Communities Inc.	4.49

Host Hotels & Resorts Inc.	4.44

Ventas Inc.	4.10

TOTAL	62.97%

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/08)	Ending Account Value (10/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/08 to 10/31/08)
Dow Jones U.S. Basic Materials Sector
Actual	$1,000.00	$ 536.80	0.47%	$1.82
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Consumer Goods Sector
Actual	1,000.00	816.50	0.47	2.15
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Consumer Services Sector
Actual	1,000.00	739.50	0.47	2.06
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Financial Sector
Actual	1,000.00	631.90	0.47	1.93
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/08)	Ending Account Value (10/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/08 to 10/31/08)
Dow Jones U.S. Industrial Sector
Actual	$1,000.00	$ 654.70	0.47%	$1.96
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Financial Services
Actual	1,000.00	657.40	0.47	1.96
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Real Estate
Actual	1,000.00	633.90	0.47	1.94
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
KLD Select SocialSM
Actual	1,000.00	735.80	0.50	2.19
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
KLD 400 Social
Actual	1,000.00	742.00	0.50	2.20
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
Cohen & Steers Realty Majors
Actual	1,000.00	614.60	0.35	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.77%

CHEMICALS – 59.83%
A. Schulman Inc.	28,920	$517,957
Air Products and Chemicals Inc.	239,092	13,898,418
Airgas Inc.	86,528	3,319,214
Albemarle Corp.	110,528	2,691,357
Ashland Inc.	67,786	1,531,286
Cabot Corp.	60,238	1,593,295
Celanese Corp. Class A	182,876	2,534,661
CF Industries Holdings Inc.	68,156	4,374,934
Chemtura Corp.	290,661	502,843
Cytec Industries Inc.	57,514	1,628,796
Dow Chemical Co. (The)	1,127,343	30,066,238
E.I. du Pont de Nemours and Co.	1,089,036	34,849,152
Eastman Chemical Co.	87,067	3,516,636
Ecolab Inc.	213,367	7,950,054
Ferro Corp.	53,295	825,007
FMC Corp.	90,689	3,948,599
H.B. Fuller Co.	58,637	1,036,116
Hercules Inc.	138,234	2,323,713
Huntsman Corp.	116,618	1,177,842
International Flavors & Fragrances Inc.	95,003	3,028,696
Intrepid Potash Inc.[a]	41,900	910,906
Lubrizol Corp.	83,032	3,120,343
Minerals Technologies Inc.	23,215	1,317,683
Mosaic Co. (The)	177,536	6,996,694
Olin Corp.	82,057	1,490,155
OM Group Inc.[a]	37,013	789,857
PPG Industries Inc.	200,358	9,933,750
Praxair Inc.	382,664	24,930,560
Rockwood Holdings Inc.[a]	55,161	681,238
Rohm and Haas Co.	149,151	10,492,773
RPM International Inc.	157,855	2,241,541
Sensient Technologies Corp.	57,648	1,454,459
Sigma-Aldrich Corp.	130,847	5,738,949
Terra Industries Inc.	110,525	2,430,445
Valspar Corp. (The)	112,767	2,306,085
W.R. Grace & Co.[a]	73,262	660,091
Zep Inc.	25,191	530,271

		197,340,614

Security	Shares	Value
COAL – 9.15%
Alpha Natural Resources Inc.[a]	85,058	$3,042,525
Arch Coal Inc.	173,639	3,717,611
CONSOL Energy Inc.	222,364	6,980,006
Foundation Coal Holdings Inc.	54,699	1,135,551
International Coal Group Inc.[a,b]	129,704	607,015
Massey Energy Co.	102,245	2,360,837
Patriot Coal Corp.[a]	64,532	1,021,542
Peabody Energy Corp.	328,254	11,328,045

		30,193,132

FOREST PRODUCTS & PAPER – 3.42%
AbitibiBowater Inc.[a,b]	65,288	127,312
Domtar Corp.[a]	595,004	1,475,610
International Paper Co.	520,371	8,960,789
Neenah Paper Inc.	17,154	154,901
Wausau Paper Corp.	59,601	551,905

		11,270,517

HOUSEHOLD PRODUCTS & WARES – 1.21%
Avery Dennison Corp.	114,177	3,998,479

		3,998,479

IRON & STEEL – 10.40%
AK Steel Holding Corp.	134,800	1,876,416
Allegheny Technologies Inc.	115,457	3,064,229
Carpenter Technology Corp.	57,914	1,048,243
Cliffs Natural Resources Inc.	129,461	3,494,152
Nucor Corp.	345,126	13,981,054
Reliance Steel & Aluminum Co.	77,445	1,939,223
Schnitzer Steel Industries Inc. Class A	25,985	699,776
Steel Dynamics Inc.	242,383	2,889,205
United States Steel Corp.	143,546	5,293,976

		34,286,274

MANUFACTURING – 0.13%
Tredegar Corp.	29,820	438,950

		438,950

METAL FABRICATE & HARDWARE – 0.75%
Commercial Metals Co.	137,826	1,529,869
Worthington Industries Inc.	78,229	944,224

		2,474,093

MINING – 14.88%
Alcoa Inc.	986,380	11,353,234
Century Aluminum Co.[a]	42,111	529,335

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
Coeur d’Alene Mines Corp.[a,b]	660,214	$475,354
Compass Minerals International Inc.	39,328	2,160,287
Freeport-McMoRan Copper & Gold Inc.	461,654	13,434,131
Hecla Mining Co.[a,b]	191,445	476,698
Kaiser Aluminum Corp.[b]	19,146	642,540
Newmont Mining Corp.	524,529	13,816,094
RTI International Metals Inc.[a,b]	27,995	442,041
Southern Copper Corp.	266,568	3,881,230
Stillwater Mining Co.[a,b]	54,629	216,331
Titanium Metals Corp.[b]	119,664	1,114,072
USEC Inc.[a,b]	133,930	553,131

		49,094,478

TOTAL COMMON STOCKS (Cost: $620,757,627)		329,096,537

SHORT-TERM INVESTMENTS – 1.28%

MONEY MARKET FUNDS – 1.28%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	286,297	286,297
BGI Cash Premier Fund LLC 2.50%[c,d,e]	3,920,572	3,920,572

		4,206,869

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,206,869)		4,206,869

TOTAL INVESTMENTS IN SECURITIES – 101.05% (Cost: $624,964,496)		333,303,406

Other Assets, Less Liabilities – (1.05)%		(3,456,183)

NET ASSETS – 100.00%		$329,847,223

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.76%

AGRICULTURE – 20.73%
Altria Group Inc.	742,630	$14,251,070
Archer-Daniels-Midland Co.	211,979	4,394,325
Bunge Ltd.	43,433	1,668,262
Lorillard Inc.	62,600	4,122,836
Monsanto Co.	195,110	17,360,888
Philip Morris International Inc.	756,601	32,889,445
Reynolds American Inc.	61,771	3,024,308
Universal Corp.	8,995	356,112
UST Inc.	50,451	3,409,983

		81,477,229

APPAREL – 3.97%
Carter’s Inc.[a]	20,283	430,811
Coach Inc.[a]	121,214	2,497,008
Crocs Inc.[a,b]	29,121	73,094
Deckers Outdoor Corp.[a]	4,669	396,211
Hanesbrands Inc.[a]	33,942	592,967
Jones Apparel Group Inc.	30,273	336,333
Liz Claiborne Inc.	34,304	279,578
Nike Inc. Class B	131,371	7,570,911
Phillips-Van Heusen Corp.	18,527	454,097
Quiksilver Inc.[a]	45,691	118,340
Timberland Co. Class Aa	16,898	204,466
VF Corp.	31,352	1,727,495
Warnaco Group Inc. (The)[a]	16,645	496,187
Wolverine World Wide Inc.	17,608	413,788

		15,591,286

AUTO MANUFACTURERS – 0.67%
Ford Motor Co.[a,b]	733,552	1,606,479
General Motors Corp.[b]	176,734	1,021,523

		2,628,002

AUTO PARTS & EQUIPMENT – 1.71%
American Axle & Manufacturing Holdings Inc.	16,898	60,664
ArvinMeritor Inc.	27,031	160,023
BorgWarner Inc.	41,744	937,988
Cooper Tire & Rubber Co.	21,252	162,153
Goodyear Tire & Rubber Co. (The)[a]	86,389	770,590
Johnson Controls Inc.	212,333	3,764,664
Lear Corp.[a]	23,174	46,580

Security	Shares	Value
Modine Manufacturing Co.	11,977	$88,630
Superior Industries International Inc.	7,864	112,455
TRW Automotive Holdings Corp.[a]	19,496	123,215
Visteon Corp.[a]	47,287	32,628
WABCO Holdings Inc.	25,108	461,234

		6,720,824

BEVERAGES – 23.38%
Anheuser-Busch Companies Inc.	257,546	15,975,578
Brown-Forman Corp. Class A	5,512	248,040
Brown-Forman Corp. Class B	26,418	1,199,377
Coca-Cola Co. (The)	767,532	33,817,460
Coca-Cola Enterprises Inc.	114,561	1,151,338
Constellation Brands Inc. Class Aa	70,088	878,904
Dr. Pepper Snapple Group Inc.[a]	91,143	2,087,175
Hansen Natural Corp.[a,b]	26,400	668,448
Molson Coors Brewing Co. Class B	56,695	2,118,125
Pepsi Bottling Group Inc.	47,666	1,102,038
PepsiAmericas Inc.	22,925	433,970
PepsiCo Inc.	564,425	32,177,869

		91,858,322

BIOTECHNOLOGY – 0.09%
Martek Biosciences Corp.	11,807	352,203

		352,203

COMMERCIAL SERVICES – 0.11%
Weight Watchers International Inc.	13,201	412,927

		412,927

COSMETICS & PERSONAL CARE – 22.23%
Alberto-Culver Co.	32,621	839,338
Avon Products Inc.	153,884	3,820,940
Colgate-Palmolive Co.	183,328	11,505,665
Estee Lauder Companies Inc. (The) Class A	38,643	1,392,694
Procter & Gamble Co. (The)	1,081,549	69,803,172

		87,361,809

DISTRIBUTION & WHOLESALE – 0.90%
Central European Distribution Corp.[a]	13,808	397,532
Genuine Parts Co.	58,224	2,291,114
LKQ Corp.[a]	48,955	560,045
Pool Corp.[b]	16,955	295,187

		3,543,878

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.26%
Energizer Holdings Inc.[a]	20,923	$1,022,298

		1,022,298

ELECTRONICS – 0.38%
Garmin Ltd.[a,b]	44,159	991,370
Gentex Corp.	51,682	495,630

		1,487,000

ENVIRONMENTAL CONTROL – 0.06%
Darling International Inc.[a]	29,482	222,294

		222,294

FOOD – 13.34%
Campbell Soup Co.	83,123	3,154,518
Chiquita Brands International Inc.[a]	15,509	211,698
ConAgra Foods Inc.	163,575	2,849,476
Corn Products International Inc.	26,754	650,657
Dean Foods Co.[a]	54,076	1,182,101
Del Monte Foods Co.	71,896	453,664
Flowers Foods Inc.	30,452	902,902
Fresh Del Monte Produce Inc.[a]	16,307	344,241
General Mills Inc.	114,455	7,753,182
H.J. Heinz Co.	113,049	4,953,807
Hain Celestial Group Inc.[a]	13,679	317,900
Hershey Co. (The)	55,865	2,080,413
Hormel Foods Corp.	26,399	746,036
J.M. Smucker Co. (The)[b]	19,711	878,322
Kellogg Co.	85,969	4,334,557
Kraft Foods Inc.	484,601	14,121,273
McCormick & Co. Inc. NVS	38,295	1,289,010
Pilgrim’s Pride Corp.	17,348	19,083
Ralcorp Holdings Inc.[a]	20,293	1,373,430
Sara Lee Corp.	257,087	2,874,233
Smithfield Foods Inc.[a]	46,331	487,402
Tootsie Roll Industries Inc.[b]	8,252	205,227
TreeHouse Foods Inc.[a]	11,079	335,251
Tyson Foods Inc. Class A	102,833	898,760

		52,417,143

HAND & MACHINE TOOLS – 0.71%
Black & Decker Corp. (The)	21,574	1,092,076
Snap-On Inc.	20,656	763,239
Stanley Works (The)	28,161	921,991

		2,777,306

Security	Shares	Value
HOME BUILDERS – 1.52%
Centex Corp.	44,572	$546,007
Champion Enterprises Inc.[a]	28,049	52,452
D.R. Horton Inc.	98,309	725,520
Hovnanian Enterprises Inc. Class Aa	20,470	87,816
KB Home	24,307	405,684
Lennar Corp. Class A	46,390	359,059
M.D.C. Holdings Inc.	13,050	438,871
NVR Inc.[a,b]	1,784	874,535
Pulte Homes Inc.	75,784	844,234
Ryland Group Inc.	15,248	286,510
Thor Industries Inc.[b]	13,635	244,066
Toll Brothers Inc.[a]	46,076	1,065,277
Winnebago Industries Inc.	10,361	61,544

		5,991,575

HOME FURNISHINGS – 0.56%
Ethan Allen Interiors Inc.	9,653	172,692
Furniture Brands International Inc.	12,773	72,678
Harman International Industries Inc.	21,038	386,468
La-Z-Boy Inc.	18,807	108,704
Tempur-Pedic International Inc.[b]	25,238	197,109
Whirlpool Corp.	26,775	1,249,054

		2,186,705

HOUSEHOLD PRODUCTS & WARES – 3.98%
ACCO Brands Corp.[a]	19,034	53,676
Blyth Inc.	9,865	84,839
Church & Dwight Co. Inc.	23,885	1,411,365
Clorox Co. (The)	49,964	3,038,311
Fossil Inc.[a]	17,735	321,890
Jarden Corp.[a]	25,055	445,979
Kimberly-Clark Corp.	149,710	9,175,726
Scotts Miracle-Gro Co. (The) Class A	15,570	406,688
Tupperware Brands Corp.	22,086	558,776
WD-40 Co.	5,509	160,312

		15,657,562

HOUSEWARES – 0.35%
Newell Rubbermaid Inc.	100,399	1,380,486

		1,380,486

INTERNET – 0.04%
NutriSystem Inc.[b]	10,319	146,014

		146,014

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
LEISURE TIME – 0.73%
Brunswick Corp.	31,359	$108,816
Callaway Golf Co.	24,153	252,640
Harley-Davidson Inc.	86,164	2,109,295
Polaris Industries Inc.[b]	11,861	399,360

		2,870,111

MACHINERY – 0.07%
Briggs & Stratton Corp.	18,163	286,249

		286,249

MANUFACTURING – 0.56%
Eastman Kodak Co.	103,102	946,476
Lancaster Colony Corp.	7,558	238,379
Leggett & Platt Inc.	57,822	1,003,790

		2,188,645

OFFICE FURNISHINGS – 0.26%
Herman Miller Inc.	20,384	448,448
HNI Corp.[b]	12,085	221,397
Interface Inc. Class A	19,629	138,384
Steelcase Inc. Class A	23,648	219,926

		1,028,155

PHARMACEUTICALS – 0.26%
Herbalife Ltd.	22,978	561,353
NBTY Inc.[a]	20,008	467,587

		1,028,940

RETAIL – 0.14%
Nu Skin Enterprises Inc. Class A	18,410	237,305
Under Armour Inc. Class Aa,b	11,796	306,696

		544,001

SOFTWARE – 1.47%
Activision Blizzard Inc.[a]	213,691	2,662,589
Electronic Arts Inc.[a]	114,941	2,618,356
Take-Two Interactive Software Inc.	26,599	315,464
THQ Inc.[a]	23,657	176,245

		5,772,654

TEXTILES – 0.24%
Mohawk Industries Inc.[a,b]	19,857	960,682

		960,682

TOYS, GAMES & HOBBIES – 1.04%
Hasbro Inc.	45,190	1,313,673
JAKKS Pacific Inc.[a]	9,932	222,179

Security	Shares	Value
Marvel Entertainment Inc.[a]	18,824	$605,945
Mattel Inc.	130,022	1,952,930

		4,094,727

TOTAL COMMON STOCKS (Cost: $481,664,915)		392,009,027

SHORT-TERM INVESTMENTS – 1.92%

MONEY MARKET FUNDS – 1.92%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	407,825	407,825
BGI Cash Premier Fund LLC 2.50%[c,d,e]	7,137,793	7,137,793

		7,545,618

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,545,618)		7,545,618

TOTAL INVESTMENTS IN SECURITIES – 101.68% (Cost: $489,210,533)		399,554,645

Other Assets, Less Liabilities – (1.68)%		(6,588,743)

NET ASSETS – 100.00%		$392,965,902

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.95%

ADVERTISING – 1.21%
Harte-Hanks Inc.	5,429	$38,112
Interpublic Group of Companies Inc. (The)[a]	67,096	348,228
Lamar Advertising Co. Class Aa,b	9,067	137,546
Omnicom Group Inc.	45,011	1,329,625

		1,853,511

AIRLINES – 2.26%
Alaska Air Group Inc.[a]	5,147	127,131
AMR Corp.[a]	35,406	361,495
Continental Airlines Inc. Class Ba	15,525	293,733
Delta Air Lines Inc.[a]	83,839	920,552
JetBlue Airways Corp.[a]	25,785	143,107
SkyWest Inc.	7,858	121,092
Southwest Airlines Co.	103,504	1,219,277
UAL Corp.	17,692	257,596

		3,443,983

APPAREL – 0.44%
Guess? Inc.	8,493	184,893
Gymboree Corp.[a]	4,117	106,466
Polo Ralph Lauren Corp.	7,956	375,285

		666,644

COMMERCIAL SERVICES – 4.45%
Apollo Group Inc. Class Aa	18,205	1,265,430
Arbitron Inc.	3,884	126,541
Avis Budget Group Inc.[a]	14,020	22,993
Career Education Corp.[a]	12,505	197,704
Chemed Corp.	3,193	139,821
Corinthian Colleges Inc.[a]	12,139	173,345
DeVry Inc.	8,731	494,960
H&R Block Inc.	45,909	905,325
Hertz Global Holdings Inc.[a]	18,709	134,518
Hillenbrand Inc.	8,777	166,763
ITT Educational Services Inc.[a]	5,463	478,832
Live Nation Inc.[a]	10,766	121,117
McKesson Corp.	38,947	1,432,860
Pre-Paid Legal Services Inc.[a]	1,191	47,021
Rent-A-Center Inc.[a]	9,379	136,933
Service Corp. International	36,528	252,043
Sotheby’s Holdings Inc. Class A	9,463	88,101

Security	Shares	Value
Stewart Enterprises Inc. Class A	12,266	$63,415
Strayer Education Inc.	2,007	454,124
Ticketmaster Entertainment Inc.[a]	5,318	51,478
Valassis Communications Inc.[a,b]	6,559	29,122

		6,782,446

COMPUTERS – 0.31%
FactSet Research Systems Inc.	6,228	241,584
IHS Inc. Class Aa	6,373	225,540

		467,124

ELECTRONICS – 0.15%
Dolby Laboratories Inc. Class Aa	7,272	229,577

		229,577

ENTERTAINMENT – 1.22%
Ascent Media Corp. Class Aa	2,055	51,971
Bally Technologies Inc.[a]	6,897	152,769
DreamWorks Animation SKG Inc. Class Aa	8,484	238,400
International Game Technology Inc.	41,800	585,200
International Speedway Corp. Class A	4,044	126,941
Penn National Gaming Inc.[a]	10,614	204,426
Pinnacle Entertainment Inc.[a]	7,856	43,994
Regal Entertainment Group Class A	10,998	141,214
Scientific Games Corp. Class Aa	9,786	176,148
Vail Resorts Inc.[a,b]	4,335	144,182

		1,865,245

FOOD – 4.47%
Kroger Co. (The)	85,704	2,353,432
Ruddick Corp.	6,063	173,644
Safeway Inc.	62,093	1,320,718
SUPERVALU Inc.	29,984	426,972
Sysco Corp.	84,354	2,210,075
United Natural Foods Inc.[a]	5,652	126,266
Whole Foods Market Inc.[b]	19,317	207,078

		6,818,185

HOUSEHOLD PRODUCTS & WARES – 0.05%
American Greetings Corp. Class A	6,651	77,684

		77,684

INTERNET – 4.03%
Amazon.com Inc.[a]	43,422	2,485,475
eBay Inc.[a]	157,284	2,401,727
Expedia Inc.[a]	29,143	277,150

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
Liberty Media Corp. - Liberty Interactive Group Series Aa	79,461	$387,770
NetFlix Inc.[a,b]	6,937	171,760
Priceline.com Inc.[a]	4,950	260,518
RealNetworks Inc.[a]	13,195	56,475
ValueClick Inc.[a]	13,792	102,061

		6,142,936

LEISURE TIME – 1.35%
Carnival Corp.	59,329	1,506,957
Interval Leisure Group Inc.[a]	5,318	38,609
Life Time Fitness Inc.[a,b]	4,985	94,914
Royal Caribbean Cruises Ltd.	18,746	254,196
WMS Industries Inc.[a]	6,351	158,775

		2,053,451

LODGING – 1.94%
Boyd Gaming Corp.	8,484	57,691
Choice Hotels International Inc.	4,678	127,897
Gaylord Entertainment Co.[a]	5,685	121,716
Las Vegas Sands Corp.[a,b]	14,815	210,225
Marriott International Inc. Class A	43,549	908,868
MGM MIRAGE[a,b]	13,409	220,712
Orient-Express Hotels Ltd. Class A	5,930	72,939
Starwood Hotels & Resorts Worldwide Inc.	24,290	547,497
Wyndham Worldwide Corp.	25,480	208,681
Wynn Resorts Ltd.	8,081	488,092

		2,964,318

MANUFACTURING – 0.13%
Matthews International Corp. Class A	4,336	193,516

		193,516

MEDIA – 21.15%
Belo Corp. Class A	11,705	24,932
Cablevision Systems Corp.	32,751	580,675
CBS Corp. Class B	82,162	797,793
Charter Communications Inc. Class Aa,b	56,163	24,712
Comcast Corp. Class A	268,174	4,226,422
Comcast Corp. Class A Special[b]	119,386	1,840,932
CTC Media Inc.[a]	7,431	54,989
DIRECTV Group Inc. (The)[a]	81,348	1,780,708

Security	Shares	Value
Discovery Communications Inc. Class Aa	21,986	$299,889
Discovery Communications Inc. Class Ca	20,542	273,619
Dish Network Corp. Class Aa	29,560	465,274
Gannett Co. Inc.	32,242	354,662
Idearc Inc.	19,587	7,443
John Wiley & Sons Inc. Class A	6,937	241,269
Liberty Global Inc. Class Aa	21,027	346,735
Liberty Global Inc. Series Ca,b	21,623	349,428
Liberty Media Corp. - Liberty Capital Group Series Aa	14,921	101,612
Liberty Media Corp. - Liberty Entertainment Group Series Aa	69,175	1,113,717
McClatchy Co. (The) Class Ab	7,631	23,427
McGraw-Hill Companies Inc. (The)	45,098	1,210,430
Meredith Corp.	5,064	98,090
New York Times Co. (The) Class Ab	16,377	163,770
News Corp. Class A	255,300	2,716,392
News Corp. Class B	60,913	646,896
Scholastic Corp.	4,512	83,788
Scripps Networks Interactive Inc. Class A	12,376	351,478
Sinclair Broadcast Group Inc. Class A	8,110	26,195
Sirius XM Radio Inc.[a]	447,100	151,120
Time Warner Cable Inc. Class Aa	21,900	428,802
Time Warner Inc.	503,633	5,081,657
Viacom Inc. Class Aa	1,822	39,082
Viacom Inc. Class Ba	79,279	1,603,021
Walt Disney Co. (The)	247,478	6,409,680
Washington Post Co. (The) Class B	825	352,110

		32,270,749

PHARMACEUTICALS – 2.12%
AmerisourceBergen Corp.	22,195	694,038
Cardinal Health Inc.	50,101	1,913,858
Omnicare Inc.	14,999	413,522
VCA Antech Inc.[a]	11,756	212,784

		3,234,202

RETAIL – 54.25%
Abercrombie & Fitch Co. Class A	12,213	353,689
Advance Auto Parts Inc.	13,172	410,966
Aeropostale Inc.[a]	9,490	229,753

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
American Eagle Outfitters Inc.	24,692	$274,575
AnnTaylor Stores Corp.[a]	8,479	106,581
AutoNation Inc.[a,b]	15,674	107,680
AutoZone Inc.[a]	5,986	761,958
Barnes & Noble Inc.	5,314	100,328
Bed Bath & Beyond Inc.[a]	36,862	949,934
Best Buy Co. Inc.	47,211	1,265,727
Big Lots Inc.[a,b]	11,405	278,624
BJ’s Wholesale Club Inc.[a]	8,366	294,483
Blockbuster Inc. Class Aa,b	15,276	23,220
Bob Evans Farms Inc.	4,442	92,749
Borders Group Inc.	6,283	21,299
Brinker International Inc.	14,422	134,125
Brown Shoe Co. Inc.	5,699	60,067
Burger King Holdings Inc.	12,964	257,724
CarMax Inc.[a,b]	27,671	293,866
Casey’s General Store Inc.	7,148	215,870
Cato Corp. Class A	4,112	63,818
CBRL Group Inc.	3,237	64,481
CEC Entertainment Inc.[a]	3,462	88,904
Charming Shoppes Inc.[a]	12,837	14,121
Cheesecake Factory Inc. (The)[a]	8,404	73,955
Chico’s FAS Inc.[a]	24,884	84,606
Children’s Place Retail Stores Inc. (The)[a]	3,432	114,732
Chipotle Mexican Grill Inc. Class Aa,b	2,012	102,109
Chipotle Mexican Grill Inc. Class Ba	2,525	107,994
Christopher & Banks Corp.	4,664	24,346
Circuit City Stores Inc.	21,817	5,454
Collective Brands Inc.[a,b]	9,156	117,105
Copart Inc.[a,b]	8,990	313,751
Costco Wholesale Corp.	61,607	3,512,215
CVS Caremark Corp.	201,519	6,176,557
Darden Restaurants Inc.	18,030	399,725
Dick’s Sporting Goods Inc.[a,b]	12,031	184,315
Dillard’s Inc. Class Ab	8,707	46,408
DineEquity Inc.[b]	2,267	40,874
Dollar Tree Inc.[a]	12,737	484,261
Dress Barn Inc.[a]	6,397	61,155
Family Dollar Stores Inc.	18,657	502,060
Foot Locker Inc.	22,039	322,210
Fred’s Inc.	5,376	65,856

Security	Shares	Value
GameStop Corp. Class Aa	21,548	$590,200
Gap Inc. (The)	74,039	958,065
Genesco Inc.[a]	2,710	67,235
Group 1 Automotive Inc.	3,132	31,477
Home Depot Inc.	239,083	5,639,968
HSN Inc.[a]	5,492	33,776
J. Crew Group Inc.[a]	7,266	147,136
J.C. Penney Co. Inc.	27,434	656,221
Jack in the Box Inc.[a]	8,157	163,956
Kohl’s Corp.[a]	40,984	1,439,768
Limited Brands Inc.	40,780	488,544
Lowe’s Companies Inc.	205,886	4,467,726
Macy’s Inc.	59,089	726,204
McDonald’s Corp.	159,521	9,241,052
Men’s Wearhouse Inc. (The)	6,753	103,253
99 Cents Only Stores[a]	7,735	94,367
Nordstrom Inc.	23,739	429,439
Office Depot Inc.[a]	38,897	140,029
OfficeMax Inc.	10,988	88,453
O’Reilly Automotive Inc.[a]	18,833	510,563
P.F. Chang’s China Bistro Inc.[a,b]	3,056	62,526
Pacific Sunwear of California Inc.[a]	10,484	35,855
Panera Bread Co. Class Aa	4,043	182,420
Papa John’s International Inc.[a]	3,180	71,741
Pep Boys - Manny, Moe & Jack (The)	6,715	32,366
PetSmart Inc.	17,917	352,786
Pier 1 Imports Inc.[a]	10,757	14,845
RadioShack Corp.	18,499	234,197
Regis Corp.	6,044	74,764
Rite Aid Corp.[a,b]	83,250	41,625
Ross Stores Inc.	18,720	611,957
Ruby Tuesday Inc.[a]	8,100	19,521
Saks Inc.[a]	17,827	106,962
Sally Beauty Co. Inc.[a]	12,323	62,601
Sears Holdings Corp.[a,b]	10,074	581,673
Sonic Corp.[a]	8,335	89,185
Staples Inc.	99,406	1,931,459
Starbucks Corp.[a]	102,793	1,349,672
Target Corp.	99,294	3,983,675
Tiffany & Co.	17,878	490,751
TJX Companies Inc. (The)	58,880	1,575,629
Tractor Supply Co.[a]	4,629	192,381

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
Tween Brands Inc.[a]	3,864	$32,921
Urban Outfitters Inc.[a]	16,795	365,123
Walgreen Co.	139,476	3,551,059
Wal-Mart Stores Inc.	343,462	19,168,614
Wendy’s/Arby’s Group Inc. Class A	61,700	223,354
Williams-Sonoma Inc.	12,277	101,654
Yum! Brands Inc.	65,886	1,911,353
Zale Corp.[a,b]	4,979	84,942

		82,759,273

SOFTWARE – 0.42%
Avid Technology Inc.[a]	4,355	64,585
Dun & Bradstreet Corp. (The)	7,939	585,025

		649,610

TOTAL COMMON STOCKS (Cost: $249,054,671)		152,472,454

SHORT-TERM INVESTMENTS – 2.72%

MONEY MARKET FUNDS – 2.72%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	450,996	450,996
BGI Cash Premier Fund LLC 2.50%[c,d,e]	3,699,306	3,699,306

		4,150,302

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,150,302)		4,150,302

TOTAL INVESTMENTS IN SECURITIES – 102.67% (Cost: $253,204,973)		156,622,756

Other Assets, Less Liabilities – (2.67)%		(4,073,097)

NET ASSETS – 100.00%		$152,549,659

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.80%

BANKS – 33.96%
Associated Banc-Corp.	53,815	$1,187,159
BancorpSouth Inc.	35,415	859,522
Bank of America Corp.	2,286,364	55,261,418
Bank of Hawaii Corp.	21,971	1,114,149
Bank of New York Mellon Corp. (The)	519,382	16,931,853
BB&T Corp.[a]	251,305	9,009,284
BOK Financial Corp.	10,307	493,087
Cathay General Bancorp[a]	22,729	556,406
Citizens Republic Bancorp Inc.	44,164	130,284
City National Corp.	18,225	975,584
Colonial BancGroup Inc. (The)[a]	90,730	368,364
Comerica Inc.	68,535	1,890,881
Commerce Bancshares Inc.	26,971	1,275,189
Cullen/Frost Bankers Inc.	25,335	1,418,000
Discover Financial Services LLC	199,052	2,438,387
East West Bancorp Inc.[a]	29,033	503,723
F.N.B. Corp. (Pennsylvania)	39,418	516,376
Fifth Third Bancorp	241,125	2,616,206
First BanCorp (Puerto Rico)	35,577	363,597
First Horizon National Corp.[a]	91,052	1,084,429
First Midwest Bancorp Inc.	21,327	473,673
FirstMerit Corp.	33,236	775,064
Frontier Financial Corp.[a]	21,397	142,504
Fulton Financial Corp.	79,731	837,176
Hancock Holding Co.	12,059	532,525
Huntington Bancshares Inc.	167,796	1,585,672
International Bancshares Corp.	24,590	638,602
KeyCorp	226,264	2,767,209
M&T Bank Corp.	35,896	2,911,166
Marshall & Ilsley Corp.	110,298	1,988,673
National City Corp.	295,593	798,101
Northern Trust Corp.	100,159	5,639,953
Old National Bancorp	30,597	579,507
Pacific Capital Bancorp	21,459	421,455
PacWest Bancorp	12,118	302,829
Park National Corp.[a]	5,276	383,829
PNC Financial Services Group Inc. (The)	157,667	10,511,659
Popular Inc.[a]	117,294	891,434

Security	Shares	Value
Prosperity Bancshares Inc.	20,618	$684,724
Provident Bankshares Corp.[a]	14,600	155,782
Regions Financial Corp.	317,750	3,523,848
South Financial Group Inc. (The)	33,603	195,233
State Street Corp.	196,865	8,534,098
Sterling Bancshares Inc.	33,813	269,151
Sterling Financial Corp. (Washington)	23,990	203,675
SunTrust Banks Inc.	161,010	6,462,941
Susquehanna Bancshares Inc.	39,529	612,304
SVB Financial Group[a,b]	14,859	764,496
Synovus Financial Corp.	125,732	1,298,812
TCF Financial Corp.	56,994	1,011,074
TrustCo Bank Corp. NY	34,077	414,717
Trustmark Corp.[a]	23,165	475,346
U.S. Bancorp	787,534	23,476,389
UCBH Holdings Inc.[a]	51,205	270,362
UMB Financial Corp.	13,890	629,634
Umpqua Holdings Corp.[a]	27,517	468,339
United Bancshares Inc.	19,815	632,098
United Community Banks Inc.[a]	22,120	290,214
Valley National Bancorp	57,861	1,099,359
Wachovia Corp.	985,913	6,319,702
Webster Financial Corp.	24,205	448,761
Wells Fargo & Co.	1,421,483	48,401,496
Westamerica Bancorporation[a]	13,383	766,177
Whitney Holding Corp.	29,807	566,333
Wilmington Trust Corp.	30,936	892,813
Wintrust Financial Corp.	10,748	275,149
Zions Bancorporation[a]	48,602	1,852,222

		242,170,178

COMMERCIAL SERVICES – 2.14%
Equifax Inc.	59,103	1,541,406
Moody’s Corp.	94,681	2,423,834
Visa Inc. Class A	203,715	11,275,625

		15,240,865

DIVERSIFIED FINANCIAL SERVICES – 30.75%
Affiliated Managers Group Inc.[b]	18,372	852,093
American Express Co.	467,341	12,851,878
AmeriCredit Corp.[a,b]	52,501	307,656
Ameriprise Financial Inc.	101,617	2,194,927
BlackRock Inc.	9,060	1,189,940

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
Capital One Financial Corp.	170,073	$6,653,256
Charles Schwab Corp. (The)	429,676	8,215,405
CIT Group Inc.	130,345	539,628
Citigroup Inc.	2,483,468	33,899,338
CME Group Inc.	34,819	9,824,181
E*TRADE Financial Corp.[a,b]	204,420	372,044
Eaton Vance Corp.	52,063	1,145,386
Federated Investors Inc. Class B	44,077	1,066,663
Franklin Resources Inc.	72,318	4,917,624
GLG Partners Inc.[a]	91,307	292,182
Goldman Sachs Group Inc. (The)	182,763	16,905,578
IntercontinentalExchange Inc.[b]	31,955	2,734,070
Invesco Ltd.	175,973	2,623,757
Investment Technology Group Inc.[b]	20,009	408,384
Janus Capital Group Inc.	73,612	864,205
Jefferies Group Inc.[a]	52,193	826,215
JPMorgan Chase & Co.	1,575,277	64,980,176
Knight Capital Group Inc. Class Ab	43,103	623,269
Lazard Ltd. Class A	31,336	945,407
Legg Mason Inc.	62,592	1,388,916
MasterCard Inc. Class A	36,769	5,435,194
Merrill Lynch & Co. Inc.	584,211	10,860,482
MF Global Ltd.[b]	44,877	175,020
Morgan Stanley	459,152	8,021,385
MSCI Inc. Class Ab	31,238	538,543
NASDAQ OMX Group Inc. (The)[b]	71,718	2,327,966
National Financial Partners Corp.	18,397	122,524
NYSE Euronext Inc.	101,941	3,076,579
optionsXpress Holdings Inc.	21,561	382,923
Piper Jaffray Companies[b]	8,680	342,426
Raymond James Financial Inc.	44,042	1,025,738
SEI Investments Co.	63,040	1,114,547
SLM Corp.[b]	213,226	2,275,121
SWS Group Inc.	12,728	236,232
T. Rowe Price Group Inc.	118,370	4,680,350
TD Ameritrade Holding Corp.[b]	109,274	1,452,251
Waddell & Reed Financial Inc. Class A	39,778	577,577

		219,267,036

Security	Shares	Value
INSURANCE – 19.02%
ACE Ltd.	151,871	$8,711,321
Aflac Inc.	216,762	9,598,221
Alleghany Corp.[b]	2,718	766,476
Allied World Assurance Holdings Ltd.	16,079	515,654
Allstate Corp. (The)	247,408	6,529,097
Ambac Financial Group Inc.[a]	132,046	353,883
American Financial Group Inc.	35,075	797,255
American International Group Inc.	1,063,856	2,031,965
American National Insurance Co.	7,207	492,094
Aon Corp.	111,737	4,726,475
Arch Capital Group Ltd.[b]	22,526	1,571,189
Arthur J. Gallagher & Co.	42,306	1,030,574
Aspen Insurance Holdings Ltd.	32,500	746,200
Assurant Inc.	44,650	1,137,682
Assured Guaranty Ltd.[a]	27,186	305,299
Axis Capital Holdings Ltd.	66,782	1,901,951
Brown & Brown Inc.	52,203	1,071,206
Chubb Corp.	164,468	8,522,732
Cincinnati Financial Corp.	69,697	1,811,425
Conseco Inc.[b]	84,977	158,057
Delphi Financial Group Inc. Class A	19,065	300,274
Endurance Specialty Holdings Ltd.	24,570	742,997
Erie Indemnity Co. Class A	14,747	548,441
Everest Re Group Ltd.	26,468	1,977,160
Fidelity National Financial Inc.	95,281	858,482
First American Corp.	37,259	760,456
Genworth Financial Inc. Class A	197,114	954,032
Hanover Insurance Group Inc. (The)	23,728	931,324
Hartford Financial Services Group Inc. (The)	136,943	1,413,252
HCC Insurance Holdings Inc.	52,824	1,165,297
Horace Mann Educators Corp.	16,956	134,970
IPC Holdings Ltd.	23,174	639,834
Lincoln National Corp.	117,795	2,030,786
Loews Corp.	161,277	5,356,009
Markel Corp.[b]	4,509	1,581,938
Marsh & McLennan Companies Inc.	233,167	6,836,456
Max Capital Group Ltd.	21,681	345,812
MBIA Inc.[a]	106,934	1,051,161
Mercury General Corp.	12,120	622,604
MetLife Inc.	221,544	7,359,692

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
MGIC Investment Corp.[a]	57,300	$222,324
Montpelier Re Holdings Ltd.	38,823	555,557
Nationwide Financial Services Inc. Class A	21,196	1,002,783
Old Republic International Corp.	106,430	980,220
PartnerRe Ltd.	24,855	1,682,435
Philadelphia Consolidated Holding Corp.[b]	27,464	1,606,369
Phoenix Companies Inc. (The)	49,583	320,802
Platinum Underwriters Holdings Ltd.	22,488	713,769
Principal Financial Group Inc.	109,909	2,087,172
ProAssurance Corp.[b]	13,672	751,276
Progressive Corp. (The)	288,654	4,119,093
Protective Life Corp.	31,980	267,033
Prudential Financial Inc.	193,798	5,813,940
Reinsurance Group of America Inc.	13,483	503,455
RenaissanceRe Holdings Ltd.	28,121	1,290,754
RLI Corp.	8,507	488,217
Selective Insurance Group Inc.	24,591	584,036
StanCorp Financial Group Inc.	22,512	767,209
Torchmark Corp.	39,799	1,662,404
Transatlantic Holdings Inc.	12,123	519,471
Travelers Companies Inc. (The)	269,246	11,456,417
Unitrin Inc.	21,171	444,591
Unum Group	158,595	2,497,871
W.R. Berkley Corp.	65,669	1,725,125
White Mountains Insurance Group Ltd.	3,508	1,208,506
Willis Group Holdings Ltd.	78,052	2,048,085
XL Capital Ltd. Class A	143,139	1,388,448
Zenith National Insurance Corp.	16,394	538,707

		135,635,802

REAL ESTATE – 0.53%
Brookfield Properties Corp.	93,478	943,193
CB Richard Ellis Group Inc. Class Ab	82,695	579,692
Forest City Enterprises Inc. Class A	30,100	357,889
Forestar Real Estate Group Inc.[b]	15,003	131,276
Jones Lang LaSalle Inc.	14,570	479,644
St. Joe Co. (The)[a,b]	41,502	1,283,242

		3,774,936

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 11.69%
Alexandria Real Estate Equities Inc.	14,417	$1,002,270
AMB Property Corp.	44,570	1,071,017
Annaly Capital Management Inc.	245,739	3,415,772
Apartment Investment and Management Co. Class A	39,093	571,931
AvalonBay Communities Inc.[a]	35,107	2,493,299
BioMed Realty Trust Inc.	35,727	501,964
Boston Properties Inc.	54,165	3,839,215
Brandywine Realty Trust	40,318	348,348
BRE Properties Inc. Class Aa	23,582	820,889
Camden Property Trust[a]	24,247	817,366
CapitalSource Inc.	101,297	749,598
CBL & Associates Properties Inc.	30,446	281,017
Colonial Properties Trust	19,060	200,892
Corporate Office Properties Trust	21,927	681,710
Cousins Properties Inc.[a]	11,449	165,782
DCT Industrial Trust Inc.	78,918	389,066
Developers Diversified Realty Corp.	54,341	715,671
DiamondRock Hospitality Co.	41,247	213,659
Digital Realty Trust Inc.	30,112	1,008,150
Douglas Emmett Inc.	49,881	753,203
Duke Realty Corp.	66,218	934,336
Entertainment Properties Trust	14,174	530,816
Equity Lifestyle Properties Inc.	10,305	432,707
Equity Residential	123,629	4,318,361
Essex Property Trust Inc.	11,580	1,126,734
Federal Realty Investment Trust	26,745	1,638,666
FelCor Lodging Trust Inc.	28,983	87,239
First Industrial Realty Trust Inc.[a]	20,578	212,777
Franklin Street Properties Corp.	29,785	352,357
General Growth Properties Inc.	115,865	479,681
HCP Inc.	113,482	3,396,516
Health Care REIT Inc.	46,296	2,060,635
Healthcare Realty Trust Inc.	26,431	675,312
Highwoods Properties Inc.	25,267	627,127
Home Properties Inc.	14,698	595,122
Hospitality Properties Trust	41,979	426,087
Host Hotels & Resorts Inc.	237,577	2,456,546
HRPT Properties Trust	103,719	374,426
iStar Financial Inc.[a]	61,208	64,880
Kilroy Realty Corp.	15,083	484,918

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
Kimco Realty Corp.	100,371	$2,266,377
LaSalle Hotel Properties	18,396	259,016
Lexington Realty Trust	29,228	234,701
Liberty Property Trust	42,776	1,020,208
Macerich Co. (The)	34,037	1,001,369
Mack-Cali Realty Corp.	30,357	689,711
Maguire Properties Inc.[a]	17,103	60,716
Mid-America Apartment Communities Inc.	12,571	443,002
National Retail Properties Inc.[a]	33,807	602,779
Nationwide Health Properties Inc.	44,317	1,322,419
Newcastle Investment Corp.[a]	24,780	100,359
Pennsylvania Real Estate Investment Trust	17,679	223,639
Plum Creek Timber Co. Inc.	78,744	2,935,576
Post Properties Inc.	20,319	453,520
Potlatch Corp.	18,131	602,131
ProLogis	118,985	1,665,790
Public Storage	58,632	4,778,508
RAIT Financial Trust[a]	26,866	102,628
Rayonier Inc.	36,132	1,195,247
Realty Income Corp.[a]	46,454	1,074,016
Redwood Trust Inc.[a]	12,671	193,106
Regency Centers Corp.	31,489	1,242,556
Senior Housing Properties Trust	50,575	969,523
Simon Property Group Inc.	101,944	6,833,306
SL Green Realty Corp.	26,463	1,112,505
Strategic Hotels & Resorts Inc.[a]	34,289	169,731
Sunstone Hotel Investors Inc.	21,690	142,070
Taubman Centers Inc.	24,221	804,622
UDR Inc.	59,165	1,169,100
Ventas Inc.	65,271	2,353,672
Vornado Realty Trust	65,667	4,632,807
Washington Real Estate Investment Trust	22,882	686,002
Weingarten Realty Investors[a]	35,943	735,034

		83,391,808

SAVINGS & LOANS – 1.71%
Astoria Financial Corp.	40,125	763,178
Dime Community Bancshares Inc.	14,011	233,984
First Niagara Financial Group Inc.	49,224	776,262
Guaranty Financial Group Inc.[a,b]	20,798	42,220

Security	Shares	Value
Hudson City Bancorp Inc.	219,095	$4,121,177
New York Community Bancorp Inc.	154,894	2,425,640
NewAlliance Bancshares Inc.	46,706	644,543
People’s United Financial Inc.	78,572	1,375,010
Provident Financial Services Inc.	25,665	376,249
Sovereign Bancorp Inc.[b]	250,175	725,508
Washington Federal Inc.	39,846	702,087

		12,185,858

TOTAL COMMON STOCKS
(Cost: $1,107,982,925)		711,666,483

SHORT-TERM INVESTMENTS – 1.64%

MONEY MARKET FUNDS – 1.64%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	487,591	487,591
BGI Cash Premier Fund LLC 2.50%[c,d,e]	11,193,941	11,193,941

		11,681,532

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,681,532)		11,681,532

TOTAL INVESTMENTS IN SECURITIES – 101.44% (Cost: $1,119,664,457)		723,348,015

Other Assets, Less Liabilities – (1.44)%		(10,266,099)

NET ASSETS – 100.00%		$713,081,916

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.80%

AEROSPACE & DEFENSE – 15.89%
AAR Corp.[a,b]	8,377	$133,948
Alliant Techsystems Inc.[a,b]	7,010	578,605
BE Aerospace Inc.[a]	20,065	258,237
Boeing Co. (The)	142,653	7,456,472
Curtiss-Wright Corp.	9,565	352,949
Esterline Technologies Corp.[a]	6,219	224,195
General Dynamics Corp.	72,522	4,374,527
Goodrich Corp.	27,007	987,376
Kaman Corp.	5,253	134,109
L-3 Communications Holdings Inc.	26,414	2,144,024
Lockheed Martin Corp.	68,085	5,790,629
Moog Inc. Class Aa	8,310	291,847
Northrop Grumman Corp.	67,945	3,185,941
Orbital Sciences Corp.[a]	12,532	256,781
Raytheon Co.	89,968	4,598,264
Rockwell Collins Inc.	34,829	1,296,684
Spirit AeroSystems Holdings Inc. Class Aa	21,784	351,376
Teledyne Technologies Inc.[a]	7,135	325,142
United Technologies Corp.	191,961	10,550,177

		43,291,283

AUTO MANUFACTURERS – 0.85%
Oshkosh Corp.	15,834	121,288
PACCAR Inc.	75,494	2,207,445

		2,328,733

BUILDING MATERIALS – 1.12%
Eagle Materials Inc.	9,417	166,775
Lennox International Inc.	11,477	342,244
Martin Marietta Materials Inc.[b]	8,941	700,796
Masco Corp.	78,919	801,028
NCI Building Systems Inc.[a]	4,142	77,083
Owens Corning[a]	18,991	298,728
Quanex Building Products Corp.	8,175	74,883
Simpson Manufacturing Co. Inc.[b]	8,161	188,029
Texas Industries Inc.	5,879	185,953
USG Corp.[a,b]	14,186	210,237

		3,045,756
CHEMICALS – 0.44%
Sherwin-Williams Co. (The)	21,337	1,214,289

		1,214,289

Security	Shares	Value
COMMERCIAL SERVICES – 5.69%
Accenture Ltd.	121,286	$4,008,502
Administaff Inc.	5,091	101,769
Alliance Data Systems Corp.[a]	14,527	728,674
Bowne & Co. Inc.	6,071	47,293
Convergys Corp.[a]	24,816	190,835
Corporate Executive Board Co. (The)	7,447	222,144
Corrections Corp. of America[a]	26,967	515,339
Deluxe Corp.	11,384	138,429
FTI Consulting Inc.[a]	10,812	629,799
Hewitt Associates Inc. Class Aa	19,323	538,918
Iron Mountain Inc.[a]	39,338	955,127
Lender Processing Services Inc.	20,475	472,358
Manpower Inc.	17,130	533,257
Monster Worldwide Inc.[a]	25,863	368,289
MPS Group Inc.[a]	20,029	156,026
Navigant Consulting Inc.[a]	10,236	165,516
PHH Corp.[a]	11,583	93,359
Quanta Services Inc.[a]	37,660	744,162
R.R. Donnelley & Sons Co.	45,490	753,769
Resources Connection Inc.[a]	9,742	168,926
Robert Half International Inc.	33,830	638,372
Spherion Corp.[a]	11,322	36,004
TeleTech Holdings Inc.[a]	8,555	77,337
TrueBlue Inc.[a]	9,408	78,369
United Rentals Inc.[a]	10,891	111,633
Viad Corp.	4,062	88,755
VistaPrint Ltd.[a,b]	8,807	150,336
Watson Wyatt Worldwide Inc.	9,254	393,017
Western Union Co.	157,117	2,397,605

		15,503,919

COMPUTERS – 0.41%
Affiliated Computer Services Inc. Class Aa	19,231	788,471
Jack Henry & Associates Inc.	17,424	331,230

		1,119,701

DISTRIBUTION & WHOLESALE – 1.06%
Fastenal Co.[b]	30,100	1,211,826
United Stationers Inc.[a]	4,975	186,015
W.W. Grainger Inc.	13,927	1,094,244
Watsco Inc.[b]	5,320	218,599
WESCO International Inc.[a]	8,948	177,886

		2,888,570

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
ELECTRIC – 0.24%
MDU Resources Group Inc.	36,489	$664,465

		664,465

ELECTRICAL COMPONENTS & EQUIPMENT – 3.01%
AMETEK Inc.	22,921	762,123
Belden Inc.	9,520	198,397
Emerson Electric Co.	168,491	5,514,710
Energy Conversion Devices Inc.[a]	9,709	331,465
EnerSys Inc.[a]	9,149	120,950
General Cable Corp.[a,b]	11,278	192,628
GrafTech International Ltd.[a]	25,776	209,043
Hubbell Inc. Class B	10,470	375,559
Littelfuse Inc.[a]	4,655	86,862
Molex Inc.	14,228	205,025
Molex Inc. Class A	15,237	195,643

		8,192,405

ELECTRONICS – 4.58%
Agilent Technologies Inc.[a]	77,779	1,725,916
Amphenol Corp. Class A	37,953	1,087,353
Arrow Electronics Inc.[a]	25,831	450,751
Avnet Inc.[a]	32,516	544,318
AVX Corp.	11,743	105,922
Benchmark Electronics Inc.[a]	14,427	172,980
Brady Corp. Class A	10,803	334,893
Checkpoint Systems Inc.[a]	8,752	110,363
CTS Corp.	7,231	50,545
Dionex Corp.[a]	4,041	217,527
Electro Scientific Industries Inc.[a]	5,039	42,176
Flextronics International Ltd.[a,b]	181,440	758,419
FLIR Systems Inc.[a,b]	30,007	963,225
Itron Inc.[a]	7,264	352,159
Jabil Circuit Inc.	39,376	331,152
Methode Electronics Inc.	8,714	66,139
Mettler-Toledo International Inc.[a]	7,373	564,329
National Instruments Corp.	12,319	312,903
Orbotech Ltd.[a]	7,135	23,117
Park Electrochemical Corp.	4,091	88,447
PerkinElmer Inc.	25,438	456,358
Plexus Corp.[a]	8,457	157,808
Sanmina-SCI Corp.[a]	114,465	85,849
Taser International Inc.[a,b]	12,789	64,073

Security	Shares	Value
Technitrol Inc.	8,477	$48,912
Thomas & Betts Corp.[a]	12,620	299,725
Trimble Navigation Ltd.[a]	25,735	529,369
Tyco Electronics Ltd.	101,938	1,981,675
Vishay Intertechnology Inc.[a]	36,967	159,328
Woodward Governor Co.	12,289	394,477

		12,480,208

ENERGY - ALTERNATE SOURCES – 0.04%
Headwaters Inc.[a]	9,219	97,721

		97,721

ENGINEERING & CONSTRUCTION – 2.37%
AECOM Technology Corp.[a]	16,204	285,677
EMCOR Group Inc.[a]	13,971	248,265
Fluor Corp.	38,674	1,544,253
FosterWheeler Ltd.[a]	31,154	853,620
Granite Construction Inc.	6,776	241,700
Insituform Technologies Inc. Class Aa	6,016	80,795
Jacobs Engineering Group Inc.[a]	26,480	964,666
KBR Inc.	36,921	547,908
McDermott International Inc.[a]	49,130	841,597
Shaw Group Inc. (The)[a]	16,686	298,513
URS Corp.[a]	18,407	540,982

		6,447,976

ENVIRONMENTAL CONTROL – 2.88%
Allied Waste Industries Inc.[a]	82,246	857,003
Clean Harbors Inc.[a]	4,337	284,377
Mine Safety Appliances Co.	6,824	184,248
Nalco Holding Co.	30,819	435,164
Republic Services Inc.	34,940	828,078
Stericycle Inc.[a]	18,641	1,089,194
Tetra Tech Inc.[a]	12,823	281,978
Waste Connections Inc.[a]	16,613	562,350
Waste Management Inc.	106,993	3,341,391

		7,863,783

FOREST PRODUCTS & PAPER – 0.92%
Louisiana-Pacific Corp.	22,315	107,112
MeadWestvaco Corp.	35,150	493,155
Smurfit-Stone Container Corp.[a]	54,020	72,927
Temple-Inland Inc.	19,390	114,983
Weyerhaeuser Co.	45,294	1,731,137

		2,519,314

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
HAND & MACHINE TOOLS – 0.40%
Baldor Electric Co.	8,958	$157,302
Kennametal Inc.	15,865	336,655
Lincoln Electric Holdings Inc.	8,774	378,598
Regal Beloit Corp.	6,785	220,920

		1,093,475

HOLDING COMPANIES - DIVERSIFIED – 0.17%
Walter Industries Inc.	12,013	465,504

		465,504

HOUSEHOLD PRODUCTS & WARES – 0.45%
Fortune Brands Inc.	32,434	1,237,033

		1,237,033

HOUSEWARES – 0.10%
Toro Co. (The)	7,955	267,606

		267,606

INTERNET – 0.12%
HLTH Corp.[a]	38,771	321,412

		321,412

MACHINERY – 5.78%
AGCO Corp.[a]	19,605	617,950
Albany International Corp. Class A	5,613	81,725
Astec Industries Inc.[a,b]	3,669	93,266
Bucyrus International Inc.	16,045	387,166
Caterpillar Inc.	131,362	5,014,088
Chart Industries Inc.[a]	6,092	82,973
Cognex Corp.	8,330	133,447
Cummins Inc.	39,546	1,022,264
Deere & Co.	93,070	3,588,779
Flowserve Corp.	12,394	705,466
Gardner Denver Inc.[a]	11,543	295,732
Graco Inc.	12,955	320,377
IDEX Corp.	17,395	403,216
Joy Global Inc.	23,148	670,829
Manitowoc Co. Inc. (The)	27,767	273,227
Nordson Corp.	6,592	243,443
Rockwell Automation Inc.	28,172	779,519
Terex Corp.[a]	20,959	349,806
Wabtec Corp.	10,435	414,896
Zebra Technologies Corp. Class Aa	13,833	279,980

		15,758,149

Security	Shares	Value
MANUFACTURING – 29.71%
Actuant Corp. Class A	12,100	$216,953
Acuity Brands Inc.	8,640	302,054
AptarGroup Inc.	13,832	419,386
Brink’s Co. (The)	8,710	422,348
Carlisle Companies Inc.	13,199	306,877
Ceradyne Inc.[a]	5,616	131,976
CLARCOR Inc.	11,137	394,138
Cooper Industries Ltd.	37,580	1,163,101
Crane Co.	11,145	182,444
Danaher Corp.	53,286	3,156,663
Donaldson Co. Inc.	14,735	517,935
Dover Corp.	40,983	1,302,030
Eaton Corp.	35,445	1,580,847
ESCO Technologies Inc.[a]	5,472	188,784
General Electric Co.	2,154,939	42,042,860
Harsco Corp.	18,031	426,794
Hexcel Corp.[a]	20,729	273,623
Honeywell International Inc.	147,712	4,497,830
Illinois Tool Works Inc.	96,318	3,216,058
Ingersoll-Rand Co. Ltd. Class A	68,643	1,266,463
ITT Industries Inc.	39,190	1,743,955
Pall Corp.	25,804	681,484
Parker Hannifin Corp.	36,338	1,408,824
Pentair Inc.	21,531	595,117
Roper Industries Inc.	19,333	876,752
SPX Corp.	11,678	452,406
Teleflex Inc.	8,558	453,488
Textron Inc.	53,622	949,109
3M Co.	138,324	8,894,233
Trinity Industries Inc.	17,790	300,295
Tyco International Ltd.	102,329	2,586,877

		80,951,704

METAL FABRICATE & HARDWARE – 1.08%
Kaydon Corp.	5,974	199,591
Mueller Industries Inc.	7,862	179,804
Mueller Water Products Inc. Class B	18,482	121,612
Precision Castparts Corp.	30,092	1,950,263
Timken Co. (The)	16,639	264,227
Valmont Industries Inc.	3,973	217,641

		2,933,138

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
MINING – 0.39%
Vulcan Materials Co.[b]	19,755	$1,072,301

		1,072,301

PACKAGING & CONTAINERS – 1.89%
Ball Corp.	21,051	719,944
Bemis Co. Inc.	21,554	535,401
Crown Holdings Inc.[a]	34,246	691,084
Greif Inc. Class A	5,089	206,512
Owens-Illinois Inc.[a]	36,076	825,419
Packaging Corp. of America	22,686	381,805
Pactiv Corp.[a]	28,136	662,884
Sealed Air Corp.	34,112	577,175
Sonoco Products Co.	21,595	543,762

		5,143,986

RETAIL – 0.17%
MSC Industrial Direct Co. Inc. Class A	9,585	343,718
World Fuel Services Corp.	6,258	134,109

		477,827

SEMICONDUCTORS – 0.05%
ATMI Inc.[a]	6,580	80,013
Veeco Instruments Inc.[a]	6,702	51,873

		131,886

SOFTWARE – 3.80%
Acxiom Corp.	14,249	111,997
Automatic Data Processing Inc.	111,875	3,910,031
Broadridge Financial Solutions Inc.	29,405	355,801
Fidelity National Information Services Inc.	40,962	618,117
Fiserv Inc.[a]	35,669	1,189,918
Global Payments Inc.	17,276	699,851
IMS Health Inc.	39,368	564,537
Metavante Technologies Inc.[a]	19,059	319,619
Paychex Inc.	69,951	1,996,402
Total System Services Inc.	42,892	589,336

		10,355,609

TELECOMMUNICATIONS – 0.36%
Anixter International Inc.[a,b]	6,597	221,725
Black Box Corp.	3,767	114,554
CommScope Inc.[a,b]	14,898	219,150

Security	Shares	Value
NeuStar Inc. Class Aa	16,866	$332,260
Newport Corp.[a]	7,966	57,276
Powerwave Technologies Inc.[a]	27,140	25,783

		970,748
TEXTILES – 0.29%
Cintas Corp.	28,764	681,707
G&K Services Inc. Class A	4,308	97,318

		779,025
TRANSPORTATION – 15.44%
Alexander & Baldwin Inc.	8,965	285,984
American Commercial Lines Inc.[a]	8,830	65,607
Arkansas Best Corp.[b]	4,739	138,331
Burlington Northern Santa Fe Corp.	60,673	5,403,537
C.H. Robinson Worldwide Inc.	36,635	1,896,960
Con-way Inc.	10,006	340,604
CSX Corp.	87,046	3,979,743
Expeditors International Washington Inc.	45,964	1,500,725
FedEx Corp.	62,771	4,103,340
Forward Air Corp.	6,268	164,034
Genco Shipping & Trading Ltd.	6,713	139,966
General Maritime Corp.	5,449	82,552
Genesee & Wyoming Inc. Class Aa	6,879	229,415
J.B. Hunt Transport Services Inc.	23,781	676,094
Kansas City Southern Industries Inc.[a]	19,665	607,059
Kirby Corp.[a]	11,578	397,357
Landstar System Inc.	11,498	443,708
Norfolk Southern Corp.	81,213	4,867,907
Old Dominion Freight Line Inc.[a]	6,651	201,791
Overseas Shipholding Group Inc.	5,231	196,581
Pacer International Inc.	7,467	84,302
Ryder System Inc.	12,162	481,858
Teekay Corp.	9,029	192,769
Union Pacific Corp.	109,880	7,336,688
United Parcel Service Inc. Class B	147,174	7,767,844
UTi Worldwide Inc.	19,604	230,543
Werner Enterprises Inc.	10,989	215,604
YRC Worldwide Inc.[a,b]	12,463	57,081

		42,087,984

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
TRUCKING & LEASING – 0.10%
GATX Corp.	9,244	$263,916

		263,916

TOTAL COMMON STOCKS
(Cost: $418,387,221)		271,969,426

SHORT-TERM INVESTMENTS – 1.33%

MONEY MARKET FUNDS – 1.33%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	336,417	336,417
BGI Cash Premier Fund LLC 2.50%[c,d,e]	3,280,157	3,280,157

		3,616,574

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,616,574)		3,616,574

TOTAL INVESTMENTS IN SECURITIES – 101.13% (Cost: $422,003,795)		275,586,000

Other Assets, Less Liabilities – (1.13)%		(3,080,786)

NET ASSETS – 100.00%		$272,505,214

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.80%

BANKS – 49.33%
Associated Banc-Corp.	40,701	$897,864
BancorpSouth Inc.	26,246	636,990
Bank of America Corp.	1,705,148	41,213,427
Bank of Hawaii Corp.	16,588	841,178
Bank of New York Mellon Corp. (The)	387,261	12,624,709
BB&T Corp.	187,715	6,729,583
BOK Financial Corp.	7,776	372,004
Cathay General Bancorp[a]	17,058	417,580
Citizens Republic Bancorp Inc.	32,912	97,090
City National Corp.	13,496	722,441
Colonial BancGroup Inc. (The)[a]	68,439	277,862
Comerica Inc.	51,643	1,424,830
Commerce Bancshares Inc.	20,025	946,782
Cullen/Frost Bankers Inc.	18,637	1,043,113
Discover Financial Services LLC	147,199	1,803,188
East West Bancorp Inc.[a]	21,755	377,449
F.N.B. Corp. (Pennsylvania)	29,651	388,428
Fifth Third Bancorp	179,107	1,943,311
First BanCorp (Puerto Rico)	26,625	272,108
First Horizon National Corp.[a]	69,412	826,697
First Midwest Bancorp Inc.	16,348	363,089
FirstMerit Corp.	25,304	590,089
Frontier Financial Corp.[a]	16,225	108,059
Fulton Financial Corp.[a]	58,998	619,479
Hancock Holding Co.	9,017	398,191
Huntington Bancshares Inc.	125,464	1,185,635
International Bancshares Corp.	18,457	479,328
KeyCorp	168,671	2,062,846
M&T Bank Corp.	26,649	2,161,234
Marshall & Ilsley Corp.	81,850	1,475,756
National City Corp.	219,056	591,451
Northern Trust Corp.	74,577	4,199,431
Old National Bancorp	22,942	434,522
Pacific Capital Bancorp[a]	16,099	316,184
PacWest Bancorp	9,057	226,334
Park National Corp.[a]	3,905	284,089
PNC Financial Services Group Inc. (The)	117,712	7,847,859
Popular Inc.[a]	86,986	661,094

Security	Shares	Value
Prosperity Bancshares Inc.	15,821	$525,415
Provident Bankshares Corp.[a]	10,903	116,335
Regions Financial Corp.	236,541	2,623,240
South Financial Group Inc. (The)	25,166	146,214
State Street Corp.	147,070	6,375,485
Sterling Bancshares Inc.	25,349	201,778
Sterling Financial Corp. (Washington)	17,831	151,385
SunTrust Banks Inc.	119,948	4,814,713
Susquehanna Bancshares Inc.	29,681	459,759
SVB Financial Group[a,b]	10,987	565,281
Synovus Financial Corp.[a]	91,962	949,967
TCF Financial Corp.	41,348	733,514
TrustCo Bank Corp. NY	25,648	312,136
Trustmark Corp.	17,434	357,746
U.S. Bancorp	587,277	17,506,727
UCBH Holdings Inc.	38,144	201,400
UMB Financial Corp.	10,566	478,957
Umpqua Holdings Corp.[a]	20,705	352,399
United Bancshares Inc.	14,884	474,800
United Community Banks Inc.[a]	16,549	217,123
Valley National Bancorp	42,954	816,126
Wachovia Corp.	736,127	4,718,574
Webster Financial Corp.	18,132	336,167
Wells Fargo & Co.	1,060,124	36,097,222
Westamerica Bancorporation[a]	9,636	551,661
Whitney Holding Corp.	21,938	416,822
Wilmington Trust Corp.	22,854	659,566
Wintrust Financial Corp.	8,078	206,797
Zions Bancorporation[a]	36,598	1,394,750

		180,623,363

COMMERCIAL SERVICES – 3.10%
Equifax Inc.	44,452	1,159,308
Moody’s Corp.	70,126	1,795,226
Visa Inc. Class A	151,990	8,412,647

		11,367,181

DIVERSIFIED FINANCIAL SERVICES – 43.23%
Affiliated Managers Group Inc.[b]	13,869	643,244
American Express Co.	348,596	9,586,390
AmeriCredit Corp.[a,b]	39,533	231,663
Ameriprise Financial Inc.	75,222	1,624,795
BlackRock Inc.	6,750	886,545

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2008

Security	Shares	Value
Capital One Financial Corp.	127,128	$4,973,247
Charles Schwab Corp. (The)	320,802	6,133,734
CIT Group Inc.	98,120	406,217
Citigroup Inc.	1,852,045	25,280,414
CME Group Inc.	25,977	7,329,411
E*TRADE Financial Corp.[a,b]	152,105	276,831
Eaton Vance Corp.	39,402	866,844
Federated Investors Inc. Class B	32,680	790,856
Franklin Resources Inc.	53,814	3,659,352
GLG Partners Inc.[a]	68,537	219,318
Goldman Sachs Group Inc. (The)	136,280	12,605,900
IntercontinentalExchange Inc.[b]	23,741	2,031,280
Invesco Ltd.	131,437	1,959,726
Investment Technology Group Inc.[b]	15,008	306,313
Janus Capital Group Inc.	54,628	641,333
Jefferies Group Inc.[a]	39,449	624,478
JPMorgan Chase & Co.	1,174,841	48,462,191
Knight Capital Group Inc. Class Ab	32,364	467,983
Lazard Ltd. Class A	23,017	694,423
Legg Mason Inc.	47,434	1,052,560
Merrill Lynch & Co. Inc.	436,321	8,111,207
MF Global Ltd.[b]	33,632	131,165
Morgan Stanley	343,175	5,995,267
NASDAQ OMX Group Inc. (The)[b]	53,226	1,727,716
National Financial Partners Corp.	13,643	90,862
NYSE Euronext Inc.	76,091	2,296,426
optionsXpress Holdings Inc.	16,147	286,771
Piper Jaffray Companies[b]	6,473	255,360
Raymond James Financial Inc.	32,854	765,170
SLM Corp.[b]	159,629	1,703,241
SWS Group Inc.	9,558	177,397
T. Rowe Price Group Inc.	88,097	3,483,355
TD Ameritrade Holding Corp.[b]	81,061	1,077,301
Waddell & Reed Financial Inc. Class A	29,667	430,765

		158,287,051

INSURANCE – 0.22%
Fidelity National Financial Inc.	72,128	649,873
MGIC Investment Corp.[a]	43,152	167,430

		817,303

SAVINGS & LOANS – 2.48%
Astoria Financial Corp.	29,609	563,163
Dime Community Bancshares Inc.	10,612	177,220

Security	Shares	Value
First Niagara Financial Group Inc.	37,786	$595,885
Guaranty Financial Group Inc.[a,b]	14,254	28,936
Hudson City Bancorp Inc.	163,412	3,073,780
New York Community Bancorp Inc.	115,194	1,803,938
NewAlliance Bancshares Inc.	33,626	464,039
People’s United Financial Inc.	58,728	1,027,740
Provident Financial Services Inc.	19,357	283,774
Sovereign Bancorp Inc.[b]	186,153	539,844
Washington Federal Inc.	29,378	517,640

		9,075,959

SOFTWARE – 1.44%
MasterCard Inc. Class A	27,357	4,043,912
MSCI Inc. Class Ab	23,872	411,553
SEI Investments Co.	46,795	827,336

		5,282,801

TOTAL COMMON STOCKS (Cost: $536,344,259)		365,453,658

SHORT-TERM INVESTMENTS – 1.40%

MONEY MARKET FUNDS – 1.40%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	213,830	213,830
BGI Cash Premier Fund LLC 2.50%[c,d,e]	4,922,672	4,922,672

		5,136,502

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,136,502)		5,136,502

TOTAL INVESTMENTS IN SECURITIES – 101.20% (Cost: $541,480,761)		370,590,160

Other Assets, Less Liabilities – (1.20)%		(4,401,674)

NET ASSETS – 100.00%		$366,188,486

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.75%

REAL ESTATE MANAGEMENT/SERVICES – 1.20%
CB Richard Ellis Group Inc. Class Aa,b	1,445,332	$10,131,777
Jones Lang LaSalle Inc.	254,902	8,391,374

		18,523,151

REAL ESTATE OPERATING/ DEVELOPMENT – 8.50%
Brookfield Properties Corp.	1,632,197	16,468,868
Forest City Enterprises Inc. Class A	525,838	6,252,214
Forestar Real Estate Group Inc.[a]	262,695	2,298,581
Plum Creek Timber Co. Inc.	1,383,862	51,590,375
Potlatch Corp.	318,298	10,570,677
Rayonier Inc.	630,510	20,857,271
St. Joe Co. (The)[a,b]	736,542	22,773,879

		130,811,865

REITs - APARTMENTS – 14.62%
Apartment Investment and Management Co. Class A	688,228	10,068,776
AvalonBay Communities Inc.[b]	617,227	43,835,462
BRE Properties Inc. Class Ab	411,331	14,318,432
Camden Property Trust[b]	423,695	14,282,758
Equity Residential	2,176,658	76,030,664
Essex Property Trust Inc.[b]	205,117	19,957,884
Home Properties Inc.[b]	256,625	10,390,746
Mid-America Apartment Communities Inc.[b]	221,512	7,806,083
Post Properties Inc.[b]	355,088	7,925,564
UDR Inc.	1,034,402	20,439,784

		225,056,153

REITs - DIVERSIFIED – 11.67%
CapitalSource Inc.[b]	1,801,431	13,330,589
Colonial Properties Trust	339,240	3,575,590
Cousins Properties Inc.[b]	245,990	3,561,935
Digital Realty Trust Inc.[b]	533,805	17,871,791
Duke Realty Corp.	1,171,269	16,526,606
Entertainment Properties Trust	249,586	9,346,996
Lexington Realty Trust	516,400	4,146,692
Liberty Property Trust	745,862	17,788,809
Vornado Realty Trust	1,155,431	81,515,657

Security	Shares	Value
Washington Real Estate Investment Trust[b]	397,907	$11,929,252

		179,593,917

REITs - HEALTH CARE – 12.35%
HCP Inc.	2,005,373	60,020,814
Health Care REIT Inc.[b]	817,251	36,375,842
Healthcare Realty Trust Inc.	464,061	11,856,759
Nationwide Health Properties Inc.[b]	774,379	23,107,469
Senior Housing Properties Trust	900,737	17,267,128
Ventas Inc.	1,147,804	41,389,812

		190,017,824

REITs - HOTELS – 4.32%
DiamondRock Hospitality Co.	744,030	3,854,075
FelCor Lodging Trust Inc.	510,309	1,536,030
Hospitality Properties Trust[b]	755,249	7,665,777
Host Hotels & Resorts Inc.[b]	4,183,439	43,256,759
LaSalle Hotel Properties	322,200	4,536,576
Strategic Hotels & Resorts Inc.	600,410	2,972,030
Sunstone Hotel Investors Inc.	405,503	2,656,045

		66,477,292

REITs - MANUFACTURED HOMES – 0.50%
Equity Lifestyle Properties Inc.	182,664	7,670,061

		7,670,061

REITs - MORTGAGE – 4.43%
Annaly Capital Management Inc.	4,317,837	60,017,934
iStar Financial Inc.[b]	1,074,666	1,139,146
Newcastle Investment Corp.[b]	427,541	1,731,541
RAIT Financial Trust[b]	483,223	1,845,912
Redwood Trust Inc.[b]	223,742	3,409,828

		68,144,361

REITs - OFFICE PROPERTY – 12.41%
Alexandria Real Estate Equities Inc.	256,267	17,815,682
BioMed Realty Trust Inc.	633,939	8,906,843
Boston Properties Inc.	955,366	67,716,342
Brandywine Realty Trust	714,668	6,174,732
Corporate Office Properties Trust[b]	381,313	11,855,021
Douglas Emmett Inc.	877,403	13,248,785

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2008

Security	Shares	Value
Franklin Street Properties Corp.[b]	517,711	$6,124,521
Highwoods Properties Inc.	457,067	11,344,403
HRPT Properties Trust	1,814,845	6,551,590
Kilroy Realty Corp.	263,907	8,484,610
Mack-Cali Realty Corp.	528,387	12,004,953
Maguire Properties Inc.[b]	300,822	1,067,918
SL Green Realty Corp.[b]	467,933	19,671,903

		190,967,303

REITs - OUTLET CENTERS – 1.90%
National Retail Properties Inc.	587,244	10,470,561
Realty Income Corp.[b]	812,291	18,780,168

		29,250,729

REITs - REGIONAL MALLS – 11.00%
CBL & Associates Properties Inc.	534,152	4,930,223
General Growth Properties Inc.[b]	2,022,037	8,371,233
Macerich Co. (The)	600,958	17,680,184
Pennsylvania Real Estate Investment Trust	320,492	4,054,224
Simon Property Group Inc.	1,793,628	120,226,885
Taubman Centers Inc.	422,862	14,047,476

		169,310,225

REITs - SHOPPING CENTERS – 7.55%
Developers Diversified Realty Corp.	960,791	12,653,617
Federal Realty Investment Trust[b]	472,224	28,933,164
Kimco Realty Corp.[b]	1,762,550	39,798,379
Regency Centers Corp.	556,394	21,955,307
Weingarten Realty Investors[b]	625,465	12,790,759

		116,131,226

REITs - STORAGE – 5.47%
Public Storage	1,032,536	84,151,684

		84,151,684

REITs - WAREHOUSE/INDUSTRIAL – 3.83%
AMB Property Corp.	786,963	18,910,721
DCT Industrial Trust Inc.	1,382,976	6,818,072
First Industrial Realty Trust Inc.[b]	357,305	3,694,534
ProLogis	2,105,641	29,478,974

		58,902,301

Security	Shares	Value
TOTAL COMMON STOCKS (Cost: $2,709,122,481)		$1,535,008,092

SHORT-TERM INVESTMENTS – 14.94%

MONEY MARKET FUNDS – 14.94%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	1,784,212	1,784,212
BGI Cash Premier Fund LLC 2.50%[c,d,e]	228,199,396	228,199,396

		229,983,608

TOTAL SHORT-TERM INVESTMENTS (Cost: $229,983,608)		229,983,608

TOTAL INVESTMENTS IN SECURITIES – 114.69% (Cost: $2,939,106,089)		1,764,991,700

Other Assets, Less Liabilities – (14.69)%		(226,112,438)

NET ASSETS – 100.00%		$1,538,879,262

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.80%

AEROSPACE & DEFENSE – 0.58%
Raytheon Co.	2,801	$143,159
Rockwell Collins Inc.	8,921	332,129
United Technologies Corp.	1,615	88,760

		564,048

AGRICULTURE – 0.40%
Monsanto Co.	4,342	386,351

		386,351

AIRLINES – 0.50%
Southwest Airlines Co.	40,702	479,470

		479,470

APPAREL – 2.38%
Nike Inc. Class B	34,949	2,014,111
Timberland Co. Class Aa	22,764	275,444

		2,289,555

AUTO MANUFACTURERS – 0.04%
Ford Motor Co.[a,b]	16,319	35,739

		35,739

AUTO PARTS & EQUIPMENT – 0.53%
BorgWarner Inc.	8,452	189,916
Johnson Controls Inc.	17,599	312,030
Modine Manufacturing Co.	1,444	10,686

		512,632

BANKS – 5.59%
Bank of America Corp.	55,421	1,339,526
Bank of New York Mellon Corp. (The)	11,564	376,986
BB&T Corp.[b]	6,404	229,583
Comerica Inc.	4,526	124,872
First Horizon National Corp.[b]	9,247	110,132
KeyCorp	6,218	76,046
M&T Bank Corp.[b]	1,220	98,942
Northern Trust Corp.	6,265	352,782
State Street Corp.	12,973	562,380
SunTrust Banks Inc.	3,427	137,560
Synovus Financial Corp.	35,004	361,591
Wachovia Corp.	20,387	130,681
Wells Fargo & Co.	43,632	1,485,670

		5,386,751

Security	Shares	Value
BEVERAGES – 2.62%
Brown-Forman Corp. Class B	15,371	$697,843
PepsiCo Inc.	32,075	1,828,596

		2,526,439

BIOTECHNOLOGY – 1.43%
Amgen Inc.[a]	13,818	827,560
Celgene Corp.[a]	2,105	135,267
Genzyme Corp.[a]	5,758	419,643

		1,382,470

CHEMICALS – 1.74%
Air Products and Chemicals Inc.	11,142	647,684
Ecolab Inc.	13,583	506,103
Praxair Inc.	1,521	99,093
Rohm and Haas Co.	5,985	421,045

		1,673,925

COAL – 0.10%
CONSOL Energy Inc.	1,475	46,300
Peabody Energy Corp.	1,424	49,142

		95,442

COMMERCIAL SERVICES – 0.22%
H&R Block Inc.	815	16,072
ITT Educational Services Inc.[a]	127	11,132
Manpower Inc.	2,413	75,117
Moody’s Corp.	4,314	110,438

		212,759

COMPUTERS – 7.03%
Apple Inc.[a]	8,246	887,187
Dell Inc.[a]	43,205	524,941
Hewlett-Packard Co.	63,130	2,416,616
International Business Machines Corp.	31,295	2,909,496
Sun Microsystems Inc.[a]	8,230	37,858

		6,776,098

COSMETICS & PERSONAL CARE – 2.39%
Procter & Gamble Co. (The)	35,628	2,299,431

		2,299,431

DIVERSIFIED FINANCIAL SERVICES – 4.47%
American Express Co.	26,037	716,017
Capital One Financial Corp.	4,915	192,275
CIT Group Inc.	2,526	10,458
Citigroup Inc.	59,743	815,492

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2008

Security	Shares	Value
CME Group Inc.	1,070	$301,900
Goldman Sachs Group Inc. (The)	5,678	525,215
JPMorgan Chase & Co.	25,894	1,068,127
Legg Mason Inc.	1,734	38,477
Merrill Lynch & Co. Inc.	11,080	205,977
Morgan Stanley	7,024	122,709
NYSE Euronext Inc.	7,181	216,723
SLM Corp.[a]	9,335	99,604

		4,312,974

ELECTRIC – 1.05%
Consolidated Edison Inc.	7,473	323,730
FPL Group Inc.	9,784	462,196
Northeast Utilities	2,628	59,288
NSTAR	5,070	167,563

		1,012,777

ELECTRICAL COMPONENTS & EQUIPMENT – 0.19%
Emerson Electric Co.	5,693	186,332

		186,332

ELECTRONICS – 0.88%
Agilent Technologies Inc.[a]	38,219	848,080

		848,080

FOOD – 8.28%
General Mills Inc.	35,550	2,408,157
H.J. Heinz Co.	69,905	3,063,237
Kellogg Co.	20,501	1,033,660
Kraft Foods Inc.	17,161	500,072
Sysco Corp.	29,575	774,865
Whole Foods Market Inc.[b]	18,412	197,377

		7,977,368

FOREST PRODUCTS & PAPER – 0.40%
International Paper Co.	419	7,215
Weyerhaeuser Co.	9,912	378,837

		386,052

GAS – 1.24%
Energen Corp.	2,459	82,549
WGL Holdings Inc.	34,488	1,110,169

		1,192,718

HAND & MACHINE TOOLS – 0.13%
Lincoln Electric Holdings Inc.	2,876	124,099

		124,099

Security	Shares	Value
HEALTH CARE - PRODUCTS – 8.03%
Baxter International Inc.	24,371	$1,474,202
Becton, Dickinson and Co.	6,828	473,863
Johnson & Johnson	86,953	5,333,697
Medtronic Inc.	11,360	458,149

		7,739,911

HEALTH CARE - SERVICES – 1.18%
Aetna Inc.	6,244	155,288
Humana Inc.[a]	1,643	48,616
Quest Diagnostics Inc.	5,856	274,061
UnitedHealth Group Inc.	13,794	327,332
WellCare Health Plans Inc.[a]	257	6,212
WellPoint Inc.[a]	8,501	330,434

		1,141,943

HOME FURNISHINGS – 0.24%
Harman International Industries Inc.	437	8,028
Whirlpool Corp.[b]	4,884	227,839

		235,867

HOUSEHOLD PRODUCTS & WARES – 1.86%
Avery Dennison Corp.	11,312	396,146
Kimberly-Clark Corp.	22,861	1,401,151

		1,797,297

INSURANCE – 2.88%
Aflac Inc.	9,149	405,118
American International Group Inc.	35,007	66,863
Cincinnati Financial Corp.	7,861	204,307
Hartford Financial Services Group Inc. (The)	7,376	76,120
Principal Financial Group Inc.	7,684	145,919
Prudential Financial Inc.	3,127	93,810
Travelers Companies Inc. (The)	40,050	1,704,127
Unum Group	3,276	51,597
XL Capital Ltd. Class A	2,544	24,677

		2,772,538

INTERNET – 2.18%
Amazon.com Inc.[a]	4,024	230,334
eBay Inc.[a]	25,596	390,851
Expedia Inc.[a]	1,568	14,912
Google Inc. Class Aa	2,846	1,022,739
Symantec Corp.[a]	21,150	266,067
Yahoo! Inc.[a]	14,151	181,416

		2,106,319

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2008

Security	Shares	Value
IRON & STEEL – 0.27%
Nucor Corp.	3,136	$127,039
Reliance Steel & Aluminum Co.	2,214	55,439
Steel Dynamics Inc.	1,484	17,689
United States Steel Corp.	1,708	62,991

		263,158

LODGING – 0.20%
Marriott International Inc. Class A	9,197	191,941

		191,941

MACHINERY – 1.09%
Cummins Inc.	6,911	178,649
Deere & Co.	7,671	295,794
Graco Inc.	7,038	174,050
Nordson Corp.	2,259	83,425
Rockwell Automation Inc.	11,637	321,996

		1,053,914

MANUFACTURING – 2.93%
Donaldson Co. Inc.	6,039	212,271
Eastman Kodak Co.	14,847	136,295
General Electric Co.	81,345	1,587,041
3M Co.	13,756	884,511

		2,820,118

MEDIA – 1.03%
Comcast Corp. Class A	21,532	339,344
Gannett Co. Inc.	705	7,755
John Wiley & Sons Inc. Class A	2,620	91,124
McGraw-Hill Companies Inc. (The)	10,416	279,565
New York Times Co. (The) Class Ab	15,731	157,310
Washington Post Co. (The) Class B	270	115,236

		990,334

METAL FABRICATE & HARDWARE – 0.15%
Commercial Metals Co.	1,920	21,312
Timken Co. (The)	4,780	75,906
Worthington Industries Inc.	3,848	46,445

		143,663

MINING – 0.07%
Alcoa Inc.	5,951	68,496

		68,496

OFFICE & BUSINESS EQUIPMENT – 0.32%
Pitney Bowes Inc.	12,607	312,401

		312,401

Security	Shares	Value
OFFICE FURNISHINGS – 0.73%
Herman Miller Inc.	31,793	$699,446

		699,446

OIL & GAS – 5.94%
Apache Corp.	4,302	354,184
Bill Barrett Corp.[a]	2,253	45,961
Chesapeake Energy Corp.	14,402	316,412
Chevron Corp.	15,011	1,119,821
Denbury Resources Inc.[a]	1,574	20,006
Devon Energy Corp.	7,258	586,882
ENSCO International Inc.	1,207	45,878
EOG Resources Inc.	4,456	360,579
Hess Corp.	1,883	113,375
Marathon Oil Corp.	5,316	154,696
Newfield Exploration Co.[a]	5,172	118,853
Noble Corp.	15,415	496,517
Noble Energy Inc.	2,239	116,025
Occidental Petroleum Corp.	7,036	390,779
Pioneer Natural Resources Co.	926	25,771
Pride International Inc.[a]	10,559	198,404
Quicksilver Resources Inc.[a]	5,282	55,303
Range Resources Corp.	2,762	116,612
Southwestern Energy Co.[a]	5,417	192,954
Transocean Inc.[a]	4,114	338,706
Valero Energy Corp.	5,039	103,703
XTO Energy Inc.	12,580	452,251

		5,723,672
OIL & GAS SERVICES – 2.32%
Baker Hughes Inc.	1,630	56,968
BJ Services Co.	7,142	91,775
Cameron International Corp.[a]	2,913	70,669
Exterran Holdings Inc.[a]	4,479	100,374
National Oilwell Varco Inc.[a]	8,765	261,986
Schlumberger Ltd.	20,538	1,060,788
Smith International Inc.	9,384	323,560
Tidewater Inc.	2,184	95,244
Weatherford International Ltd.[a]	10,312	174,067

		2,235,431
PHARMACEUTICALS – 6.36%
Allergan Inc.	26,106	1,035,625
Bristol-Myers Squibb Co.	51,589	1,060,154
Eli Lilly and Co.	10,686	361,401

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2008

Security	Shares	Value
Express Scripts Inc.[a]	3,539	$214,499
Gilead Sciences Inc.[a]	8,393	384,819
Medco Health Solutions Inc.[a]	2,362	89,638
Merck & Co. Inc.	31,241	966,909
Omnicare Inc.	835	23,021
Pfizer Inc.	71,817	1,271,879
Schering-Plough Corp.	19,882	288,090
Wyeth	13,464	433,272

		6,129,307

PIPELINES – 0.17%
Questar Corp.	4,701	161,996

		161,996

REAL ESTATE – 0.06%
Jones Lang LaSalle Inc.	1,691	55,668

		55,668

REAL ESTATE INVESTMENT TRUSTS – 0.26%
Duke Realty Corp.	4,888	68,970
General Growth Properties Inc.	2,043	8,458
ProLogis	12,455	174,370

		251,798

RETAIL – 4.07%
Best Buy Co. Inc.	8,071	216,383
Darden Restaurants Inc.	2,049	45,426
Gap Inc. (The)	68,110	881,343
McDonald’s Corp.	12,391	717,811
Nordstrom Inc.	5,863	106,062
Office Depot Inc.[a]	17,833	64,199
OfficeMax Inc.	1,075	8,654
PetSmart Inc.	724	14,256
Staples Inc.	51,510	1,000,839
Starbucks Corp.[a]	32,431	425,819
Tiffany & Co.	7,918	217,349
Walgreen Co.	8,743	222,597

		3,920,738

SAVINGS & LOANS – 0.07%
Sovereign Bancorp Inc.[a]	22,148	64,229

		64,229

SEMICONDUCTORS – 4.30%
Advanced Micro Devices Inc.[a]	16,496	57,736
Applied Materials Inc.	64,536	833,160
Intel Corp.	106,494	1,703,904

Security	Shares	Value
Lam Research Corp.[a]	1,333	$29,806
LSI Corp.[a]	6,395	24,621
Micron Technology Inc.[a]	6,878	32,395
Texas Instruments Inc.	67,179	1,314,021
Xilinx Inc.	8,125	149,662

		4,145,305

SOFTWARE – 3.78%
Adobe Systems Inc.[a]	17,714	471,901
Automatic Data Processing Inc.	7,321	255,869
Compuware Corp.[a]	3,994	25,482
Microsoft Corp.	120,955	2,700,925
Novell Inc.[a]	12,086	56,321
Paychex Inc.	4,517	128,915

		3,639,413

TELECOMMUNICATIONS – 5.56%
American Tower Corp. Class Aa	355	11,470
AT&T Inc.	43,116	1,154,215
Cisco Systems Inc.[a]	82,864	1,472,493
Corning Inc.	11,827	128,086
Embarq Corp.	4,803	144,090
Motorola Inc.	63,222	339,502
QUALCOMM Inc.	23,708	907,068
Sprint Nextel Corp.	22,788	71,326
Telephone and Data Systems Inc.	1,349	36,221
Tellabs Inc.[a]	34,140	144,754
Verizon Communications Inc.	32,176	954,662

		5,363,887

TOYS, GAMES & HOBBIES – 0.24%
Mattel Inc.	15,360	230,707

		230,707

TRANSPORTATION – 1.32%
Ryder System Inc.	2,359	93,464
United Parcel Service Inc. Class B	22,309	1,177,469

		1,270,933

TOTAL COMMON STOCKS (Cost: $127,326,736)		96,191,940

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.58%

MONEY MARKET FUNDS – 0.58%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	85,139	$85,139
BGI Cash Premier Fund LLC 2.50%[c,d,e]	473,250	473,250

		558,389

TOTAL SHORT-TERM INVESTMENTS
(Cost: $558,389)		558,389

TOTAL INVESTMENTS IN SECURITIES – 100.38% (Cost: $127,885,125)		96,750,329

Other Assets, Less Liabilities – (0.38)%		(369,926)

NET ASSETS – 100.00%		$96,380,403

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® KLD 400 SOCIAL INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.22%
Gaiam Inc. Class Aa	225	$1,845
Omnicom Group Inc.	4,006	118,337

		120,182

AEROSPACE & DEFENSE – 0.04%
Spirit AeroSystems Holdings Inc. Class Aa	1,337	21,566

		21,566

AIRLINES – 0.30%
Alaska Air Group Inc.[a]	481	11,881
AMR Corp.[a]	3,223	32,907
JetBlue Airways Corp.[a]	2,455	13,625
Southwest Airlines Co.	9,228	108,706

		167,119

APPAREL – 0.75%
Coach Inc.[a]	4,240	87,344
Deckers Outdoor Corp.[a]	162	13,747
Hartmarx Corp.[a]	475	280
Liz Claiborne Inc.	1,223	9,967
Nike Inc. Class B	4,925	283,828
Phillips-Van Heusen Corp.	628	15,392
Timberland Co. Class Aa	603	7,296

		417,854

AUTO PARTS & EQUIPMENT – 0.31%
BorgWarner Inc.	1,444	32,447
Johnson Controls Inc.	7,459	132,248
Modine Manufacturing Co.	454	3,360
Spartan Motors Inc.	381	1,749

		169,804

BANKS – 7.81%
Bank of Hawaii Corp.	608	30,832
Bank of New York Mellon Corp. (The)	14,383	468,886
BB&T Corp.	6,900	247,365
Cathay General Bancorp	603	14,761
Comerica Inc.	1,896	52,311
Fifth Third Bancorp	7,266	78,836
First Horizon National Corp.	2,479	29,525
Heartland Financial USA Inc.	188	4,465
KeyCorp	6,229	76,181

Security	Shares	Value
M&T Bank Corp.	971	$78,748
Northern Trust Corp.	2,778	156,429
PNC Financial Services Group Inc. (The)	4,349	289,948
Popular Inc.	3,634	27,618
Regions Financial Corp.	8,737	96,893
State Street Corp.	5,421	235,000
SunTrust Banks Inc.	4,441	178,262
Synovus Financial Corp.	3,540	36,568
U.S. Bancorp	21,861	651,676
Wachovia Corp.	27,124	173,865
Wainwright Bank & Trust Co.	66	545
Wells Fargo & Co.	41,551	1,414,812

		4,343,526

BEVERAGES – 4.01%
Coca-Cola Co. (The)	24,976	1,100,443
Green Mountain Coffee Roasters Inc.[a]	203	5,885
PepsiCo Inc.	19,670	1,121,387

		2,227,715

BIOTECHNOLOGY – 2.37%
Affymetrix Inc.[a]	962	3,550
Amgen Inc.[a]	13,302	796,657
Biogen Idec Inc.[a]	3,647	155,180
Genzyme Corp.[a]	3,374	245,897
Illumina Inc.[a]	1,439	44,364
Invitrogen Corp.[a]	1,165	33,540
Millipore Corp.[a]	710	36,842

		1,316,030

BUILDING MATERIALS – 0.12%
Apogee Enterprises Inc.	386	3,806
Masco Corp.	4,534	46,020
NCI Building Systems Inc.[a]	242	4,504
Simpson Manufacturing Co. Inc.	454	10,460
Trex Co. Inc.[a]	188	3,066

		67,856

CHEMICALS – 1.48%
Air Products and Chemicals Inc.	2,662	154,742
Airgas Inc.	1,031	39,549
Cabot Corp.	838	22,165
Ecolab Inc.	2,208	82,270
H.B. Fuller Co.	606	10,708

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

October 31, 2008

Security	Shares	Value
Lubrizol Corp.	857	$32,206
Minerals Technologies Inc.	251	14,247
Praxair Inc.	3,956	257,733
Rohm and Haas Co.	1,557	109,535
Sigma-Aldrich Corp.	1,586	69,562
Valspar Corp. (The)	1,237	25,297
Zoltek Companies Inc.[a]	358	4,221

		822,235

COMMERCIAL SERVICES – 0.81%
Convergys Corp.[a]	1,494	11,489
Cross Country Healthcare Inc.[a]	363	4,109
Deluxe Corp.	622	7,563
DeVry Inc.	764	43,311
Kelly Services Inc. Class A	406	5,781
Manpower Inc.	988	30,756
McKesson Corp.	3,467	127,551
Monster Worldwide Inc.[a]	1,616	23,012
Moody’s Corp.	2,486	63,642
PHH Corp.[a]	680	5,481
Quanta Services Inc.[a]	2,209	43,650
R.R. Donnelley & Sons Co.	2,647	43,861
Robert Half International Inc.	2,005	37,834
Valassis Communications Inc.[a]	675	2,997

		451,037

COMPUTERS – 5.63%
Apple Inc.[a]	11,130	1,197,477
Dell Inc.[a]	21,878	265,818
EMC Corp.[a]	25,991	306,174
Hewlett-Packard Co.	30,765	1,177,684
Imation Corp.	333	4,103
Lexmark International Inc. Class Aa	1,105	28,542
NetApp Inc.[a]	4,111	55,622
Palm Inc.[a]	1,213	4,840
Seagate Technology	6,107	41,344
Sun Microsystems Inc.[a]	9,489	43,649
Unisys Corp.[a]	4,393	6,677

		3,131,930

COSMETICS & PERSONAL CARE – 5.51%
Alberto-Culver Co.	1,066	27,428
Avon Products Inc.	5,346	132,741
Colgate-Palmolive Co.	6,352	398,652
Estee Lauder Companies Inc. (The) Class A	1,447	52,150

Security	Shares	Value
Procter & Gamble Co. (The)	38,043	$2,455,295

		3,066,266

DISTRIBUTION & WHOLESALE – 0.38%
Fastenal Co.	1,629	65,584
Genuine Parts Co.	2,038	80,195
W.W. Grainger Inc.	817	64,192

		209,971

DIVERSIFIED FINANCIAL SERVICES – 6.61%
American Express Co.	14,548	400,070
Capital One Financial Corp.	4,718	184,568
Charles Schwab Corp. (The)	11,713	223,953
CIT Group Inc.	3,492	14,457
CME Group Inc.	842	237,570
Franklin Resources Inc.	1,914	130,152
Janus Capital Group Inc.	1,976	23,198
JPMorgan Chase & Co.	46,258	1,908,142
Merrill Lynch & Co. Inc.	19,245	357,765
SLM Corp.[a]	5,878	62,718
T. Rowe Price Group Inc.	3,251	128,545
TradeStation Group Inc.[a]	353	2,764

		3,673,902

ELECTRIC – 0.42%
Alliant Energy Corp.	1,412	41,485
Avista Corp.	680	13,505
Cleco Corp.	774	17,810
IDACORP Inc.	552	14,716
MGE Energy Inc.	287	10,226
NSTAR	1,336	44,155
OGE Energy Corp.	1,188	32,432
Ormat Technologies Inc.	213	5,146
Pepco Holdings Inc.	2,518	51,997

		231,472

ELECTRICAL COMPONENTS & EQUIPMENT – 0.86%
Emerson Electric Co.	9,738	318,725
Energizer Holdings Inc.[a]	734	35,863
Energy Conversion Devices Inc.[a]	583	19,904
General Cable Corp.[a]	681	11,631
Hubbell Inc. Class B	714	25,611
Molex Inc.	1,787	25,751
SunPower Corp. Class Aa	1,072	41,872

		479,357

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

October 31, 2008

Security	Shares	Value
ELECTRONICS – 0.66%
Arrow Electronics Inc.[a]	1,507	$26,297
Brady Corp. Class A	704	21,824
Dionex Corp.[a]	223	12,004
Itron Inc.[a]	422	20,459
Thermo Fisher Scientific Inc.[a]	5,261	213,597
Thomas & Betts Corp.[a]	737	17,504
Waters Corp.[a]	1,247	54,619

		366,304

ENERGY - ALTERNATE SOURCES – 0.14%
Clean Energy Fuels Corp.[a]	273	2,102
First Solar Inc.[a]	515	74,005

		76,107

ENGINEERING & CONSTRUCTION – 0.05%
EMCOR Group Inc.[a]	841	14,945
Granite Construction Inc.	404	14,411

		29,356

ENVIRONMENTAL CONTROL – 0.09%
Calgon Carbon Corp.[a]	637	8,485
Nalco Holding Co.	1,755	24,781
Tetra Tech Inc.[a]	747	16,427

		49,693

FOOD – 2.84%
Campbell Soup Co.	2,664	101,099
Dean Foods Co.[a]	1,895	41,425
Flowers Foods Inc.	1,016	30,124
General Mills Inc.	4,220	285,863
H.J. Heinz Co.	3,924	171,950
Hain Celestial Group Inc.[a]	479	11,132
Hershey Co. (The)	2,086	77,683
J.M. Smucker Co. (The)	706	31,459
Kellogg Co.	3,145	158,571
Kroger Co. (The)	8,224	225,831
McCormick & Co. Inc. NVS	1,621	54,563
Safeway Inc.	5,475	116,453
SUPERVALU Inc.	2,653	37,779
Sysco Corp.	7,560	198,072
Tootsie Roll Industries Inc.	327	8,132
United Natural Foods Inc.[a]	518	11,572
Whole Foods Market Inc.	1,706	18,288

		1,579,996

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.12%
Domtar Corp.[a]	6,616	$16,408
MeadWestvaco Corp.	2,133	29,926
Rock-Tenn Co. Class A	456	13,867
Wausau Paper Corp.	642	5,945

		66,146

GAS – 0.43%
AGL Resources Inc.	944	28,698
Atmos Energy Corp.	1,144	27,765
Energen Corp.	890	29,877
New Jersey Resources Corp.	527	19,625
Nicor Inc.	583	26,940
NiSource Inc.	3,446	44,660
Northwest Natural Gas Co.	319	16,231
Southern Union Co.	1,607	27,673
WGL Holdings Inc.	620	19,958

		241,427

HAND & MACHINE TOOLS – 0.23%
Baldor Electric Co.	545	9,570
Black & Decker Corp. (The)	747	37,813
Lincoln Electric Holdings Inc.	546	23,560
Snap-On Inc.	731	27,010
Stanley Works (The)	988	32,347

		130,300

HEALTH CARE - PRODUCTS – 7.94%
Baxter International Inc.	7,878	476,540
Beckman Coulter Inc.	782	39,037
Becton, Dickinson and Co.	3,060	212,364
C.R. Bard Inc.	1,249	110,224
Edwards Lifesciences Corp.[a]	709	37,464
Gen-Probe Inc.[a]	672	31,624
Henry Schein Inc.[a]	1,126	52,708
Hill-Rom Holdings Inc.	803	18,276
IDEXX Laboratories Inc.[a]	746	26,252
Intuitive Surgical Inc.[a]	489	84,494
Invacare Corp.	385	7,003
Johnson & Johnson	35,090	2,152,421
Medtronic Inc.	14,164	571,234
Patterson Companies Inc.[a]	1,142	28,927
St. Jude Medical Inc.[a]	4,295	163,339
Stryker Corp.	3,107	166,100
TECHNE Corp.	488	33,682

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

October 31, 2008

Security	Shares	Value
Varian Medical Systems Inc.[a]	1,572	$71,542
Zimmer Holdings Inc.[a]	2,829	131,350

		4,414,581

HEALTH CARE - SERVICES – 0.95%
Health Management Associates Inc. Class Aa	3,110	6,531
Humana Inc.[a]	2,127	62,938
Molina Healthcare Inc.[a]	188	4,187
Quest Diagnostics Inc.	1,988	93,038
UnitedHealth Group Inc.	15,283	362,666

		529,360

HOME BUILDERS – 0.17%
Centex Corp.	1,569	19,220
Champion Enterprises Inc.[a]	1,061	1,984
D.R. Horton Inc.	3,481	25,690
KB Home	908	15,155
Pulte Homes Inc.	2,673	29,777

		91,826

HOME FURNISHINGS – 0.10%
Harman International Industries Inc.	701	12,877
Whirlpool Corp.	937	43,711

		56,588

HOUSEHOLD PRODUCTS & WARES – 0.98%
Avery Dennison Corp.	1,337	46,822
Church & Dwight Co. Inc.	840	49,636
Clorox Co. (The)	1,737	105,627
Kimberly-Clark Corp.	5,212	319,443
Standard Register Co. (The)	188	1,528
Tupperware Brands Corp.	800	20,240

		543,296

HOUSEWARES – 0.11%
Newell Rubbermaid Inc.	3,460	47,575
Toro Co. (The)	426	14,331

		61,906

INSURANCE – 2.75%
Aflac Inc.	5,978	264,706
Ambac Financial Group Inc.	3,723	9,978
Chubb Corp.	4,528	234,641
CIGNA Corp.	3,455	56,316
Cincinnati Financial Corp.	2,032	52,812
Erie Indemnity Co. Class A	384	14,281

Security	Shares	Value
Hartford Financial Services Group Inc. (The)	3,789	$39,102
Lincoln National Corp.	3,228	55,651
Marsh & McLennan Companies Inc.	6,443	188,909
MBIA Inc.	2,422	23,808
MGIC Investment Corp.	1,543	5,987
Phoenix Companies Inc. (The)	1,475	9,543
Principal Financial Group Inc.	3,259	61,888
Progressive Corp. (The)	8,491	121,167
Travelers Companies Inc. (The)	7,416	315,551
Unum Group	4,346	68,449
Wesco Financial Corp.	18	5,940

		1,528,729

INTERNET – 0.63%
eBay Inc.[a]	13,716	209,443
Sapient Corp.[a]	1,340	7,357
Symantec Corp.[a]	10,541	132,606

		349,406

INVESTMENT COMPANIES – 0.03%
Allied Capital Corp.	2,306	16,834
Medallion Financial Corp.	129	1,044

		17,878

IRON & STEEL – 0.30%
Nucor Corp.	3,978	161,149
Schnitzer Steel Industries Inc. Class A	260	7,002

		168,151

LEISURE TIME – 0.13%
Harley-Davidson Inc.	2,962	72,510

		72,510

LODGING – 0.02%
Choice Hotels International Inc.	414	11,319

		11,319

MACHINERY – 0.66%
Cummins Inc.	2,550	65,917
Deere & Co.	5,363	206,797
Gerber Scientific Inc.[a]	353	1,687
Graco Inc.	739	18,275
Kadant Inc.[a]	152	2,499
Nordson Corp.	426	15,732

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

October 31, 2008

Security	Shares	Value
Rockwell Automation Inc.	1,822	$50,415
Tennant Co.	207	5,194

		366,516

MANUFACTURING – 1.74%
A.O. Smith Corp.	267	8,424
CLARCOR Inc.	642	22,720
Cooper Industries Ltd.	2,192	67,842
Donaldson Co. Inc.	969	34,060
Illinois Tool Works Inc.	5,023	167,718
Leggett & Platt Inc.	2,033	35,293
Pall Corp.	1,514	39,985
SPX Corp.	674	26,111
3M Co.	8,773	564,104

		966,257

MEDIA – 2.22%
E.W. Scripps Co. (The) Class A	384	1,786
Emmis Communications Corp.[a]	390	253
Lee Enterprises Inc.	422	1,055
McClatchy Co. (The) Class A	375	1,151
McGraw-Hill Companies Inc. (The)	3,994	107,199
Meredith Corp.	438	8,484
New York Times Co. (The) Class A	1,449	14,490
Scholastic Corp.	353	6,555
Time Warner Inc.	44,988	453,929
Walt Disney Co. (The)	23,552	609,997
Washington Post Co. (The) Class B	74	31,583

		1,236,482

METAL FABRICATE & HARDWARE – 0.02%
Lawson Products Inc.	54	1,609
Worthington Industries Inc.	773	9,330

		10,939

OFFICE & BUSINESS EQUIPMENT – 0.31%
IKON Office Solutions Inc.	1,161	20,004
Pitney Bowes Inc.	2,615	64,800
Xerox Corp.	10,939	87,731

		172,535

OFFICE FURNISHINGS – 0.07%
Herman Miller Inc.	700	15,400
HNI Corp.	538	9,856
Interface Inc. Class A	741	5,224
Steelcase Inc. Class A	812	7,552

		38,032

Security	Shares	Value
OIL & GAS – 3.30%
Apache Corp.	4,197	$345,539
Chesapeake Energy Corp.	6,547	143,838
Devon Energy Corp.	5,550	448,773
EOG Resources Inc.	3,125	252,875
Helmerich & Payne Inc.	1,304	44,740
Newfield Exploration Co.[a]	1,645	37,802
Noble Energy Inc.	2,172	112,553
Pioneer Natural Resources Co.	1,506	41,912
Rowan Companies Inc.	1,392	25,251
Sunoco Inc.	1,455	44,377
Ultra Petroleum Corp.[a]	1,916	89,190
XTO Energy Inc.	6,895	247,875

		1,834,725

OIL & GAS SERVICES – 0.57%
Cameron International Corp.[a]	2,739	66,448
National Oilwell Varco Inc.[a]	5,242	156,683
Smith International Inc.	2,716	93,648

		316,779

PACKAGING & CONTAINERS – 0.17%
Bemis Co. Inc.	1,278	31,746
Sealed Air Corp.	2,014	34,077
Sonoco Products Co.	1,230	30,971

		96,794

PHARMACEUTICALS – 3.13%
Allergan Inc.	3,864	153,285
Amylin Pharmaceuticals Inc.[a]	1,421	14,508
Endo Pharmaceuticals Holdings Inc.[a]	1,553	28,730
Forest Laboratories Inc.[a]	3,836	89,110
Gilead Sciences Inc.[a]	11,544	529,292
King Pharmaceuticals Inc.[a]	3,094	27,196
Merck & Co. Inc.	26,887	832,153
Mylan Inc.[a]	3,914	33,543
Watson Pharmaceuticals Inc.[a]	1,315	34,414

		1,742,231

PIPELINES – 0.84%
Equitable Resources Inc.	1,625	56,404
National Fuel Gas Co.	1,013	36,660
Questar Corp.	2,183	75,226
Spectra Energy Corp.	7,724	149,305
Williams Companies Inc. (The)	7,244	151,907

		469,502

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

October 31, 2008

Security	Shares	Value
REAL ESTATE – 0.12%
Brookfield Properties Corp.	2,435	$24,569
CB Richard Ellis Group Inc. Class Aa	2,074	14,539
Forest City Enterprises Inc. Class A	934	11,105
Jones Lang LaSalle Inc.	517	17,020

		67,233

REAL ESTATE INVESTMENT TRUSTS – 0.22%
General Growth Properties Inc.	2,818	11,667
Liberty Property Trust	1,244	29,669
ProLogis	3,300	46,200
Regency Centers Corp.	868	34,251

		121,787

RETAIL – 8.00%
AutoZone Inc.[a]	527	67,082
Bed Bath & Beyond Inc.[a]	3,277	84,448
Best Buy Co. Inc.	4,245	113,808
CarMax Inc.[a]	2,719	28,876
Charming Shoppes Inc.[a]	1,407	1,548
Costco Wholesale Corp.	5,457	311,104
CVS Caremark Corp.	18,016	552,190
Darden Restaurants Inc.	1,772	39,285
Family Dollar Stores Inc.	1,779	47,873
Foot Locker Inc.	1,948	28,480
Gap Inc. (The)	5,908	76,450
Home Depot Inc.	21,325	503,057
J.C. Penney Co. Inc.	2,795	66,856
Limited Brands Inc.	3,599	43,116
Lowe’s Companies Inc.	18,394	399,150
McDonald’s Corp.	14,138	819,014
Men’s Wearhouse Inc. (The)	668	10,214
Nordstrom Inc.	2,014	36,433
Nu Skin Enterprises Inc. Class A	685	8,830
Office Depot Inc.[a]	3,528	12,701
Pep Boys - Manny, Moe & Jack (The)	514	2,477
RadioShack Corp.	1,667	21,104
Staples Inc.	8,932	173,549
Starbucks Corp.[a]	9,185	120,599
Target Corp.	9,476	380,177
Tiffany & Co.	1,557	42,740
TJX Companies Inc. (The)	5,270	141,025
Walgreen Co.	12,425	316,340

		4,448,526

Security	Shares	Value
SAVINGS & LOANS – 0.21%
FirstFed Financial Corp.[a]	130	$1,163
NewAlliance Bancshares Inc.	1,342	18,520
People’s United Financial Inc.	4,368	76,440
Sovereign Bancorp Inc.[a]	6,728	19,511

		115,634

SEMICONDUCTORS – 3.60%
Advanced Micro Devices Inc.[a]	7,572	26,502
Analog Devices Inc.	3,655	78,071
Applied Materials Inc.	16,846	217,482
Entegris Inc.[a]	1,413	3,801
Intel Corp.	70,624	1,129,984
Lam Research Corp.[a]	1,564	34,971
LSI Corp.[a]	7,915	30,473
Micron Technology Inc.[a]	9,421	44,373
National Semiconductor Corp.	2,453	32,306
Novellus Systems Inc.[a]	1,200	18,960
Texas Instruments Inc.	16,454	321,840
Xilinx Inc.	3,481	64,120

		2,002,883

SOFTWARE – 5.60%
Adobe Systems Inc.[a]	6,662	177,476
Advent Software Inc.[a]	199	3,729
Autodesk Inc.[a]	2,831	60,329
Automatic Data Processing Inc.	6,389	223,296
BMC Software Inc.[a]	2,394	61,813
Cerner Corp.[a]	838	31,199
Compuware Corp.[a]	3,262	20,812
Electronic Arts Inc.[a]	4,008	91,302
IMS Health Inc.	2,335	33,484
Microsoft Corp.	98,595	2,201,626
Novell Inc.[a]	4,509	21,012
Paychex Inc.	4,034	115,130
Red Hat Inc.[a]	2,388	31,784
Salesforce.com Inc.[a]	1,310	40,558

		3,113,550

TELECOMMUNICATIONS – 10.11%
Adaptec Inc.[a]	1,637	5,255
ADC Telecommunications Inc.[a]	1,515	9,605
AT&T Inc.	73,996	1,980,873
Cisco Systems Inc.[a]	74,191	1,318,374
Corning Inc.	19,809	214,531

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

October 31, 2008

Security	Shares	Value
Frontier Communications Corp.	3,972	$30,227
Plantronics Inc.	602	8,693
Polycom Inc.[a]	1,046	21,976
QUALCOMM Inc.	20,625	789,112
Sprint Nextel Corp.	35,847	112,201
Telephone and Data Systems Inc.	1,328	35,657
Tellabs Inc.[a]	5,092	21,590
3Com Corp.[a]	5,031	13,735
Verizon Communications Inc.	35,782	1,061,652

		5,623,481

TOYS, GAMES & HOBBIES – 0.12%
Mattel Inc.	4,538	68,161

		68,161

TRANSPORTATION – 2.51%
Arkansas Best Corp.	307	8,961
Expeditors International Washington Inc.	2,680	87,502
FedEx Corp.	3,907	255,401
J.B. Hunt Transport Services Inc.	1,025	29,141
Kansas City Southern Industries Inc.[a]	1,136	35,068
Norfolk Southern Corp.	4,711	282,377
Ryder System Inc.	708	28,051
United Parcel Service Inc. Class B	12,653	667,825
YRC Worldwide Inc.[a]	715	3,275

		1,397,601

TRUCKING & LEASING – 0.03%
GATX Corp.	599	17,101

		17,101

TOTAL COMMON STOCKS (Cost: $74,581,924)		55,529,450

SHORT-TERM INVESTMENTS – 0.12%

MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[b,c]	66,134	66,134

		66,134

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,134)		66,134

Value
TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $74,648,058)	$55,595,584

Other Assets, Less Liabilities – 0.03%	19,049

NET ASSETS – 100.00%	$55,614,633

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.81%

REITs - APARTMENTS – 20.42%
Apartment Investment and Management Co. Class Aa	1,267,458	$18,542,911
AvalonBay Communities Inc.[a]	1,088,111	77,277,643
BRE Properties Inc. Class Aa	723,692	25,191,719
Camden Property Trust	751,338	25,327,604
Equity Residential	3,825,004	133,607,390
Essex Property Trust Inc.[a]	362,147	35,236,903
UDR Inc.	1,816,670	35,897,399

		351,081,569

REITs - DIVERSIFIED – 11.80%
Cousins Properties Inc.[a]	519,126	7,516,944
Duke Realty Corp.	2,071,523	29,229,190
Liberty Property Trust	1,314,369	31,347,701
Vornado Realty Trust[a]	1,911,238	134,837,841

		202,931,676

REITs - HEALTH CARE – 13.61%
HCP Inc.	3,321,325	99,407,257
Health Care REIT Inc.	1,440,279	64,106,818
Ventas Inc.	1,957,364	70,582,546

		234,096,621

REITs - HOTELS – 4.44%
Host Hotels & Resorts Inc.[a]	7,384,792	76,358,749

		76,358,749

REITs - OFFICE PROPERTY – 13.42%
Alexandria Real Estate Equities Inc.[a]	456,242	31,717,944
Boston Properties Inc.	1,692,412	119,958,163
Douglas Emmett Inc.[a]	1,540,698	23,264,540
Mack-Cali Realty Corp.	930,243	21,135,121
SL Green Realty Corp.[a]	825,207	34,691,702

		230,767,470

REITs - REGIONAL MALLS – 10.40%
Macerich Co. (The)	1,055,900	31,064,578
Simon Property Group Inc.	2,203,616	147,708,380

		178,772,958

REITs - SHOPPING CENTERS – 12.50%
Developers Diversified Realty Corp.	1,691,883	22,282,099
Federal Realty Investment Trust[a]	830,668	50,895,028

Security	Shares	Value
Kimco Realty Corp.[a]	3,586,730	$80,988,363
Regency Centers Corp.	989,709	39,053,917
Weingarten Realty Investors[a]	1,058,844	21,653,360

		214,872,767

REITs - STORAGE – 8.27%
Public Storage	1,745,765	142,279,848

		142,279,848

REITs - WAREHOUSE/INDUSTRIAL – 4.95%
AMB Property Corp.	1,384,095	33,259,803
ProLogis	3,706,557	51,891,798

		85,151,601

TOTAL COMMON STOCKS (Cost: $2,838,033,533)		1,716,313,259

SHORT-TERM INVESTMENTS – 12.17%

MONEY MARKET FUNDS – 12.17%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[b,c]	1,328,720	1,328,720
BGI Cash Premier Fund LLC 2.50%[b,c,d]	207,995,704	207,995,704

		209,324,424

TOTAL SHORT-TERM INVESTMENTS
(Cost: $209,324,424)		209,324,424

TOTAL INVESTMENTS IN SECURITIES – 111.98% (Cost: $3,047,357,957)		1,925,637,683
Other Assets, Less Liabilities – (11.98)%		(205,936,481)

NET ASSETS – 100.00%		$1,719,701,202

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2008

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$620,757,627	$481,664,915	$249,054,671	$1,107,982,925
Affiliated issuers (Note 2)	4,206,869	7,545,618	4,150,302	11,681,532

Total cost of investments	$624,964,496	$489,210,533	$253,204,973	$1,119,664,457

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$329,096,537	$392,009,027	$152,472,454	$711,666,483
Affiliated issuers (Note 2)	4,206,869	7,545,618	4,150,302	11,681,532

Total fair value of investments	333,303,406	399,554,645	156,622,756	723,348,015
Receivables:
Dividends and interest	595,408	699,755	50,097	1,158,307
Capital shares sold	4,683	–	–	50,353

Total Assets	333,903,497	400,254,400	156,672,853	724,556,675

LIABILITIES
Payables:
Investment securities purchased	–	–	367,396	–
Collateral for securities on loan (Note 5)	3,920,572	7,137,793	3,699,306	11,193,941
Capital shares redeemed	–	–	–	12,588
Investment advisory fees (Note 2)	135,702	150,705	56,492	268,230

Total Liabilities	4,056,274	7,288,498	4,123,194	11,474,759

NET ASSETS	$329,847,223	$392,965,902	$152,549,659	$713,081,916

Net assets consist of:
Paid-in capital	$561,362,221	$488,454,256	$260,395,108	$1,156,735,416
Undistributed net investment income	1,027,554	722,666	108,471	1,917,404
Undistributed net realized gain (accumulated net realized loss)	59,118,538	(6,555,132)	(11,371,703)	(49,254,462)
Net unrealized depreciation	(291,661,090)	(89,655,888)	(96,582,217)	(396,316,442)

NET ASSETS	$329,847,223	$392,965,902	$152,549,659	$713,081,916

Shares outstanding[b]	7,750,000	8,050,000	3,450,000	13,200,000

Net asset value per share	$42.56	$48.82	$44.22	$54.02

[a]	Securities on loan with market values of $3,112,817, $6,753,562, $3,398,764 and $10,833,934, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2008

	iShares Dow Jones U.S.			iShares KLD
	Industrial Sector Index Fund	Financial Services Index Fund	Real Estate Index Fund	Select SocialSM Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$418,387,221	$536,344,259	$2,709,122,481	$127,326,736
Affiliated issuers (Note 2)	3,616,574	5,136,502	229,983,608	558,389

Total cost of investments	$422,003,795	$541,480,761	$2,939,106,089	$127,885,125

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$271,969,426	$365,453,658	$1,535,008,092	$96,191,940
Affiliated issuers (Note 2)	3,616,574	5,136,502	229,983,608	558,389

Total fair value of investments	275,586,000	370,590,160	1,764,991,700	96,750,329
Receivables:
Dividends and interest	310,094	666,080	3,984,193	144,428
Capital shares sold	–	–	254,267	–

Total Assets	275,896,094	371,256,240	1,769,230,160	96,894,757

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	3,280,157	4,922,672	228,199,396	473,250
Capital shares redeemed	–	–	1,350,869	–
Investment advisory fees (Note 2)	110,723	145,082	800,633	41,104

Total Liabilities	3,390,880	5,067,754	230,350,898	514,354

NET ASSETS	$272,505,214	$366,188,486	$1,538,879,262	$96,380,403

Net assets consist of:
Paid-in capital	$426,445,063	$587,105,395	$2,943,560,741	$135,589,681
Undistributed (distributions in excess of) net investment income	247,232	1,556,028	(29,751,230)	142,220
Accumulated net realized loss	(7,769,286)	(51,582,336)	(200,815,860)	(8,216,702)
Net unrealized depreciation	(146,417,795)	(170,890,601)	(1,174,114,389)	(31,134,796)

NET ASSETS	$272,505,214	$366,188,486	$1,538,879,262	$96,380,403

Shares outstanding[b]	5,950,000	6,100,000	36,050,000	2,300,000

Net asset value per share	$45.80	$60.03	$42.69	$41.90

[a]	Securities on loan with market values of $3,203,523, $4,786,362, $221,306,796 and $448,723, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2008

	iShares KLD	iShares Cohen & Steers
	400 Social Index Fund	Realty Majors Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$74,581,924	$2,838,033,533
Affiliated issuers (Note 2)	66,134	209,324,424

Total cost of investments	$74,648,058	$3,047,357,957

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$55,529,450	$1,716,313,259
Affiliated issuers (Note 2)	66,134	209,324,424

Total fair value of investments	55,595,584	1,925,637,683
Receivables:
Investment securities sold	111,744	–
Dividends and interest	90,312	2,363,441
Capital shares sold	–	237,444

Total Assets	55,797,640	1,928,238,568

LIABILITIES
Payables:
Investment securities purchased	160,826	–
Collateral for securities on loan (Note 5)	–	207,995,704
Investment advisory fees (Note 2)	22,181	541,662

Total Liabilities	183,007	208,537,366

NET ASSETS	$55,614,633	$1,719,701,202

Net assets consist of:
Paid-in capital	$76,671,300	$3,161,293,248
Undistributed (distributions in excess of) net investment income	111,456	(22,986,019)
Accumulated net realized loss	(2,115,649)	(296,885,753)
Net unrealized depreciation	(19,052,474)	(1,121,720,274)

NET ASSETS	$55,614,633	$1,719,701,202

Shares outstanding[b]	1,550,000	33,500,000

Net asset value per share	$35.88	$51.33

[a]	Securities on loan with market values of $– and $203,011,914, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2008

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$6,307,616	$4,300,306	$1,171,564	$11,943,176
Interest from affiliated issuers (Note 2)	9,497	3,771	2,525	8,670
Securities lending income from affiliated issuers (Note 2)	31,400	114,654	63,796	103,237

Total investment income	6,348,513	4,418,731	1,237,885	12,055,083

EXPENSES
Investment advisory fees (Note 2)	1,621,298	783,685	439,355	1,554,950

Total expenses	1,621,298	783,685	439,355	1,554,950

Net investment income	4,727,215	3,635,046	798,530	10,500,133

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(10,367,644)	(4,622,072)	(4,016,805)	(68,923,550)
In-kind redemptions	79,615,913	11,127,396	(1,343,023)	34,365,403

Net realized gain (loss)	69,248,269	6,505,324	(5,359,828)	(34,558,147)

Net change in unrealized appreciation (depreciation)	(376,922,875)	(84,941,992)	(42,156,359)	(271,434,172)

Net realized and unrealized loss	(307,674,606)	(78,436,668)	(47,516,187)	(305,992,319)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(302,947,391)	$(74,801,622)	$(46,717,657)	$(295,492,186)

[a]	Net of foreign withholding tax of $–, $–, $– and $4,238, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2008

	iShares Dow Jones U.S.			iShares KLD
	Industrial Sector Index Fund	Financial Services Index Fund	Real Estate Index Fund	Select SocialSM Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$3,819,248	$6,849,612	$33,540,918	$1,307,503
Interest from affiliated issuers (Note 2)	3,785	3,961	31,091	1,399
Securities lending income from affiliated issuers (Note 2)	38,166	57,396	1,313,104	9,687

Total investment income	3,861,199	6,910,969	34,885,113	1,318,589

EXPENSES
Investment advisory fees (Note 2)	901,791	787,827	4,690,847	297,563

Total expenses	901,791	787,827	4,690,847	297,563

Net investment income	2,959,408	6,123,142	30,194,266	1,021,026

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,073,853)	(51,077,193)	(71,850,200)	(4,712,548)
In-kind redemptions	2,258,010	10,817,277	(108,996,845)	–

Net realized (gain) loss	184,157	(40,259,916)	(180,847,045)	(4,712,548)

Net change in unrealized appreciation (depreciation)	(147,878,357)	(100,136,274)	(878,398,643)	(30,586,091)

Net realized and unrealized loss	(147,694,200)	(140,396,190)	(1,059,245,688)	(35,298,639)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(144,734,792)	$(134,273,048)	$(1,029,051,422)	$(34,277,613)

[a]	Net of foreign withholding tax of $–, $1,139, $48,244 and $–, respectively.

See notes to financial statements.

56	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2008

	iShares KLD	iShares Cohen & Steers
	400 Social Index Fund	Realty Majors Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$617,281	$37,458,369
Interest from affiliated issuers (Note 2)	681	37,560
Securities lending income from affiliated issuers (Note 2)	–	946,680

Total investment income	617,962	38,442,609

EXPENSES
Investment advisory fees (Note 2)	152,328	4,182,512

Total expenses	152,328	4,182,512

Net investment income	465,634	34,260,097

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,751,744)	(233,100,596)
In-kind redemptions	116,234	(865,343)

Net realized loss	(1,635,510)	(233,965,939)

Net change in unrealized appreciation (depreciation)	(16,229,512)	(857,307,501)

Net realized and unrealized loss	(17,865,022)	(1,091,273,440)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,399,388)	$(1,057,013,343)

[a]	Net of foreign withholding tax of $72 and $–, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Basic Materials Sector Index Fund		iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,727,215	$10,383,496	$3,635,046	$6,187,292
Net realized gain	69,248,269	85,609,130	6,505,324	26,004,325
Net change in unrealized appreciation (depreciation)	(376,922,875)	35,253,557	(84,941,992)	(39,652,992)

Net increase (decrease) in net assets resulting from operations	(302,947,391)	131,246,183	(74,801,622)	(7,461,375)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,023,820)	(9,778,850)	(2,981,644)	(6,960,687)

Total distributions to shareholders	(5,023,820)	(9,778,850)	(2,981,644)	(6,960,687)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	264,635,829	529,588,400	197,982,603	151,343,250
Cost of shares redeemed	(478,071,093)	(433,216,357)	(74,056,223)	(154,304,894)

Net increase (decrease) in net assets from capital share transactions	(213,435,264)	96,372,043	123,926,380	(2,961,644)

INCREASE (DECREASE) IN NET ASSETS	(521,406,475)	217,839,376	46,143,114	(17,383,706)

NET ASSETS
Beginning of period	851,253,698	633,414,322	346,822,788	364,206,494

End of period	$329,847,223	$851,253,698	$392,965,902	$346,822,788

Undistributed net investment income included in net assets at end of period	$1,027,554	$1,324,159	$722,666	$69,264

SHARES ISSUED AND REDEEMED
Shares sold	3,950,000	7,250,000	3,550,000	2,450,000
Shares redeemed	(6,850,000)	(6,150,000)	(1,250,000)	(2,500,000)

Net increase (decrease) in shares outstanding	(2,900,000)	1,100,000	2,300,000	(50,000)

See notes to financial statements.

58	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Consumer Services Sector Index Fund		iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$798,530	$1,636,032	$10,500,133	$12,710,191
Net realized (gain) loss	(5,359,828)	12,107,878	(34,558,147)	35,614,191
Net change in unrealized appreciation (depreciation)	(42,156,359)	(49,600,179)	(271,434,172)	(168,467,865)

Net decrease in net assets resulting from operations	(46,717,657)	(35,856,269)	(295,492,186)	(120,143,483)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(728,125)	(2,300,946)	(9,935,516)	(11,388,890)

Total distributions to shareholders	(728,125)	(2,300,946)	(9,935,516)	(11,388,890)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	85,310,327	313,101,974	1,621,603,781	1,447,823,835
Cost of shares redeemed	(89,494,080)	(397,700,190)	(1,275,643,858)	(1,122,179,275)

Net increase (decrease) in net assets from capital share transactions	(4,183,753)	(84,598,216)	345,959,923	325,644,560

INCREASE (DECREASE) IN NET ASSETS	(51,629,535)	(122,755,431)	40,532,221	194,112,187

NET ASSETS
Beginning of period	204,179,194	326,934,625	672,549,695	478,437,508

End of period	$152,549,659	$204,179,194	$713,081,916	$672,549,695

Undistributed net investment income included in net assets at end of period	$108,471	$38,066	$1,917,404	$1,352,787

SHARES ISSUED AND REDEEMED
Shares sold	1,650,000	4,800,000	23,400,000	15,250,000
Shares redeemed	(1,600,000)	(6,100,000)	(17,950,000)	(11,550,000)

Net increase (decrease) in shares outstanding	50,000	(1,300,000)	5,450,000	3,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Industrial Sector Index Fund		iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,959,408	$4,435,777	$6,123,142	$7,354,638
Net realized gain (loss)	184,157	39,479,523	(40,259,916)	(198,005)
Net change in unrealized appreciation (depreciation)	(147,878,357)	(40,619,596)	(100,136,274)	(78,347,083)

Net increase (decrease) in net assets resulting from operations	(144,734,792)	3,295,704	(134,273,048)	(71,190,450)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,793,706)	(4,409,744)	(5,286,808)	(7,052,323)

Total distributions to shareholders	(2,793,706)	(4,409,744)	(5,286,808)	(7,052,323)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	40,546,869	259,397,785	338,664,253	422,478,573
Cost of shares redeemed	(39,898,751)	(147,007,377)	(166,945,039)	(295,539,367)

Net increase in net assets from capital share transactions	648,118	112,390,408	171,719,214	126,939,206

INCREASE (DECREASE) IN NET ASSETS	(146,880,380)	111,276,368	32,159,358	48,696,433

NET ASSETS
Beginning of period	419,385,594	308,109,226	334,029,128	285,332,695

End of period	$272,505,214	$419,385,594	$366,188,486	$334,029,128

Undistributed net investment income included in net assets at end of period	$247,232	$81,530	$1,556,028	$719,694

SHARES ISSUED AND REDEEMED
Shares sold	700,000	3,600,000	4,800,000	4,050,000
Shares redeemed	(700,000)	(2,050,000)	(2,300,000)	(2,600,000)

Net increase in shares outstanding	–	1,550,000	2,500,000	1,450,000

See notes to financial statements.

60	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Real Estate Index Fund		iShares KLD Select SocialSM Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$30,194,266	$46,412,253	$1,021,026	$1,596,723
Net realized gain (loss)	(180,847,045)	(139,938,790)	(4,712,548)	704,048
Net change in unrealized appreciation (depreciation)	(878,398,643)	(196,120,115)	(30,586,091)	(9,077,959)

Net decrease in net assets resulting from operations	(1,029,051,422)	(289,646,652)	(34,277,613)	(6,777,188)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(58,216,015)	(45,642,704)	(987,426)	(1,571,682)
Return of capital	–	(30,262,726)	–	–

Total distributions to shareholders	(58,216,015)	(75,905,430)	(987,426)	(1,571,682)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,658,005,601	17,825,080,846	11,084,481	52,383,491
Cost of shares redeemed	(8,091,968,689)	(17,214,954,314)	–	(15,429,318)

Net increase in net assets from capital share transactions	566,036,912	610,126,532	11,084,481	36,954,173

INCREASE (DECREASE) IN NET ASSETS	(521,230,525)	244,574,450	(24,180,558)	28,605,303

NET ASSETS
Beginning of period	2,060,109,787	1,815,535,337	120,560,961	91,955,658

End of period	$1,538,879,262	$2,060,109,787	$96,380,403	$120,560,961

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(29,751,230)	$(1,729,481)	$142,220	$108,620

SHARES ISSUED AND REDEEMED
Shares sold	145,500,000	248,150,000	200,000	850,000
Shares redeemed	(139,350,000)	(239,450,000)	–	(250,000)

Net increase in shares outstanding	6,150,000	8,700,000	200,000	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares KLD 400 Social Index Fund		iShares Cohen & Steers Realty Majors Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$465,634	$541,353	$34,260,097	$55,340,913
Net realized gain (loss)	(1,635,510)	251,397	(233,965,939)	119,612,299
Net change in unrealized appreciation (depreciation)	(16,229,512)	(3,885,594)	(857,307,501)	(567,325,137)

Net decrease in net assets resulting from operations	(17,399,388)	(3,092,844)	(1,057,013,343)	(392,371,925)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(436,189)	(501,038)	(53,458,993)	(55,453,617)
From net realized gain	–	–	–	(12,747,081)
Return of capital	–	–	–	(18,315,534)

Total distributions to shareholders	(436,189)	(501,038)	(53,458,993)	(86,516,232)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,928,019	43,698,571	917,384,681	1,344,650,988
Cost of shares redeemed	(1,928,493)	(8,111,970)	(630,220,244)	(1,293,290,436)

Net increase in net assets from capital share transactions	14,999,526	35,586,601	287,164,437	51,360,552

INCREASE (DECREASE) IN NET ASSETS	(2,836,051)	31,992,719	(823,307,899)	(427,527,605)

NET ASSETS
Beginning of period	58,450,684	26,457,965	2,543,009,101	2,970,536,706

End of period	$55,614,633	$58,450,684	$1,719,701,202	$2,543,009,101

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$111,456	$82,011	$(22,986,019)	$(3,787,123)

SHARES ISSUED AND REDEEMED
Shares sold	400,000	850,000	12,800,000	15,550,000
Shares redeemed	(50,000)	(150,000)	(9,100,000)	(14,550,000)

Net increase in shares outstanding	350,000	700,000	3,700,000	1,000,000

See notes to financial statements.

62	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of period	$79.93	$66.33	$58.81	$47.18	$42.25	$34.41

Income from investment operations:
Net investment income	0.51 [a]	1.09 [a]	1.16 [a]	0.94	0.72	0.66
Net realized and unrealized gain (loss)[b]	(37.30)	13.57	7.53	11.63	4.94	7.86

Total from investment operations	(36.79)	14.66	8.69	12.57	5.66	8.52

Less distributions from:
Net investment income	(0.58)	(1.06)	(1.17)	(0.94)	(0.73)	(0.68)

Total distributions	(0.58)	(1.06)	(1.17)	(0.94)	(0.73)	(0.68)

Net asset value, end of period	$42.56	$79.93	$66.33	$58.81	$47.18	$42.25

Total return	(46.32)%[c]	22.24%	15.10%	26.99%	13.41%	24.85%

Ratios/Supplemental data:
Net assets, end of period (000s)	$329,847	$851,254	$633,414	$502,815	$412,854	$316,839
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.38%	1.49%	2.00%	1.83%	1.53%	1.70%
Portfolio turnover rate[e]	9%	4%	13%	6%	6%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of period	$60.32	$62.79	$54.33	$51.35	$52.17	$39.96

Income from investment operations:
Net investment income	0.63 [a]	1.09 [a]	1.23 [a]	0.91	0.76	0.65
Net realized and unrealized gain (loss)[b]	(11.62)	(2.36)	8.40	2.97	(0.82)	12.32

Total from investment operations	(10.99)	(1.27)	9.63	3.88	(0.06)	12.97

Less distributions from:
Net investment income	(0.51)	(1.20)	(1.17)	(0.90)	(0.76)	(0.76)

Total distributions	(0.51)	(1.20)	(1.17)	(0.90)	(0.76)	(0.76)

Net asset value, end of period	$48.82	$60.32	$62.79	$54.33	$51.35	$52.17

Total return	(18.35)%[c]	(2.07)%	17.93%	7.59%	(0.09)%	32.73%

Ratios/Supplemental data:
Net assets, end of period (000s)	$392,966	$346,823	$364,206	$344,986	$421,104	$289,569
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	2.19%	1.75%	2.13%	1.71%	1.54%	1.53%
Portfolio turnover rate[e]	7%	5%	5%	6%	9%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Services Sector Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of period	$60.05	$69.56	$61.61	$55.82	$55.54	$45.54

Income from investment operations:
Net investment income	0.24 [a]	0.44 [a]	0.35 [a]	0.16	0.15	0.10
Net realized and unrealized gain (loss)[b]	(15.84)	(9.29)	7.98	5.79	0.29	10.00

Total from investment operations	(15.60)	(8.85)	8.33	5.95	0.44	10.10

Less distributions from:
Net investment income	(0.23)	(0.66)	(0.38)	(0.16)	(0.15)	(0.10)
Return of capital	–	–	–	(0.00)[c]	(0.01)	(0.00)[c]

Total distributions	(0.23)	(0.66)	(0.38)	(0.16)	(0.16)	(0.10)

Net asset value, end of period	$44.22	$60.05	$69.56	$61.61	$55.82	$55.54

Total return	(26.05)%[d]	(12.77)%	13.56%	10.66%	0.79%	22.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$152,550	$204,179	$326,935	$255,664	$251,212	$219,387
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	0.86%	0.67%	0.54%	0.26%	0.25%	0.19%
Portfolio turnover rate[f]	3%	6%	7%	6%	13%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of period	$86.78	$118.13	$108.56	$90.88	$87.48	$72.29

Income from investment operations:
Net investment income	1.13 [a]	2.52 [a]	2.23 [a]	2.17	1.95	1.65
Net realized and unrealized gain (loss)[b]	(32.82)	(31.52)	9.78	17.57	3.22	15.09

Total from investment operations	(31.69)	(29.00)	12.01	19.74	5.17	16.74

Less distributions from:
Net investment income	(1.07)	(2.35)	(2.38)	(2.06)	(1.77)	(1.55)
Return of capital	–	–	(0.06)	–	–	–

Total distributions	(1.07)	(2.35)	(2.44)	(2.06)	(1.77)	(1.55)

Net asset value, end of period	$54.02	$86.78	$118.13	$108.56	$90.88	$87.48

Total return	(36.81)%[c]	(24.81)%	11.20%	21.96%	5.89%	23.29%

Ratios/Supplemental data:
Net assets, end of period (000s)	$713,082	$672,550	$478,438	$396,237	$299,907	$258,081
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	3.19%	2.54%	1.98%	2.26%	2.23%	2.08%
Portfolio turnover rate[e]	7%	6%	10%	6%	7%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Industrial Sector Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of period	$70.48	$70.02	$64.29	$53.22	$48.43	$38.60

Income from investment operations:
Net investment income	0.49 [a]	0.89 [a]	0.77 [a]	0.62	0.49	0.39
Net realized and unrealized gain (loss)[b]	(24.70)	0.47	5.73	11.07	4.79	9.84

Total from investment operations	(24.21)	1.36	6.50	11.69	5.28	10.23

Less distributions from:
Net investment income	(0.47)	(0.90)	(0.77)	(0.62)	(0.49)	(0.40)
Return of capital	–	–	–	–	–	(0.00)[c]

Total distributions	(0.47)	(0.90)	(0.77)	(0.62)	(0.49)	(0.40)

Net asset value, end of period	$45.80	$70.48	$70.02	$64.29	$53.22	$48.43

Total return	(34.53)%[d]	1.91%	10.24%	22.07%	10.90%	26.56%

Ratios/Supplemental data:
Net assets, end of period (000s)	$272,505	$419,386	$308,109	$286,076	$236,838	$157,384
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	1.55%	1.24%	1.22%	1.06%	0.97%	0.94%
Portfolio turnover rate[f]	2%	4%	4%	7%	5%	3%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of period	$92.79	$132.71	$124.37	$104.92	$100.61	$83.54

Income from investment operations:
Net investment income	1.36 [a]	3.14 [a]	2.74 [a]	2.57 [a]	2.22	2.12
Net realized and unrealized gain (loss)[b]	(32.93)	(40.34)	8.23	19.39	4.25	16.93

Total from investment operations	(31.57)	(37.20)	10.97	21.96	6.47	19.05

Less distributions from:
Net investment income	(1.19)	(2.72)	(2.63)	(2.51)	(2.16)	(1.98)

Total distributions	(1.19)	(2.72)	(2.63)	(2.51)	(2.16)	(1.98)

Net asset value, end of period	$60.03	$92.79	$132.71	$124.37	$104.92	$100.61

Total return	(34.26)%[c]	(28.37)%	8.93%	21.21%	6.44%	22.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$366,188	$334,029	$285,333	$211,433	$141,645	$110,671
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	3.67%	2.88%	2.15%	2.29%	2.20%	2.08%
Portfolio turnover rate[e]	8%	9%	9%	9%	7%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of period	$68.90	$85.64	$71.05	$59.42	$46.57	$39.84

Income from investment operations:
Net investment income[a]	0.92	1.95	1.87	2.58	2.56	2.25
Net realized and unrealized gain (loss)[b]	(25.71)	(15.72)	15.84	11.66	12.85	7.16

Total from investment operations	(24.79)	(13.77)	17.71	14.24	15.41	9.41

Less distributions from:
Net investment income	(1.42)	(1.79)	(1.44)	(1.56)	(1.77)	(1.82)
Net realized gain	–	–	(0.12)	(0.44)	–	–
Return of capital	–	(1.18)	(1.56)	(0.61)	(0.79)	(0.86)

Total distributions	(1.42)	(2.97)	(3.12)	(2.61)	(2.56)	(2.68)

Net asset value, end of period	$42.69	$68.90	$85.64	$71.05	$59.42	$46.57

Total return	(36.61)%[c]	(16.16)%	25.35%	24.42%	33.62%	23.66%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,538,879	$2,060,110	$1,815,535	$1,236,258	$736,783	$419,089
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	3.04%	2.75%	2.33%	3.92%	4.56%	4.68%
Portfolio turnover rate[e]	6%	7%	29%	19%	16%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares KLD Select Social SM Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jan. 24, 2005[a] to Apr. 30, 2005

Net asset value, beginning of period	$57.41	$61.30	$55.31	$49.02	$49.69

Income from investment operations:
Net investment income	0.46 [b]	0.85 [b]	0.75 [b]	0.67	0.18
Net realized and unrealized gain (loss)[c]	(15.53)	(3.92)	6.12	6.26	(0.71)

Total from investment operations	(15.07)	(3.07)	6.87	6.93	(0.53)

Less distributions from:
Net investment income	(0.44)	(0.82)	(0.88)	(0.64)	(0.14)

Total distributions	(0.44)	(0.82)	(0.88)	(0.64)	(0.14)

Net asset value, end of period	$41.90	$57.41	$61.30	$55.31	$49.02

Total return	(26.42)%[d]	(5.08)%	12.58%	14.20%	(1.07)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$96,380	$120,561	$91,956	$129,975	$41,669
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.72%	1.41%	1.34%	1.32%	1.16%
Portfolio turnover rate[f]	31%	29%	46%	46%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares KLD 400 Social Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Period from Nov. 14, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$48.71	$52.92	$50.33

Income from investment operations:
Net investment income[b]	0.34	0.71	0.36
Net realized and unrealized gain (loss)[c]	(12.85)	(4.32)	2.51

Total from investment operations	(12.51)	(3.61)	2.87

Less distributions from:
Net investment income	(0.32)	(0.60)	(0.28)

Total distributions	(0.32)	(0.60)	(0.28)

Net asset value, end of period	$35.88	$48.71	$52.92

Total return	(25.80)%[d]	(6.89)%	5.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$55,615	$58,451	$26,458
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.53%	1.40%	1.51%
Portfolio turnover rate[f]	3%	5%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers Realty Majors Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of period	$85.34	$103.14	$82.51	$66.57	$50.31	$42.50

Income from investment operations:
Net investment income[a]	1.09	2.12	1.95	2.68	2.67	2.42
Net realized and unrealized gain (loss)[b]	(33.44)	(16.58)	21.76	16.13	16.45	8.14

Total from investment operations	(32.35)	(14.46)	23.71	18.81	19.12	10.56

Less distributions from:
Net investment income	(1.66)	(2.14)	(1.68)	(1.82)	(2.01)	(1.94)
Net realized gain	–	(0.49)	–	(0.00)[c]	–	–
Return of capital	–	(0.71)	(1.40)	(1.05)	(0.85)	(0.81)

Total distributions	(1.66)	(3.34)	(3.08)	(2.87)	(2.86)	(2.75)

Net asset value, end of period	$51.33	$85.34	$103.14	$82.51	$66.57	$50.31

Total return	(38.54)%[d]	(13.97)%	29.16%	28.76%	38.61%	24.97%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,719,701	$2,543,009	$2,970,537	$2,033,906	$1,298,080	$724,446
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.87%	2.44%	2.03%	3.55%	4.36%	4.67%
Portfolio turnover rate[f]	6%	9%	14%	18%	28%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Real Estate, iShares KLD Select SocialSM, iShares KLD 400 Social and iShares Cohen & Steers Realty Majors Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares KLD Select SocialSM and iShares KLD 400 Social Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Effective May 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of October 31, 2008:

Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
Dow Jones U.S. Basic Materials Sector	$333,303,406	$–	$–	$333,303,406
Dow Jones U.S. Consumer Goods Sector	399,554,645	–	–	399,554,645
Dow Jones U.S. Consumer Services Sector	156,622,756	–	–	156,622,756
Dow Jones U.S. Financial Sector	723,348,015	–	–	723,348,015
Dow Jones U.S. Industrial Sector	275,586,000	–	–	275,586,000
Dow Jones U.S. Financial Services	370,590,160	–	–	370,590,160
Dow Jones U.S. Real Estate	1,764,991,700	–	–	1,764,991,700
KLD Select SocialSM	96,750,329	–	–	96,750,329
KLD 400 Social	55,595,584	–	–	55,595,584
Cohen & Steers Realty Majors	1,925,637,683	–	–	1,925,637,683

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

74	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2008.

Certain Funds had tax basis net capital loss carryforwards as of April 30, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Dow Jones U.S. Basic Materials Sector	$–	$164,820	$213,728	$–	$–	$2,166,892	$2,533,237	$5,078,677
Dow Jones U.S. Consumer Goods Sector	335,628	786,981	439,017	331,603	6,571,402	1,320,322	–	9,784,953
Dow Jones U.S. Consumer Services Sector	–	–	413,714	590,495	2,292,509	183,523	–	3,480,241
Dow Jones U.S. Financial Sector	–	–	775,502	–	–	38,903	2,428,708	3,243,113
Dow Jones U.S. Industrial Sector	96,542	1,969,600	–	3,141,753	–	230,285	–	5,438,180
Dow Jones U.S. Financial Services	–	–	458,579	–	–	–	1,046,051	1,504,630
Dow Jones U.S. Real Estate	–	–	–	–	–	–	5,932,275	5,932,275
KLD Select SocialSM	–	–	–	–	228,408	156,260	300,573	685,241
KLD 400 Social	–	–	–	–	–	–	76,620	76,620

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2008, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2008 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Dow Jones U.S. Basic Materials Sector	$628,576,070	$–	$(295,272,664)	$(295,272,664)
Dow Jones U.S. Consumer Goods Sector	495,140,273	–	(95,585,628)	(95,585,628)
Dow Jones U.S. Consumer Services Sector	254,351,942	–	(97,729,186)	(97,729,186)
Dow Jones U.S. Financial Sector	1,139,808,614	–	(416,460,599)	(416,460,599)
Dow Jones U.S. Industrial Sector	425,299,594	–	(149,713,594)	(149,713,594)
Dow Jones U.S. Financial Services	558,007,818	–	(187,417,658)	(187,417,658)
Dow Jones U.S. Real Estate	2,977,277,719	–	(1,212,286,019)	(1,212,286,019)
KLD Select SocialSM	129,482,475	147,129	(32,879,275)	(32,732,146)
KLD 400 Social	74,648,058	365,564	(19,418,038)	(19,052,474)
Cohen & Steers Realty Majors	2,989,124,283	86,231,394	(1,149,717,994)	(1,063,486,600)

The Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of October 31, 2008, inclusive of the prior three open tax return years, as applicable, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each of the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services and iShares Dow Jones U.S. Real Estate Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

76	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares KLD Select SocialSM, iShares KLD 400 Social and iShares Cohen & Steers Realty Majors Index Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
KLD Select SocialSM	0.50%
KLD 400 Social	0.50
Cohen & Steers Realty Majors	0.35

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Basic Materials Sector	$31,400
Dow Jones U.S. Consumer Goods Sector	114,654
Dow Jones U.S. Consumer Services Sector	63,796
Dow Jones U.S. Financial Sector	103,237
Dow Jones U.S. Industrial Sector	38,166
Dow Jones U.S. Financial Services	57,396
Dow Jones U.S. Real Estate	1,313,104
KLD Select SocialSM	9,687
Cohen & Steers Realty Majors	946,680

Cross trades for the six months ended October 31, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2008 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Basic Materials Sector	$ 60,465,874	$61,323,522
Dow Jones U.S. Consumer Goods Sector	29,864,350	23,653,592
Dow Jones U.S. Consumer Services Sector	8,212,498	6,430,594
Dow Jones U.S. Financial Sector	45,854,062	47,093,481
Dow Jones U.S. Industrial Sector	12,359,062	9,277,072
Dow Jones U.S. Financial Services	29,020,034	28,389,921
Dow Jones U.S. Real Estate	120,736,754	122,568,881
KLD Select SocialSM	37,498,429	36,712,916
KLD 400 Social	1,913,626	1,610,557
Cohen & Steers Realty Majors	153,899,037	149,289,246

In-kind transactions (see Note 4) for the six months ended October 31, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Basic Materials Sector	$264,036,493	$476,365,680
Dow Jones U.S. Consumer Goods Sector	197,483,845	73,848,874
Dow Jones U.S. Consumer Services Sector	85,094,122	89,239,550
Dow Jones U.S. Financial Sector	1,616,219,440	1,265,130,976
Dow Jones U.S. Industrial Sector	40,441,104	39,750,985
Dow Jones U.S. Financial Services	337,568,531	165,911,888
Dow Jones U.S. Real Estate	8,596,779,516	8,036,342,469
KLD Select SocialSM	11,062,011	–
KLD 400 Social	16,896,505	1,926,828
Cohen & Steers Realty Majors	909,186,097	623,921,007

78	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of October 31, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of October 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	79

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2008, and a comparison of each Fund’s performance to its relevant performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison

80	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

of such Fund’s performance to that of such relevant comparison funds. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. The Board also reviewed statistical information from Lipper displaying the effects of the current breakpoints in the investment advisory fee rates for certain of the Funds (as discussed below) at various asset levels of such Funds as compared to their Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the investment advisory fee rates of the iShares Cohen & Steers Realty Majors, iShares KLD 400 Social and iShares KLD Select SocialSM Index Funds, as the assets of those Funds increase. However, the Board further noted that possible future economies of scale for these Funds had been taken into consideration by fixing the investment advisory fee rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structuring with declining breakpoints where the initial fee was higher. The Board was also presented with materials regarding the current breakpoints in the investment advisory fee rates at certain asset levels of the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services and iShares Dow Jones U.S. Real Estate Index Funds on an aggregate basis with certain other iShares funds. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the current breakpoints were appropriate and warranted at this juncture for the identified Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

82	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	83

Notes:

84	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology-

Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	85

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

iS-0175 1208

86	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., KLD Research & Analytics, Inc. or Cohen & Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, is affiliated with the companies listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-SAR-42-1008

iShares®

LET'S BUILD A BETTER INVESTMENT WORLD.℠

BARCLAYS GLOBAL INVESTORS

2008 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® DOW JONES SERIES

OCTOBER 31, 2008

» *Would you prefer to receive materials like this electronically? See inside cover for details.*

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it's a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm's name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® DOW JONES U.S. INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Index (the “Index”). The Index measures the performance of the U.S. equity broad market, and is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (29.67)%, while the total return for the Index was (29.63)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(36.50)%	(36.36)%	(36.37)%	0.53%	0.58%	0.73%	(2.73)%	(2.70)%	(2.54)%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(36.50)%	(36.36)%	(36.37)%	2.66%	2.96%	3.70%	(20.75)%	(20.53)%	(19.44)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.78%

Financial	15.21

Energy	12.50

Industrial	11.34

Technology	10.82

Communications	9.83

Consumer Cyclical	8.44

Utilities	4.01

Basic Materials	2.78

Diversified	0.07

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.89%

General Electric Co.	1.97

Procter & Gamble Co. (The)	1.96

Microsoft Corp.	1.83

Johnson & Johnson	1.73

AT&T Inc.	1.61

Chevron Corp.	1.55

JPMorgan Chase & Co.	1.44

Wal-Mart Stores Inc.	1.37

International Business Machines Corp.	1.27

TOTAL	18.62%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Index measures the performance of the oil and gas sector of the U.S. equity market, and includes companies in the following industry groups: oil and gas producers and oil equipment, services and distribution. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (35.80)%, while the total return for the Index was (35.47)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(30.69)%	(30.54)%	(30.96)%	17.29%	17.28%	17.60%	8.53%	8.53%	8.96%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(30.69)%	(30.54)%	(30.96)%	121.93%	121.85%	124.92%	98.66%	98.71%	105.44%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Oil & Gas	82.50%

Oil & Gas Services	14.59

Electric	1.15

Pipelines	0.68

Electrical Components & Equipment	0.66

Transportation	0.28

Energy - Alternate Sources	0.04

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	23.01%

Chevron Corp.	13.04

ConocoPhillips	6.24

Schlumberger Ltd.	5.25

Occidental Petroleum Corp.	4.74

Devon Energy Corp.	3.67

Apache Corp.	3.09

Marathon Oil Corp.	2.51

Transocean Inc.	2.43

EOG Resources Inc.	2.27

TOTAL	66.25%

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Health Care Index (the “Index”). The Index measures the performance of the healthcare sector of the U.S. equity market, and includes companies in the following industry groups: health care equipment and services, pharmaceuticals and biotechnology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (13.94)%, while the total return for the Index was (13.77)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(23.60)%	(23.16)%	(23.27)%	1.38%	1.44%	1.90%	(0.29)%	(0.25)%	0.27%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(23.60)%	(23.16)%	(23.27)%	7.07%	7.42%	9.87%	(2.37)%	(2.06)%	2.33%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Pharmaceuticals	42.07%

Health Care - Products	31.97

Biotechnology	14.45

Health Care - Services	8.56

Electronics	2.07

Insurance	0.33

Commercial Services	0.29

Distribution & Wholesale	0.13

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Johnson & Johnson	12.90%

Pfizer Inc.	8.98

Abbott Laboratories	6.38

Merck & Co. Inc.	5.00

Amgen Inc.	4.77

Medtronic Inc.	3.41

Wyeth	3.23

Gilead Sciences Inc.	3.17

Bristol-Myers Squibb Co.	3.04

Genentech Inc.	2.89

TOTAL	53.77%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Index (the “Index”). The Index measures the performance of the technology sector of the U.S. equity market, and includes companies in the following industry groups: software and computer services and technology hardware and equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (30.05)%, while the total return for the Index was (29.85)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(41.22)%	(41.09)%	(40.91)%	(3.12)%	(3.06)%	(2.59)%	(11.80)%	(11.78)%	(11.28)%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(41.22)%	(41.09)%	(40.91)%	(14.64)%	(14.40)%	(12.30)%	(65.45)%	(65.38)%	(63.73)%
Total returns for the period since inception are calculated from the inception date of the Fund (5/15/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Computers	28.09%

Software	23.67

Telecommunications	18.55

Semiconductors	16.59

Internet	10.30

Office & Business Equipment	1.26

Commercial Services	0.53

Energy - Alternate Sources	0.48

Distribution & Wholesale	0.34

Entertainment	0.07

Machinery	0.06

Electronics	0.05

Retail	0.03

Engineering & Construction	0.02

Short-Term and Other Net Assets	(0.04)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Microsoft Corp.	13.02%

International Business Machines Corp.	9.04

Cisco Systems Inc.	7.51

Apple Inc.	6.68

Intel Corp.	6.46

Google Inc. Class A	6.07

Hewlett-Packard Co.	4.86

Oracle Corp.	4.82

QUALCOMM Inc.	4.62

Texas Instruments Inc.	1.86

TOTAL	64.94%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Telecommunications Index (the “Index”). The Index measures the performance of the telecommunications sector of the U.S. equity market, and includes companies in the following industry groups: fixed-line telecommunications and mobile telecommunications. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (35.40)%, while the total return for the Index was (35.57)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(48.81)%	(48.08)%	(49.13)%	(1.83)%	(1.55)%	(1.41)%	(11.94)%	(11.78)%	(10.35)%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(48.81)%	(48.08)%	(49.13)%	(8.80)%	(7.53)%	(6.85)%	(65.84)%	(65.31)%	(60.29)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/22/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Index performance reflects the Dow Jones U.S. Telecommunications Index through May 8, 2007 and the Dow Jones U.S. Select Telecommunications Index thereafter.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/26/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Telecommunications	96.06%

Holding Companies - Diversified	3.93

Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
AT&T Inc.	24.10%

Verizon Communications Inc.	18.48

Sprint Nextel Corp.	4.24

Embarq Corp.	3.97

Leucadia National Corp.	3.93

Qwest Communications International Inc.	3.78

NII Holdings Inc. Class B	3.39

Windstream Corp.	3.39

Telephone and Data Systems Inc.	3.01

CenturyTel Inc.	2.96

TOTAL	71.25%

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index (the “Index”). The Index measures the performance of the utilities sector of the U.S. equity market, and includes companies in the following industry groups: electricity, gas, water and multi-utilities. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (26.62)%, while the total return for the Index was (26.52)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(29.82)%	(29.58)%	(29.60)%	8.38%	8.44%	8.94%	3.14%	3.17%	3.66%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(29.82)%	(29.58)%	(29.60)%	49.56%	49.98%	53.44%	29.62%	29.93%	35.25%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Electric	81.07%

Pipelines	9.20

Gas	8.36

Energy - Alternate Sources	0.60

Water	0.55

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Exelon Corp.	8.23%

Southern Co. (The)	6.06

Dominion Resources Inc.	4.80

Duke Energy Corp.	4.72

FPL Group Inc.	4.08

FirstEnergy Corp.	3.66

Entergy Corp.	3.45

Public Service Enterprise Group Inc.	3.29

American Electric Power Co. Inc.	3.01

PG&E Corp.	3.00

TOTAL	44.30%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones EPAC Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones EPAC Select Dividend Index (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones World Developed-Ex. U.S. Index, a broad-based index representative of the Europe, Pacific, Asia and Canada (“EPAC”) regions, which covers developed markets, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (49.73)%, while the total return for the Index was (49.62)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(57.89)%	(57.64)%	(57.67)%	(42.99)%	(41.88)%	(42.64)%	(54.25)%	(53.01)%	(53.93)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/11/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/15/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Sector	Percentage of Net Assets
Financial	47.15%

Industrial	13.09

Communications	9.64

Utilities	7.97

Energy	7.22

Consumer Cyclical	5.83

Consumer Non-Cyclical	4.53

Basic Materials	3.32

Diversified	0.75

Technology	0.08

Short-Term and Other Net Assets	0.42

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Provident Financial PLC (United Kingdom)	4.76%

CLP Holdings Ltd. (Hong Kong)	3.90

Eni SpA (Italy)	3.69

HSBC Holdings PLC (United Kingdom)	3.45

Perpetual Ltd. (Australia)	3.39

Commonwealth Bank of Australia (Australia)	2.93

Hongkong Electric Holdings Ltd. (Hong Kong)	2.84

St. George Bank Ltd. (Australia)	2.56

Kungsleden AB (Sweden)	2.47

Jardine Lloyd Thompson Group PLC (United Kingdom)	2.37

TOTAL	32.36%

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Dividend Index (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones U.S. Index, a broad-based index representative of the total market for U.S. equity securities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (19.04)%, while the total return for the Index was (18.00)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(29.37)%	(29.10)%	(28.00)%	2.00%	2.03%	2.70%	10.42%	10.57%	14.28%

Total returns for the period since inception are calculated from the inception date of the Fund (11/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Sector	Percentage of Net Assets
Financial	48.32%

Utilities	16.90

Consumer Non-Cyclical	10.97

Basic Materials	6.47

Consumer Cyclical	6.07

Industrial	5.23

Energy	2.70

Communications	2.47

Technology	0.65

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
PNC Financial Services Group Inc. (The)	3.37%

Nicor Inc.	2.82

Pinnacle West Capital Corp.	2.55

DTE Energy Co.	2.47

FirstEnergy Corp.	2.42

Zions Bancorporation	2.25

Genuine Parts Co.	2.10

Comerica Inc.	2.03

FirstMerit Corp.	2.03

Chevron Corp.	1.97

TOTAL	24.01%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones Transportation Average Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the “Index”). The Index measures the performance of the transportation sector of the U.S. equity market, and includes companies in the following primary groups: airlines, trucking, railroads, air freight, transportation services and industrial services. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (24.09)%, while the total return for the Index was (24.32)%.

Average Annual Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(19.79)%	(19.57)%	(19.76)%	6.80%	6.83%	7.15%	7.58%	7.62%	7.90%

Cumulative Total Returns

Year Ended 10/31/08			Five Years Ended 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(19.79)%	(19.57)%	(19.76)%	38.97%	39.15%	41.24%	44.86%	45.15%	47.11%

Total returns for the period since inception are calculated from the inception date of the Fund (10/6/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Transportation	89.15%

Airlines	6.83

Trucking & Leasing	3.97

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Burlington Northern Santa Fe Corp.	12.64%

Union Pacific Corp.	10.37

FedEx Corp.	9.02

Norfolk Southern Corp.	7.95

United Parcel Service Inc. Class B	7.40

Overseas Shipholding Group Inc.	4.95

C.H. Robinson Worldwide Inc.	4.83

Landstar System Inc.	4.79

J.B. Hunt Transport Services Inc.	4.77

CSX Corp.	4.73

TOTAL	71.45%

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/08)	Ending Account Value (10/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/08 to 10/31/08)
Dow Jones U.S.
Actual	$1,000.00	$ 703.30	0.20%	$0.86
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Dow Jones U.S. Energy Sector
Actual	1,000.00	642.00	0.47	1.95
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Healthcare Sector
Actual	1,000.00	860.60	0.47	2.20
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Technology Sector
Actual	1,000.00	699.50	0.47	2.01
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/08)	Ending Account Value (10/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/08 to 10/31/08)
Dow Jones U.S. Telecommunications Sector
Actual	$1,000.00	$ 646.00	0.47%	$1.95
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Utilities Sector
Actual	1,000.00	733.80	0.47	2.05
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones EPAC Select Dividend
Actual	1,000.00	502.70	0.50	1.89
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
Dow Jones Select Dividend
Actual	1,000.00	809.60	0.40	1.82
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
Dow Jones Transportation Average
Actual	1,000.00	759.10	0.47	2.08
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.78%

ADVERTISING – 0.13%
Harte-Hanks Inc.	1,643	$11,534
Interpublic Group of Companies Inc. (The)[a]	23,166	120,232
Lamar Advertising Co. Class Aa,b	3,120	47,330
Omnicom Group Inc.	15,549	459,317

		638,413

AEROSPACE & DEFENSE – 2.03%
AAR Corp.[a]	1,803	28,830
Alliant Techsystems Inc.[a]	1,564	129,093
BE Aerospace Inc.[a]	4,558	58,661
Boeing Co. (The)	32,299	1,688,269
Curtiss-Wright Corp.	2,194	80,959
Esterline Technologies Corp.[a]	1,540	55,517
General Dynamics Corp.	16,439	991,600
Goodrich Corp.	6,117	223,638
Kaman Corp.	1,382	35,282
L-3 Communications Holdings Inc.	5,958	483,611
Lockheed Martin Corp.	15,368	1,307,048
Moog Inc. Class Aa	1,823	64,024
Northrop Grumman Corp.	15,245	714,838
Orbital Sciences Corp.[a]	2,785	57,065
Raytheon Co.	20,253	1,035,131
Rockwell Collins Inc.	7,777	289,538
Spirit AeroSystems Holdings Inc. Class Aa	5,240	84,521
Teledyne Technologies Inc.[a]	1,662	75,737
United Technologies Corp.	43,312	2,380,428

		9,783,790

AGRICULTURE – 2.29%
Altria Group Inc.	100,525	1,929,075
Archer-Daniels-Midland Co.	28,593	592,733
Bunge Ltd.	5,844	224,468
Lorillard Inc.	8,408	553,751
Monsanto Co.	26,386	2,347,826
Philip Morris International Inc.	102,239	4,444,329
Reynolds American Inc.	8,327	407,690
Universal Corp.	1,213	48,023
UST Inc.	6,793	459,139

		11,007,034

Security	Shares	Value
AIRLINES – 0.25%
Alaska Air Group Inc.[a]	1,896	$46,831
AMR Corp.[a]	12,572	128,360
Continental Airlines Inc. Class Ba	5,654	106,974
Delta Air Lines Inc.[a,b]	29,744	326,584
JetBlue Airways Corp.[a]	9,720	53,946
SkyWest Inc.	2,778	42,809
Southwest Airlines Co.	35,638	419,816
UAL Corp.[b]	6,597	96,052

		1,221,372

APPAREL – 0.49%
Carter’s Inc.[a]	2,990	63,508
Coach Inc.[a]	16,302	335,821
Crocs Inc.[a,b]	3,865	9,701
Deckers Outdoor Corp.[a,b]	627	53,207
Guess? Inc.	2,977	64,809
Gymboree Corp.[a]	1,456	37,652
Hanesbrands Inc.[a]	4,500	78,615
Jones Apparel Group Inc.	3,916	43,507
Liz Claiborne Inc.	4,340	35,371
Nike Inc. Class B	17,704	1,020,282
Phillips-Van Heusen Corp.	2,494	61,128
Polo Ralph Lauren Corp.	2,695	127,123
Quiksilver Inc.[a]	6,870	17,793
Timberland Co. Class Aa	2,425	29,342
VF Corp.	4,207	231,806
Warnaco Group Inc. (The)[a]	2,228	66,417
Wolverine World Wide Inc.	2,569	60,371

		2,336,453

AUTO MANUFACTURERS – 0.18%
Ford Motor Co.[a,b]	98,952	216,705
General Motors Corp.[b]	24,075	139,153
Oshkosh Corp.	3,418	26,182
PACCAR Inc.	16,975	496,349

		878,389

AUTO PARTS & EQUIPMENT – 0.19%
American Axle & Manufacturing Holdings Inc.	2,486	8,925
ArvinMeritor Inc.	3,420	20,246
BorgWarner Inc.	5,543	124,551
Cooper Tire & Rubber Co.	2,680	20,448
Goodyear Tire & Rubber Co. (The)[a]	11,887	106,032

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
Johnson Controls Inc.	28,569	$506,528
Lear Corp.[a]	3,232	6,496
Modine Manufacturing Co.	1,659	12,277
Superior Industries International Inc.	1,013	14,486
TRW Automotive Holdings Corp.[a]	2,791	17,639
Visteon Corp.[a]	7,117	4,911
WABCO Holdings Inc.	3,427	62,954

		905,493

BANKS – 5.37%
Associated Banc-Corp.	5,748	126,801
BancorpSouth Inc.	3,833	93,027
Bank of America Corp.	244,058	5,898,882
Bank of Hawaii Corp.	2,415	122,465
Bank of New York Mellon Corp. (The)	55,607	1,812,788
BB&T Corp.	26,757	959,238
BOK Financial Corp.	1,155	55,255
Cathay General Bancorp[b]	2,410	58,997
Citizens Republic Bancorp Inc.	4,924	14,526
City National Corp.	1,966	105,240
Colonial BancGroup Inc. (The)	9,911	40,239
Comerica Inc.	7,310	201,683
Commerce Bancshares Inc.	2,905	137,348
Cullen/Frost Bankers Inc.	2,669	149,384
Discover Financial Services LLC	21,074	258,157
East West Bancorp Inc.[b]	3,385	58,730
F.N.B. Corp. (Pennsylvania)	4,439	58,151
Fifth Third Bancorp	25,539	277,098
First BanCorp (Puerto Rico)	3,429	35,044
First Horizon National Corp.	9,904	117,957
First Midwest Bancorp Inc.	2,253	50,039
FirstMerit Corp.	3,503	81,690
Frontier Financial Corp.[b]	2,083	13,873
Fulton Financial Corp.	8,644	90,762
Hancock Holding Co.	1,293	57,099
Huntington Bancshares Inc.[b]	18,285	172,793
International Bancshares Corp.	2,657	69,002
KeyCorp	24,223	296,247
M&T Bank Corp.	3,801	308,261
Marshall & Ilsley Corp.	11,875	214,106
National City Corp.	31,214	84,278
Northern Trust Corp.	10,643	599,307
Old National Bancorp	3,238	61,328

Security	Shares	Value
Pacific Capital Bancorp	2,435	$47,823
PacWest Bancorp	1,251	31,262
Park National Corp.[b]	551	40,085
PNC Financial Services Group Inc. (The)	16,875	1,125,056
Popular Inc.[b]	12,851	97,668
Prosperity Bancshares Inc.	2,224	73,859
Provident Bankshares Corp.[b]	2,129	22,716
Regions Financial Corp.	33,822	375,086
South Financial Group Inc. (The)	3,660	21,265
State Street Corp.	20,979	909,440
Sterling Bancshares Inc.	4,032	32,095
Sterling Financial Corp. (Washington)	2,436	20,682
SunTrust Banks Inc.	17,139	687,959
Susquehanna Bancshares Inc.	3,997	61,914
SVB Financial Group[a,b]	1,600	82,320
Synovus Financial Corp.[b]	13,273	137,110
TCF Financial Corp.	5,922	105,056
TrustCo Bank Corp. NY	4,167	50,712
Trustmark Corp.	2,379	48,817
U.S. Bancorp	84,010	2,504,338
UCBH Holdings Inc.	6,176	32,609
UMB Financial Corp.	1,519	68,856
Umpqua Holdings Corp.[b]	2,867	48,796
United Bancshares Inc.	2,167	69,127
United Community Banks Inc.[b]	2,291	30,058
Valley National Bancorp	6,212	118,028
Wachovia Corp.	104,831	671,967
Webster Financial Corp.	2,671	49,520
Wells Fargo & Co.	151,529	5,159,562
Westamerica Bancorporation	1,351	77,345
Whitney Holding Corp.	3,088	58,672
Wilmington Trust Corp.[b]	3,481	100,462
Wintrust Financial Corp.	1,230	31,488
Zions Bancorporation[b]	5,137	195,771

		25,867,319

BEVERAGES – 2.58%
Anheuser-Busch Companies Inc.	34,805	2,158,954
Brown-Forman Corp. Class A	783	35,235
Brown-Forman Corp. Class B	3,521	159,853
Coca-Cola Co. (The)	103,515	4,560,871
Coca-Cola Enterprises Inc.	15,633	157,112

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
Constellation Brands Inc. Class Aa	9,330	$116,998
Dr. Pepper Snapple Group Inc.[a]	12,366	283,181
Hansen Natural Corp.[a,b]	3,727	94,368
Molson Coors Brewing Co. Class B	7,573	282,927
Pepsi Bottling Group Inc.	6,574	151,991
PepsiAmericas Inc.	2,931	55,484
PepsiCo Inc.	76,269	4,348,096

		12,405,070

BIOTECHNOLOGY – 1.96%
Abraxis BioScience Inc.[a]	287	18,179
Affymetrix Inc.[a]	3,065	11,310
Alexion Pharmaceuticals Inc.[a]	3,918	159,658
Amgen Inc.[a]	51,532	3,086,251
Biogen Idec Inc.[a]	14,220	605,061
Bio-Rad Laboratories Inc. Class Aa	869	74,195
Celera Corp.[a]	4,071	46,043
Celgene Corp.[a]	22,242	1,429,271
Charles River Laboratories International Inc.[a]	3,292	117,952
Enzo Biochem Inc.[a]	1,787	10,311
Enzon Pharmaceuticals Inc.[a]	2,041	10,144
Genentech Inc.[a]	22,603	1,874,693
Genzyme Corp.[a]	13,066	952,250
Human Genome Sciences Inc.[a]	6,974	22,526
Illumina Inc.[a,b]	5,532	170,552
Incyte Corp.[a]	4,341	18,015
InterMune Inc.[a,b]	1,555	22,905
Invitrogen Corp.[a]	4,484	129,094
Martek Biosciences Corp.	1,833	54,678
Millipore Corp.[a]	2,728	141,556
Myriad Genetics Inc.[a]	2,156	136,022
Nektar Therapeutics[a]	5,717	31,615
PDL BioPharma Inc.	6,509	63,463
Regeneron Pharmaceuticals Inc.[a]	3,010	58,093
Savient Pharmaceuticals Inc.[a]	2,655	12,638
Vertex Pharmaceuticals Inc.[a]	6,741	176,682

		9,433,157

BUILDING MATERIALS – 0.14%
Eagle Materials Inc.	1,957	34,658
Lennox International Inc.	2,629	78,397
Martin Marietta Materials Inc.[b]	2,006	157,230
Masco Corp.	17,623	178,873

Security	Shares	Value
NCI Building Systems Inc.[a]	835	$15,539
Owens Corning[a]	4,106	64,587
Quanex Building Products Corp.	1,577	14,445
Simpson Manufacturing Co. Inc.[b]	1,811	41,725
Texas Industries Inc.	1,308	41,372
USG Corp.[a,b]	3,218	47,691

		674,517

CHEMICALS – 1.71%
A. Schulman Inc.	1,365	24,447
Air Products and Chemicals Inc.	9,568	556,188
Airgas Inc.	3,484	133,646
Albemarle Corp.	4,417	107,554
Ashland Inc.	2,835	64,043
Cabot Corp.	2,371	62,713
Celanese Corp. Class A	7,315	101,386
CF Industries Holdings Inc.	2,765	177,485
Chemtura Corp.	11,552	19,985
Cytec Industries Inc.	2,316	65,589
Dow Chemical Co. (The)	45,139	1,203,857
E.I. du Pont de Nemours and Co.	43,964	1,406,848
Eastman Chemical Co.	3,526	142,415
Ecolab Inc.	8,529	317,791
Ferro Corp.	2,022	31,301
FMC Corp.	3,617	157,484
H.B. Fuller Co.	2,334	41,242
Hercules Inc.	5,387	90,555
Huntsman Corp.	4,632	46,783
International Flavors & Fragrances Inc.	3,882	123,758
Intrepid Potash Inc.[a]	2,078	45,176
Lubrizol Corp.	3,322	124,841
Minerals Technologies Inc.	953	54,092
Mosaic Co. (The)	7,135	281,190
Olin Corp.	3,238	58,802
OM Group Inc.[a]	1,465	31,263
PPG Industries Inc.	8,009	397,086
Praxair Inc.	15,470	1,007,870
Rockwood Holdings Inc.[a]	2,174	26,849
Rohm and Haas Co.	6,031	424,281
RPM International Inc.	6,497	92,257
Sensient Technologies Corp.	2,425	61,183
Sherwin-Williams Co. (The)	4,783	272,201

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
Sigma-Aldrich Corp.	5,239	$229,783
Terra Industries Inc.	4,446	97,768
Valspar Corp. (The)	4,452	91,043
W.R. Grace & Co.[a]	2,778	25,030
Zep Inc.	981	20,650

		8,216,435

COAL – 0.25%
Alpha Natural Resources Inc.[a]	3,383	121,010
Arch Coal Inc.	6,894	147,601
CONSOL Energy Inc.	8,968	281,506
Foundation Coal Holdings Inc.	2,220	46,087
International Coal Group Inc.[a,b]	5,291	24,762
Massey Energy Co.	4,138	95,546
Patriot Coal Corp.[a]	2,606	41,253
Peabody Energy Corp.	13,138	453,392

		1,211,157

COMMERCIAL SERVICES – 1.66%
Accenture Ltd.	27,219	899,588
Administaff Inc.	1,150	22,988
Alliance Data Systems Corp.[a]	3,271	164,073
Apollo Group Inc. Class Aa	6,316	439,025
Arbitron Inc.	1,397	45,514
Avis Budget Group Inc.[a]	5,273	8,648
Bowne & Co. Inc.	1,647	12,830
Career Education Corp.[a]	4,532	71,651
Chemed Corp.	1,166	51,059
Convergys Corp.[a]	5,790	44,525
Corinthian Colleges Inc.[a]	4,130	58,976
Corporate Executive Board Co. (The)	1,652	49,279
Corrections Corp. of America[a]	6,167	117,851
Deluxe Corp.	2,470	30,035
DeVry Inc.	3,123	177,043
Equifax Inc.	6,191	161,461
Forrester Research Inc.[a]	678	19,018
FTI Consulting Inc.[a]	2,405	140,091
Gartner Inc.[a]	3,197	58,825
H&R Block Inc.	15,791	311,399
Hertz Global Holdings Inc.[a]	5,995	43,104
Hewitt Associates Inc. Class Aa	4,249	118,505
Hillenbrand Inc.	3,189	60,591
Iron Mountain Inc.[a]	8,841	214,659
ITT Educational Services Inc.[a]	1,894	166,009

Security	Shares	Value
Lender Processing Services Inc.	4,687	$108,129
Live Nation Inc.[a,b]	3,427	38,554
Manpower Inc.	3,875	120,629
McKesson Corp.	13,498	496,591
Monster Worldwide Inc.[a]	5,576	79,402
Moody’s Corp.	10,078	257,997
MPS Group Inc.[a]	4,726	36,816
Navigant Consulting Inc.[a]	2,400	38,808
PAREXEL International Corp.[a]	2,832	29,453
Pharmaceutical Product Development Inc.	5,160	159,857
PHH Corp.[a]	2,918	23,519
Pre-Paid Legal Services Inc.[a,b]	583	23,017
Quanta Services Inc.[a]	8,565	169,244
R.R. Donnelley & Sons Co.	10,324	171,069
Rent-A-Center Inc.[a]	3,433	50,122
Resources Connection Inc.[a]	2,206	38,252
Robert Half International Inc.	7,564	142,733
SAIC Inc.[a]	9,116	168,373
Service Corp. International	12,635	87,181
Sotheby’s Holdings Inc. Class Ab	3,231	30,081
Spherion Corp.[a]	2,655	8,443
Stewart Enterprises Inc. Class A	4,310	22,283
Strayer Education Inc.	679	153,637
TeleTech Holdings Inc.[a]	2,244	20,286
Ticketmaster Entertainment Inc.[a]	1,949	18,866
TrueBlue Inc.[a]	1,810	15,077
United Rentals Inc.[a]	2,295	23,524
Valassis Communications Inc.[a,b]	2,262	10,043
Viad Corp.	1,058	23,117
Visa Inc. Class A	21,663	1,199,047
VistaPrint Ltd.[a,b]	1,968	33,594
Watson Wyatt Worldwide Inc.	2,070	87,913
Weight Watchers International Inc.	1,833	57,336
Western Union Co.	35,458	541,089

		7,970,829

COMPUTERS – 4.24%
Affiliated Computer Services Inc. Class Aa	4,336	177,776
Apple Inc.[a]	42,590	4,582,258
Brocade Communications Systems Inc.[a]	17,392	65,568

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
CACI International Inc. Class Aa	1,587	$65,353
Cadence Design Systems Inc.[a]	13,120	53,398
Cognizant Technology Solutions Corp.[a]	14,050	269,760
Computer Sciences Corp.[a]	7,351	221,706
Dell Inc.[a]	86,449	1,050,355
Diebold Inc.	3,294	97,898
DST Systems Inc.[a,b]	2,001	81,201
Electronics For Imaging Inc.[a]	2,461	26,087
EMC Corp.[a]	100,386	1,182,547
FactSet Research Systems Inc.	2,197	85,222
Hewlett-Packard Co.	119,888	4,589,313
Hutchinson Technology Inc.[a]	1,226	8,386
IHS Inc. Class Aa	2,127	75,275
Imation Corp.	1,623	19,995
International Business Machines Corp.	65,906	6,127,281
Jack Henry & Associates Inc.	3,958	75,242
Lexmark International Inc. Class Aa	4,284	110,656
Mentor Graphics Corp.[a]	4,915	36,076
MICROS Systems Inc.[a]	4,125	70,249
NCR Corp.[a]	7,967	145,637
NetApp Inc.[a]	15,932	215,560
Palm Inc.[a,b]	4,849	19,348
Perot Systems Corp. Class Aa	4,080	58,711
Quantum Corp.[a]	7,579	2,198
SanDisk Corp.[a]	10,866	96,599
Seagate Technology	23,506	159,136
SRA International Inc. Class Aa	1,918	35,445
Sun Microsystems Inc.[a]	36,722	168,921
Synopsys Inc.[a]	6,717	122,787
Teradata Corp.[a]	8,731	134,370
Unisys Corp.[a]	14,730	22,390
Western Digital Corp.[a]	10,597	174,850

		20,427,554

COSMETICS & PERSONAL CARE – 2.45%
Alberto-Culver Co.	4,533	116,634
Avon Products Inc.	20,749	515,198
Colgate-Palmolive Co.	24,808	1,556,950
Estee Lauder Companies Inc. (The) Class A	5,144	185,390
Procter & Gamble Co. (The)	145,864	9,414,063

		11,788,235

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.28%
Brightpoint Inc.[a]	2,288	$13,179
Central European Distribution Corp.[a]	1,870	53,837
Fastenal Co.	6,751	271,795
Genuine Parts Co.	7,898	310,786
Ingram Micro Inc. Class Aa	7,104	94,696
LKQ Corp.[a]	6,574	75,207
Owens & Minor Inc.	1,900	82,213
Pool Corp.[b]	2,421	42,150
Tech Data Corp.[a]	2,646	56,757
United Stationers Inc.[a]	1,040	38,886
W.W. Grainger Inc.	3,116	244,824
Watsco Inc.	1,138	46,760
WESCO International Inc.[a]	1,966	39,084

		1,370,174

DIVERSIFIED FINANCIAL SERVICES – 4.70%
Affiliated Managers Group Inc.[a]	2,002	92,853
American Express Co.	49,713	1,367,107
AmeriCredit Corp.[a,b]	5,491	32,177
Ameriprise Financial Inc.	10,830	233,928
BlackRock Inc.	951	124,904
Capital One Financial Corp.	18,113	708,581
Charles Schwab Corp. (The)	45,882	877,264
CIT Group Inc.	13,784	57,066
Citigroup Inc.	264,750	3,613,838
CME Group Inc.	3,705	1,045,366
E*TRADE Financial Corp.[a,b]	22,638	41,201
Eaton Vance Corp.	5,505	121,110
Federated Investors Inc. Class B	4,672	113,062
Franklin Resources Inc.	7,727	525,436
GLG Partners Inc.[b]	9,613	30,762
Goldman Sachs Group Inc. (The)	19,519	1,805,507
IntercontinentalExchange Inc.[a]	3,406	291,417
Invesco Ltd.	18,718	279,085
Investment Technology Group Inc.[a]	2,241	45,739
Janus Capital Group Inc.	7,692	90,304
Jefferies Group Inc.[b]	5,698	90,199
JPMorgan Chase & Co.	167,905	6,926,081
Knight Capital Group Inc. Class Aa	4,549	65,779
Lazard Ltd. Class A	3,353	101,160
Legg Mason Inc.	6,728	149,294
Merrill Lynch & Co. Inc.	62,254	1,157,302

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
MF Global Ltd.[a]	4,451	$17,359
Morgan Stanley	48,946	855,087
NASDAQ OMX Group Inc. (The)[a]	7,717	250,494
National Financial Partners Corp.	2,167	14,432
NYSE Euronext Inc.	10,887	328,570
optionsXpress Holdings Inc.	2,381	42,287
Piper Jaffray Companies[a]	868	34,243
Raymond James Financial Inc.	4,550	105,970
SLM Corp.[a]	22,676	241,953
SWS Group Inc.	1,234	22,903
T. Rowe Price Group Inc.	12,608	498,520
TD Ameritrade Holding Corp.[a]	11,706	155,573
Waddell & Reed Financial Inc. Class A	4,030	58,516

		22,612,429
ELECTRIC – 3.62%
AES Corp. (The)[a]	32,408	258,292
Allegheny Energy Inc.	8,188	246,868
ALLETE Inc.	1,203	42,105
Alliant Energy Corp.	5,261	154,568
Ameren Corp.	10,122	328,459
American Electric Power Co. Inc.	19,405	633,185
Avista Corp.	2,774	55,092
Black Hills Corp.	2,003	50,576
Calpine Corp.[a,b]	17,057	199,567
CenterPoint Energy Inc.	14,762	170,058
Cleco Corp.	3,221	74,115
CMS Energy Corp.	10,663	109,296
Consolidated Edison Inc.	13,085	566,842
Constellation Energy Group Inc.	8,585	207,843
Dominion Resources Inc.	28,182	1,022,443
DPL Inc.[b]	5,710	130,245
DTE Energy Co.	7,974	281,482
Duke Energy Corp.	61,406	1,005,830
Dynegy Inc. Class Aa	23,430	85,285
Edison International	14,504	516,197
El Paso Electric Co.[a]	2,437	45,133
Entergy Corp.	9,312	726,802
Exelon Corp.	32,165	1,744,630
FirstEnergy Corp.	14,757	769,725
FPL Group Inc.	18,196	859,579
Great Plains Energy Inc.	5,627	109,389

Security	Shares	Value
Hawaiian Electric Industries Inc.	4,217	$112,257
IDACORP Inc.	2,177	58,039
Integrys Energy Group Inc.	3,637	173,376
ITC Holdings Corp.	2,396	97,230
MDU Resources Group Inc.	8,169	148,757
Mirant Corp.[a]	9,118	159,747
Northeast Utilities	7,688	173,441
NorthWestern Corp.	1,981	38,709
NRG Energy Inc.[a]	11,596	269,607
NSTAR	5,303	175,264
OGE Energy Corp.	4,358	118,973
Pepco Holdings Inc.	9,909	204,621
PG&E Corp.	17,279	633,621
Pinnacle West Capital Corp.	5,119	162,016
PNM Resources Inc.	3,811	37,157
Portland General Electric Co.	3,015	61,868
PPL Corp.	18,012	591,154
Progress Energy Inc.	12,649	497,991
Public Service Enterprise Group Inc.	24,656	694,066
Puget Energy Inc.	5,717	133,949
Reliant Energy Inc.[a]	16,769	88,037
SCANA Corp.	5,041	165,899
Sierra Pacific Resources Corp.	11,000	91,190
Southern Co. (The)	37,474	1,286,857
TECO Energy Inc.	9,714	112,100
UniSource Energy Corp.	1,713	47,245
Westar Energy Inc.	5,074	98,892
Wisconsin Energy Corp.	5,837	253,909
Xcel Energy Inc.	20,809	362,493

		17,442,071

ELECTRICAL COMPONENTS & EQUIPMENT – 0.44%
AMETEK Inc.	5,070	168,578
Belden Inc.	2,080	43,347
Emerson Electric Co.	37,871	1,239,518
Energizer Holdings Inc.[a]	2,841	138,811
Energy Conversion Devices Inc.[a]	2,199	75,074
EnerSys Inc.[a]	2,062	27,260
General Cable Corp.[a,b]	2,602	44,442
GrafTech International Ltd.[a]	5,997	48,636
Hubbell Inc. Class B	2,411	86,483
Littelfuse Inc.[a]	1,005	18,753
Molex Inc.	3,148	45,363

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
Molex Inc. Class A	3,675	$47,187
SunPower Corp. Class Aa,b	1,960	76,558
SunPower Corp. Class Ba	2,032	60,168

		2,120,178

ELECTRONICS – 0.92%
Agilent Technologies Inc.[a]	17,431	386,794
Amphenol Corp. Class A	8,485	243,095
Applied Biosystems Inc.	7,383	227,618
Arrow Electronics Inc.[a]	5,883	102,658
Avnet Inc.[a]	7,394	123,776
AVX Corp.	2,593	23,389
Benchmark Electronics Inc.[a]	3,265	39,147
Brady Corp. Class A	2,435	75,485
Checkpoint Systems Inc.[a]	1,911	24,098
CTS Corp.	1,430	9,996
Cymer Inc.[a,b]	1,641	40,155
Dionex Corp.[a]	893	48,070
Dolby Laboratories Inc. Class Aa,b	2,411	76,115
Electro Scientific Industries Inc.[a]	1,203	10,069
Flextronics International Ltd.[a]	40,400	168,872
FLIR Systems Inc.[a]	6,755	216,835
Garmin Ltd.[a,b]	5,932	133,173
Gentex Corp.	6,928	66,440
Itron Inc.[a,b]	1,653	80,137
Jabil Circuit Inc.	8,970	75,438
Methode Electronics Inc.	1,661	12,607
Mettler-Toledo International Inc.[a]	1,686	129,046
National Instruments Corp.	2,721	69,113
Orbotech Ltd.[a]	1,440	4,666
Park Electrochemical Corp.	821	17,750
PerkinElmer Inc.	5,670	101,720
Plexus Corp.[a]	2,039	38,048
Sanmina-SCI Corp.[a]	27,423	20,567
Taser International Inc.[a,b]	3,276	16,413
Technitrol Inc.	2,003	11,557
Thermo Fisher Scientific Inc.[a]	20,406	828,484
Thomas & Betts Corp.[a]	2,888	68,590
Trimble Navigation Ltd.[a]	5,730	117,866
Tyco Electronics Ltd.	23,006	447,237
Varian Inc.[a]	1,461	53,838
Vishay Intertechnology Inc.[a]	7,668	33,049

Security	Shares	Value
Waters Corp.[a]	4,770	$208,926
Woodward Governor Co.	2,823	90,618

		4,441,455

ENERGY - ALTERNATE SOURCES – 0.10%
Covanta Holding Corp.[a]	5,856	126,255
Evergreen Solar Inc.[a,b]	7,325	27,762
First Solar Inc.[a]	2,180	313,266
Headwaters Inc.[a]	1,780	18,868

		486,151

ENGINEERING & CONSTRUCTION – 0.30%
AECOM Technology Corp.[a]	3,589	63,274
Dycom Industries Inc.[a]	2,057	18,266
EMCOR Group Inc.[a]	3,116	55,371
Fluor Corp.	8,652	345,474
Foster Wheeler Ltd.[a]	6,974	191,088
Granite Construction Inc.	1,567	55,895
Insituform Technologies Inc. Class Aa	1,229	16,505

Jacobs Engineering Group Inc.[a]	5,988	218,143
KBR Inc.	8,093	120,100
McDermott International Inc.[a]	11,047	189,235
Shaw Group Inc. (The)[a]	3,832	68,554
URS Corp.[a]	4,114	120,910

		1,462,815

ENTERTAINMENT – 0.14%
Ascent Media Corp. Class Aa	644	16,287
Bally Technologies Inc.[a]	2,322	51,432
DreamWorks Animation SKG Inc. Class Aa	2,914	81,883

International Game Technology Inc.	14,491	202,874
International Speedway Corp. Class A	1,393	43,726
Macrovision Solutions Corp.[a]	3,853	42,691
Penn National Gaming Inc.[a]	3,482	67,063
Pinnacle Entertainment Inc.[a,b]	3,482	19,499
Regal Entertainment Group Class A	4,034	51,797
Scientific Games Corp. Class Aa,b	3,190	57,420
Vail Resorts Inc.[a,b]	1,422	47,296

		681,968

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
ENVIRONMENTAL CONTROL – 0.37%
Allied Waste Industries Inc.[a]	18,906	$197,001
Clean Harbors Inc.[a]	979	64,193
Darling International Inc.[a]	3,943	29,730
Mine Safety Appliances Co.	1,559	42,093
Nalco Holding Co.	6,799	96,002
Republic Services Inc.	7,786	184,528
Stericycle Inc.[a]	4,131	241,374
Tetra Tech Inc.[a]	2,698	59,329
Waste Connections Inc.[a]	3,749	126,904
Waste Management Inc.	24,023	750,238

		1,791,392

FOOD – 1.95%
Campbell Soup Co.	11,160	423,522
Chiquita Brands International Inc.[a]	1,821	24,857
ConAgra Foods Inc.	22,144	385,748
Corn Products International Inc.	3,506	85,266
Dean Foods Co.[a]	7,478	163,469
Del Monte Foods Co.	9,402	59,327
Flowers Foods Inc.	4,022	119,252
Fresh Del Monte Produce Inc.[a]	2,181	46,041
General Mills Inc.	15,389	1,042,451
H.J. Heinz Co.	15,176	665,012
Hain Celestial Group Inc.[a]	1,840	42,762
Hershey Co. (The)	7,547	281,050
Hormel Foods Corp.	3,679	103,969
J.M. Smucker Co. (The)[b]	2,652	118,173
Kellogg Co.	11,572	583,460
Kraft Foods Inc.	65,501	1,908,699
Kroger Co. (The)	29,595	812,679
McCormick & Co. Inc. NVS	5,179	174,325
Pilgrim’s Pride Corp.	2,409	2,650
Ralcorp Holdings Inc.[a]	2,740	185,443
Ruddick Corp.	2,041	58,454
Safeway Inc.	21,304	453,136
Sara Lee Corp.	34,829	389,388
Smithfield Foods Inc.[a]	6,107	64,246
SUPERVALU Inc.	10,289	146,515
Sysco Corp.	29,201	765,066
Tootsie Roll Industries Inc.[b]	1,090	27,108
TreeHouse Foods Inc.[a]	1,387	41,971
Tyson Foods Inc. Class A	13,608	118,934

Security	Shares	Value
United Natural Foods Inc.[a]	1,906	$42,580
Whole Foods Market Inc.[b]	6,703	71,856

		9,407,409

FOREST PRODUCTS & PAPER – 0.32%
AbitibiBowater Inc.[a]	2,525	4,924
Domtar Corp.[a]	23,897	59,265
International Paper Co.	20,857	359,158
Louisiana-Pacific Corp.	5,038	24,182
MeadWestvaco Corp.	7,878	110,528
Neenah Paper Inc.	672	6,068
Plum Creek Timber Co. Inc.	8,485	316,321
Potlatch Corp.	1,917	63,664
Rayonier Inc.	3,836	126,895
Smurfit-Stone Container Corp.[a]	12,074	16,300
Temple-Inland Inc.	4,427	26,252
Wausau Paper Corp.	2,011	18,622
Weyerhaeuser Co.	10,167	388,583

		1,520,762

GAS – 0.37%
AGL Resources Inc.	3,735	113,544
Atmos Energy Corp.	4,254	103,245
Energen Corp.	3,234	108,565
New Jersey Resources Corp.	2,072	77,161
Nicor Inc.	2,193	101,339
NiSource Inc.	13,297	172,329
Northwest Natural Gas Co.	1,230	62,582
Piedmont Natural Gas Co.	3,480	114,562
Sempra Energy	11,083	472,025
Southern Union Co.	5,065	87,219
Southwest Gas Corp.	2,049	53,520
UGI Corp.	5,108	121,928
Vectren Corp.	3,992	100,598
WGL Holdings Inc.	2,484	79,960

		1,768,577

HAND & MACHINE TOOLS – 0.13%
Baldor Electric Co.	2,003	35,173
Black & Decker Corp. (The)	2,891	146,342
Kennametal Inc.	3,640	77,241
Lincoln Electric Holdings Inc.	1,956	84,401
Regal Beloit Corp.	1,494	48,645

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
Snap-On Inc.	2,862	$105,751
Stanley Works (The)	3,703	121,236

		618,789

HEALTH CARE - PRODUCTS – 4.29%
Advanced Medical Optics Inc.[a]	2,909	17,949
Alcon Inc.	3,685	324,722
American Medical Systems Holdings Inc.[a]	3,289	35,587
ArthroCare Corp.[a,b]	1,271	26,411
Baxter International Inc.	30,913	1,869,927
Beckman Coulter Inc.	3,052	152,356
Becton, Dickinson and Co.	11,154	774,088
Boston Scientific Corp.[a]	72,249	652,408
C.R. Bard Inc.	4,842	427,306
Cepheid Inc.[a]	2,645	31,396
Cooper Companies Inc. (The)	2,077	34,229
Covidien Ltd.	24,009	1,063,359
Datascope Corp.	638	32,008
DENTSPLY International Inc.	6,853	208,194
Edwards Lifesciences Corp.[a]	2,630	138,969
Gen-Probe Inc.[a]	2,669	125,603
Haemonetics Corp.[a]	1,224	72,289
Henry Schein Inc.[a]	4,396	205,777
Hill-Rom Holdings Inc.	3,007	68,439
Hologic Inc.[a]	12,230	149,695
IDEXX Laboratories Inc.[a]	2,815	99,060
Immucor Inc.[a]	3,414	90,642
Intuitive Surgical Inc.[a]	1,866	322,426
Invacare Corp.	1,472	26,776
Inverness Medical Innovations Inc.[a]	3,870	74,110
Johnson & Johnson	135,878	8,334,757
Kinetic Concepts Inc.[a,b]	2,451	59,339
Masimo Corp.[a]	2,285	73,097
Medtronic Inc.	54,689	2,205,607
Mentor Corp.	1,637	27,665
NuVasive Inc.[a]	1,709	80,477
Patterson Companies Inc.[a]	5,517	139,746
PSS World Medical Inc.[a]	3,138	56,923
ResMed Inc.[a]	3,809	130,496
St. Jude Medical Inc.[a]	16,547	629,282
Steris Corp.	2,860	97,354
Stryker Corp.	15,215	813,394

Security	Shares	Value
TECHNE Corp.	1,948	$134,451
Varian Medical Systems Inc.[a]	6,137	279,295
West Pharmaceutical Services Inc.	1,480	59,082
Zimmer Holdings Inc.[a]	10,984	509,987

		20,654,678

HEALTH CARE - SERVICES – 1.15%
Aetna Inc.	22,929	570,244
Amedisys Inc.[a]	1,284	72,430
AMERIGROUP Corp.[a]	2,654	66,350
Brookdale Senior Living Inc.[b]	1,925	16,593
Centene Corp.[a]	2,029	38,226
Community Health Systems Inc.[a]	4,718	96,719
Covance Inc.[a]	3,062	153,100
Coventry Health Care Inc.[a]	7,191	94,849
DaVita Inc.[a]	5,052	286,701
Health Management Associates Inc. Class Aa	11,712	24,595
Health Net Inc.[a]	5,359	69,024
HealthSouth Corp.[a]	4,351	54,562
Healthways Inc.[a]	1,638	16,544
Humana Inc.[a]	8,186	242,224
Laboratory Corp. of America Holdings[a]	5,344	328,603
LifePoint Hospitals Inc.[a,b]	2,601	62,346
Lincare Holdings Inc.[a]	3,528	92,963
Magellan Health Services Inc.[a]	1,879	69,410
Odyssey Healthcare Inc.[a]	1,607	15,411
Pediatrix Medical Group Inc.[a]	2,267	87,620
Psychiatric Solutions Inc.[a]	2,476	82,426
Quest Diagnostics Inc.	7,288	341,078
Sunrise Senior Living Inc.[a]	1,985	5,995
Tenet Healthcare Corp.[a]	22,500	98,550
UnitedHealth Group Inc.	59,643	1,415,328
Universal Health Services Inc. Class B	2,223	93,455
WellCare Health Plans Inc.[a]	2,024	48,920
WellPoint Inc.[a]	25,036	973,149

		5,517,415

HOLDING COMPANIES - DIVERSIFIED – 0.07%
Leucadia National Corp.	8,372	224,704
Walter Industries Inc.	2,718	105,322

		330,026

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
HOME BUILDERS – 0.17%
Centex Corp.	6,121	$74,982
Champion Enterprises Inc.[a]	3,611	6,753
D.R. Horton Inc.	13,402	98,907
Hovnanian Enterprises Inc. Class Aa,b	3,203	13,741
KB Home	3,106	51,839
Lennar Corp. Class A	6,573	50,875
M.D.C. Holdings Inc.	1,717	57,743
NVR Inc.[a,b]	239	117,160
Pulte Homes Inc.	10,265	114,352
Ryland Group Inc.	2,196	41,263
Thor Industries Inc.[b]	2,108	37,733
Toll Brothers Inc.[a]	6,197	143,275
Winnebago Industries Inc.[b]	1,083	6,433

		815,056

HOME FURNISHINGS – 0.06%
Ethan Allen Interiors Inc.	1,291	23,096
Furniture Brands International Inc.	1,978	11,255
Harman International Industries Inc.	2,674	49,121
La-Z-Boy Inc.	2,430	14,045
Tempur-Pedic International Inc.[b]	3,668	28,647
Whirlpool Corp.	3,601	167,987

		294,151

HOUSEHOLD PRODUCTS & WARES – 0.53%
ACCO Brands Corp.[a]	2,591	7,307
American Greetings Corp. Class A	2,208	25,789
Avery Dennison Corp.	4,502	157,660
Blyth Inc.	1,390	11,954
Church & Dwight Co. Inc.	3,258	192,515
Clorox Co. (The)	6,690	406,819
Fortune Brands Inc.	7,308	278,727
Fossil Inc.[a]	2,514	45,629
Jarden Corp.[a]	3,269	58,188
Kimberly-Clark Corp.	20,156	1,235,361
Scotts Miracle-Gro Co. (The) Class A	1,992	52,031
Tupperware Brands Corp.	2,858	72,307
WD-40 Co.	645	18,769

		2,563,056

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	13,670	187,962
Toro Co. (The)	1,887	63,479

		251,441

Security	Shares	Value
INSURANCE – 3.04%
ACE Ltd.	16,178	$927,970
Aflac Inc.	23,098	1,022,779
Alleghany Corp.[a]	288	81,216
Allied World Assurance Holdings Ltd.	1,707	54,743
Allstate Corp. (The)	26,351	695,403
Ambac Financial Group Inc.[b]	13,263	35,545
American Financial Group Inc.	3,590	81,601
American International Group Inc.	113,087	215,996
American National Insurance Co.	779	53,190
Aon Corp.	11,880	502,524
Arch Capital Group Ltd.[a]	2,420	168,795
Arthur J. Gallagher & Co.	4,319	105,211
Aspen Insurance Holdings Ltd.	3,488	80,084
Assurant Inc.	4,881	124,368
Assured Guaranty Ltd.[b]	3,134	35,195
Axis Capital Holdings Ltd.	7,261	206,793
Brown & Brown Inc.	5,327	109,310
Chubb Corp.	17,564	910,166
CIGNA Corp.	13,259	216,122
Cincinnati Financial Corp.	7,372	191,598
Conseco Inc.[a]	8,295	15,429
Delphi Financial Group Inc. Class A	2,090	32,918
Endurance Specialty Holdings Ltd.	2,642	79,894
Erie Indemnity Co. Class A	1,552	57,719
Everest Re Group Ltd.	2,815	210,280
Fidelity National Financial Inc.	10,337	93,136
First American Corp.[b]	4,052	82,701
Genworth Financial Inc. Class A	21,388	103,518
Hanover Insurance Group Inc. (The)	2,487	97,615
Hartford Financial Services Group Inc. (The)	14,639	151,074
HCC Insurance Holdings Inc.	5,574	122,962
Horace Mann Educators Corp.	1,844	14,678
IPC Holdings Ltd.	2,379	65,684
Lincoln National Corp.	12,628	217,707
Loews Corp.	17,181	570,581
Markel Corp.[a]	473	165,947
Marsh & McLennan Companies Inc.	24,742	725,435
Max Capital Group Ltd.	2,376	37,897
MBIA Inc.[b]	10,945	107,589
Mercury General Corp.	1,226	62,980

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
MetLife Inc.	23,553	$782,431
MGIC Investment Corp.[b]	6,106	23,691
Montpelier Re Holdings Ltd.	4,127	59,057
Nationwide Financial Services Inc. Class A	2,189	103,562
Old Republic International Corp.	11,266	103,760
PartnerRe Ltd.	2,635	178,363
Philadelphia Consolidated Holding Corp.[a]	2,930	171,376
Phoenix Companies Inc. (The)	4,988	32,272
Platinum Underwriters Holdings Ltd.	2,281	72,399
Principal Financial Group Inc.	11,741	222,962
ProAssurance Corp.[a]	1,452	79,787
Progressive Corp. (The)	31,014	442,570
Protective Life Corp.	3,271	27,313
Prudential Financial Inc.	20,645	619,350
Reinsurance Group of America Inc.	1,374	51,305
RenaissanceRe Holdings Ltd.	2,977	136,644
RLI Corp.	1,031	59,169
Selective Insurance Group Inc.	2,448	58,140
StanCorp Financial Group Inc.	2,283	77,805
Torchmark Corp.	4,305	179,820
Transatlantic Holdings Inc.	1,256	53,820
Travelers Companies Inc. (The)	28,798	1,225,355
Unitrin Inc.	2,411	50,631
Unum Group	16,708	263,151
W.R. Berkley Corp.	7,210	189,407
White Mountains Insurance Group Ltd.	374	128,843
Willis Group Holdings Ltd.	8,610	225,926
XL Capital Ltd. Class A	15,216	147,595
Zenith National Insurance Corp.	1,768	58,096

		14,658,953

INTERNET – 1.88%
Akamai Technologies Inc.[a]	7,942	114,206
Amazon.com Inc.[a]	14,952	855,852
Ariba Inc.[a]	4,024	43,057
Avocent Corp.[a]	2,269	34,080
Check Point Software Technologies Ltd.[a]	8,225	166,309
Digital River Inc.[a]	1,788	44,307
EarthLink Inc.[a]	5,917	40,827

Security	Shares	Value
eBay Inc.[a]	54,280	$828,856
Equinix Inc.[a,b]	1,510	94,254
Expedia Inc.[a]	9,868	93,845
F5 Networks Inc.[a]	3,885	96,426
Google Inc. Class Aa	11,588	4,164,264
HLTH Corp.[a]	8,811	73,043
IAC/InterActiveCorp.[a]	3,064	51,353
InfoSpace Inc.	1,822	15,615
Interwoven Inc.[a]	2,756	34,753
j2 Global Communications Inc.[a]	2,364	38,108
Liberty Media Corp. - Liberty Interactive Group Series Aa	27,521	134,302
McAfee Inc.[a]	7,390	240,544
NetFlix Inc.[a,b]	2,269	56,180
NutriSystem Inc.[b]	1,492	21,112
Priceline.com Inc.[a]	1,661	87,418
RealNetworks Inc.[a]	5,135	21,978
S1 Corp.[a]	3,068	19,236
SonicWALL Inc.[a]	2,471	11,070
Symantec Corp.[a]	41,081	516,799
TIBCO Software Inc.[a]	9,172	47,236
United Online Inc.	4,011	29,681
ValueClick Inc.[a]	4,745	35,113
VeriSign Inc.[a]	9,445	200,234
Websense Inc.[a]	2,195	42,846
Yahoo! Inc.[a]	62,646	803,122

		9,056,026

IRON & STEEL – 0.29%
AK Steel Holding Corp.	5,465	76,073
Allegheny Technologies Inc.	4,570	121,288
Carpenter Technology Corp.	2,294	41,521
Cliffs Natural Resources Inc.	5,222	140,942
Nucor Corp.	13,853	561,185
Reliance Steel & Aluminum Co.	3,196	80,028
Schnitzer Steel Industries Inc. Class A	1,043	28,088
Steel Dynamics Inc.	9,876	117,722
United States Steel Corp.	5,728	211,249

		1,378,096

LEISURE TIME – 0.23%
Brunswick Corp.	4,479	15,542
Callaway Golf Co.	3,192	33,388

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
Carnival Corp.	20,485	$520,319
Harley-Davidson Inc.	11,508	281,716
Interval Leisure Group Inc.[a]	1,949	14,150
Life Time Fitness Inc.[a,b]	1,846	35,148
Polaris Industries Inc.[b]	1,550	52,188
Royal Caribbean Cruises Ltd.	6,398	86,757
WMS Industries Inc.[a]	2,244	56,100

		1,095,308

LODGING – 0.21%
Boyd Gaming Corp.	2,661	18,095
Choice Hotels International Inc.[b]	1,566	42,814
Gaylord Entertainment Co.[a,b]	2,012	43,077
Las Vegas Sands Corp.[a,b]	5,087	72,185
Marriott International Inc. Class A	14,915	311,276
MGM MIRAGE[a,b]	4,528	74,531
Orient-Express Hotels Ltd. Class A	1,968	24,206
Starwood Hotels & Resorts Worldwide Inc.	8,381	188,908
Wyndham Worldwide Corp.	8,682	71,106
Wynn Resorts Ltd.[b]	2,815	170,026

		1,016,224

MACHINERY – 0.75%
AGCO Corp.[a]	4,480	141,210
Albany International Corp. Class A	1,212	17,647
Astec Industries Inc.[a,b]	952	24,200
Briggs & Stratton Corp.	2,307	36,358
Bucyrus International Inc.	3,533	85,251
Caterpillar Inc.	29,589	1,129,412
Chart Industries Inc.[a]	1,383	18,836
Cognex Corp.	1,844	29,541
Cummins Inc.	8,904	230,168
Deere & Co.	20,946	807,678
Flowserve Corp.	2,775	157,953
Gardner Denver Inc.[a]	2,600	66,612
Graco Inc.	3,010	74,437
IDEX Corp.	4,099	95,015
Intermec Inc.[a]	2,284	29,623
Joy Global Inc.	5,177	150,029
Manitowoc Co. Inc. (The)	6,154	60,555
Nordson Corp.	1,442	53,253
Rockwell Automation Inc.	6,380	176,535
Terex Corp.[a]	4,580	76,440

Security	Shares	Value
Wabtec Corp.	2,309	$91,806
Zebra Technologies Corp. Class Aa	3,258	65,942

		3,618,501
MANUFACTURING – 3.87%
Actuant Corp. Class A	2,816	50,491
Acuity Brands Inc.	1,976	69,081
AptarGroup Inc.	3,042	92,233
Brink’s Co. (The)	1,992	96,592
Carlisle Companies Inc.	2,854	66,355
Ceradyne Inc.[a]	1,220	28,670
CLARCOR Inc.	2,402	85,007
Cooper Industries Ltd.	8,492	262,827
Crane Co.	2,404	39,353
Danaher Corp.	11,964	708,747
Donaldson Co. Inc.	3,322	116,768
Dover Corp.	9,254	294,000
Eastman Kodak Co.	14,210	130,448
Eaton Corp.	7,973	355,596
ESCO Technologies Inc.[a]	1,277	44,056
General Electric Co.	486,097	9,483,752
Harsco Corp.	4,051	95,887
Hexcel Corp.[a]	4,854	64,073
Honeywell International Inc.	33,197	1,010,849
Illinois Tool Works Inc.	21,630	722,226
Ingersoll-Rand Co. Ltd. Class A	15,375	283,669
ITT Industries Inc.	8,816	392,312
Lancaster Colony Corp.	1,071	33,779
Leggett & Platt Inc.	7,706	133,776
Matthews International Corp. Class A	1,477	65,919
Pall Corp.	6,103	161,180
Parker Hannifin Corp.	8,113	314,541
Pentair Inc.	4,915	135,851
Roper Industries Inc.	4,375	198,406
SPX Corp.	2,616	101,344
Teleflex Inc.	2,009	106,457
Textron Inc.	12,119	214,506
3M Co.	31,216	2,007,189
Tredegar Corp.	1,225	18,032
Trinity Industries Inc.	3,882	65,528
Tyco International Ltd.	22,983	581,010

		18,630,510

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
MEDIA – 2.31%
Belo Corp. Class A	4,508	$9,602
Cablevision Systems Corp.	11,255	199,551
CBS Corp. Class B	28,427	276,026
Charter Communications Inc. Class Aa,b	22,658	9,970
Comcast Corp. Class A	93,019	1,465,979
Comcast Corp. Class A Special	41,410	638,542
CTC Media Inc.[a]	2,240	16,576
DIRECTV Group Inc. (The)[a,b]	28,146	616,116
Discovery Communications Inc. Class Aa	6,398	87,269
Discovery Communications Inc. Class Ca	6,479	86,300
Dish Network Corp. Class Aa	10,188	160,359
Gannett Co. Inc.	11,192	123,112
Idearc Inc.[b]	7,405	2,814
John Wiley & Sons Inc. Class A	2,324	80,829
Liberty Global Inc. Series Aa	7,230	119,223
Liberty Global Inc. Series Ca,b	7,463	120,602
Liberty Media Corp. - Liberty Capital Group Series Aa	5,057	34,438
Liberty Media Corp. - Liberty Entertainment Group Series Aa	24,056	387,302
McClatchy Co. (The) Class Ab	2,561	7,862
McGraw-Hill Companies Inc. (The)	15,556	417,523
Meredith Corp.	1,879	36,396
New York Times Co. (The) Class Ab	5,780	57,800
News Corp. Class A	88,109	937,480
News Corp. Class B	21,130	224,401
Scholastic Corp.	1,625	30,176
Scripps Networks Interactive Inc. Class A	4,312	122,461
Sinclair Broadcast Group Inc. Class A	3,082	9,955
Sirius XM Radio Inc.[a]	154,722	52,296
Time Warner Cable Inc. Class Aa	7,542	147,672
Time Warner Inc.	174,479	1,760,493
Viacom Inc. Class Aa	555	11,905
Viacom Inc. Class Ba	27,273	551,460
Walt Disney Co. (The)	85,644	2,218,180
Washington Post Co. (The) Class B	276	117,797

		11,138,467

Security	Shares	Value
METAL FABRICATE & HARDWARE – 0.16%
Commercial Metals Co.	5,511	$61,172
Kaydon Corp.	1,389	46,406
Mueller Industries Inc.	1,771	40,503
Mueller Water Products Inc. Class B	4,500	29,610
Precision Castparts Corp.	6,800	440,708
Timken Co. (The)	3,892	61,805
Valmont Industries Inc.	865	47,385
Worthington Industries Inc.	3,419	41,267

		768,856

MINING – 0.46%
Alcoa Inc.	39,531	455,002
Century Aluminum Co.[a]	1,589	19,974
Coeur d’Alene Mines Corp.[a,b]	28,181	20,290
Compass Minerals International Inc.	1,578	86,680
Freeport-McMoRan Copper & Gold Inc.	18,509	538,612
Hecla Mining Co.[a,b]	7,986	19,885
Kaiser Aluminum Corp.	687	23,056
Newmont Mining Corp.	20,940	551,560
RTI International Metals Inc.[a]	1,097	17,322
Southern Copper Corp.	10,749	156,505
Stillwater Mining Co.[a]	2,491	9,864
Titanium Metals Corp.	4,878	45,414
USEC Inc.[a,b]	5,139	21,224
Vulcan Materials Co.	4,439	240,949

		2,206,337

OFFICE & BUSINESS EQUIPMENT – 0.13%
IKON Office Solutions Inc.	3,228	55,618
Pitney Bowes Inc.	10,084	249,882
Xerox Corp.	42,502	340,866

		646,366

OFFICE FURNISHINGS – 0.03%
Herman Miller Inc.	2,605	57,310
HNI Corp.[b]	1,691	30,979
Interface Inc. Class A	2,262	15,947
Steelcase Inc. Class Ab	3,315	30,830

		135,066

OIL & GAS – 10.13%
Anadarko Petroleum Corp.	22,764	803,569
Apache Corp.	16,170	1,331,276

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
Arena Resources Inc.[a]	1,811	$55,199
Atlas America Inc.	1,777	40,711
Atwood Oceanics Inc.[a]	2,589	71,146
Berry Petroleum Co. Class A	1,928	44,922
Bill Barrett Corp.[a]	1,604	32,722
Cabot Oil & Gas Corp.	5,034	141,304
Carrizo Oil & Gas Inc.[a]	1,309	30,618
Chesapeake Energy Corp.	26,314	578,119
Chevron Corp.	99,906	7,452,988
Cimarex Energy Co.	3,998	161,759
Comstock Resources Inc.[a]	2,160	106,747
Concho Resources Inc.[a]	3,054	64,898
ConocoPhillips	68,402	3,558,272
Continental Resources Inc.[a]	1,403	45,443
Crosstex Energy Inc.	2,244	22,911
Delta Petroleum Corp.[a,b]	3,204	30,118
Denbury Resources Inc.[a]	11,879	150,982
Devon Energy Corp.	20,410	1,650,353
Diamond Offshore Drilling Inc.	3,181	282,473
Encore Acquisition Co.[a]	2,431	75,726
ENSCO International Inc.	7,024	266,982
EOG Resources Inc.	11,995	970,635
EXCO Resources Inc.[a]	8,323	76,488
Exxon Mobil Corp.	252,661	18,727,231
Forest Oil Corp.[a]	4,010	117,132
Frontier Oil Corp.	5,230	69,088
Goodrich Petroleum Corp.[a]	1,286	35,699
Grey Wolf Inc.[a,b]	8,743	56,130
Helmerich & Payne Inc.	4,759	163,281
Hess Corp.	14,092	848,479
Holly Corp.	2,116	41,537
Marathon Oil Corp.	34,523	1,004,619
Mariner Energy Inc.[a]	3,827	55,071
Murphy Oil Corp.	9,205	466,141
Nabors Industries Ltd.[a]	13,667	196,531
Newfield Exploration Co.[a]	6,445	148,106
Noble Corp.	13,039	419,986
Noble Energy Inc.	8,289	429,536
Occidental Petroleum Corp.	40,102	2,227,265
Parker Drilling Co.[a]	5,647	28,913
Patterson-UTI Energy Inc.	7,536	100,003
Penn Virginia Corp.	1,980	73,597

Security	Shares	Value
Petrohawk Energy Corp.[a]	11,988	$227,173
Pioneer Natural Resources Co.	5,750	160,022
Plains Exploration & Production Co.[a]	5,340	150,588
Pride International Inc.[a]	8,404	157,911
Quicksilver Resources Inc.[a]	5,308	55,575
Range Resources Corp.	7,554	318,930
Rowan Companies Inc.	5,472	99,262
SandRidge Energy Inc.[a]	4,561	48,803
Southwestern Energy Co.[a]	16,559	589,832
St. Mary Land & Exploration Co.	3,016	75,068
Stone Energy Corp.[a]	1,674	50,789
Sunoco Inc.	5,771	176,016
Swift Energy Co.[a]	1,427	45,778
Tesoro Corp.	6,577	63,600
Transocean Inc.[a]	15,348	1,263,601
Ultra Petroleum Corp.[a]	7,331	341,258
Unit Corp.[a]	2,252	84,540
Valero Energy Corp.	25,362	521,950
W&T Offshore Inc.	1,348	25,841
Whiting Petroleum Corp.[a]	2,088	108,555
XTO Energy Inc.	26,678	959,074

		48,778,872

OIL & GAS SERVICES – 1.55%
Baker Hughes Inc.	15,014	524,739
BJ Services Co.	14,532	186,736
Cameron International Corp.[a]	10,630	257,884
Complete Production Services Inc.[a]	2,380	29,488
Core Laboratories NV	1,097	80,849
Dresser-Rand Group Inc.[a]	4,087	91,549
Dril-Quip Inc.[a]	1,492	36,852
Exterran Holdings Inc.[a]	3,144	70,457
FMC Technologies Inc.[a]	6,174	216,028
Global Industries Ltd.[a]	3,895	9,932
Halliburton Co.	42,857	848,140
Helix Energy Solutions Group Inc.[a]	3,999	42,229
Hercules Offshore Inc.[a]	4,143	30,202
ION Geophysical Corp.[a]	4,284	28,103
Key Energy Services Inc.[a]	6,261	38,818
National Oilwell Varco Inc.[a]	20,020	598,398
Newpark Resources Inc.[a]	3,828	22,011
Oceaneering International Inc.[a]	2,688	75,721
Oil States International Inc.[a]	2,425	56,090

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
Schlumberger Ltd.	58,014	$2,996,423
SEACOR Holdings Inc.[a]	1,040	69,857
Smith International Inc.	10,529	363,040
Superior Energy Services Inc.[a]	3,839	81,847
Tetra Technologies Inc.[a]	3,396	23,636
Tidewater Inc.	2,491	108,633
Weatherford International Ltd.[a]	33,098	558,694

		7,446,356

PACKAGING & CONTAINERS – 0.24%
Ball Corp.	4,682	160,124
Bemis Co. Inc.	4,864	120,822
Crown Holdings Inc.[a]	7,565	152,662
Greif Inc. Class A	1,162	47,154
Owens-Illinois Inc.[a]	7,936	181,576
Packaging Corp. of America	5,359	90,192
Pactiv Corp.[a]	6,471	152,457
Sealed Air Corp.	7,685	130,030
Sonoco Products Co.	4,773	120,184

		1,155,201

PHARMACEUTICALS – 5.92%
Abbott Laboratories	74,827	4,126,709
Alkermes Inc.[a]	4,700	46,436
Allergan Inc.	14,930	592,273
Alpharma Inc. Class Aa,b	2,032	63,622
AmerisourceBergen Corp.	7,720	241,404
Amylin Pharmaceuticals Inc.[a,b]	6,765	69,071
Auxilium Pharmaceuticals Inc.[a]	1,881	36,962
Barr Pharmaceuticals Inc.[a]	5,329	342,442
BioMarin Pharmaceutical Inc.[a,b]	4,976	91,160
Bristol-Myers Squibb Co.	96,061	1,974,054
Cardinal Health Inc.	17,322	661,700
Cephalon Inc.[a]	3,280	235,242
Cubist Pharmaceuticals Inc.[a]	2,713	68,883
CV Therapeutics Inc.[a,b]	2,724	25,415
Eli Lilly and Co.	47,237	1,597,555
Endo Pharmaceuticals Holdings Inc.[a]	5,146	95,201
Express Scripts Inc.[a]	10,137	614,404
Forest Laboratories Inc.[a]	14,719	341,922
Gilead Sciences Inc.[a]	44,896	2,058,482
Herbalife Ltd.	3,083	75,318
Hospira Inc.[a]	7,693	214,019
ImClone Systems Inc.[a]	3,043	209,237

Security	Shares	Value
Isis Pharmaceuticals Inc.[a]	4,322	$60,767
King Pharmaceuticals Inc.[a]	11,903	104,627
Medarex Inc.[a]	6,110	42,953
Medco Health Solutions Inc.[a]	24,566	932,280
Medicines Co. (The)[a]	2,450	42,704
Medicis Pharmaceutical Corp. Class A	2,708	38,643
Merck & Co. Inc.	104,493	3,234,058
Mylan Inc.[a,b]	15,026	128,773
NBTY Inc.[a]	2,728	63,753
Omnicare Inc.	5,319	146,645
Onyx Pharmaceuticals Inc.[a]	2,819	76,057
OSI Pharmaceuticals Inc.[a]	2,830	107,399
Par Pharmaceutical Companies Inc.[a]	1,612	16,120
Perrigo Co.	3,754	127,636
Pfizer Inc.	327,792	5,805,196
PharMerica Corp.[a]	1,397	28,680
Schering-Plough Corp.	78,559	1,138,320
Sepracor Inc.[a]	5,362	71,422
Theravance Inc.[a]	2,622	17,777
United Therapeutics Corp.[a]	1,099	95,866
Valeant Pharmaceuticals International[a,b]	3,612	67,797
VCA Antech Inc.[a]	4,041	73,142
Warner Chilcott Ltd. Class Aa	4,101	56,881
Watson Pharmaceuticals Inc.[a]	5,130	134,252
Wyeth	65,019	2,092,311

		28,485,570

PIPELINES – 0.47%
El Paso Corp.	34,334	333,040
Equitable Resources Inc.	6,281	218,014
National Fuel Gas Co.	3,274	118,486
ONEOK Inc.	4,815	153,599
Questar Corp.	8,343	287,500
Spectra Energy Corp.	29,911	578,180
Williams Companies Inc. (The)	27,967	586,468

		2,275,287

REAL ESTATE – 0.08%
Brookfield Properties Corp.	10,134	102,252
CB Richard Ellis Group Inc. Class Aa	8,410	58,954
Forest City Enterprises Inc. Class A	3,098	36,835
Forestar Real Estate Group Inc.[a]	1,710	14,963

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
Jones Lang LaSalle Inc.	1,466	$48,261
St. Joe Co. (The)[a,b]	4,487	138,738

		400,003

REAL ESTATE INVESTMENT TRUSTS – 1.75%
Alexandria Real Estate Equities Inc.	1,585	110,189
AMB Property Corp.	4,904	117,843
Annaly Capital Management Inc.	26,502	368,378
Apartment Investment and Management Co. Class A	4,253	62,221
AvalonBay Communities Inc.	3,721	264,265
BioMed Realty Trust Inc.	3,582	50,327
Boston Properties Inc.	5,856	415,073
Brandywine Realty Trust	4,322	37,342
BRE Properties Inc. Class A	2,442	85,006
Camden Property Trust	2,592	87,376
CapitalSource Inc.	11,052	81,785
CBL & Associates Properties Inc.	2,938	27,118
Colonial Properties Trust	2,103	22,166
Corporate Office Properties Trust	2,425	75,393
Cousins Properties Inc.[b]	1,552	22,473
DCT Industrial Trust Inc.	8,894	43,847
Developers Diversified Realty Corp.	5,928	78,072
DiamondRock Hospitality Co.	4,571	23,678
Digital Realty Trust Inc.	3,278	109,747
Douglas Emmett Inc.	5,280	79,728
Duke Realty Corp.	7,024	99,109
Entertainment Properties Trust	1,497	56,063
Equity Lifestyle Properties Inc.	1,035	43,460
Equity Residential	13,131	458,666
Essex Property Trust Inc.	1,267	123,279
Federal Realty Investment Trust	2,916	178,663
FelCor Lodging Trust Inc.	1,980	5,960
First Industrial Realty Trust Inc.[b]	2,122	21,941
Franklin Street Properties Corp.	2,984	35,301
General Growth Properties Inc.	12,524	51,849
HCP Inc.	12,255	366,792
Health Care REIT Inc.	5,048	224,686
Healthcare Realty Trust Inc.	2,805	71,668
Highwoods Properties Inc.	2,534	62,894
Home Properties Inc.	1,503	60,856
Hospitality Properties Trust	4,233	42,965
Host Hotels & Resorts Inc.	25,849	267,279

Security	Shares	Value
HRPT Properties Trust	11,015	$39,764
iStar Financial Inc.[b]	6,928	7,344
Kilroy Realty Corp.	1,555	49,993
Kimco Realty Corp.	10,730	242,283
LaSalle Hotel Properties	2,112	29,737
Lexington Realty Trust	2,469	19,826
Liberty Property Trust	4,544	108,374
Macerich Co. (The)	3,627	106,706
Mack-Cali Realty Corp.	3,197	72,636
Maguire Properties Inc.[b]	2,030	7,207
Mid-America Apartment Communities Inc.	1,190	41,936
National Retail Properties Inc.	3,719	66,310
Nationwide Health Properties Inc.	4,711	140,576
Newcastle Investment Corp.[b]	3,102	12,563
Pennsylvania Real Estate Investment Trust	1,789	22,631
Post Properties Inc.	2,258	50,399
ProLogis	12,720	178,080
Public Storage	6,253	509,620
RAIT Financial Trust[b]	2,535	9,684
Realty Income Corp.[b]	4,853	112,201
Redwood Trust Inc.[b]	1,207	18,395
Regency Centers Corp.	3,436	135,585
Senior Housing Properties Trust	5,628	107,889
Simon Property Group Inc.	10,889	729,890
SL Green Realty Corp.	2,895	121,706
Strategic Hotels & Resorts Inc.	3,813	18,874
Sunstone Hotel Investors Inc.	2,281	14,941
Taubman Centers Inc.	2,572	85,442
UDR Inc.	6,118	120,892
Ventas Inc.	7,027	253,394
Vornado Realty Trust	7,073	499,000
Washington Real Estate Investment Trust	2,365	70,903
Weingarten Realty Investors[b]	3,799	77,690

		8,415,929

RETAIL – 5.98%
Abercrombie & Fitch Co. Class A	4,156	120,358
Advance Auto Parts Inc.	4,601	143,551
Aeropostale Inc.[a,b]	3,265	79,046
American Eagle Outfitters Inc.	8,763	97,445

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
AnnTaylor Stores Corp.[a]	2,858	$35,925
AutoNation Inc.[a,b]	5,447	37,421
AutoZone Inc.[a]	2,083	265,145
Barnes & Noble Inc.[b]	1,666	31,454
Bed Bath & Beyond Inc.[a]	12,643	325,810
Best Buy Co. Inc.	16,263	436,011
Big Lots Inc.[a,b]	3,911	95,546
BJ’s Wholesale Club Inc.[a,b]	2,800	98,560
Blockbuster Inc. Class Aa,b	4,127	6,273
Bob Evans Farms Inc.	1,640	34,243
Borders Group Inc.	1,889	6,404
Brinker International Inc.	5,018	46,667
Brown Shoe Co. Inc.	1,920	20,237
Burger King Holdings Inc.	4,455	88,565
CarMax Inc.[a,b]	9,801	104,087
Casey’s General Store Inc.	2,466	74,473
Cato Corp. Class A	1,221	18,950
CBRL Group Inc.[b]	1,014	20,199
CEC Entertainment Inc.[a]	1,095	28,120
Charming Shoppes Inc.[a]	5,296	5,826
Cheesecake Factory Inc. (The)[a]	3,051	26,849
Chico’s FAS Inc.[a]	8,184	27,826
Children’s Place Retail Stores Inc. (The)[a]	1,097	36,673
Chipotle Mexican Grill Inc. Class Aa,b	684	34,713
Chipotle Mexican Grill Inc. Class Ba	946	40,460
Christopher & Banks Corp.	1,631	8,514
Circuit City Stores Inc.	8,924	2,231
Collective Brands Inc.[a]	3,090	39,521
Copart Inc.[a,b]	3,015	105,224
Costco Wholesale Corp.	21,422	1,221,268
CVS Caremark Corp.	69,848	2,140,841
Darden Restaurants Inc.	6,378	141,400
Dick’s Sporting Goods Inc.[a,b]	4,133	63,318
Dillard’s Inc. Class Ab	3,112	16,587
DineEquity Inc.[b]	738	13,306
Dollar Tree Inc.[a]	4,354	165,539
Dress Barn Inc.[a]	2,173	20,774
Family Dollar Stores Inc.	6,315	169,937
Foot Locker Inc.	7,396	108,130
Fred’s Inc.	2,154	26,387

Security	Shares	Value
GameStop Corp. Class Aa	7,385	$202,275
Gap Inc. (The)	25,675	332,235
Genesco Inc.[a]	1,013	25,133
Group 1 Automotive Inc.	1,095	11,005
Home Depot Inc.	82,961	1,957,050
HSN Inc.[a]	1,949	11,986
Insight Enterprises Inc.[a]	2,052	19,966
J. Crew Group Inc.[a,b]	2,515	50,929
J.C. Penney Co. Inc.[b]	9,470	226,522
Jack in the Box Inc.[a]	2,695	54,170
Kohl’s Corp.[a]	14,148	497,019
Limited Brands Inc.	14,205	170,176
Lowe’s Companies Inc.	71,004	1,540,787
Macy’s Inc.	20,570	252,805
McDonald’s Corp.	55,146	3,194,608
Men’s Wearhouse Inc. (The)	2,242	34,280
MSC Industrial Direct Co. Inc. Class A	2,250	80,685
99 Cents Only Stores[a]	2,277	27,779
Nordstrom Inc.	8,196	148,266
Nu Skin Enterprises Inc. Class A	2,487	32,057
Office Depot Inc.[a]	13,324	47,966
OfficeMax Inc.	3,270	26,324
O’Reilly Automotive Inc.[a]	6,574	178,221
P.F. Chang’s China Bistro Inc.[a]	1,279	26,168
Pacific Sunwear of California Inc.[a]	3,538	12,100
Panera Bread Co. Class Aa,b	1,459	65,830
Papa John’s International Inc.[a]	1,413	31,877
Pep Boys-Manny, Moe & Jack (The)	3,233	15,583
PetSmart Inc.	6,172	121,527
Pier 1 Imports Inc.[a,b]	4,076	5,625
RadioShack Corp.	6,320	80,011
Regis Corp.	2,070	25,606
Rite Aid Corp.[a,b]	28,477	14,239
Ross Stores Inc.	6,579	215,068
Ruby Tuesday Inc.[a]	2,480	5,977
Saks Inc.[a,b]	5,677	34,062
Sally Beauty Co. Inc.[a]	3,689	18,740
Sears Holdings Corp.[a,b]	3,510	202,667
Sonic Corp.[a]	2,824	30,217
Staples Inc.	34,334	667,110
Starbucks Corp.[a]	35,509	466,233

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
Target Corp.	34,220	$1,372,906
Tiffany & Co.	6,065	166,484
TJX Companies Inc. (The)	20,381	545,396
Tractor Supply Co.[a]	1,608	66,828
Tween Brands Inc.[a]	1,016	8,656
Under Armour Inc. Class Aa,b	1,465	38,090
Urban Outfitters Inc.[a]	5,740	124,788
Walgreen Co.	48,100	1,224,626
Wal-Mart Stores Inc.	118,636	6,621,075
Wendy’s/Arby’s Group Inc. Class A	21,142	76,534
Williams-Sonoma Inc.	4,325	35,811
World Fuel Services Corp.	1,361	29,166
Yum! Brands Inc.	22,783	660,935
Zale Corp.[a,b]	1,720	29,343

		28,791,336

SAVINGS & LOANS – 0.27%
Astoria Financial Corp.	4,408	83,840
Dime Community Bancshares Inc.	1,559	26,035
First Niagara Financial Group Inc.	5,525	87,129
Guaranty Financial Group Inc.[a,b]	1,710	3,471
Hudson City Bancorp Inc.	23,343	439,082
New York Community Bancorp Inc.	16,588	259,768
NewAlliance Bancshares Inc.	5,412	74,686
People’s United Financial Inc.	8,443	147,753
Provident Financial Services Inc.	2,886	42,309
Sovereign Bancorp Inc.[a]	26,560	77,024
Washington Federal Inc.	4,524	79,713

		1,320,810

SEMICONDUCTORS – 2.31%
Actel Corp.[a]	1,218	14,726
Advanced Micro Devices Inc.[a]	26,807	93,825
Altera Corp.	14,496	251,506
Amkor Technology Inc.[a]	5,087	20,653
Analog Devices Inc.	14,123	301,667
Applied Materials Inc.	65,757	848,923
Applied Micro Circuits Corp.[a]	3,594	18,365
Atmel Corp.[a]	23,582	97,865
ATMI Inc.[a]	1,625	19,760
Axcelis Technologies Inc.[a]	4,494	1,977
Broadcom Corp. Class Aa	21,466	366,639
Brooks Automation Inc.[a]	2,440	16,714
Cabot Microelectronics Corp.[a]	1,265	36,343

Security	Shares	Value
Cirrus Logic Inc.[a]	3,487	$20,015
Cohu Inc.	819	11,581
Cree Inc.[a,b]	3,875	76,066
Cypress Semiconductor Corp.[a]	7,402	37,084
DSP Group Inc.[a]	1,231	7,755
Emulex Corp.[a]	3,896	37,012
Entegris Inc.[a,b]	5,485	14,755
Exar Corp.[a]	1,848	12,345
Fairchild Semiconductor International Inc. Class Aa	5,982	33,978
FormFactor Inc.[a]	2,738	47,696
Integrated Device Technology Inc.[a]	8,347	53,087
Intel Corp.	273,389	4,374,224
International Rectifier Corp.[a]	3,454	53,330
Intersil Corp. Class A	6,140	84,057
KLA-Tencor Corp.	8,487	197,323
Kulicke and Soffa Industries Inc.[a]	2,244	6,597
Lam Research Corp.[a]	6,181	138,207
Lattice Semiconductor Corp.[a]	5,719	10,752
Linear Technology Corp.	10,006	226,936
LSI Corp.[a]	30,509	117,460
Marvell Technology Group Ltd.[a]	22,917	159,502
MEMC Electronic Materials Inc.[a]	10,926	200,820
Micrel Inc.	3,000	22,050
Microchip Technology Inc.	9,038	222,606
Micron Technology Inc.[a]	36,941	173,992
Microsemi Corp.[a]	3,274	71,177
National Semiconductor Corp.	11,181	147,254
Novellus Systems Inc.[a]	4,780	75,524
NVIDIA Corp.[a]	26,561	232,674
OmniVision Technologies Inc.[a]	2,408	19,481
ON Semiconductor Corp.[a]	19,089	97,545
PMC-Sierra Inc.[a]	11,000	51,480
QLogic Corp.[a]	6,338	76,183
Rambus Inc.[a]	5,080	46,482
Semtech Corp.[a]	3,140	38,057
Silicon Image Inc.[a]	3,468	15,849
Silicon Laboratories Inc.[a]	2,189	56,826
Skyworks Solutions Inc.[a]	7,769	55,393
Teradyne Inc.[a]	7,755	39,551
Tessera Technologies Inc.[a]	2,193	37,895
Texas Instruments Inc.	63,689	1,245,757

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
TriQuint Semiconductor Inc.[a]	7,891	$35,352
Varian Semiconductor Equipment Associates Inc.[a]	3,501	68,690
Veeco Instruments Inc.[a]	1,230	9,520
Xilinx Inc.	13,384	246,533
Zoran Corp.[a]	2,280	18,559

		11,113,975

SOFTWARE – 4.14%
ACI Worldwide Inc.[a]	1,601	21,934
Activision Blizzard Inc.[a]	28,936	360,543
Acxiom Corp.	3,274	25,734
Adobe Systems Inc.[a]	25,828	688,058
Advent Software Inc.[a]	824	15,442
ANSYS Inc.[a]	4,212	120,590
Autodesk Inc.[a]	10,879	231,831
Automatic Data Processing Inc.	25,315	884,759
Avid Technology Inc.[a]	1,473	21,845
BMC Software Inc.[a]	9,244	238,680
Broadridge Financial Solutions Inc.	6,675	80,768
CA Inc.	19,995	355,911
Cerner Corp.[a]	3,097	115,301
Citrix Systems Inc.[a]	9,100	234,507
Compuware Corp.[a]	12,562	80,146
CSG Systems International Inc.[a]	1,670	27,772
Dun & Bradstreet Corp. (The)	2,729	201,100
Electronic Arts Inc.[a]	15,446	351,860
Fair Isaac Corp.	2,408	37,541
Fidelity National Information Services Inc.	9,374	141,454
Fiserv Inc.[a]	7,976	266,079
Global Payments Inc.	3,901	158,030
IMS Health Inc.	8,829	126,608
Informatica Corp.[a]	4,050	56,903
Intuit Inc.[a]	14,297	358,283
JDA Software Group Inc.[a]	1,462	20,877
MasterCard Inc. Class A	3,899	576,350
Metavante Technologies Inc.[a]	4,285	71,859
Microsoft Corp.	395,305	8,827,161
MSCI Inc. Class Aa	3,386	58,375
Novell Inc.[a]	17,414	81,149
Nuance Communications Inc.[a]	8,713	79,724
Omniture Inc.[a]	3,472	39,928

Security	Shares	Value
Oracle Corp.[a]	191,124	$3,495,658
Parametric Technology Corp.[a]	5,885	76,446
Paychex Inc.	15,679	447,479
Progress Software Corp.[a]	1,889	43,334
Quest Software Inc.[a]	3,240	42,930
Red Hat Inc.[a]	9,265	123,317
Salesforce.com Inc.[a]	4,922	152,385
SEI Investments Co.	6,806	120,330
Solera Holdings Inc.[a]	2,627	65,386
Sybase Inc.[a]	3,735	99,463
Take-Two Interactive Software Inc.	3,707	43,965
THQ Inc.[a]	3,184	23,721
Total System Services Inc.	9,546	131,162
Trident Microsystems Inc.[a]	2,847	5,153
VeriFone Holdings Inc.[a,b]	3,184	36,170
VMware Inc. Class Aa,b	2,106	65,286
Wind River Systems Inc.[a]	3,294	28,790

		19,958,077

TELECOMMUNICATIONS – 5.51%
Adaptec Inc.[a]	5,486	17,610
ADC Telecommunications Inc.[a,b]	5,179	32,835
ADTRAN Inc.	3,133	47,622
Amdocs Ltd.[a]	9,233	208,296
American Tower Corp. Class Aa	19,238	621,580
Anixter International Inc.[a,b]	1,475	49,575
ARRIS Group Inc.[a]	5,890	40,700
AT&T Inc.	288,904	7,733,960
Atheros Communications Inc.[a]	2,844	51,107
Black Box Corp.	835	25,392
CenturyTel Inc.	4,895	122,913
Ciena Corp.[a]	4,362	41,919
Cincinnati Bell Inc.[a]	11,478	27,432
Cisco Systems Inc.[a]	289,864	5,150,883
CommScope Inc.[a]	3,408	50,132
Corning Inc.	75,948	822,517
Crown Castle International Corp.[a]	11,879	251,478
EchoStar Corp.[a]	1,959	38,044
Embarq Corp.	6,935	208,050
Extreme Networks Inc.[a]	5,521	10,159
Finisar Corp.[a]	22,480	13,713
Foundry Networks Inc.[a]	6,616	98,248
Frontier Communications Corp.	15,314	116,540

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
Harmonic Inc.[a]	5,018	$35,678
Harris Corp.	6,577	236,443
InterDigital Inc.[a]	2,020	43,996
JDS Uniphase Corp.[a]	10,340	56,456
Juniper Networks Inc.[a]	26,497	496,554
Leap Wireless International Inc.[a]	2,516	70,549
Level 3 Communications Inc.[a,b]	75,647	79,429
MetroPCS Communications Inc.[a,b]	9,025	124,004
Motorola Inc.	102,198	548,803
NeuStar Inc. Class Aa	3,748	73,836
Newport Corp.[a]	1,840	13,230
NII Holdings Inc. Class Ba	7,956	204,947
Plantronics Inc.	2,262	32,663
Polycom Inc.[a]	4,352	91,436
Powerwave Technologies Inc.[a]	5,669	5,386
QUALCOMM Inc.	79,889	3,056,553
Qwest Communications International Inc.	68,523	195,976
RCN Corp.[a]	2,229	14,377
RF Micro Devices Inc.[a]	12,936	25,743
SAVVIS Inc.[a]	2,081	17,897
SBA Communications Corp.[a,b]	4,814	101,046
Sonus Networks Inc.[a]	12,804	28,297
Sprint Nextel Corp.	134,859	422,109
Sycamore Networks Inc.[a]	9,022	30,133
Tekelec[a]	2,840	36,040
TeleCorp PCS Inc. Escrow[c]	1,292	–
Telephone and Data Systems Inc.	2,497	67,044
Telephone and Data Systems Inc. Special	2,505	68,637
Tellabs Inc.[a]	18,225	77,274
3Com Corp.[a]	21,766	59,421
tw telecom inc.[a]	7,517	53,220
United States Cellular Corp.[a]	748	28,656
Verizon Communications Inc.	139,085	4,126,652
Virgin Media Inc.	14,455	83,261
Windstream Corp.	21,403	160,737

		26,547,188

TEXTILES – 0.06%
Cintas Corp.	6,566	155,614
G&K Services Inc. Class A	986	22,274
Mohawk Industries Inc.[a]	2,654	128,401

		306,289

Security	Shares	Value
TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	6,086	$176,920
JAKKS Pacific Inc.[a]	1,452	32,481
Marvel Entertainment Inc.[a]	2,608	83,952
Mattel Inc.	17,601	264,367

		557,720

TRANSPORTATION – 1.98%
Alexander & Baldwin Inc.	2,021	64,470
American Commercial Lines Inc.[a,b]	2,192	16,287
Arkansas Best Corp.[b]	1,030	30,066
Bristow Group Inc.[a]	1,303	32,275
Burlington Northern Santa Fe Corp.	13,742	1,223,863
C.H. Robinson Worldwide Inc.	8,229	426,098
Con-way Inc.	2,198	74,820
CSX Corp.	19,560	894,283
Expeditors International Washington Inc.	10,345	337,764
FedEx Corp.	14,098	921,586
Forward Air Corp.	1,259	32,948
Genco Shipping & Trading Ltd.	1,512	31,525
General Maritime Corp.	1,275	19,316
Genesee & Wyoming Inc. Class Aa	1,617	53,927
J.B. Hunt Transport Services Inc.	5,434	154,489
Kansas City Southern Industries Inc.[a]	4,430	136,754
Kirby Corp.[a]	2,611	89,610
Landstar System Inc.	2,615	100,913
Norfolk Southern Corp.	18,428	1,104,574
Old Dominion Freight Line Inc.[a]	1,607	48,756
Overseas Shipholding Group Inc.	1,151	43,255
Pacer International Inc.	1,701	19,204
Ryder System Inc.	2,697	106,855
Teekay Corp.	1,923	41,056
Union Pacific Corp.	24,843	1,658,767
United Parcel Service Inc. Class B	33,217	1,753,193
UTi Worldwide Inc.	4,615	54,272
Werner Enterprises Inc.	2,613	51,267
YRC Worldwide Inc.[a,b]	2,938	13,456

		9,535,649

TRUCKING & LEASING – 0.01%
GATX Corp.	2,193	62,610

		62,610

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
WATER – 0.02%
Aqua America Inc.	6,456	$116,208

		116,208

TOTAL COMMON STOCKS (Cost: $614,087,630)		480,531,000

SHORT-TERM INVESTMENTS – 1.38%

MONEY MARKET FUNDS – 1.38%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[d,e]	490,034	490,034
BGI Cash Premier Fund LLC 2.50%[d,e,f]	6,169,238	6,169,238

		6,659,272

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,659,272)		6,659,272

TOTAL INVESTMENTS IN SECURITIES – 101.16% (Cost: $620,746,902)		487,190,272

Other Assets, Less Liabilities – (1.16)%		(5,606,524)

NET ASSETS – 100.00%		$481,583,748

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.90%

ELECTRIC – 1.15%
OGE Energy Corp.	246,934	$6,741,298

		6,741,298

ELECTRICAL COMPONENTS & EQUIPMENT – 0.66%
SunPower Corp. Class Aa,b	19,630	766,748
SunPower Corp. Class Ba,b	104,780	3,102,536

		3,869,284

ENERGY - ALTERNATE SOURCES – 0.04%
Evergreen Solar Inc.[a,b]	57,320	217,243

		217,243

OIL & GAS – 82.50%
Anadarko Petroleum Corp.	277,469	9,794,656
Apache Corp.	219,723	18,089,795
Arena Resources Inc.[a,b]	12,503	381,091
Atlas America Inc.	15,902	364,315
Atwood Oceanics Inc.[a]	21,200	582,576
Berry Petroleum Co. Class A	19,143	446,032
Bill Barrett Corp.[a]	16,354	333,622
Cabot Oil & Gas Corp.	52,582	1,475,977
Carrizo Oil & Gas Inc.[a,b]	14,504	339,249
Chesapeake Energy Corp.	282,086	6,197,429
Chevron Corp.	1,024,603	76,435,384
Cimarex Energy Co.	43,431	1,757,218
Comstock Resources Inc.[a]	19,544	965,864
Concho Resources Inc.[a]	18,848	400,520
ConocoPhillips	702,948	36,567,355
Continental Resources Inc.[a]	8,853	286,749
Crosstex Energy Inc.	180,740	1,845,355
Delta Petroleum Corp.[a,b]	24,888	233,947
Denbury Resources Inc.[a]	123,937	1,575,239
Devon Energy Corp.	266,014	21,509,892
Diamond Offshore Drilling Inc.	56,021	4,974,665
Encore Acquisition Co.[a]	21,194	660,193
ENSCO International Inc.	89,711	3,409,915
EOG Resources Inc.	164,687	13,326,472
EXCO Resources Inc.[a]	76,742	705,259
Exxon Mobil Corp.	1,820,152	134,909,666
Forest Oil Corp.[a]	41,911	1,224,220
Frontier Oil Corp.	55,206	729,271
Goodrich Petroleum Corp.[a]	8,743	242,706
Grey Wolf Inc.[a,b]	58,142	373,272

Security	Shares	Value
Helmerich & Payne Inc.	43,817	$1,503,361
Hess Corp.	182,093	10,963,819
Holly Corp.[b]	43,282	849,626
Marathon Oil Corp.	506,339	14,734,465
Mariner Energy Inc.[a]	36,478	524,918
Murphy Oil Corp.	193,605	9,804,157
Nabors Industries Ltd.[a]	140,305	2,017,586
Newfield Exploration Co.[a]	73,529	1,689,696
Noble Corp.	146,174	4,708,265
Noble Energy Inc.	99,930	5,178,373
Occidental Petroleum Corp.	500,601	27,803,380
Parker Drilling Co.[a]	9,598	49,142
Patterson-UTI Energy Inc.	72,933	967,821
Penn Virginia Corp.	19,866	738,419
Petrohawk Energy Corp.[a]	113,129	2,143,795
Pioneer Natural Resources Co.	66,591	1,853,228
Plains Exploration & Production Co.[a]	51,373	1,448,719
Pride International Inc.[a]	86,923	1,633,283
Quicksilver Resources Inc.[a]	49,982	523,312
Range Resources Corp.	77,685	3,279,861
Rowan Companies Inc.	60,591	1,099,121
SandRidge Energy Inc.[a,b]	39,347	421,013
Southwestern Energy Co.[a]	172,605	6,148,190
St. Mary Land & Exploration Co.	30,563	760,713
Stone Energy Corp.[a]	15,435	468,298
Sunoco Inc.	97,908	2,986,194
Swift Energy Co.[a]	11,779	377,870
Tesoro Corp.	72,705	703,057
Transocean Inc.[a]	173,084	14,250,006
Ultra Petroleum Corp.[a]	79,703	3,710,175
Unit Corp.[a]	22,575	847,465
Valero Energy Corp.	326,368	6,716,653
W&T Offshore Inc.	8,128	155,814
Whiting Petroleum Corp.[a]	18,122	942,163
XTO Energy Inc.	322,462	11,592,509

		483,732,371

OIL & GAS SERVICES – 14.59%
Baker Hughes Inc.	188,577	6,590,766
BJ Services Co.	156,456	2,010,460
Cameron International Corp.[a,b]	122,149	2,963,335
Complete Production Services Inc.[a]	14,495	179,593
Core Laboratories NV	10,636	783,873
Dresser-Rand Group Inc.[a]	42,081	942,614

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
Dril-Quip Inc.[a]	11,069	$273,404
Exterran Holdings Inc.[a]	28,775	644,848
FMC Technologies Inc.[a]	63,912	2,236,281
Global Industries Ltd.[a,b]	10,759	27,435
Halliburton Co.	464,930	9,200,965
Helix Energy Solutions Group Inc.[a,b]	34,624	365,629
Hercules Offshore Inc.[a]	29,596	215,755
ION Geophysical Corp.[a]	195,798	1,284,435
Key Energy Services Inc.[a]	50,111	310,688
National Oilwell Varco Inc.[a]	209,900	6,273,911
Newpark Resources Inc.[a]	257,819	1,482,459
Oceaneering International Inc.[a]	28,743	809,690
Oil States International Inc.[a]	14,142	327,104
Schlumberger Ltd.	595,658	30,765,736
SEACOR Holdings Inc.[a]	72,631	4,878,624
Smith International Inc.	139,217	4,800,202
Superior Energy Services Inc.[a]	43,817	934,178
Tetra Technologies Inc.[a]	28,448	197,998
Tidewater Inc.	25,442	1,109,526
Weatherford International Ltd.[a]	352,974	5,958,201

		85,567,710

PIPELINES – 0.68%
El Paso Corp.	411,269	3,989,309

		3,989,309

TRANSPORTATION – 0.28%
Bristow Group Inc.[a]	65,681	1,626,918

		1,626,918

TOTAL COMMON STOCKS (Cost: $820,219,034)		585,744,133

SHORT-TERM INVESTMENTS – 0.71%

MONEY MARKET FUNDS – 0.71%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	1,032,632	1,032,632
BGI Cash Premier Fund LLC 2.50%[c,d,e]	3,147,645	3,147,645

		4,180,277

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,180,277)		4,180,277

Value

TOTAL INVESTMENTS IN SECURITIES – 100.61% (Cost: $824,399,311)	$589,924,410

Other Assets, Less Liabilities – (0.61)%	(3,588,464)

NET ASSETS – 100.00%	$586,335,946

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.87%

BIOTECHNOLOGY – 14.45%
Abraxis BioScience Inc.[a]	4,146	$262,608
Affymetrix Inc.[a]	48,530	179,076
Alexion Pharmaceuticals Inc.[a,b]	55,068	2,244,021
Amgen Inc.[a]	748,007	44,798,139
Biogen Idec Inc.[a]	207,526	8,830,231
Bio-Rad Laboratories Inc. Class Aa	13,119	1,120,100
Celera Corp.[a]	55,834	631,483
Celgene Corp.[a]	321,613	20,666,851
Charles River Laboratories International Inc.[a]	47,809	1,712,996

Enzo Biochem Inc.[a]	26,243	151,422
Enzon Pharmaceuticals Inc.[a]	28,714	142,709
Genentech Inc.[a]	327,769	27,185,161
Genzyme Corp.[a]	188,689	13,751,654
Human Genome Sciences Inc.[a]	94,188	304,227
Illumina Inc.[a]	81,008	2,497,477
Incyte Corp.[a]	66,551	276,187
InterMune Inc.[a,b]	21,492	316,577
Invitrogen Corp.[a,b]	65,159	1,875,928
Millipore Corp.[a]	38,776	2,012,087
Myriad Genetics Inc.[a]	31,579	1,992,319
Nektar Therapeutics[a]	64,677	357,664
PDL BioPharma Inc.	84,770	826,507
Regeneron Pharmaceuticals Inc.[a]	44,145	851,998
Savient Pharmaceuticals Inc.[a]	38,441	182,979
Vertex Pharmaceuticals Inc.[a]	98,923	2,592,772

		135,763,173

COMMERCIAL SERVICES – 0.29%
PAREXEL International Corp.[a]	39,511	410,914
Pharmaceutical Product Development Inc.	74,313	2,302,217

		2,713,131

DISTRIBUTION & WHOLESALE – 0.13%
Owens & Minor Inc.	28,982	1,254,051

		1,254,051

ELECTRONICS – 2.07%
Applied Biosystems Inc.	113,583	3,501,764
Thermo Fisher Scientific Inc.[a]	297,103	12,062,382

Security	Shares	Value
Varian Inc.[a]	21,054	$775,840
Waters Corp.[a]	70,476	3,086,849

		19,426,835

HEALTH CARE - PRODUCTS – 31.97%
Advanced Medical Optics Inc.[a,b]	43,115	266,020
Alcon Inc.	53,852	4,745,438
American Medical Systems Holdings Inc.[a]	50,561	547,070

ArthroCare Corp.[a,b]	19,009	395,007
Baxter International Inc.	448,290	27,117,062
Beckman Coulter Inc.	44,178	2,205,366
Becton, Dickinson and Co.	162,689	11,290,617
Boston Scientific Corp.[a]	1,049,083	9,473,219
C.R. Bard Inc.	70,310	6,204,857
Cepheid Inc.[a,b]	39,851	473,031
Cooper Companies Inc. (The)	31,826	524,492
Covidien Ltd.	349,485	15,478,691
Datascope Corp.	9,324	467,785
DENTSPLY International Inc.	98,504	2,992,552
Edwards Lifesciences Corp.[a,b]	39,077	2,064,829
Gen-Probe Inc.[a]	37,807	1,779,197
Haemonetics Corp.[a]	18,053	1,066,210
Henry Schein Inc.[a]	63,475	2,971,265
Hill-Rom Holdings Inc.	43,494	989,923
Hologic Inc.[a]	180,058	2,203,910
IDEXX Laboratories Inc.[a]	42,118	1,482,132
Immucor Inc.[a]	49,187	1,305,915
Intuitive Surgical Inc.[a]	27,276	4,713,020
Invacare Corp.	21,791	396,378
Inverness Medical Innovations Inc.[a]	54,249	1,038,868
Johnson & Johnson	1,975,602	121,183,426
Kinetic Concepts Inc.[a]	37,842	916,155
Masimo Corp.[a]	33,358	1,067,122
Medtronic Inc.	793,969	32,020,770
Mentor Corp.	23,863	403,285
NuVasive Inc.[a]	24,938	1,174,330
Patterson Companies Inc.[a]	80,498	2,039,014
PSS World Medical Inc.[a,b]	43,275	785,009
ResMed Inc.[a]	54,714	1,874,502
St. Jude Medical Inc.[a]	241,061	9,167,550
Steris Corp.	41,891	1,425,970
Stryker Corp.	221,852	11,860,208

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
TECHNE Corp.	27,350	$1,887,697
Varian Medical Systems Inc.[a]	89,024	4,051,482
West Pharmaceutical Services Inc.	22,843	911,893
Zimmer Holdings Inc.[a]	159,494	7,405,306

		300,366,573

HEALTH CARE - SERVICES – 8.56%
Aetna Inc.	333,695	8,298,995
Amedisys Inc.[a]	19,026	1,073,257
AMERIGROUP Corp.[a]	37,922	948,050
Brookdale Senior Living Inc.[b]	29,192	251,635
Centene Corp.[a]	30,553	575,619
Community Health Systems Inc.[a]	67,721	1,388,281
Covance Inc.[a]	44,962	2,248,100
Coventry Health Care Inc.[a]	104,276	1,375,400
DaVita Inc.[a]	74,048	4,202,224
Health Management Associates Inc. Class Aa	170,802	358,684
Health Net Inc.[a]	75,809	976,420
HealthSouth Corp.[a]	61,491	771,097
Healthways Inc.[a]	23,833	240,713
Humana Inc.[a]	120,662	3,570,389
Laboratory Corp. of America Holdings[a]	77,956	4,793,514
LifePoint Hospitals Inc.[a,b]	37,993	910,692
Lincare Holdings Inc.[a]	51,935	1,368,487
Magellan Health Services Inc.[a]	27,291	1,008,130
Odyssey Healthcare Inc.[a]	22,885	219,467
Pediatrix Medical Group Inc.[a]	33,461	1,293,268
Psychiatric Solutions Inc.[a,b]	37,110	1,235,392
Quest Diagnostics Inc.	106,238	4,971,938
Sunrise Senior Living Inc.[a]	30,857	93,188
Tenet Healthcare Corp.[a]	335,146	1,467,939
UnitedHealth Group Inc.	868,704	20,614,346
Universal Health Services Inc. Class B	33,462	1,406,742
WellCare Health Plans Inc.[a]	29,364	709,728
WellPoint Inc.[a]	361,526	14,052,516

		80,424,211

INSURANCE – 0.33%
CIGNA Corp.	194,040	3,162,852

		3,162,852

Security	Shares	Value
PHARMACEUTICALS – 42.07%
Abbott Laboratories	1,087,764	$59,990,185
Alkermes Inc.[a]	67,034	662,296
Allergan Inc.	217,680	8,635,366
Alpharma Inc. Class Aa,b	29,628	927,653
Amylin Pharmaceuticals Inc.[a,b]	96,594	986,225
Auxilium Pharmaceuticals Inc.[a]	28,112	552,401
Barr Pharmaceuticals Inc.[a]	75,933	4,879,455
BioMarin Pharmaceutical Inc.[a,b]	70,502	1,291,597
Bristol-Myers Squibb Co.	1,391,297	28,591,153
Cephalon Inc.[a,b]	48,015	3,443,636
Cubist Pharmaceuticals Inc.[a,b]	39,908	1,013,264
CV Therapeutics Inc.[a]	39,455	368,115
Eli Lilly and Co.	683,660	23,121,381
Endo Pharmaceuticals Holdings Inc.[a]	75,776	1,401,856
Express Scripts Inc.[a]	147,597	8,945,854
Forest Laboratories Inc.[a]	215,179	4,998,608
Gilead Sciences Inc.[a]	650,670	29,833,220
Hospira Inc.[a]	112,138	3,119,679
ImClone Systems Inc.[a]	43,554	2,994,773
Isis Pharmaceuticals Inc.[a,b]	63,904	898,490
King Pharmaceuticals Inc.[a]	173,141	1,521,909
Medarex Inc.[a]	91,912	646,141
Medco Health Solutions Inc.[a]	358,302	13,597,561
Medicines Co. (The)[a]	36,626	638,391
Medicis Pharmaceutical Corp. Class A	39,352	561,553
Merck & Co. Inc.	1,517,545	46,968,018
Mylan Inc.[a,b]	213,816	1,832,403
Onyx Pharmaceuticals Inc.[a]	39,088	1,054,594
OSI Pharmaceuticals Inc.[a]	40,379	1,532,383
Par Pharmaceutical Companies Inc.[a]	24,784	247,840
Perrigo Co.	55,365	1,882,410
Pfizer Inc.	4,765,650	84,399,662
PharMerica Corp.[a]	20,091	412,468
Schering-Plough Corp.	1,145,175	16,593,586
Sepracor Inc.[a]	76,530	1,019,380
Theravance Inc.[a,b]	36,350	246,453
United Therapeutics Corp.[a]	16,161	1,409,724
Valeant Pharmaceuticals International[a,b]	53,517	1,004,514
Warner Chilcott Ltd. Class Aa	59,778	829,121

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
Watson Pharmaceuticals Inc.[a]	73,908	$1,934,172
Wyeth	943,256	30,353,978

		395,341,468

TOTAL COMMON STOCKS
(Cost: $1,225,246,664)		938,452,294

SHORT-TERM INVESTMENTS – 1.66%

MONEY MARKET FUNDS – 1.66%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	627,780	627,780
BGI Cash Premier Fund LLC 2.50%[c,d,e]	14,927,832	14,927,832

		15,555,612

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,555,612)		15,555,612

TOTAL INVESTMENTS IN SECURITIES – 101.53% (Cost: $1,240,802,276)		954,007,906

Other Assets, Less Liabilities – (1.53)%		(14,385,015)

NET ASSETS – 100.00%		$939,622,891

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 100.04%

COMMERCIAL SERVICES – 0.53%
Forrester Research Inc.[a]	21,320	$598,026
Gartner Inc.[a]	35,826	659,198
SAIC Inc.[a]	138,263	2,553,718

		3,810,942

COMPUTERS – 28.09%
Apple Inc.[a]	448,366	48,239,698
Brocade Communications Systems Inc.[a]	201,055	757,977
CACI International Inc. Class Aa	20,261	834,348
Cadence Design Systems Inc.[a]	110,800	450,956
Cognizant Technology Solutions Corp.[a]	147,431	2,830,675
Computer Sciences Corp.[a]	90,812	2,738,890
Dell Inc.[a]	945,415	11,486,792
Diebold Inc.	43,898	1,304,649
DST Systems Inc.[a,b]	25,595	1,038,645
Electronics For Imaging Inc.[a]	34,040	360,824
EMC Corp.[a]	1,074,182	12,653,864
Hewlett-Packard Co.	917,177	35,109,536
Hutchinson Technology Inc.[a,b]	16,297	111,471
Imation Corp.	51,427	633,581
International Business Machines Corp.	702,615	65,322,117
Lexmark International Inc. Class Aa	59,258	1,530,634
Mentor Graphics Corp.[a]	46,465	341,053
MICROS Systems Inc.[a]	54,670	931,030
NCR Corp.[a]	117,558	2,148,960
NetApp Inc.[a]	180,744	2,445,466
Palm Inc.[a,b]	53,787	214,610
Perot Systems Corp. Class Aa	76,339	1,098,518
Quantum Corp.[a]	124,223	36,025
SanDisk Corp.[a]	116,004	1,031,276
Seagate Technology	253,408	1,715,572
SRA International Inc. Class Aa	27,849	514,650
Sun Microsystems Inc.[a]	404,880	1,862,448
Synopsys Inc.[a]	76,788	1,403,685
Teradata Corp.[a]	97,561	1,501,464
Unisys Corp.[a]	174,615	265,415
Western Digital Corp.[a]	120,158	1,982,607

		202,897,436

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.34%
Brightpoint Inc.[a]	27,176	$156,534
Ingram Micro Inc. Class Aa	101,014	1,346,517
Tech Data Corp.[a]	45,386	973,530

		2,476,581

ELECTRONICS – 0.05%
Cymer Inc.[a,b]	15,960	390,541

		390,541

ENERGY - ALTERNATE SOURCES – 0.48%
First Solar Inc.[a]	24,185	3,475,384

		3,475,384

ENGINEERING & CONSTRUCTION – 0.02%
Dycom Industries Inc.[a]	18,591	165,088

		165,088

ENTERTAINMENT – 0.07%
Macrovision Solutions Corp.[a]	42,622	472,252

		472,252

INTERNET – 10.30%
Akamai Technologies Inc.[a]	85,324	1,226,959
Ariba Inc.[a]	43,976	470,543
Avocent Corp.[a]	28,236	424,105
Check Point Software Technologies Ltd.[a]	110,485	2,234,007
Digital River Inc.[a]	19,709	488,389
EarthLink Inc.[a]	63,301	436,777
Equinix Inc.[a,b]	16,161	1,008,770
F5 Networks Inc.[a,b]	43,393	1,077,014
Google Inc. Class Aa	121,987	43,837,248
IAC/InterActiveCorp.[a]	39,457	661,299
InfoSpace Inc.	28,699	245,950
Interwoven Inc.[a]	31,609	398,589
j2 Global Communications Inc.[a]	27,105	436,933
McAfee Inc.[a]	86,943	2,829,995
S1 Corp.[a]	28,070	175,999
SonicWALL Inc.[a]	33,875	151,760
Symantec Corp.[a]	476,092	5,989,237
TIBCO Software Inc.[a]	95,510	491,876
United Online Inc.	38,351	283,797
VeriSign Inc.[a,b]	104,661	2,218,813
Websense Inc.[a]	33,510	654,115
Yahoo! Inc.[a]	677,457	8,684,999

		74,427,174

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
MACHINERY – 0.06%
Intermec Inc.[a]	35,077	$454,949

		454,949

OFFICE & BUSINESS EQUIPMENT – 1.26%
IKON Office Solutions Inc.	42,532	732,826
Pitney Bowes Inc.	169,863	4,209,205
Xerox Corp.	517,973	4,154,143

		9,096,174

RETAIL – 0.03%
Insight Enterprises Inc.[a]	24,577	239,134

		239,134

SEMICONDUCTORS – 16.59%
Actel Corp.[a]	13,547	163,783
Advanced Micro Devices Inc.[a]	281,304	984,564
Altera Corp.	158,307	2,746,626
Amkor Technology Inc.[a]	51,216	207,937
Analog Devices Inc.	155,384	3,319,002
Applied Materials Inc.	734,711	9,485,119
Applied Micro Circuits Corp.[a]	35,326	180,516
Atmel Corp.[a]	231,966	962,659
Axcelis Technologies Inc.[a]	53,939	23,733
Broadcom Corp. Class Aa	232,513	3,971,322
Brooks Automation Inc.[a]	31,878	218,364
Cabot Microelectronics Corp.[a]	13,147	377,713
Cirrus Logic Inc.[a]	40,209	230,800
Cohu Inc.	11,575	163,670
Cree Inc.[a,b]	42,128	826,973
Cypress Semiconductor Corp.[a]	77,392	387,734
DSP Group Inc.[a]	6,076	38,279
Emulex Corp.[a]	45,556	432,782
Entegris Inc.[a]	57,870	155,670
Exar Corp.[a]	21,810	145,691
Fairchild Semiconductor International Inc. Class Aa	64,153	364,389
FormFactor Inc.[a]	22,626	394,145
Integrated Device Technology Inc.[a]	93,920	597,331
Intel Corp.	2,915,548	46,648,768
International Rectifier Corp.[a]	36,521	563,884
Intersil Corp. Class A	65,443	895,915
KLA-Tencor Corp.	89,719	2,085,967
Kulicke and Soffa Industries Inc.[a]	26,581	78,148
Lam Research Corp.[a]	64,220	1,435,959

Security	Shares	Value
Lattice Semiconductor Corp.[a]	61,008	$114,695
Linear Technology Corp.	111,198	2,521,971
LSI Corp.[a]	341,443	1,314,556
Marvell Technology Group Ltd.[a]	243,054	1,691,656
MEMC Electronic Materials Inc.[a]	117,444	2,158,621
Micrel Inc.	27,625	203,044
Microchip Technology Inc.	101,713	2,505,191
Micron Technology Inc.[a,b]	361,257	1,701,520
Microsemi Corp.[a]	36,710	798,075
National Semiconductor Corp.[b]	128,913	1,697,784
Novellus Systems Inc.[a]	55,931	883,710
NVIDIA Corp.[a]	284,087	2,488,602
OmniVision Technologies Inc.[a]	25,023	202,436
ON Semiconductor Corp.[a,b]	203,312	1,038,924
PMC-Sierra Inc.[a]	112,103	524,642
QLogic Corp.[a]	88,518	1,063,986
Rambus Inc.[a,b]	54,162	495,582
Semtech Corp.[a]	32,136	389,488
Silicon Image Inc.[a]	42,199	192,849
Silicon Laboratories Inc.[a]	27,335	709,617
Skyworks Solutions Inc.[a,b]	83,794	597,451
Teradyne Inc.[a]	89,665	457,292
Tessera Technologies Inc.[a]	25,214	435,698
Texas Instruments Inc.	688,190	13,460,996
TriQuint Semiconductor Inc.[a]	74,682	334,575
Varian Semiconductor Equipment Associates Inc.[a]	38,409	753,585
Xilinx Inc.	151,895	2,797,906
Zoran Corp.[a]	20,979	170,769

		119,792,664

SOFTWARE – 23.67%
ACI Worldwide Inc.[a]	18,058	247,395
Adobe Systems Inc.[a]	298,938	7,963,708
Advent Software Inc.[a]	9,719	182,134
ANSYS Inc.[a]	57,694	1,651,779
Autodesk Inc.[a]	123,262	2,626,713
BMC Software Inc.[a]	110,249	2,846,629
CA Inc.	223,407	3,976,645
Cerner Corp.[a,b]	42,329	1,575,909
Citrix Systems Inc.[a]	96,138	2,477,476
Compuware Corp.[a]	143,608	916,219
CSG Systems International Inc.[a]	18,559	308,636

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
Fair Isaac Corp.	27,105	$422,567
Informatica Corp.[a]	45,872	644,502
Intuit Inc.[a]	191,178	4,790,921
JDA Software Group Inc.[a]	15,968	228,023
Microsoft Corp.	4,211,252	94,037,257
Novell Inc.[a]	180,195	839,709
Nuance Communications Inc.[a,b]	89,258	816,711
Omniture Inc.[a,b]	35,766	411,309
Oracle Corp.[a]	1,902,812	34,802,431
Parametric Technology Corp.[a]	71,345	926,772
Progress Software Corp.[a]	30,468	698,936
Quest Software Inc.[a]	36,675	485,944
Red Hat Inc.[a]	97,984	1,304,167
Salesforce.com Inc.[a]	53,344	1,651,530
Solera Holdings Inc.[a]	49,816	1,239,920
Sybase Inc.[a]	51,259	1,365,027
Trident Microsystems Inc.[a]	15,744	28,497
VeriFone Holdings Inc.[a,b]	41,351	469,747
VMware Inc. Class Aa,b	21,040	652,240
Wind River Systems Inc.[a]	41,280	360,787

		170,950,240

TELECOMMUNICATIONS – 18.55%
Adaptec Inc.[a]	70,872	227,499
ADC Telecommunications Inc.[a,b]	58,533	371,099
ADTRAN Inc.	33,215	504,868
Amdocs Ltd.[a]	117,251	2,645,183
American Tower Corp. Class Aa	225,091	7,272,690
ARRIS Group Inc.[a]	65,667	453,759
Atheros Communications Inc.[a]	30,523	548,498
Ciena Corp.[a]	44,917	431,652
Cisco Systems Inc.[a]	3,052,767	54,247,670
Corning Inc.	812,071	8,794,729
Crown Castle International Corp.[a,b]	130,285	2,758,133
EchoStar Corp.[a]	21,777	422,909
Extreme Networks Inc.[a]	71,434	131,439
Finisar Corp.[a]	162,724	99,262
Foundry Networks Inc.[a]	68,338	1,014,819
Harmonic Inc.[a]	48,596	345,518
Harris Corp.	75,799	2,724,974
InterDigital Inc.[a]	23,529	512,462
JDS Uniphase Corp.[a]	118,354	646,213
Juniper Networks Inc.[a]	286,535	5,369,666

Security	Shares	Value
Motorola Inc.	1,094,215	$5,875,935
Plantronics Inc.	25,052	361,751
Polycom Inc.[a]	45,696	960,073
QUALCOMM Inc.	871,202	33,332,189
RF Micro Devices Inc.[a]	106,831	212,594
SAVVIS Inc.[a,b]	20,583	177,014
SBA Communications Corp.[a]	52,324	1,098,281
Sonus Networks Inc.[a,b]	139,230	307,698
Sycamore Networks Inc.[a]	98,199	327,985
Tekelec[a]	30,658	389,050
Tellabs Inc.[a]	200,986	852,181
3Com Corp.[a]	206,783	564,518

		133,982,311

TOTAL COMMON STOCKS (Cost: $1,121,817,251)		722,630,870

SHORT-TERM INVESTMENTS – 1.85%

MONEY MARKET FUNDS – 1.85%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	655,936	655,936
BGI Cash Premier Fund LLC 2.50%[c,d,e]	12,657,712	12,657,712

		13,313,648

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,313,648)		13,313,648

TOTAL INVESTMENTS IN SECURITIES – 101.89% (Cost: $1,135,130,899)		735,944,518

Other Assets, Less Liabilities – (1.89)%		(13,622,581)

NET ASSETS – 100.00%		$722,321,937

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.99%

HOLDING COMPANIES - DIVERSIFIED – 3.93%
Leucadia National Corp.	554,715	$14,888,551

		14,888,551

TELECOMMUNICATIONS – 96.06%
Alaska Communications Systems Group Inc.[a]	391,606	3,657,600
AT&T Inc.	3,404,157	91,129,283
Atlantic Tele-Network Inc.	102,816	2,501,513
Cbeyond Inc.[a,b]	239,083	2,873,778
Centennial Communications Corp.[b]	600,761	2,138,709
CenturyTel Inc.	445,254	11,180,328
Cincinnati Bell Inc.[b]	1,716,960	4,103,534
Consolidated Communications Holdings Inc.	259,212	2,669,884
Embarq Corp.	500,187	15,005,610
FairPoint Communications Inc.[a]	684,525	2,724,410
FiberTower Corp.[a,b]	1,509,981	1,102,286
Frontier Communications Corp.	1,321,490	10,056,539
General Communication Inc. Class Ab	374,849	2,878,840
Global Crossing Ltd.[b]	236,461	1,574,830
Globalstar Inc.[a,b]	1,030,980	567,039
IDT Corp. Class Ba,b	1,247,636	1,285,065
Iowa Telecommunications Services Inc.	304,160	4,598,899
iPCS Inc.[b]	163,878	2,674,489
Leap Wireless International Inc.[b]	238,384	6,684,287
Level 3 Communications Inc.[a,b]	5,562,613	5,840,744
MetroPCS Communications Inc.[a,b]	782,184	10,747,208
NII Holdings Inc. Class Bb	498,488	12,841,051
NTELOS Holdings Corp.	211,416	5,496,816
PAETEC Holding Corp.[b]	1,242,268	1,118,041
Qwest Communications International Inc.	5,001,191	14,303,406
RCN Corp.[b]	338,044	2,180,384
Shenandoah Telecommunications Co.	204,802	4,909,104
Sprint Nextel Corp.	5,125,962	16,044,261
SureWest Communications	173,085	3,058,412
TeleCorp PCS Inc. Escrow[c]	15,427	2
Telephone and Data Systems Inc.	424,073	11,386,360

Security	Shares	Value
TerreStar Corp.[a,b]	1,167,211	$945,441
tw telecom inc.[b]	774,431	5,482,972
United States Cellular Corp.[b]	139,286	5,336,047
USA Mobility Inc.[b]	239,208	2,308,357
Verizon Communications Inc.	2,355,397	69,884,629
Virgin Media Inc.	1,284,924	7,401,162
Virgin Mobile USA Inc. Class Ab	700,359	693,355
Vonage Holdings Corp.[a,b]	1,139,711	1,071,328
Windstream Corp.	1,706,391	12,814,996

		363,270,999

TOTAL COMMON STOCKS (Cost: $729,662,792)		378,159,550

SHORT-TERM INVESTMENTS – 8.51%

MONEY MARKET FUNDS – 8.51%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[d,e]	398,575	398,575
BGI Cash Premier Fund LLC 2.50%[d,e,f]	31,780,748	31,780,748

		32,179,323

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,179,323)		32,179,323

TOTAL INVESTMENTS IN SECURITIES – 108.50% (Cost: $761,842,115)		410,338,873

Other Assets, Less Liabilities – (8.50)%		(32,157,092)

NET ASSETS – 100.00%		$378,181,781

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.78%

ELECTRIC – 81.07%
AES Corp. (The)[a,b]	811,306	$6,466,109
Allegheny Energy Inc.	203,377	6,131,817
ALLETE Inc.	31,116	1,089,060
Alliant Energy Corp.	133,860	3,932,807
Ameren Corp.	254,594	8,261,575
American Electric Power Co. Inc.	487,921	15,920,862
Avista Corp.	64,479	1,280,553
Black Hills Corp.	46,578	1,176,094
Calpine Corp.[a,b]	434,206	5,080,210
CenterPoint Energy Inc.	366,013	4,216,470
Cleco Corp.	72,361	1,665,027
CMS Energy Corp.	271,970	2,787,692
Consolidated Edison Inc.	329,148	14,258,691
Constellation Energy Group Inc.	216,719	5,246,767
Dominion Resources Inc.	699,918	25,393,025
DPL Inc.[b]	137,118	3,127,662
DTE Energy Co.	199,083	7,027,630
Duke Energy Corp.	1,525,417	24,986,330
Dynegy Inc. Class Aa	606,808	2,208,781
Edison International	364,220	12,962,590
El Paso Electric Co.[a]	54,477	1,008,914
Entergy Corp.	233,948	18,259,641
Exelon Corp.	802,733	43,540,238
FirstEnergy Corp.	370,766	19,339,155
FPL Group Inc.	456,895	21,583,720
Great Plains Energy Inc.	143,012	2,780,153
Hawaiian Electric Industries Inc.	101,839	2,710,954
IDACORP Inc.	54,945	1,464,834
Integrys Energy Group Inc.	93,211	4,443,368
ITC Holdings Corp.	59,945	2,432,568
Mirant Corp.[a]	226,537	3,968,928
Northeast Utilities	190,793	4,304,290
NorthWestern Corp.	46,623	911,013
NRG Energy Inc.[a,b]	287,528	6,685,026
NSTAR	129,482	4,279,380
Pepco Holdings Inc.	244,046	5,039,550
PG&E Corp.	432,782	15,870,116
Pinnacle West Capital Corp.	122,778	3,885,924
PNM Resources Inc.	95,949	935,503
Portland General Electric Co.	75,725	1,553,877

Security	Shares	Value
PPL Corp.	452,860	$14,862,865
Progress Energy Inc.	318,021	12,520,487
Public Service Enterprise Group Inc.	618,437	17,409,002
Puget Energy Inc.	142,185	3,331,395
Reliant Energy Inc.[a]	418,959	2,199,535
SCANA Corp.	127,797	4,205,799
Sierra Pacific Resources Corp.	284,443	2,358,032
Southern Co. (The)	933,670	32,062,228
TECO Energy Inc.	241,343	2,785,098
UniSource Energy Corp.	42,068	1,160,235
Westar Energy Inc.	127,591	2,486,749
Wisconsin Energy Corp.	142,475	6,197,662
Xcel Energy Inc.	521,153	9,078,485

		428,874,476

ENERGY - ALTERNATE SOURCES – 0.60%
Covanta Holding Corp.[a]	148,216	3,195,537

		3,195,537

GAS – 8.36%
AGL Resources Inc.	92,818	2,821,667
Atmos Energy Corp.	109,454	2,656,449
Energen Corp.	79,088	2,654,984
New Jersey Resources Corp.	50,533	1,881,849
Nicor Inc.	54,717	2,528,473
NiSource Inc.	333,973	4,328,290
Northwest Natural Gas Co.	32,476	1,652,379
Piedmont Natural Gas Co.[b]	84,031	2,766,301
Sempra Energy	278,867	11,876,946
Southern Union Co.	126,624	2,180,465
Southwest Gas Corp.	52,004	1,358,344
UGI Corp.	130,728	3,120,477
Vectren Corp.	98,205	2,474,766
WGL Holdings Inc.	59,931	1,929,179

		44,230,569

PIPELINES – 9.20%
Equitable Resources Inc.	157,917	5,481,299
National Fuel Gas Co.	84,021	3,040,720
ONEOK Inc.	117,754	3,756,353
Questar Corp.	209,305	7,212,650
Spectra Energy Corp.	748,084	14,460,464
Williams Companies Inc. (The)	701,135	14,702,801

		48,654,287

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2008

Security	Shares	Value
WATER – 0.55%
Aqua America Inc.	162,209	$2,919,762

		2,919,762

TOTAL COMMON STOCKS (Cost: $684,472,188)		527,874,631

SHORT-TERM INVESTMENTS – 2.58%

MONEY MARKET FUNDS – 2.58%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	382,226	382,226
BGI Cash Premier Fund LLC 2.50%[c,d,e]	13,277,145	13,277,145

		13,659,371

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,659,371)		13,659,371

TOTAL INVESTMENTS IN SECURITIES – 102.36% (Cost: $698,131,559)		541,534,002

Other Assets, Less Liabilities – (2.36)%		(12,507,154)

NET ASSETS – 100.00%		$529,026,848

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.58%

AUSTRALIA – 31.07%
Amcor Ltd.	62,784	$240,246
APN News & Media Ltd.	56,628	90,038
Australia and New Zealand Banking Group Ltd.	50,256	575,595
Australian Pipeline Trust	294,228	568,763
BlueScope Steel Ltd.	59,724	173,767
Boral Ltd.	68,508	203,844
Commonwealth Bank of Australia	41,004	1,090,211
CSR Ltd.	58,968	84,033
FKP Property Group	303,156	230,008
Futuris Corp. Ltd.	41,624	32,267
Great Southern Plantations Ltd.	93,241	22,146
Insurance Australia Group Ltd.	58,356	146,301
John Fairfax Holdings Ltd.	33,336	42,227
Lend Lease Corp. Ltd.	44,532	205,660
Lion Nathan Ltd.	57,060	330,903
Macquarie Airports	71,244	100,587
Macquarie Group Ltd.	36,216	702,469
Macquarie Infrastructure Group	86,148	111,399
Mirvac Group	67,644	43,959
National Australia Bank Ltd.	50,544	799,980
Perpetual Ltd.	54,712	1,260,842
Qantas Airways Ltd.	33,912	54,144
Sims Group Ltd.	50,256	470,821
St. George Bank Ltd.	52,092	951,985
Stockland Corp. Ltd.	54,684	143,229
Suncorp-Metway Ltd.	47,196	249,412
Tabcorp Holdings Ltd.	83,844	378,915
Telstra Corp. Ltd.	46,044	125,155
Ten Network Holdings Ltd.	54,252	48,320
Wesfarmers Ltd.	58,720	831,759
Westfield Group	58,140	629,069
Westpac Banking Corp.	45,216	604,978

		11,543,032
AUSTRIA – 0.32%
voestalpine AG	4,968	119,694

		119,694
CANADA – 4.57%
Bank of Montreal	16,848	596,127
Manitoba Telecom Services Inc.	17,352	607,823

Security	Shares	Value
Russel Metals Inc.	27,648	$492,313

		1,696,263
FINLAND – 3.73%
Kesko OYJ Class B	20,088	466,148
Metso OYJ	29,167	383,167
Rautaruukki OYJ	19,404	313,717
YIT OYJ	36,216	223,648

		1,386,680
FRANCE – 1.92%
Credit Agricole SA	15,778	224,782
Etablissements Maurel et Prom	13,176	154,547
France Telecom SA	13,320	332,741

		712,070
HONG KONG – 9.51%
BOC Hong Kong (Holdings) Ltd.	216,000	239,119
CLP Holdings Ltd.	216,000	1,449,206
Hongkong Electric Holdings Ltd.	198,000	1,053,810
Industrial and Commercial Bank of China (Asia) Ltd.	216,000	222,955
Orient Overseas International Ltd.	180,000	313,530
Shenzhen Investment Ltd.	936,000	94,198
TPV Technology Ltd.	144,000	27,869
VTech Holdings Ltd.	36,000	133,308

		3,533,995
IRELAND – 1.78%
Allied Irish Banks PLC	52,632	280,976
Bank of Ireland	72,792	212,299
Irish Life & Permanent PLC	48,780	167,010

		660,285
ITALY – 7.78%
Arnoldo Mondadori Editore SpA	59,345	206,756
Banca Monte dei Paschi di Siena SpA	118,044	226,025
Enel SpA	68,760	455,138
Eni SpA	58,356	1,371,189
Milano Assicurazioni SpA	46,080	148,709
Pirelli & C. Real Estate SpA	67,324	469,536
Telecom Italia SpA	10,128	11,494

		2,888,847
JAPAN – 0.89%
Japan General Estate Co. Ltd. (The)	18,000	38,800
Takefuji Corp.	37,080	292,191

		330,991

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

October 31, 2008

Security	Shares	Value
NETHERLANDS – 3.97%
Koninklijke BAM Groep NV	84,888	$744,884
Koninklijke KPN NV	32,292	449,812
Koninklijke Wessanen NV	46,080	281,641

		1,476,337

NEW ZEALAND – 2.66%
Fletcher Building Ltd.	46,908	158,125
Telecom Corp. of New Zealand Ltd.	606,672	828,605

		986,730

NORWAY – 1.72%
Norsk Hydro ASA	93,204	387,646
Stolt-Nielsen SA	24,503	251,137

		638,783

SINGAPORE – 0.54%
Singapore Petroleum Co. Ltd.	144,000	200,876

		200,876

SWEDEN – 5.84%
Electrolux AB Class B	53,244	476,463
Eniro AB	95,034	215,808
Kungsleden AB	195,912	917,421
TeliaSonera AB	42,192	182,962
Trelleborg AB Class B	64,044	375,499

		2,168,153

UNITED KINGDOM – 23.28%
Aviva PLC	88,524	526,360
BT Group PLC	63,684	118,435
Carpetright PLC	92,844	678,807
Close Brothers Group PLC	82,944	716,990
Dairy Crest Group PLC	79,956	400,486
DS Smith PLC	102,312	109,932
DSG International PLC	114,552	59,691
Friends Provident PLC	65,160	73,697
GKN PLC	106,992	205,286
HMV Group PLC	152,208	243,471
HSBC Holdings PLC	103,968	1,280,056
IMI PLC	100,080	444,687
Jardine Lloyd Thompson Group PLC	124,020	881,695
Lloyds TSB Group PLC	147,744	472,183
Old Mutual PLC	58,464	47,326
Provident Financial PLC	137,340	1,766,381
Rentokil Initial PLC	123,984	90,147

Security	Shares	Value
Tomkins PLC	151,210	$279,744
Topps Tiles PLC	126,072	66,712
Trinity Mirror PLC	120,817	67,348
Vodafone Group PLC	61,452	118,256

		8,647,690

TOTAL COMMON STOCKS (Cost: $72,036,634)		36,990,426

RIGHTS – 0.00%

AUSTRALIA – 0.00%
FKP Property Group[a,b]	108,270	7

		7

TOTAL RIGHTS (Cost: $0)		7

SHORT-TERM INVESTMENTS – 0.02%

MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	6,689	6,689

		6,689

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,689)		6,689

TOTAL INVESTMENTS IN SECURITIES – 99.60% (Cost: $72,043,323)		36,997,122

Other Assets, Less Liabilities – 0.40%		149,133

NET ASSETS – 100.00%		$37,146,255

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.78%

AGRICULTURE – 2.50%
Altria Group Inc.	2,370,235	$45,484,810
Universal Corp.[a]	1,541,860	61,042,237

		106,527,047

AUTO PARTS & EQUIPMENT – 0.48%
Superior Industries International Inc.[a]	1,430,541	20,456,736

		20,456,736

BANKS – 34.86%
Associated Banc-Corp.	2,606,839	57,506,868
BancorpSouth Inc.	898,728	21,812,129
Bank of America Corp.	3,061,951	74,007,356
Bank of Hawaii Corp.	1,235,330	62,643,584
BB&T Corp.	2,283,774	81,873,298
Comerica Inc.	3,144,118	86,746,216
F.N.B. Corp. (Pennsylvania)	2,882,115	37,755,706
Fifth Third Bancorp	2,807,266	30,458,836
First BanCorp (Puerto Rico)	1,287,400	13,157,228
First Midwest Bancorp Inc.	960,452	21,331,639
FirstMerit Corp.[a]	3,717,923	86,701,964
Fulton Financial Corp.	1,256,232	13,190,436
Huntington Bancshares Inc.	4,274,308	40,392,211
KeyCorp	3,713,965	45,421,792
Marshall & Ilsley Corp.	1,520,776	27,419,591
Pacific Capital Bancorp	1,638,724	32,184,539
PacWest Bancorp[a]	1,750,422	43,743,046
PNC Financial Services Group Inc. (The)	2,158,847	143,930,329
Popular Inc.	2,966,651	22,546,548
Provident Bankshares Corp.[a]	2,466,621	26,318,846
Regions Financial Corp.	3,240,792	35,940,383
SunTrust Banks Inc.	1,564,371	62,793,852
TCF Financial Corp.	2,369,175	42,029,165
Trustmark Corp.	1,262,431	25,905,084
U.S. Bancorp	1,123,226	33,483,367
Umpqua Holdings Corp.[b]	1,769,263	30,112,856
United Bancshares Inc.	1,216,846	38,817,387
Valley National Bancorp	1,255,164	23,848,116
Webster Financial Corp.	1,290,167	23,919,696
Wells Fargo & Co.	1,999,823	68,093,973

Security	Shares	Value
Wilmington Trust Corp.	1,314,351	$37,932,170
Zions Bancorporation[b]	2,525,335	96,240,517

		1,488,258,728

BUILDING MATERIALS – 0.41%
Masco Corp.	1,734,631	17,606,505

		17,606,505

CHEMICALS – 5.95%
Ashland Inc.	1,109,318	25,059,494
Dow Chemical Co. (The)	1,301,796	34,718,899
Eastman Chemical Co.	1,590,545	64,242,113
PPG Industries Inc.	1,588,766	78,771,018
RPM International Inc.	2,149,251	30,519,364
Sensient Technologies Corp.	823,001	20,764,315

		254,075,203

COMMERCIAL SERVICES – 1.12%
Deluxe Corp.	1,076,329	13,088,161
R.R. Donnelley & Sons Co.	2,091,549	34,656,967

		47,745,128

DISTRIBUTION & WHOLESALE – 3.63%
Genuine Parts Co.	2,271,190	89,371,327
Watsco Inc.[a]	1,590,603	65,357,877

		154,729,204

DIVERSIFIED FINANCIAL SERVICES – 2.76%
Citigroup Inc.	3,252,045	44,390,414
JPMorgan Chase & Co.	1,779,791	73,416,379

		117,806,793

ELECTRIC – 11.99%
Black Hills Corp.	1,158,432	29,250,408
CenterPoint Energy Inc.	1,325,197	15,266,269
DPL Inc.	479,378	10,934,612
DTE Energy Co.	2,986,412	105,420,344
Entergy Corp.	668,231	52,155,430
FirstEnergy Corp.	1,981,940	103,377,990
Pinnacle West Capital Corp.	3,434,277	108,694,867
PNM Resources Inc.	835,265	8,143,834
PPL Corp.	545,874	17,915,585
SCANA Corp.	1,201,335	39,535,935
UniSource Energy Corp.	766,497	21,139,987

		511,835,261

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2008

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.86%
Hubbell Inc. Class B	1,024,506	$36,749,030

		36,749,030

ENVIRONMENTAL CONTROL – 0.60%
Waste Management Inc.	819,067	25,579,462

		25,579,462

FOOD – 2.02%
General Mills Inc.	905,628	61,347,241
Sara Lee Corp.	2,232,822	24,962,950

		86,310,191

FOREST PRODUCTS & PAPER – 0.52%
MeadWestvaco Corp.	1,582,929	22,208,494

		22,208,494

GAS – 4.91%
AGL Resources Inc.	1,142,849	34,742,610
Nicor Inc.[a]	2,604,264	120,343,039
NiSource Inc.	4,211,560	54,581,818

		209,667,467

HOME BUILDERS – 0.34%
D.R. Horton Inc.	1,955,974	14,435,088

		14,435,088

HOUSEHOLD PRODUCTS & WARES – 2.18%
Avery Dennison Corp.	912,117	31,942,337
Kimberly-Clark Corp.	996,902	61,100,124

		93,042,461

INSURANCE – 6.31%
Allstate Corp. (The)	1,209,504	31,918,811
Arthur J. Gallagher & Co.	1,795,684	43,742,862
Cincinnati Financial Corp.	1,215,924	31,601,865
Mercury General Corp.	1,590,836	81,721,245
Old Republic International Corp.	1,330,047	12,249,733
Unitrin Inc.	1,711,346	35,938,266
Zenith National Insurance Corp.	978,932	32,167,706

		269,340,488

LEISURE TIME – 0.59%
Carnival Corp.	992,793	25,216,942

		25,216,942

MACHINERY – 0.71%
Briggs & Stratton Corp.	1,923,010	30,306,638

		30,306,638

Security	Shares	Value
MANUFACTURING – 1.53%
General Electric Co.	1,965,394	$38,344,837
Leggett & Platt Inc.	1,562,201	27,119,809

		65,464,646
MEDIA – 0.97%
Gannett Co. Inc.	1,326,116	14,587,276
Lee Enterprises Inc.[b]	1,648,945	4,122,363
New York Times Co. (The) Class A	2,276,524	22,765,240

		41,474,879

OFFICE & BUSINESS EQUIPMENT – 0.65%
Pitney Bowes Inc.	1,113,817	27,600,385

		27,600,385

OIL & GAS – 1.97%
Chevron Corp.	1,124,239	83,868,229

		83,868,229

PACKAGING & CONTAINERS – 1.12%
Sonoco Products Co.	1,898,368	47,800,906

		47,800,906

PHARMACEUTICALS – 3.15%
Bristol-Myers Squibb Co.	2,322,469	47,726,738
Eli Lilly and Co.	1,012,568	34,245,050
Merck & Co. Inc.	1,055,251	32,660,018
Pfizer Inc.	1,107,224	19,608,937

		134,240,743

PIPELINES – 0.73%
ONEOK Inc.	976,524	31,151,116

		31,151,116

RETAIL – 0.45%
Home Depot Inc.	816,182	19,253,733

		19,253,733

SAVINGS & LOANS – 4.39%
Astoria Financial Corp.	1,194,594	22,721,178
First Niagara Financial Group Inc.	1,220,919	19,253,893
New York Community Bancorp Inc.	3,552,881	55,638,116
People’s United Financial Inc.	3,075,892	53,828,110
Washington Federal Inc.	2,046,208	36,054,185

		187,495,482

TELECOMMUNICATIONS – 1.50%
AT&T Inc.	2,397,305	64,175,855

		64,175,855

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2008

Security	Shares	Value
TOYS, GAMES & HOBBIES – 0.58%
Mattel Inc.	1,652,506	$24,820,640

		24,820,640

TOTAL COMMON STOCKS (Cost: $5,575,020,175)		4,259,243,480

SHORT-TERM INVESTMENTS – 0.15%

MONEY MARKET FUNDS – 0.15%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[a,c]	4,237,985	4,237,985
BGI Cash Premier Fund LLC 2.50%[a,c,d]	2,073,825	2,073,825

		6,311,810

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,311,810)		6,311,810

TOTAL INVESTMENTS IN SECURITIES – 99.93% (Cost: $5,581,331,985)		4,265,555,290

Other Assets, Less Liabilities – 0.07%		3,119,890

NET ASSETS – 100.00%		$4,268,675,180

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.95%

AIRLINES – 6.83%
AMR Corp.[a]	610,366	$6,231,837
Continental Airlines Inc. Class Ba,b	609,003	11,522,337
JetBlue Airways Corp.[a,b]	682,871	3,789,934
Southwest Airlines Co.	844,228	9,945,006

		31,489,114

TRANSPORTATION – 89.15%
Alexander & Baldwin Inc.	632,195	20,167,021
Burlington Northern Santa Fe Corp.	654,499	58,289,681
C.H. Robinson Worldwide Inc.	430,217	22,276,636
Con-way Inc.	635,100	21,618,804
CSX Corp.	477,115	21,813,698
Expeditors International Washington Inc.	651,135	21,259,558
FedEx Corp.	635,804	41,562,507
J.B. Hunt Transport Services Inc.	773,916	22,002,432
Landstar System Inc.	572,000	22,073,480
Norfolk Southern Corp.	611,116	36,630,293
Overseas Shipholding Group Inc.	606,855	22,805,611
Ryder System Inc.	469,036	18,583,206
Union Pacific Corp.	715,655	47,784,284
United Parcel Service Inc. Class B	646,714	34,133,565

		411,000,776

TRUCKING & LEASING – 3.97%
GATX Corp.	641,298	18,309,058

		18,309,058

TOTAL COMMON STOCKS (Cost: $650,695,696)		460,798,948

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.07%

MONEY MARKET FUNDS – 2.07%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	421,656	$421,656
BGI Cash Premier Fund LLC 2.50%[c,d,e]	9,148,958	9,148,958

		9,570,614

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,570,614)		9,570,614

TOTAL INVESTMENTS IN SECURITIES – 102.02% (Cost: $660,266,310)		470,369,562

Other Assets, Less Liabilities – (2.02)%		(9,329,520)

NET ASSETS – 100.00%		$461,040,042

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2008

	iShares Dow Jones U.S.
	Index Fund	Energy Sector Index Fund		Healthcare Sector Index Fund	Technology Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$614,087,630	$820,219,034		$1,225,246,664	$1,121,817,251
Affiliated issuers (Note 2)	6,659,272	4,180,277		15,555,612	13,313,648

Total cost of investments	$620,746,902	$824,399,311		$1,240,802,276	$1,135,130,899

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$480,531,000	$585,744,133		$938,452,294	$722,630,870
Affiliated issuers (Note 2)	6,659,272	4,180,277		15,555,612	13,313,648

Total fair value of investments	487,190,272	589,924,410		954,007,906	735,944,518
Receivables:
Investment securities sold	–	44,205,090		–	12,134,793
Dividends and interest	639,801	491,048		862,602	91,176
Capital shares sold	–	–		38,364	–

Total Assets	487,830,073	634,620,548		954,908,872	748,170,487

LIABILITIES
Payables:
Investment securities purchased	–	44,884,315		–	12,888,597
Collateral for securities on loan (Note 5)	6,169,238	3,147,645		14,927,832	12,657,712
Capital shares redeemed	–	5,382		–	–
Investment advisory fees (Note 2)	77,087	247,260		358,149	302,241

Total Liabilities	6,246,325	48,284,602		15,285,981	25,848,550

NET ASSETS	$481,583,748	$586,335,946		$939,622,891	$722,321,937

Net assets consist of:
Paid-in capital	$628,223,131	$742,945,846		$1,241,553,670	$1,192,818,297
Undistributed (distributions in excess of) net investment income	832,156	310,188		583,439	(205,216)
Undistributed net realized gain (accumulated net realized loss)	(13,914,909)	77,554,813		(15,719,848)	(71,104,763)
Net unrealized depreciation	(133,556,630)	(234,474,901)		(286,794,370)	(399,186,381)

NET ASSETS	$481,583,748	$586,335,946		$939,622,891	$722,321,937

Shares outstanding[b]	10,200,000	19,300,000	[c]	17,300,000	18,350,000

Net asset value per share	$47.21	$30.38	[c]	$54.31	$39.36

[a]	Securities on loan with market values of $5,852,251, $3,019,751, $14,471,104 and $12,213,328, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.
[c]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2008

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	EPAC Select Dividend Index Fund	Select Dividend Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$729,662,792	$684,472,188	$72,036,634	$5,088,143,929
Affiliated issuers (Note 2)	32,179,323	13,659,371	6,689	493,188,056

Total cost of investments	$761,842,115	$698,131,559	$72,043,323	$5,581,331,985

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$378,159,550	$527,874,631	$36,990,433	$3,835,279,735
Affiliated issuers (Note 2)	32,179,323	13,659,371	6,689	430,275,555

Total fair value of investments	410,338,873	541,534,002	36,997,122	4,265,555,290
Foreign currencies, at value[b]	–	–	62,224	–
Receivables:
Investment securities sold	11,423,776	–	–	–
Dividends and interest	2,685,250	979,667	104,461	13,294,376
Capital shares sold	–	–	–	72,924

Total Assets	424,447,899	542,513,669	37,163,807	4,278,922,590

LIABILITIES
Payables:
Investment securities purchased	14,329,243	–	–	6,757,816
Collateral for securities on loan (Note 5)	31,780,748	13,277,145	–	2,073,825
Investment advisory fees (Note 2)	156,127	209,676	17,552	1,415,769

Total Liabilities	46,266,118	13,486,821	17,552	10,247,410

NET ASSETS	$378,181,781	$529,026,848	$37,146,255	$4,268,675,180

Net assets consist of:
Paid-in capital	$812,217,878	$689,607,940	$81,835,419	$6,528,597,761
Undistributed net investment income	3,385,421	755,133	332,545	16,751,902
Accumulated net realized loss	(85,918,276)	(4,738,668)	(9,968,120)	(960,897,788)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(351,503,242)	(156,597,557)	(35,053,589)	(1,315,776,695)

NET ASSETS	$378,181,781	$529,026,848	$37,146,255	$4,268,675,180

Shares outstanding[c]	23,500,000	7,500,000	1,800,000	90,750,000

Net asset value per share	$16.09	$70.54	$20.64	$47.04

[a]	Securities on loan with market values of $22,754,415, $12,990,811, $– and $2,020,648, respectively. See Note 5.
[b]	Cost of foreign currencies: $–, $–, $63,636 and $–, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2008

iShares Dow Jones
Transportation Average Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$650,695,696
Affiliated issuers (Note 2)	9,570,614

Total cost of investments	$660,266,310

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$460,798,948
Affiliated issuers (Note 2)	9,570,614

Total fair value of investments	470,369,562
Receivables:
Investment securities sold	7,580,814
Dividends and interest	36,969

Total Assets	477,987,345

LIABILITIES
Payables:
Investment securities purchased	7,532,532
Collateral for securities on loan (Note 5)	9,148,958
Capital shares redeemed	6,557
Investment advisory fees (Note 2)	259,256

Total Liabilities	16,947,303

NET ASSETS	$461,040,042

Net assets consist of:
Paid-in capital	$683,401,315
Distributions in excess of net investment income	(281,410)
Accumulated net realized loss	(32,183,115)
Net unrealized depreciation	(189,896,748)

NET ASSETS	$461,040,042

Shares outstanding[b]	6,600,000

Net asset value per share	$69.85

[a]	Securities on loan with market value of $8,736,724. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2008

	iShares Dow Jones U.S.
	Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$5,833,920	$8,156,101	$8,099,419	$4,279,706
Interest from affiliated issuers (Note 2)	7,688	10,042	11,565	9,199
Securities lending income from affiliated issuers (Note 2)	61,112	21,036	51,366	85,334

Total investment income	5,902,720	8,187,179	8,162,350	4,374,239

EXPENSES
Investment advisory fees (Note 2)	556,430	2,480,287	2,088,884	2,529,363

Total expenses	556,430	2,480,287	2,088,884	2,529,363

Net investment income	5,346,290	5,706,892	6,073,466	1,844,876

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(12,296,034)	(32,022,539)	(6,144,698)	(16,268,119)
In-kind redemptions	13,267,039	114,669,931	11,574,751	(1,258,835)

Net realized gain (loss)	971,005	82,647,392	5,430,053	(17,526,954)

Net change in unrealized appreciation (depreciation)	(189,480,591)	(487,416,109)	(156,751,489)	(329,782,089)

Net realized and unrealized loss	(188,509,586)	(404,768,717)	(151,321,436)	(347,309,043)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(183,163,296)	$(399,061,825)	$(145,247,970)	$(345,464,167)

[a]	Net of foreign withholding tax of $1,947, $1,776, $15,984 and $–, respectively.

See notes to financial statements.

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2008

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	EPAC Select Dividend Index Fund	Select Dividend Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$10,009,499	$12,311,555	$1,796,189	$110,054,313
Dividends from affiliated issuers (Note 2)	–	–	22,879	9,495,215
Interest from affiliated issuers (Note 2)	5,742	12,677	622	117,831
Securities lending income from affiliated issuers (Note 2)	197,388	19,385	–	981,830

Total investment income	10,212,629	12,343,617	1,819,690	120,649,189

EXPENSES
Investment advisory fees (Note 2)	1,299,051	1,713,899	137,817	10,088,124

Total expenses	1,299,051	1,713,899	137,817	10,088,124

Net investment income	8,913,578	10,629,718	1,681,873	110,561,065

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(48,144,253)	(3,259,212)	(6,858,063)	(543,176,371)
Investments in affiliated issuers (Note 2)	–	–	(739,225)	1,948,021
In-kind redemptions	3,089,010	21,220,278	–	(31,637,226)
Foreign currency transactions	–	–	(102,145)	–

Net realized gain (loss)	(45,055,243)	17,961,066	(7,699,433)	(572,865,576)

Net change in unrealized appreciation (depreciation) on:
Investments	(170,061,877)	(226,535,047)	(28,239,149)	(615,852,596)
Translation of assets and liabilities in foreign currencies	–	–	(198)	–

Net change in unrealized appreciation (depreciation)	(170,061,877)	(226,535,047)	(28,239,347)	(615,852,596)

Net realized and unrealized loss	(215,117,120)	(208,573,981)	(35,938,780)	(1,188,718,172)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(206,203,542)	$(197,944,263)	$(34,256,907)	$(1,078,157,107)

[a]	Net of foreign withholding tax of $–, $–, $97,395 and $89,208, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statement of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2008

iShares Dow Jones
Transportation Average Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$4,250,942
Interest from affiliated issuers (Note 2)	7,282
Securities lending income from affiliated issuers (Note 2)	102,595

Total investment income	4,360,819

EXPENSES
Investment advisory fees (Note 2)	1,544,596

Total expenses	1,544,596

Net investment income	2,816,223

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(13,090,786)
In-kind redemptions	(15,442,006)

Net realized loss	(28,532,792)

Net change in unrealized appreciation (depreciation)	(198,394,604)

Net realized and unrealized loss	(226,927,396)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(224,111,173)

See notes to financial statements.

56	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Index Fund		iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008[a] (Unaudited)	Year ended April 30, 2008[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,346,290	$10,441,445	$5,706,892	$9,533,456
Net realized gain	971,005	36,510,835	82,647,392	157,469,121
Net change in unrealized appreciation (depreciation)	(189,480,591)	(82,584,093)	(487,416,109)	117,465,234

Net increase (decrease) in net assets resulting from operations	(183,163,296)	(35,631,813)	(399,061,825)	284,467,811

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,092,022)	(10,502,856)	(5,408,688)	(9,740,188)
Return of capital	–	–	–	(80,731)

Total distributions to shareholders	(5,092,022)	(10,502,856)	(5,408,688)	(9,820,919)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	133,921,644	81,200,955	419,198,934	516,359,906
Cost of shares redeemed	(43,270,444)	(106,128,163)	(627,249,170)	(497,239,783)

Net increase (decrease) in net assets from capital share transactions	90,651,200	(24,927,208)	(208,050,236)	19,120,123

INCREASE (DECREASE) IN NET ASSETS	(97,604,118)	(71,061,877)	(612,520,749)	293,767,015

NET ASSETS
Beginning of period	579,187,866	650,249,743	1,198,856,695	905,089,680

End of period	$481,583,748	$579,187,866	$586,335,946	$1,198,856,695

Undistributed net investment income included in net assets at end of period	$832,156	$577,888	$310,188	$11,984

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	1,150,000	9,650,000	12,300,000
Shares redeemed	(750,000)	(1,600,000)	(15,550,000)	(11,700,000)

Net increase (decrease) in shares outstanding	1,650,000	(450,000)	(5,900,000)	600,000

[a]	Share transactions were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Healthcare Sector Index Fund		iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,073,466	$11,717,905	$1,844,876	$2,100,384
Net realized gain (loss)	5,430,053	87,575,639	(17,526,954)	28,449,554
Net change in unrealized appreciation (depreciation)	(156,751,489)	(196,188,207)	(329,782,089)	(70,663,379)

Net decrease in net assets resulting from operations	(145,247,970)	(96,894,663)	(345,464,167)	(40,113,441)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,902,545)	(13,659,478)	(2,127,413)	(2,026,484)
Return of capital	–	–	–	(483,115)

Total distributions to shareholders	(5,902,545)	(13,659,478)	(2,127,413)	(2,509,599)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	353,732,433	286,237,270	209,399,341	593,037,172
Cost of shares redeemed	(120,656,131)	(620,914,062)	(227,533,947)	(244,252,586)

Net increase (decrease) in net assets from capital share transactions	233,076,302	(334,676,792)	(18,134,606)	348,784,586

INCREASE (DECREASE) IN NET ASSETS	81,925,787	(445,230,933)	(365,726,186)	306,161,546

NET ASSETS
Beginning of period	857,697,104	1,302,928,037	1,088,048,123	781,886,577

End of period	$939,622,891	$857,697,104	$722,321,937	$1,088,048,123

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$583,439	$412,518	$(205,216)	$77,321

SHARES ISSUED AND REDEEMED
Shares sold	5,800,000	4,050,000	3,800,000	9,750,000
Shares redeemed	(2,000,000)	(8,850,000)	(4,750,000)	(4,250,000)

Net increase (decrease) in shares outstanding	3,800,000	(4,800,000)	(950,000)	5,500,000

See notes to financial statements.

58	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Telecommunications Sector Index Fund		iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,913,578	$17,350,750	$10,629,718	$20,608,950
Net realized gain (loss)	(45,055,243)	134,062,548	17,961,066	110,487,682
Net change in unrealized appreciation (depreciation)	(170,061,877)	(327,180,438)	(226,535,047)	(149,384,346)

Net decrease in net assets resulting from operations	(206,203,542)	(175,767,140)	(197,944,263)	(18,287,714)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,486,701)	(18,494,042)	(9,967,157)	(20,553,969)

Total distributions to shareholders	(8,486,701)	(18,494,042)	(9,967,157)	(20,553,969)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	87,241,607	648,667,188	66,490,366	279,925,207
Cost of shares redeemed	(90,684,101)	(897,943,516)	(133,530,166)	(396,928,128)

Net decrease in net assets from capital share transactions	(3,442,494)	(249,276,328)	(67,039,800)	(117,002,921)

DECREASE IN NET ASSETS	(218,132,737)	(443,537,510)	(274,951,220)	(155,844,604)

NET ASSETS
Beginning of period	596,314,518	1,039,852,028	803,978,068	959,822,672

End of period	$378,181,781	$596,314,518	$529,026,848	$803,978,068

Undistributed net investment income included in net assets at end of period	$3,385,421	$2,958,544	$755,133	$92,572

SHARES ISSUED AND REDEEMED
Shares sold	3,900,000	19,850,000	700,000	2,800,000
Shares redeemed	(4,000,000)	(29,050,000)	(1,450,000)	(4,050,000)

Net decrease in shares outstanding	(100,000)	(9,200,000)	(750,000)	(1,250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones EPAC Select Dividend Index Fund		iShares Dow Jones Select Dividend Index Fund
	Six months ended October 31, 2008 (Unaudited)	Period from June 11, 2007[a] to April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,681,873	$3,203,400	$110,561,065	$269,553,471
Net realized gain (loss)	(7,699,433)	(1,779,152)	(572,865,576)	374,782,952
Net change in unrealized appreciation (depreciation)	(28,239,347)	(6,814,242)	(615,852,596)	(1,906,774,472)

Net decrease in net assets resulting from operations	(34,256,907)	(5,389,994)	(1,078,157,107)	(1,262,438,049)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,380,735)	(2,204,265)	(111,610,541)	(271,513,153)

Total distributions to shareholders	(2,380,735)	(2,204,265)	(111,610,541)	(271,513,153)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,703,372	93,549,310	211,340,402	2,076,180,232
Cost of shares redeemed	–	(23,874,526)	(654,769,326)	(3,299,741,338)

Net increase (decrease) in net assets from capital share transactions	11,703,372	69,674,784	(443,428,924)	(1,223,561,106)

INCREASE (DECREASE) IN NET ASSETS	(24,934,270)	62,080,525	(1,633,196,572)	(2,757,512,308)

NET ASSETS
Beginning of period	62,080,525	–	5,901,871,752	8,659,384,060

End of period	$37,146,255	$62,080,525	$4,268,675,180	$5,901,871,752

Undistributed net investment income included in net assets at end of period	$332,545	$1,031,407	$16,751,902	$17,801,378

SHARES ISSUED AND REDEEMED
Shares sold	350,000	2,000,000	4,100,000	31,700,000
Shares redeemed	–	(550,000)	(12,700,000)	(50,250,000)

Net increase (decrease) in shares outstanding	350,000	1,450,000	(8,600,000)	(18,550,000)

[a]	Commencement of operations.

See notes to financial statements.

60	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones Transportation Average Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,816,223	$3,294,978
Net realized loss	(28,532,792)	(19,566,491)
Net change in unrealized appreciation (depreciation)	(198,394,604)	26,525,514

Net increase (decrease) in net assets resulting from operations	(224,111,173)	10,254,001

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,116,908)	(3,377,671)

Total distributions to shareholders	(3,116,908)	(3,377,671)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,466,632,729	4,194,873,504
Cost of shares redeemed	(2,550,337,229)	(3,795,088,785)

Net increase (decrease) in net assets from capital share transactions	(83,704,500)	399,784,719

INCREASE (DECREASE) IN NET ASSETS	(310,932,581)	406,661,049

NET ASSETS
Beginning of period	771,972,623	365,311,574

End of period	$461,040,042	$771,972,623

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(281,410)	$19,275

SHARES ISSUED AND REDEEMED
Shares sold	27,600,000	48,450,000
Shares redeemed	(29,350,000)	(44,150,000)

Net increase (decrease) in shares outstanding	(1,750,000)	4,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of period	$67.74	$72.25	$64.06	$55.32	$52.57	$42.83

Income from investment operations:
Net investment income	0.59 [a]	1.16 [a]	1.07 [a]	0.98	0.99	0.70
Net realized and unrealized gain (loss)[b]	(20.55)	(4.51)	8.16	8.71	2.72	9.74

Total from investment operations	(19.96)	(3.35)	9.23	9.69	3.71	10.44

Less distributions from:
Net investment income	(0.57)	(1.16)	(1.04)	(0.95)	(0.96)	(0.70)

Total distributions	(0.57)	(1.16)	(1.04)	(0.95)	(0.96)	(0.70)

Net asset value, end of period	$47.21	$67.74	$72.25	$64.06	$55.32	$52.57

Total return	(29.67)%[c]	(4.70)%	14.57%	17.63%	7.05%	24.50%

Ratios/Supplemental data:
Net assets, end of period (000s)	$481,584	$579,188	$650,250	$509,301	$414,902	$381,157
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.92%	1.64%	1.62%	1.63%	1.81%	1.49%
Portfolio turnover rate[e]	3%	4%	4%	5%	6%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended Oct. 31, 2008[a] (Unaudited)	Year ended Apr. 30, 2008[a]	Year ended Apr. 30, 2007[a]	Year ended Apr. 30, 2006[a]	Year ended Apr. 30, 2005[a]	Year ended Apr. 30, 2004[a]

Net asset value, beginning of period	$47.57	$36.79	$32.31	$23.53	$17.74	$13.06

Income from investment operations:
Net investment income	0.24 [b]	0.36 [b]	0.37 [b]	0.28	0.24	0.23
Net realized and unrealized gain (loss)[c]	(17.20)	10.79	4.49	8.79	5.80	4.69

Total from investment operations	(16.96)	11.15	4.86	9.07	6.04	4.92

Less distributions from:
Net investment income	(0.23)	(0.37)	(0.37)	(0.29)	(0.25)	(0.23)
Return of capital	–	(0.00)[d]	(0.01)	–	–	(0.01)

Total distributions	(0.23)	(0.37)	(0.38)	(0.29)	(0.25)	(0.24)

Net asset value, end of period	$30.38	$47.57	$36.79	$32.31	$23.53	$17.74

Total return	(35.80)%[e]	30.45%	15.26%	38.69%	34.26%	37.90%

Ratios/Supplemental data:
Net assets, end of period (000s)	$586,336	$1,198,857	$905,090	$954,697	$638,773	$348,524
Ratio of expenses to average net assets[f]	0.47%	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[f]	1.09%	0.84%	1.13%	1.00%	1.16%	1.42%
Portfolio turnover rate[g]	17%	2%	6%	2%	3%	2%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of period	$63.53	$71.20	$61.79	$60.43	$58.99	$50.80

Income from investment operations:
Net investment income	0.43 [a]	0.76 [a]	0.86 [a]	0.46	0.42	0.40
Net realized and unrealized gain (loss)[b]	(9.23)	(7.55)	9.29	1.36	1.44	8.19

Total from investment operations	(8.80)	(6.79)	10.15	1.82	1.86	8.59

Less distributions from:
Net investment income	(0.42)	(0.88)	(0.74)	(0.46)	(0.42)	(0.40)

Total distributions	(0.42)	(0.88)	(0.74)	(0.46)	(0.42)	(0.40)

Net asset value, end of period	$54.31	$63.53	$71.20	$61.79	$60.43	$58.99

Total return	(13.94)%[c]	(9.63)%	16.55%	2.99%	3.18%	16.96%

Ratios/Supplemental data:
Net assets, end of period (000s)	$939,623	$857,697	$1,302,928	$1,177,029	$1,169,283	$651,797
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.37%	1.10%	1.32%	0.75%	0.74%	0.71%
Portfolio turnover rate[e]	2%	5%	5%	4%	4%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of period	$56.38	$56.66	$51.89	$42.94	$44.49	$35.34

Income from investment operations:
Net investment income (loss)	0.09 [a]	0.13 [a]	0.08 [a]	(0.01)	0.72	(0.10)
Net realized and unrealized gain (loss)[b]	(17.01)	(0.25)	4.80	9.00	(1.53)	9.25

Total from investment operations	(16.92)	(0.12)	4.88	8.99	(0.81)	9.15

Less distributions from:
Net investment income	(0.10)	(0.13)	(0.08)	–	(0.71)	–
Return of capital	–	(0.03)	(0.03)	(0.04)	(0.03)	–

Total distributions	(0.10)	(0.16)	(0.11)	(0.04)	(0.74)	–

Net asset value, end of period	$39.36	$56.38	$56.66	$51.89	$42.94	$44.49

Total return	(30.05)%[c]	(0.23)%	9.43%	20.94%	(2.01)%	25.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$722,322	$1,088,048	$781,887	$557,864	$395,005	$322,536
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[d]	0.34%	0.21%	0.15%	(0.04)%	1.78%	(0.22)%
Portfolio turnover rate[e]	3%	5%	6%	7%	9%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of period	$25.27	$31.70	$25.57	$22.96	$21.58	$18.43

Income from investment operations:
Net investment income	0.37 [a]	0.58 [a]	0.70 [a]	0.87 [a]	0.64	0.45
Net realized and unrealized gain (loss)[b]	(9.19)	(6.38)	6.05	2.55	1.35	3.15

Total from investment operations	(8.82)	(5.80)	6.75	3.42	1.99	3.60

Less distributions from:
Net investment income	(0.36)	(0.63)	(0.62)	(0.81)	(0.61)	(0.45)

Total distributions	(0.36)	(0.63)	(0.62)	(0.81)	(0.61)	(0.45)

Net asset value, end of period	$16.09	$25.27	$31.70	$25.57	$22.96	$21.58

Total return	(35.40)%[c]	(18.57)%	26.71%	15.24%	9.26%	19.71%

Ratios/Supplemental data:
Net assets, end of period (000s)	$378,182	$596,315	$1,039,852	$547,275	$313,378	$215,757
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	3.24%	1.92%	2.46%	3.63%	2.97%	2.27%
Portfolio turnover rate[e]	13%	35%	12%	25%	10%	22%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of period	$97.45	$101.03	$76.76	$72.98	$57.58	$49.11

Income from investment operations:
Net investment income	1.33 [a]	2.41 [a]	2.25 [a]	2.20	1.99	1.87
Net realized and unrealized gain (loss)[b]	(27.00)	(3.56)	24.31	3.76	15.41	8.47

Total from investment operations	(25.67)	(1.15)	26.56	5.96	17.40	10.34

Less distributions from:
Net investment income	(1.24)	(2.43)	(2.29)	(2.18)	(2.00)	(1.87)

Total distributions	(1.24)	(2.43)	(2.29)	(2.18)	(2.00)	(1.87)

Net asset value, end of period	$70.54	$97.45	$101.03	$76.76	$72.98	$57.58

Total return	(26.62)%[c]	(1.09)%	35.16%	8.16%	30.71%	21.28%

Ratios/Supplemental data:
Net assets, end of period (000s)	$529,027	$803,978	$959,823	$675,481	$645,868	$440,490
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	2.93%	2.46%	2.59%	2.82%	3.10%	3.41%
Portfolio turnover rate[e]	4%	7%	5%	5%	7%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones EPAC Select Dividend Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Period from Jun. 11, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$42.81	$49.10

Income from investment operations:
Net investment income[b]	1.05	3.30
Net realized and unrealized loss[c]	(21.73)	(7.66)

Total from investment operations	(20.68)	(4.36)

Less distributions from:
Net investment income	(1.49)	(1.93)

Total distributions	(1.49)	(1.93)

Net asset value, end of period	$20.64	$42.81

Total return	(49.73)%[d]	(9.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,146	$62,081
Ratio of expenses to average net assets[e]	0.50%	0.50%
Ratio of net investment income to average net assets[e]	6.10%	8.29%
Portfolio turnover rate[f]	16%	42%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Select Dividend Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Period from Nov. 3, 2003[a] to Apr. 30, 2004

Net asset value, beginning of period	$59.40	$73.45	$64.05	$59.60	$53.64	$50.51

Income from investment operations:
Net investment income	1.17 [b]	2.44 [b]	2.23 [b]	2.12	1.92	0.76
Net realized and unrealized gain (loss)[c]	(12.35)	(14.01)	9.39	4.29	5.94	3.12

Total from investment operations	(11.18)	(11.57)	11.62	6.41	7.86	3.88

Less distributions from:
Net investment income	(1.18)	(2.48)	(2.22)	(1.96)	(1.90)	(0.75)

Total distributions	(1.18)	(2.48)	(2.22)	(1.96)	(1.90)	(0.75)

Net asset value, end of period	$47.04	$59.40	$73.45	$64.05	$59.60	$53.64

Total return	(19.04)%[d]	(16.05)%	18.48%	10.88%	14.81%	7.70%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,268,675	$5,901,872	$8,659,384	$6,257,704	$6,371,480	$1,939,177
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	4.38%	3.64%	3.28%	3.35%	3.39%	3.43%
Portfolio turnover rate[f]	15%	20%	6%	14%	20%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Transportation Average Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Period from Oct. 6, 2003[a] to Apr. 30, 2004

Net asset value, beginning of period	$92.45	$90.20	$83.75	$61.62	$51.90	$50.22

Income from investment operations:
Net investment income	0.37 [b]	0.76 [b]	0.51 [b]	0.32	0.34	0.39
Net realized and unrealized gain (loss)[c]	(22.58)	2.35	6.53	22.18	9.74	1.72

Total from investment operations	(22.21)	3.11	7.04	22.50	10.08	2.11

Less distributions from:
Net investment income	(0.39)	(0.86)	(0.54)	(0.30)	(0.33)	(0.32)
Return of capital	–	–	(0.05)	(0.07)	(0.03)	(0.11)

Total distributions	(0.39)	(0.86)	(0.59)	(0.37)	(0.36)	(0.43)

Net asset value, end of period	$69.85	$92.45	$90.20	$83.75	$61.62	$51.90

Total return	(24.09)%[d]	3.49%	8.45%	36.65%	19.42%	4.19%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$461,040	$771,973	$365,312	$293,125	$107,840	$23,354
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	0.86%	0.86%	0.60%	0.39%	0.54%	0.43%
Portfolio turnover rate[f]	8%	9%	8%	10%	5%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S., iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, iShares Dow Jones EPAC Select Dividend, iShares Dow Jones Select Dividend and iShares Dow Jones Transportation Average Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Dow Jones U.S. and iShares Dow Jones Select Dividend Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The iShares Dow Jones EPAC Select Dividend Index Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Effective May 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of October 31, 2008:

Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3		Total
Dow Jones U.S.	$487,190,272	$–	$0	[a]	$487,190,272
Dow Jones U.S. Energy Sector	589,924,410	–	–		589,924,410
Dow Jones U.S. Healthcare Sector	954,007,906	–	–		954,007,906
Dow Jones U.S. Technology Sector	735,944,518	–	–		735,944,518
Dow Jones U.S. Telecommunications Sector	410,338,871	–	2		410,338,873
Dow Jones U.S. Utilities Sector	541,534,002	–	–		541,534,002
Dow Jones EPAC Select Dividend	36,997,115	–	7		36,997,122
Dow Jones Select Dividend	4,265,555,290	–	–		4,265,555,290
Dow Jones Transportation Average	470,369,562	–	–		470,369,562

[a]	Rounds to less than $1.

72	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended October 31, 2008:

iShares Index Fund	Balance at Beginning of Period		(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Dow Jones U.S.	$0	[a]	$–	$–	$–	$–	$0	[a]	$–
Dow Jones U.S. Telecommunications Sector	2		–	–	–	–	2		–
Dow Jones EPAC Select Dividend	209,653		–	–	–	(209,646)	7		–

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2008.

Certain Funds had tax basis net capital loss carryforwards as of April 30, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Dow Jones U.S.	$–	$–	$–	$773,777	$–	$–	$–	$773,777
Dow Jones U.S. Energy Sector	–	2,710,478	124,959	–	–	712,195	–	3,547,632
Dow Jones U.S. Healthcare Sector	–	–	799,884	–	519,297	3,188,912	2,321,632	6,829,725
Dow Jones U.S. Technology Sector	3,803,426	10,610,555	1,952,962	2,052,426	3,556,590	5,706,797	4,320,339	32,003,095
Dow Jones U.S. Telecommunications Sector	4,591,393	12,363,187	998,718	376,854	–	3,799,540	–	22,129,692
Dow Jones U.S. Utilities Sector	–	3,329,447	8,539,740	1,702,578	–	4,406,966	–	17,978,731
Dow Jones Select Dividend	–	–	–	842,993	30,488,444	11,633,250	22,860,226	65,824,913
Dow Jones Transportation Average	–	–	–	2,986	1,535,209	781,024	–	2,319,219

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The iShares Dow Jones EPAC Select Dividend Index Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies. “This Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended October 31, 2008, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2008 are disclosed in the Funds’ Statements of Operations.

74	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Dow Jones U.S.	$608,603,155	$34,352,339	$(155,765,222)	$(121,412,883)
Dow Jones U.S. Energy Sector	834,656,990	–	(244,732,580)	(244,732,580)
Dow Jones U.S. Healthcare Sector	1,258,163,303	486,362	(304,641,759)	(304,155,397)
Dow Jones U.S. Technology Sector	1,117,777,213	17,583,055	(399,415,750)	(381,832,695)
Dow Jones U.S. Telecommunications Sector	746,712,572	15,153,090	(351,526,789)	(336,373,699)
Dow Jones U.S. Utilities Sector	692,375,789	7,120,816	(157,962,603)	(150,841,787)
Dow Jones EPAC Select Dividend	73,925,968	–	(36,928,846)	(36,928,846)
Dow Jones Select Dividend	5,553,833,177	168,513,539	(1,456,791,426)	(1,288,277,887)
Dow Jones Transportation Average	659,181,023	1,085,287	(189,896,748)	(188,811,461)

The Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of October 31, 2008, inclusive of the prior three open tax return years, as applicable, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each of the iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector and iShares Dow Jones Transportation Average Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares Dow Jones U.S., iShares Dow Jones EPAC Select Dividend and iShares Dow Jones Select Dividend Index Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S.	0.20%
Dow Jones EPAC Select Dividend	0.50
Dow Jones Select Dividend	0.40

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S.	$61,112
Dow Jones U.S. Energy Sector	21,036
Dow Jones U.S. Healthcare Sector	51,366
Dow Jones U.S. Technology Sector	85,334

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Telecommunications Sector	$197,388
Dow Jones U.S. Utilities Sector	19,385
Dow Jones Select Dividend	981,830
Dow Jones Transportation Average	102,595

Cross trades for the six months ended October 31, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations.

76	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the six months ended October 31, 2008, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

Dow Jones EPAC Select Dividend
Barclays PLC	102	30	132	–	$–	$22,879	$(739,225)

Dow Jones Select Dividend
FirstMerit Corp.	4,338	177	797	3,718	86,701,964	2,424,454	(3,224,944)
Nicor Inc.	2,965	119	480	2,604	120,343,039	2,512,056	2,613,206
PacWest Bancorp	–	1,927	177	1,750	43,743,046	796,097	870,246
Provident Bankshares Corp.	2,561	240	334	2,467	26,318,846	538,295	(664,737)
Superior Industries International Inc.	1,566	65	200	1,431	20,456,736	473,911	(127,677)
Universal Corp.	1,688	70	216	1,542	61,042,237	1,418,984	786,749
Watsco Inc.	1,334	450	193	1,591	65,357,877	1,331,418	1,695,178

					$423,963,745	$9,495,215	$1,948,021

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2008 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S.	$21,182,495	$17,297,691
Dow Jones U.S. Energy Sector	175,627,111	175,054,500
Dow Jones U.S. Healthcare Sector	15,403,557	13,728,506
Dow Jones U.S. Technology Sector	36,984,273	29,104,966
Dow Jones U.S. Telecommunications Sector	72,540,114	67,510,612
Dow Jones U.S. Utilities Sector	35,045,785	27,521,490
Dow Jones EPAC Select Dividend	9,051,245	8,393,373
Dow Jones Select Dividend	824,065,193	751,956,354
Dow Jones Transportation Average	55,015,162	54,665,827

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S.	$133,544,890	$43,161,913
Dow Jones U.S. Energy Sector	418,223,928	625,398,738
Dow Jones U.S. Healthcare Sector	352,704,949	119,932,798
Dow Jones U.S. Technology Sector	209,113,122	227,203,423
Dow Jones U.S. Telecommunications Sector	86,973,785	90,284,014
Dow Jones U.S. Utilities Sector	66,258,303	133,201,894
Dow Jones EPAC Select Dividend	11,071,718	–
Dow Jones Select Dividend	210,515,248	651,629,398
Dow Jones Transportation Average	2,462,134,511	2,545,291,937

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The Board authorized a three-for-one stock split for the iShares Dow Jones U.S. Energy Sector Index Fund, effective July 24, 2008, for the shareholders of record on July 21, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of three, while decreasing the net asset value per share by a factor of three, resulting in no effect to total net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

78	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of October 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	79

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2008, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed,

80	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. The Board also reviewed statistical information from Lipper displaying the effects of the current breakpoints in the investment advisory fee rates for certain of the Funds (as discussed below) at various asset levels of such Funds as compared to their Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board was also presented with materials regarding the current breakpoints in the investment advisory fee rates at certain asset levels of the iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities and iShares Dow Jones Transportation Average Index Funds (the “Sector Funds”) on an aggregate basis with certain other iShares funds. The Board noted that the Advisory Contract did not provide for any breakpoints in the other Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the other Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board discussed the substantial growth in assets of certain iShares funds, including the Sector Funds, over the last few years. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the current breakpoints for the Sector Funds were appropriate and warranted for these Funds but that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the other Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons,

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

82	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	83

Notes:

84	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	85

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

iS-0175 1208

86	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, is affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-SAR-41-1008

iShares®

LET'S BUILD A BETTER INVESTMENT WORLD.℠

BARCLAYS GLOBAL INVESTORS

2008 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® DOW JONES SERIES

OCTOBER 31, 2008

» *Would you prefer to receive materials like this electronically? See inside cover for details.*

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it's a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm's name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Aerospace & Defense Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Aerospace & Defense Index (the “Index”). The Index measures the performance of the aerospace and defense sector of the U.S. equity market. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons. The Fund invests in a representative sample of securities included in the Index that has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (31.07)%, while the total return for the Index was (31.00)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(37.94)%	(37.81)%	(37.71)%	(5.15)%	(5.09)%	(4.70)%	(12.40)%	(12.25)%	(11.35)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Aerospace/Defense	47.19%

Aerospace/Defense - Equipment	28.00

Metal Processors & Fabricators	5.84

Electronics - Military	4.81

Electronic Measuring Instruments	4.69

Advanced Materials/Products	2.72

Diversified Manufacturing Operations	2.53

Enterprise Software/Services	1.75

Commercial Services	0.85

Electronic Security Devices	0.83

Automotive - Medium & Heavy Duty Trucks	0.68

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
United Technologies Corp.	11.11%

Boeing Co. (The)	9.23

Lockheed Martin Corp.	7.68

Raytheon Co.	7.29

General Dynamics Corp.	6.44

Northrop Grumman Corp.	5.43

L-3 Communications Holdings Inc.	4.81

Precision Castparts Corp.	4.15

Rockwell Collins Inc.	3.55

FLIR Systems Inc.	3.43

TOTAL	63.12%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Broker-Dealers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Investment Services Index (the “Index”). The Index measures the performance of the investment services sector of the U.S. equity market, and includes companies providing a range of specialized financial services, including securities brokers and dealers, online brokers and securities or commodities exchanges. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (44.01)%, while the total return for the Index was (44.03)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(57.91)%	(57.86)%	(57.87)%	(25.34)%	(25.37)%	(25.22)%	(51.89)%	(51.94)%	(51.64)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Finance - Investment Banker/Broker	67.19%

Finance - Other Services	26.43

Investment Management/ Advisory Services	6.27

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Goldman Sachs Group Inc. (The)	8.13%

Merrill Lynch & Co. Inc.	7.42

CME Group Inc.	7.05

Charles Schwab Corp. (The)	6.24

Intercontinental Exchange Inc.	5.93

NASDAQ OMX Group Inc. (The)	5.64

Morgan Stanley	5.42

NYSE Euronext Inc.	4.89

TD Ameritrade Holding Corp.	3.44

Raymond James Financial Inc.	3.28

TOTAL	57.44%

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Healthcare Providers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Health Care Providers Index (the “Index”). The Index measures the performance of the health care providers sector of the U.S. equity market, and includes companies that are health care providers, such as owners and operators of health maintenance organizations, hospitals, clinics, dentists, opticians, nursing homes and rehabilitation and retirement centers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (29.80)%, while the total return for the Index was (29.64)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(41.37)%	(41.29)%	(41.13)%	(12.64)%	(12.62)%	(12.26)%	(28.71)%	(28.67)%	(27.89)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Medical - HMO	44.73%

Pharmacy Services	17.65

Medical Labs & Testing Services	10.98

Medical - Hospitals	6.16

Medical - Outpatient/Home Medical Care	4.73

Dialysis Centers	3.99

Research & Development	3.06

Physical Therapy/Rehab Centers	2.36

Physician Practice Management	1.75

Medical - Nursing Homes	1.48

Commercial Services	1.19

Retirement/Aged Care	0.69

Medical - Drugs	0.56

Life/Health Insurance	0.38

Internet Applications Software	0.29

Short-Term and Other Net Assets	0.00

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
UnitedHealth Group Inc.	14.45%

WellPoint Inc.	10.33

Medco Health Solutions Inc.	10.00

Express Scripts Inc.	7.12

Aetna Inc.	6.43

Quest Diagnostics Inc.	4.49

Laboratory Corp. of America Holdings	4.35

DaVita Inc.	3.99

Humana Inc.	3.25

CIGNA Corp.	2.74

TOTAL	67.15%

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Home Construction Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Home Construction Index (the “Index”). The Index measures the performance of the home construction sector of the U.S. equity market, and includes companies that are constructors of residential homes, including manufacturers of mobile and prefabricated homes. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (38.19)%, while the total return for the Index was (38.47)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(39.76)%	(39.84)%	(38.65)%	(41.84)%	(41.86)%	(41.17)%	(74.26)%	(74.28)%	(73.46)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Building - Residential/Commercial	81.58%

Building - Mobil Home/Manufactured Housing & RV	17.70

Real Estate Operating/Development	0.54

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Toll Brothers Inc.	9.29%

NVR Inc.	7.07

Pulte Homes Inc.	6.92

M.D.C. Holdings Inc.	6.46

Cavco Industries Inc.	6.27

Standard-Pacific Corp.	6.13

Centex Corp.	5.89

Meritage Homes Corp.	5.47

KB Home	5.24

Ryland Group Inc.	5.18

TOTAL	63.92%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Insurance Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Insurance Index (the “Index”). The Index measures the performance of the insurance sector of the U.S. equity market, and includes companies in the following industry groups: full line insurance, insurance brokers, property and casualty insurance, reinsurance and life insurance. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (48.16)%, while the total return for the Index was (48.18)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(55.88)%	(55.74)%	(55.82)%	(26.00)%	(25.93)%	(25.77)%	(52.95)%	(52.85)%	(52.53)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Property/Casualty Insurance	38.10%

Multi-line Insurance	30.07

Life/Health Insurance	26.36

Insurance Brokers	2.67

Financial Guarantee Insurance	1.72

Reinsurance	0.99

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Travelers Companies Inc. (The)	10.94%

Aflac Inc.	9.17

Chubb Corp.	8.20

MetLife Inc.	7.05

Allstate Corp. (The)	6.24

Prudential Financial Inc.	5.53

Loews Corp.	4.71

Progressive Corp. (The)	4.02

Unum Group	2.44

Principal Financial Group Inc.	2.05

TOTAL	60.35%

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Medical Devices Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Medical Equipment Index (the “Index”). The Index measures the performance of the medical equipment sector of the U.S. equity market, and includes medical equipment companies such as manufacturers and distributors of medical devices such as magnetic resonance imaging (MRI) scanners, prosthetics, pacemakers, X-ray machines, and other non-disposable medical devices. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (20.06)%, while the total return for the Index was (19.75)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(25.48)%	(25.24)%	(24.89)%	(3.48)%	(3.38)%	(2.95)%	(8.50)%	(8.25)%	(7.21)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Medical Instruments	38.16%

Medical Products	27.73

Instruments - Scientific	14.28

Medical - Biomedical/Gene	4.12

Hospital Beds/Equipment	3.17

Diagnostic Equipment	3.01

Respiratory Products	2.21

Medical Sterilization Products	2.14

Patient Monitoring Equipment	1.71

Electronic Measuring Instruments	0.95

Enterprise Software/Services	0.72

Ultra Sound Imaging Systems	0.67

Dental Supplies & Equipment	0.59

Optical Supplies	0.51

Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Medtronic Inc.	10.56%

Covidien Ltd.	7.49

Stryker Corp.	6.64

Thermo Fisher Scientific Inc.	6.22

St. Jude Medical Inc.	5.83

Boston Scientific Corp.	5.51

Zimmer Holdings Inc.	4.62

Applied Biosystems Inc.	3.69

Intuitive Surgical Inc.	3.46

Varian Medical Systems Inc.	3.46

TOTAL	57.48%

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Exploration & Production Index (the “Index”). The Index measures the performance of the oil exploration and production sub-sector of the U.S. equity market, and includes companies that are engaged in the exploration for and extraction, production, refining, and supply of oil and gas products. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (41.96)%, while the total return for the Index was (41.90)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(34.02)%	(35.54)%	(33.82)%	(5.65)%	(6.54)%	(5.35)%	(13.55)%	(15.59)%	(12.84)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Oil Companies - Exploration & Production	90.58%

Oil Refining & Marketing	7.29

Oil - U.S. Royalty Trusts	1.54

Oil & Gas Drilling	0.48

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Occidental Petroleum Corp.	11.48%

Devon Energy Corp.	9.29

Apache Corp.	7.65

EOG Resources Inc.	6.24

XTO Energy Inc.	5.86

Anadarko Petroleum Corp.	5.01

Southwestern Energy Co.	4.47

Chesapeake Energy Corp.	3.74

Valero Energy Corp.	3.56

Noble Energy Inc.	3.29

TOTAL	60.59%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Oil Equipment & Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Equipment & Services Index (the “Index”). The Index measures the performance of the oil equipment and services sector of the U.S. equity market, and includes companies that are suppliers of equipment or services to oil fields and offshore platforms, such as drilling, exploration, engineering, logistics, seismic information services and platform construction. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (50.29)%, while the total return for the Index was (50.23)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(45.59)%	(45.60)%	(45.44)%	(14.66)%	(14.66)%	(14.35)%	(32.76)%	(32.76)%	(32.11)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Oil - Field Services	47.35%

Oil & Gas Drilling	33.74

Oil Field Machinery & Equipment	14.75

Transportation - Marine	2.45

Transportation - Services	1.00

Seismic Data Collection	0.53

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Schlumberger Ltd.	14.25%

Transocean Inc.	8.87

Halliburton Co.	6.29

National Oilwell Varco Inc.	4.93

Weatherford International Ltd.	4.72

Baker Hughes Inc.	4.49

Noble Corp.	4.20

Smith International Inc.	3.49

Diamond Offshore Drilling Inc.	3.31

ENSCO International Inc.	2.95

TOTAL	57.50%

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Pharmaceuticals Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Pharmaceuticals Index (the “Index”). The Index measures the performance of the pharmaceuticals sector of the U.S. equity market, and includes pharmaceutical companies such as manufacturers of prescription or over-the-counter drugs or vaccines, but excludes producers of vitamins. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (12.86)%, while the total return for the Index was (12.44)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(21.94)%	(21.71)%	(21.38)%	(4.98)%	(4.82)%	(4.49)%	(12.00)%	(11.65)%	(10.84)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Medical - Drugs	69.06%

Medical - Generic Drugs	11.97

Medical Products	11.56

Drug Delivery Systems	2.23

Therapeutics	2.16

Medical - Biomedical/Gene	2.14

Consumer Products - Miscellaneous	0.73

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Johnson & Johnson	9.36%

Pfizer Inc.	8.94

Abbott Laboratories	7.51

Merck & Co. Inc.	7.03

Bristol-Myers Squibb Co.	5.82

Wyeth	5.45

Eli Lilly and Co.	4.61

Schering-Plough Corp.	4.27

Barr Pharmaceuticals Inc.	3.19

Allergan Inc.	3.02

TOTAL	59.20%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

Performance as of October 31, 2008

The iShares Dow Jones U.S. Regional Banks Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Regional Banks Index (the “Index”). The Index measures the performance of the regional bank sector of the U.S. equity market, and is a subset of the Dow Jones U.S. Bank Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (18.02)%, while the total return for the Index was (17.97)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(30.86)%	(30.78)%	(30.75)%	(16.30)%	(16.34)%	(16.03)%	(35.96)%	(36.04)%	(35.39)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Super-Regional Banks - U.S.	40.67%

Commercial Banks - Southern U.S.	17.36

Commercial Banks - Central U.S.	10.89

Savings & Loans/Thrifts - Eastern U.S.	10.32

Commercial Banks - Western U.S.	7.88

Commercial Banks - Eastern U.S.	6.46

Fiduciary Banks	5.54

Savings & Loans/Thrifts - Western U.S.	0.66

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
U.S. Bancorp	18.01%

PNC Financial Services Group Inc. (The)	8.57

BB&T Corp.	7.47

SunTrust Banks Inc.	5.41

Northern Trust Corp.	4.70

Hudson City Bancorp Inc.	3.59

Regions Financial Corp.	3.09

M&T Bank Corp.	2.58

KeyCorp	2.46

Fifth Third Bancorp	2.30

TOTAL	58.18%

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/08)	Ending Account Value (10/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/08 to 10/31/08)
Dow Jones U.S. Aerospace & Defense
Actual	$1,000.00	$ 689.30	0.47%	$2.00
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Broker-Dealers
Actual	1,000.00	559.90	0.47	1.85
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Healthcare Providers
Actual	1,000.00	702.00	0.47	2.02
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Home Construction
Actual	1,000.00	618.10	0.47	1.92
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/08)	Ending Account Value (10/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/08 to 10/31/08)
Dow Jones U.S. Insurance
Actual	$1,000.00	$ 518.40	0.47%	$1.80
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Medical Devices
Actual	1,000.00	799.40	0.47	2.13
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Oil & Gas Exploration & Production
Actual	1,000.00	580.40	0.47	1.87
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Oil Equipment & Services
Actual	1,000.00	497.10	0.47	1.77
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Pharmaceuticals
Actual	1,000.00	871.40	0.47	2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40
Dow Jones U.S. Regional Banks
Actual	1,000.00	819.80	0.47	2.16
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.47	2.40

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVANCED MATERIALS/PRODUCTS – 2.72%
Ceradyne Inc.[a,b]	84,467	$1,984,975
Hexcel Corp.[a]	224,622	2,965,010

		4,949,985

AEROSPACE/DEFENSE – 47.19%
Boeing Co. (The)	320,680	16,761,944
Cubic Corp.	73,160	1,627,810
Esterline Technologies Corp.[a]	77,338	2,788,035
General Dynamics Corp.	193,925	11,697,556
Lockheed Martin Corp.	164,042	13,951,772
Northrop Grumman Corp.	210,358	9,863,687
Raytheon Co.	259,299	13,252,772
Rockwell Collins Inc.	173,161	6,446,784
Spirit AeroSystems Holdings Inc. Class Aa	220,486	3,556,439
Teledyne Technologies Inc.[a]	73,074	3,329,982
TransDigm Group Inc.[a]	81,414	2,453,818

		85,730,599

AEROSPACE/DEFENSE - EQUIPMENT – 28.00%
AAR Corp.[a,b]	150,618	2,408,382
Alliant Techsystems Inc.[a,b]	54,615	4,507,922
BE Aerospace Inc.[a]	216,549	2,786,986
Curtiss-Wright Corp.	90,870	3,353,103
GenCorp Inc.[a,b]	239,799	1,175,015
Goodrich Corp.	158,458	5,793,224
HEICO Corp. Class A	75,820	2,128,267
Moog Inc. Class Aa	88,227	3,098,532
Orbital Sciences Corp.[a]	147,453	3,021,312
Triumph Group Inc.	54,969	2,410,940
United Technologies Corp.	367,285	20,185,984

		50,869,667

AUTOMOTIVE - MEDIUM & HEAVY DUTY TRUCKS – 0.68%
Force Protection Inc.[a]	442,440	1,234,408

		1,234,408

COMMERCIAL SERVICES – 0.85%
DynCorp International Inc.[a]	116,753	1,543,475

		1,543,475

Security	Shares	Value
DIVERSIFIED MANUFACTURING OPERATIONS – 2.53%
Textron Inc.	259,496	$4,593,079

		4,593,079

ELECTRONIC MEASURING INSTRUMENTS – 4.69%
Axsys Technologies Inc.[a]	34,780	2,296,523
FLIR Systems Inc.[a,b]	193,898	6,224,126

		8,520,649

ELECTRONIC SECURITY DEVICES – 0.83%
Taser International Inc.[a,b]	299,761	1,501,803

		1,501,803

ELECTRONICS - MILITARY – 4.81%
L-3 Communications Holdings Inc.	107,534	8,728,535

		8,728,535

ENTERPRISE SOFTWARE/SERVICES – 1.75%
ManTech International Corp. Class Aa	58,845	3,174,099

		3,174,099

METAL PROCESSORS & FABRICATORS – 5.84%
Ladish Co. Inc.[a]	75,545	1,286,531
Precision Castparts Corp.	116,413	7,544,727
RBC Bearings Inc.[a]	74,954	1,778,658

		10,609,916

TOTAL COMMON STOCKS (Cost: $291,904,495)		181,456,215

SHORT-TERM INVESTMENTS – 8.73%

MONEY MARKET FUNDS – 8.73%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	112,233	112,233
BGI Cash Premier Fund LLC 2.50%[c,d,e]	15,739,740	15,739,740

		15,851,973

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,851,973)		15,851,973

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 108.62% (Cost: $307,756,468)	$197,308,188

Other Assets, Less Liabilities – (8.62)%	(15,655,564)

NET ASSETS – 100.00%	$181,652,624

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.89%

FINANCE - INVESTMENT BANKER/BROKER – 67.19%
Charles Schwab Corp. (The)	365,852	$6,995,090
E*TRADE Financial Corp.[a,b]	1,266,119	2,304,337
Goldman Sachs Group Inc. (The)	98,502	9,111,435
Greenhill & Co. Inc.[b]	40,667	2,682,802
Interactive Brokers Group Inc. Class Aa,b	140,476	3,001,972
Investment Technology Group Inc.[a]	121,631	2,482,489
Jefferies Group Inc.[b]	226,213	3,580,952
KBW Inc.[a,b]	120,515	3,528,679
Knight Capital Group Inc. Class Aa	241,057	3,485,684
LaBranche & Co. Inc.[a]	442,896	2,759,242
Merrill Lynch & Co. Inc.	447,615	8,321,163
Morgan Stanley	348,121	6,081,674
optionsXpress Holdings Inc.	154,723	2,747,880
Piper Jaffray Companies[a]	79,924	3,153,002
Raymond James Financial Inc.	157,738	3,673,718
Stifel Financial Corp.[a]	73,648	3,214,735
SWS Group Inc.	140,127	2,600,757
TD Ameritrade Holding Corp.[a]	290,129	3,855,814
TradeStation Group Inc.[a]	225,392	1,764,819

		75,346,244

FINANCE - OTHER SERVICES – 26.43%
CME Group Inc.	28,002	7,900,764
GFI Group Inc.	447,871	1,437,666
IntercontinentalExchange Inc.[a]	77,754	6,652,632
MF Global Ltd.[a,b]	471,705	1,839,650
NASDAQ OMX Group Inc. (The)[a]	194,736	6,321,131
NYSE Euronext Inc.	181,782	5,486,181

		29,638,024

INVESTMENT MANAGEMENT/ADVISORY SERVICES – 6.27%
Ameriprise Financial Inc.	169,971	3,671,374
Legg Mason Inc.	151,392	3,359,388

		7,030,762

TOTAL COMMON STOCKS (Cost: $189,619,239)		112,015,030

Security	Shares	Value
SHORT-TERM INVESTMENTS – 13.86%

MONEY MARKET FUNDS – 13.86%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	58,458	$58,458
BGI Cash Premier Fund LLC 2.50%[c,d,e]	15,486,552	15,486,552

		15,545,010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,545,010)		15,545,010

TOTAL INVESTMENTS IN SECURITIES – 113.75%
(Cost: $205,164,249)		127,560,040

Other Assets, Less Liabilities – (13.75)%		(15,418,918)

NET ASSETS – 100.00%		$112,141,122

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 100.00%

COMMERCIAL SERVICES – 1.19%
Healthcare Services Group Inc.	28,546	$472,722
HMS Holdings Corp.[a]	17,692	438,231

		910,953

DIALYSIS CENTERS – 3.99%
DaVita Inc.[a]	53,861	3,056,612

		3,056,612

INTERNET APPLICATIONS SOFTWARE – 0.29%
eResearch Technology Inc.[a]	34,478	222,728

		222,728

LIFE/HEALTH INSURANCE – 0.38%
Universal American Corp.[a]	32,790	290,191

		290,191

MEDICAL - DRUGS – 0.56%
PharMerica Corp.[a]	21,020	431,540

		431,540

MEDICAL - HMO – 44.73%
Aetna Inc.	198,194	4,929,085
AMERIGROUP Corp.[a]	35,837	895,925
Centene Corp.[a]	30,643	577,314
CIGNA Corp.	128,829	2,099,913
Coventry Health Care Inc.[a]	79,593	1,049,832
Health Net Inc.[a]	64,027	824,668
HealthSpring Inc.[a]	36,583	604,351
Humana Inc.[a]	84,183	2,490,975
Magellan Health Services Inc.[a]	24,877	918,956
Molina Healthcare Inc.[a]	11,080	246,752
UnitedHealth Group Inc.	466,796	11,077,069
WellCare Health Plans Inc.[a]	27,082	654,572
WellPoint Inc.[a]	203,788	7,921,239

		34,290,651

MEDICAL - HOSPITALS – 6.16%
Community Health Systems Inc.[a]	55,764	1,143,162
Health Management Associates Inc. Class Aa	168,250	353,325
LifePoint Hospitals Inc.[a,b]	34,503	827,037
Tenet Healthcare Corp.[a]	279,630	1,224,779
Universal Health Services Inc. Class B	27,857	1,171,108

		4,719,411

Security	Shares	Value
MEDICAL - NURSING HOMES – 1.48%
Assisted Living Concepts Inc.[a]	43,493	$216,160
Kindred Healthcare Inc.[a]	22,577	327,141
Odyssey Healthcare Inc.[a]	27,324	262,037
Sun Healthcare Group Inc.[a]	28,886	331,611

		1,136,949

MEDICAL - OUTPATIENT/HOME MEDICAL CARE – 4.73%
Amedisys Inc.[a,b]	18,017	1,016,339
AmSurg Corp.[a]	22,736	567,036
Gentiva Health Services Inc.[a]	20,785	564,313
Lincare Holdings Inc.[a]	44,581	1,174,709
Res-Care Inc.[a]	19,892	306,536

		3,628,933

MEDICAL LABS & TESTING SERVICES – 10.98%
Covance Inc.[a]	32,839	1,641,950
Laboratory Corp. of America Holdings[a]	54,182	3,331,651
Quest Diagnostics Inc.	73,623	3,445,556

		8,419,157

PHARMACY SERVICES – 17.65%
Catalyst Health Solutions Inc.[a]	24,039	405,538
Express Scripts Inc.[a]	90,036	5,457,082
Medco Health Solutions Inc.[a]	201,939	7,663,585

		13,526,205

PHYSICAL THERAPY/REHAB CENTERS – 2.36%
HealthSouth Corp.[a]	56,589	709,626
Psychiatric Solutions Inc.[a,b]	32,943	1,096,672

		1,806,298

PHYSICIAN PRACTICE MANAGEMENT – 1.75%
Healthways Inc.[a]	25,296	255,490
Pediatrix Medical Group Inc.[a]	28,018	1,082,896

		1,338,386

RESEARCH & DEVELOPMENT – 3.06%
Kendle International Inc.[a]	9,767	176,490
PAREXEL International Corp.[a]	35,661	370,874
Pharmaceutical Product Development Inc.	57,192	1,771,808
PharmaNet Development Group Inc.[a]	18,456	29,530

		2,348,702

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2008

Security	Shares	Value
RETIREMENT/AGED CARE – 0.69%
Brookdale Senior Living Inc.[b]	28,798	$248,239
Emeritus Corp.[a]	15,879	183,085
Sunrise Senior Living Inc.[a]	32,494	98,132

		529,456

TOTAL COMMON STOCKS (Cost: $145,108,430)		76,656,172

SHORT-TERM INVESTMENTS – 3.85%

MONEY MARKET FUNDS – 3.85%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	29,385	29,385
BGI Cash Premier Fund LLC 2.50%[c,d,e]	2,923,377	2,923,377

		2,952,762

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,952,762)		2,952,762

TOTAL INVESTMENTS IN SECURITIES – 103.85% (Cost: $148,061,192)		79,608,934

Other Assets, Less Liabilities – (3.85)%		(2,947,828)

NET ASSETS – 100.00%		$76,661,106

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.82%

BUILDING - MOBIL HOME/MANUFACTURED HOUSING & RV – 17.70%
Cavalier Homes Inc.[a]	1,000	$1,590
Cavco Industries Inc.[a,b]	476,193	16,204,848
Champion Enterprises Inc.[a,c]	2,528,683	4,728,637
Palm Harbor Homes Inc.[a,b,c]	1,549,865	13,328,839
Skyline Corp.[b]	530,314	11,465,389

		45,729,303

BUILDING - RESIDENTIAL/COMMERCIAL – 81.58%
Beazer Homes USA Inc.[a,b,c]	2,506,460	7,945,478
Brookfield Homes Corp.[c]	1,196,939	10,963,961
Centex Corp.	1,242,938	15,225,990
D.R. Horton Inc.	1,370,755	10,116,172
Hovnanian Enterprises Inc. Class Aa,c	2,140,797	9,184,019
KB Home	811,950	13,551,446
Lennar Corp. Class A	1,428,193	11,054,214
M.D.C. Holdings Inc.	496,184	16,686,668
M/I Homes Inc.[b,c]	836,825	11,389,188
Meritage Homes Corp.[a]	1,028,987	14,127,992
NVR Inc.[a,c]	37,249	18,259,832
Pulte Homes Inc.	1,605,024	17,879,967
Ryland Group Inc.	712,697	13,391,577
Standard-Pacific Corp.[a,b,c]	5,557,379	15,838,530
Toll Brothers Inc.[a,c]	1,038,740	24,015,669
Woodbridge Holdings Corp.[a,b,c]	1,500,214	1,155,165

		210,785,868

REAL ESTATE OPERATING/DEVELOPMENT – 0.54%
Avatar Holdings Inc.[a,c]	41,474	1,408,042

		1,408,042

TOTAL COMMON STOCKS (Cost: $427,545,007)		257,923,213

Security	Shares	Value
SHORT-TERM INVESTMENTS – 26.06%

MONEY MARKET FUNDS – 26.06%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[b,d]	368,502	$368,502
BGI Cash Premier Fund LLC 2.50%[b,d,e]	66,959,165	66,959,165

		67,327,667

TOTAL SHORT-TERM INVESTMENTS (Cost: $67,327,667)		67,327,667

TOTAL INVESTMENTS IN SECURITIES – 125.88% (Cost: $494,872,674)		325,250,880

Other Assets, Less Liabilities – (25.88)%		(66,866,526)

NET ASSETS – 100.00%		$258,384,354

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.91%

FINANCIAL GUARANTEE INSURANCE – 1.72%
Ambac Financial Group Inc.	40,470	$108,460
Assured Guaranty Ltd.[a]	8,510	95,567
MBIA Inc.[a]	32,773	322,159

		526,186

INSURANCE BROKERS – 2.67%
Arthur J. Gallagher & Co.	13,074	318,483
Brown & Brown Inc.	15,990	328,115
Erie Indemnity Co. Class A	4,567	169,847

		816,445

LIFE/HEALTH INSURANCE – 26.36%
Aflac Inc.	63,371	2,806,068
American Equity Investment Life Holding Co.	7,838	35,428
Conseco Inc.[b]	26,169	48,674
Delphi Financial Group Inc. Class A	5,857	92,248
FBL Financial Group Inc. Class A	2,068	36,107
Lincoln National Corp.	35,275	608,141
National Western Life Insurance Co. Class A	349	65,884
Nationwide Financial Services Inc. Class A	7,331	346,830
Phoenix Companies Inc. (The)	15,584	100,828
Presidential Life Corp.	3,167	29,706
Principal Financial Group Inc.	33,083	628,246
Protective Life Corp.	9,850	82,247
Prudential Financial Inc.	56,406	1,692,180
StanCorp Financial Group Inc.	7,027	239,480
Torchmark Corp.	12,158	507,840
Unum Group	47,493	748,015

		8,067,922

MULTI-LINE INSURANCE – 30.07%
Allstate Corp. (The)	72,392	1,910,425
American Financial Group Inc.	10,701	243,234
American National Insurance Co.	2,285	156,020
Assurant Inc.	13,654	347,904
Cincinnati Financial Corp.	21,296	553,483
CNA Financial Corp.	4,219	65,648
Genworth Financial Inc. Class A	60,018	290,487
Hanover Insurance Group Inc. (The)	7,341	288,134

Security	Shares	Value
Hartford Financial Services Group Inc. (The)	40,742	$420,457
HCC Insurance Holdings Inc.	16,102	355,210
Horace Mann Educators Corp.	5,741	45,698
Loews Corp.	43,436	1,442,510
MetLife Inc.	64,989	2,158,935
Old Republic International Corp.	32,338	297,833
United Fire & Casualty Co.	3,073	71,201
Unitrin Inc.	6,556	137,676
XL Capital Ltd. Class A	43,180	418,846

		9,203,701

PROPERTY/CASUALTY INSURANCE – 38.10%
Alleghany Corp.[b]	855	241,110
AmTrust Financial Services Inc.	6,052	59,431
Arch Capital Group Ltd.[b]	7,105	495,574
Chubb Corp.	48,411	2,508,658
Employers Holdings Inc.	7,079	90,328
First American Corp.	11,571	236,164
Harleysville Group Inc.	2,063	65,150
Infinity Property and Casualty Corp.	2,443	97,280
Markel Corp.[b]	1,382	484,861
Mercury General Corp.	3,765	193,408
Navigators Group Inc. (The)[b]	2,030	102,535
OneBeacon Insurance Group Ltd.	3,407	47,017
Philadelphia Consolidated Holding Corp.[b]	8,455	494,533
ProAssurance Corp.[b]	4,205	231,065
Progressive Corp. (The)	86,235	1,230,573
RLI Corp.	2,788	160,003
Safety Insurance Group Inc.	2,431	92,354
Selective Insurance Group Inc.	7,642	181,497
Stewart Information Services Corp.	2,466	40,936
Tower Group Inc.	2,981	62,690
Travelers Companies Inc. (The)	78,704	3,348,856
United America Indemnity Ltd. Class Ab	2,504	29,998
W.R. Berkley Corp.	19,975	524,743
Wesco Financial Corp.	262	86,457
White Mountains Insurance Group Ltd.	1,101	379,294
Zenith National Insurance Corp.	5,311	174,519

		11,659,034

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

October 31, 2008

Security	Shares	Value
REINSURANCE – 0.99%
Allied World Assurance Holdings Ltd.	5,071	$162,627
Argo Group International Holdings Ltd.[b]	4,395	140,201

		302,828

TOTAL COMMON STOCKS (Cost: $49,342,026)		30,576,116

SHORT-TERM INVESTMENTS – 0.44%

MONEY MARKET FUNDS – 0.44%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	27,419	27,419
BGI Cash Premier Fund LLC 2.50%[c,d,e]	107,114	107,114

		134,533

TOTAL SHORT-TERM INVESTMENTS (Cost: $134,533)		134,533

TOTAL INVESTMENTS IN SECURITIES – 100.35% (Cost: $49,476,559)		30,710,649

Other Assets, Less Liabilities – (0.35)%		(105,737)

NET ASSETS – 100.00%		$30,604,912

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.97%

DENTAL SUPPLIES & EQUIPMENT – 0.59%
Sirona Dental Systems Inc.[a,b]	130,501	$2,084,101

		2,084,101

DIAGNOSTIC EQUIPMENT – 3.01%
Cepheid Inc.[a,b]	310,801	3,689,208
Immucor Inc.[a]	258,625	6,866,494

		10,555,702

ELECTRONIC MEASURING INSTRUMENTS – 0.95%
Analogic Corp.	75,097	3,316,283

		3,316,283

ENTERPRISE SOFTWARE/SERVICES – 0.72%
Omnicell Inc.[a,b]	228,328	2,507,041

		2,507,041

HOSPITAL BEDS/EQUIPMENT – 3.17%
Hill-Rom Holdings Inc.[b]	254,668	5,796,244
Kinetic Concepts Inc.[a]	220,071	5,327,919

		11,124,163

INSTRUMENTS - SCIENTIFIC – 14.28%
Applied Biosystems Inc.	419,634	12,937,316
Thermo Fisher Scientific Inc.[a]	536,880	21,797,328
Varian Inc.[a]	133,937	4,935,578
Waters Corp.[a]	237,301	10,393,784

		50,064,006

MEDICAL - BIOMEDICAL/GENE – 4.12%
Bio-Rad Laboratories Inc. Class Aa	74,401	6,352,357
Millipore Corp.[a]	156,139	8,102,053

		14,454,410

MEDICAL INSTRUMENTS – 38.16%
ArthroCare Corp.[a,b]	158,547	3,294,607
Beckman Coulter Inc.	169,529	8,462,888
Boston Scientific Corp.[a]	2,137,536	19,301,950
Bruker Corp.[a]	299,397	1,224,534
Datascope Corp.	81,788	4,103,304
ev3 Inc.[a,b]	384,110	2,485,192
Integra LifeSciences Holdings Corp.[a]	112,457	4,221,636
Intuitive Surgical Inc.[a]	70,292	12,145,755
Medtronic Inc.	917,880	37,018,100

Security	Shares	Value
Natus Medical Inc.[a]	167,640	$2,564,892
NuVasive Inc.[a,b]	143,714	6,767,492
St. Jude Medical Inc.[a]	537,153	20,427,929
Symmetry Medical Inc.[a,b]	213,688	2,760,849
Thoratec Corp.[a,b]	233,274	5,743,206
Volcano Corp.[a]	208,660	3,244,663

		133,766,997

MEDICAL PRODUCTS – 27.73%
ABIOMED Inc.[a]	215,029	3,135,123
Accuray Inc.[a,b]	337,933	2,135,736
American Medical Systems Holdings Inc.[a,b]	339,007	3,668,056
Covidien Ltd.	592,927	26,260,737
Invacare Corp.	180,387	3,281,239
Stryker Corp.	435,470	23,280,226
Varian Medical Systems Inc.[a]	266,856	12,144,617
Wright Medical Group Inc.[a]	178,411	4,135,567
Zimmer Holdings Inc.[a]	348,671	16,188,794
Zoll Medical Corp.[a]	124,203	2,990,808

		97,220,903

MEDICAL STERILIZATION PRODUCTS – 2.14%
Steris Corp.	220,556	7,507,726

		7,507,726

OPTICAL SUPPLIES – 0.51%
Advanced Medical Optics Inc.[a,b]	287,046	1,771,074

		1,771,074

PATIENT MONITORING EQUIPMENT – 1.71%
Masimo Corp.[a]	186,932	5,979,955

		5,979,955

RESPIRATORY PRODUCTS – 2.21%
ResMed Inc.[a]	226,477	7,759,102

		7,759,102

ULTRA SOUND IMAGING SYSTEMS – 0.67%
SonoSite Inc.[a,b]	111,321	2,345,533

		2,345,533

TOTAL COMMON STOCKS (Cost: $478,297,051)		350,456,996

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

October 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.65%

MONEY MARKET FUNDS – 5.65%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	83,012	$83,012
BGI Cash Premier Fund LLC 2.50%[c,d,e]	19,735,663	19,735,663

		19,818,675

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,818,675)		19,818,675

TOTAL INVESTMENTS IN SECURITIES – 105.62% (Cost: $498,115,726)		370,275,671

Other Assets, Less Liabilities – (5.62)%		(19,717,920)

NET ASSETS – 100.00%		$350,557,751

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.89%

OIL - U.S. ROYALTY TRUSTS – 1.54%
BP Prudhoe Bay Royalty Trust	31,046	$2,560,984
Hugoton Royalty Trust	65,114	1,627,850

		4,188,834

OIL & GAS DRILLING – 0.48%
Atlas America Inc.	57,503	1,317,394

		1,317,394

OIL COMPANIES - EXPLORATION & PRODUCTION – 90.58%
Anadarko Petroleum Corp.	387,030	13,662,160
Apache Corp.	253,461	20,867,444
Arena Resources Inc.[a]	57,491	1,752,326
ATP Oil & Gas Corp.[a]	52,093	627,200
Berry Petroleum Co. Class A	61,217	1,426,356
Bill Barrett Corp.[a]	53,777	1,097,051
BPZ Resources Inc.[a]	97,523	965,478
Cabot Oil & Gas Corp.	128,520	3,607,556
Carrizo Oil & Gas Inc.[a,b]	45,398	1,061,859
Chesapeake Energy Corp.	464,374	10,202,297
Cimarex Energy Co.	102,477	4,146,219
Clayton Williams Energy Inc.[a]	17,250	835,417
CNX Gas Corp.[a,b]	49,903	1,262,047
Comstock Resources Inc.[a]	63,348	3,130,658
Concho Resources Inc.[a]	92,990	1,976,037
Contango Oil & Gas Co.[a]	24,909	1,369,995
Continental Resources Inc.[a]	49,658	1,608,423
Delta Petroleum Corp.[a,b]	110,958	1,043,005
Denbury Resources Inc.[a]	286,250	3,638,237
Devon Energy Corp.	313,229	25,327,697
Encore Acquisition Co.[a]	70,167	2,185,702
Energy Partners Ltd.[a]	60,033	259,343
EOG Resources Inc.	210,494	17,033,174
EXCO Resources Inc.[a]	222,472	2,044,518
Forest Oil Corp.[a]	99,723	2,912,909
GMX Resources Inc.[a]	31,889	1,203,810
Goodrich Petroleum Corp.[a]	43,342	1,203,174
Harvest Natural Resources Inc.[a]	72,841	618,420
Mariner Energy Inc.[a]	119,017	1,712,655
McMoRan Exploration Co.[a]	90,651	1,286,338
Newfield Exploration Co.[a]	157,235	3,613,260
Noble Energy Inc.	173,083	8,969,161

Security	Shares	Value
Occidental Petroleum Corp.	563,666	$31,306,010
Parallel Petroleum Corp.[a,b]	83,875	336,339
Penn Virginia Corp.	58,527	2,175,449
Petrohawk Energy Corp.[a]	283,394	5,370,316
Petroleum Development Corp.[a]	26,967	558,487
PetroQuest Energy Inc.[a]	78,883	784,886
Pioneer Natural Resources Co.	134,884	3,753,822
Plains Exploration & Production Co.[a]	133,832	3,774,062
Quicksilver Resources Inc.[a]	155,257	1,625,541
Range Resources Corp.	170,834	7,212,611
Rosetta Resources Inc.[a]	84,972	896,455
SandRidge Energy Inc.[a]	133,660	1,430,162
Southwestern Energy Co.[a]	342,224	12,190,019
St. Mary Land & Exploration Co.	86,579	2,154,951
Stone Energy Corp.[a]	52,251	1,585,295
Swift Energy Co.[a]	48,397	1,552,576
Ultra Petroleum Corp.[a]	158,915	7,397,493
W&T Offshore Inc.	46,727	895,757
Warren Resources Inc.[a,b]	109,352	578,472
Whiting Petroleum Corp.[a]	55,208	2,870,264
XTO Energy Inc.	444,651	15,985,203

		247,084,096

OIL REFINING & MARKETING – 7.29%
CVR Energy Inc.[a]	99,863	396,456
Frontier Oil Corp.	147,467	1,948,039
Holly Corp.	65,843	1,292,498
Sunoco Inc.	140,910	4,297,755
Tesoro Corp.	190,841	1,845,432
Valero Energy Corp.	471,539	9,704,273
Western Refining Inc.[b]	59,008	393,583

		19,878,036

TOTAL COMMON STOCKS
(Cost: $398,464,262)		272,468,360

SHORT-TERM INVESTMENTS – 0.66%

MONEY MARKET FUNDS – 0.66%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.39%[c,d]	255,640	255,640

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2008

Security	Shares	Value
BGI Cash Premier Fund LLC 2.50%[c,d,e]	1,540,295	$1,540,295

		1,795,935

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,795,935)		1,795,935

TOTAL INVESTMENTS IN SECURITIES – 100.55%
(Cost: $400,260,197)		274,264,295

Other Assets, Less Liabilities – (0.55)%		(1,489,628)

NET ASSETS – 100.00%		$272,774,667

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.82%

OIL - FIELD SERVICES – 47.35%
Allis-Chalmers Energy Inc.[a]	79,194	$535,352
Baker Hughes Inc.	248,916	8,699,614
Basic Energy Services Inc.[a]	54,428	744,575
BJ Services Co.	331,767	4,263,206
Cal Dive International Inc.[a]	100,036	851,306
CARBO Ceramics Inc.	40,036	1,732,358
Exterran Holdings Inc.[a]	98,430	2,205,816
Global Industries Ltd.[a,b]	183,601	468,183
Halliburton Co.	616,118	12,192,975
Helix Energy Solutions Group Inc.[a,b]	127,041	1,341,553
Hornbeck Offshore Services Inc.[a]	47,341	1,126,716
Key Energy Services Inc.[a]	211,453	1,311,009
Matrix Service Co.[a]	61,010	747,373
Newpark Resources Inc.[a]	198,615	1,142,036
Oceaneering International Inc.[a]	76,796	2,163,343
Oil States International Inc.[a]	78,731	1,821,048
RPC Inc.[b]	75,840	803,146
Schlumberger Ltd.	534,782	27,621,490
SEACOR Holdings Inc.[a]	34,141	2,293,251
Smith International Inc.	195,932	6,755,735
Superior Energy Services Inc.[a]	117,606	2,507,360
Tetra Technologies Inc.[a]	134,664	937,261
Trico Marine Services Inc.[a,b]	38,354	345,186
Weatherford International Ltd.[a]	541,517	9,140,807

		91,750,699

OIL & GAS DRILLING – 33.74%
Atwood Oceanics Inc.[a]	85,774	2,357,070
Diamond Offshore Drilling Inc.	72,227	6,413,758
ENSCO International Inc.	150,480	5,719,745
Grey Wolf Inc.[a,b]	316,769	2,033,657
Helmerich & Payne Inc.	120,085	4,120,116
Hercules Offshore Inc.[a,b]	153,000	1,115,370
Nabors Industries Ltd.[a]	305,424	4,391,997
Noble Corp.	252,676	8,138,694
Parker Drilling Co.[a]	217,847	1,115,377
Patterson-UTI Energy Inc.	214,963	2,852,559
Pioneer Drilling Co.[a]	106,550	824,697
Pride International Inc.[a]	201,225	3,781,018
Rowan Companies Inc.	149,611	2,713,944

Security	Shares	Value
Transocean Inc.[a]	208,698	$17,182,106
Unit Corp.[a]	69,875	2,623,108

		65,383,216

OIL FIELD MACHINERY & EQUIPMENT – 14.75%
Cameron International Corp.[a]	223,267	5,416,457
Complete Production Services Inc.[a]	93,111	1,153,645
Dresser-Rand Group Inc.[a]	118,009	2,643,402
Dril-Quip Inc.[a]	55,122	1,361,513
Flotek Industries Inc.[a,b]	64,384	318,701
FMC Technologies Inc.[a]	146,982	5,142,900
Lufkin Industries Inc.	27,385	1,432,783
NATCO Group Inc. Class Aa	40,594	858,157
National Oilwell Varco Inc.[a]	319,651	9,554,368
T-3 Energy Services Inc.[a]	29,082	701,167

		28,583,093

SEISMIC DATA COLLECTION – 0.53%
ION Geophysical Corp.[a]	156,022	1,023,504

		1,023,504

TRANSPORTATION - MARINE – 2.45%
GulfMark Offshore Inc.[a]	42,444	1,570,428
Tidewater Inc.	72,851	3,177,032

		4,747,460

TRANSPORTATION - SERVICES – 1.00%
Bristow Group Inc.[a,b]	51,636	1,279,024
PHI Inc.[a]	31,736	665,821

		1,944,845

TOTAL COMMON STOCKS (Cost: $351,728,073)		193,432,817

SHORT-TERM INVESTMENTS – 2.28%

MONEY MARKET FUNDS – 2.28%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	219,444	219,444
BGI Cash Premier Fund LLC 2.50%[c,d,e]	4,199,545	4,199,545

		4,418,989

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,418,989)		4,418,989

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

October 31, 2008

Value
TOTAL INVESTMENTS IN
SECURITIES – 102.10%
(Cost: $356,147,062)	$197,851,806

Other Assets, Less Liabilities – (2.10)%	(4,062,499)

NET ASSETS – 100.00%	$193,789,307

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.85%

CONSUMER PRODUCTS - MISCELLANEOUS – 0.73%
Prestige Brands Holdings Inc.[a]	87,872	$607,196

		607,196

DRUG DELIVERY SYSTEMS – 2.23%
Alkermes Inc.[a,b]	109,387	1,080,744
Noven Pharmaceuticals Inc.[a]	68,325	768,656

		1,849,400

MEDICAL - BIOMEDICAL/GENE – 2.14%
AMAG Pharmaceuticals Inc.[a]	26,514	810,798
Medicines Co. (The)[a]	55,353	964,803

		1,775,601

MEDICAL - DRUGS – 69.06%
Abbott Laboratories	113,116	6,238,347
Allergan Inc.	63,320	2,511,904
Auxilium Pharmaceuticals Inc.[a]	39,939	784,801
Bristol-Myers Squibb Co.	235,373	4,836,915
Cephalon Inc.[a,b]	31,468	2,256,885
Eli Lilly and Co.	113,204	3,828,559
Endo Pharmaceuticals Holdings Inc.[a]	83,267	1,540,440
Forest Laboratories Inc.[a]	102,110	2,372,015
King Pharmaceuticals Inc.[a]	174,872	1,537,125
K-V Pharmaceutical Co. Class Aa,b	53,989	917,813
Medicis Pharmaceutical Corp. Class A	69,725	994,976
Medivation Inc.[a]	37,584	705,452
Merck & Co. Inc.	188,653	5,838,810
Pfizer Inc.	419,594	7,431,010
Rigel Pharmaceuticals Inc.[a]	50,082	436,214
Salix Pharmaceuticals Ltd.[a]	132,525	1,219,230
Schering-Plough Corp.	245,060	3,550,919
Sepracor Inc.[a]	93,506	1,245,500
Valeant Pharmaceuticals International[a,b]	77,001	1,445,309
ViroPharma Inc.[a]	101,944	1,278,378
VIVUS Inc.[a]	127,037	773,655
Wyeth	140,630	4,525,473
XenoPort Inc.[a]	26,996	1,123,304

		57,393,034

Security	Shares	Value
MEDICAL - GENERIC DRUGS – 11.97%
Alpharma Inc. Class Aa,b	41,279	$1,292,446
Barr Pharmaceuticals Inc.[a]	41,233	2,649,633
Mylan Inc.[a,b]	189,709	1,625,806
Par Pharmaceutical Companies Inc.[a]	69,564	695,640
Perrigo Co.	54,873	1,865,682
Watson Pharmaceuticals Inc.[a]	69,574	1,820,752

		9,949,959

MEDICAL PRODUCTS – 11.56%
Hospira Inc.[a]	65,764	1,829,554
Johnson & Johnson	126,793	7,777,483

		9,607,037

THERAPEUTICS – 2.16%
Theravance Inc.[a,b]	79,236	537,220
Warner Chilcott Ltd. Class Aa	90,990	1,262,031

		1,799,251

TOTAL COMMON STOCKS (Cost: $109,461,889)		82,981,478

SHORT-TERM INVESTMENTS – 7.48%

MONEY MARKET FUNDS – 7.48%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	32,718	32,718
BGI Cash Premier Fund LLC 2.50%[c,d,e]	6,179,739	6,179,739

		6,212,457

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,212,457)		6,212,457

TOTAL INVESTMENTS IN SECURITIES – 107.33%
(Cost: $115,674,346)		89,193,935

Other Assets, Less Liabilities – (7.33)%		(6,090,542)

NET ASSETS – 100.00%		$83,103,393

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.78%

COMMERCIAL BANKS - CENTRAL U.S. – 10.89%
Associated Banc-Corp	108,138	$2,385,524
BOK Financial Corp.	21,104	1,009,615
Citizens Republic Bancorp Inc.	101,261	298,720
Commerce Bancshares Inc.	52,590	2,486,455
Cullen/Frost Bankers Inc.	49,254	2,756,746
First Midwest Bancorp Inc.	45,877	1,018,928
FirstMerit Corp.	68,579	1,599,262
International Bancshares Corp.	49,412	1,283,230
Marshall & Ilsley Corp.	213,765	3,854,183
Old National Bancorp	61,526	1,165,302
Park National Corp.[a]	10,873	791,011
Prosperity Bancshares Inc.	42,441	1,409,466
Sterling Bancshares Inc.	69,835	555,887
TCF Financial Corp.	113,182	2,007,849
Wintrust Financial Corp.	22,959	587,750

		23,209,928

COMMERCIAL BANKS - EASTERN U.S. – 6.46%
F.N.B. Corp. (Pennsylvania)	79,969	1,047,594
Fulton Financial Corp.	158,576	1,665,048
M&T Bank Corp.[a]	67,765	5,495,741
Provident Bankshares Corp.	35,443	378,177
Susquehanna Bancshares Inc.	79,436	1,230,464
TrustCo Bank Corp. NY	72,006	876,313
Valley National Bancorp	113,473	2,155,987
Webster Financial Corp.	49,607	919,714

		13,769,038

COMMERCIAL BANKS - SOUTHERN U.S. – 17.36%
BancorpSouth Inc.	70,533	1,711,836
BB&T Corp.	444,003	15,917,508
First BanCorp (Puerto Rico)[a]	74,278	759,121
First Horizon National Corp.[a]	184,314	2,195,180
Hancock Holding Co.	24,227	1,069,864
Popular Inc.[a]	235,259	1,787,968
Regions Financial Corp.	592,823	6,574,407
South Financial Group Inc. (The)[a]	74,132	430,707
Synovus Financial Corp.	246,357	2,544,868
Trustmark Corp.	47,717	979,153
United Bancshares Inc.	40,195	1,282,220

Security	Shares	Value
United Community Banks Inc.[a]	47,119	$618,201
Whitney Holding Corp.	59,819	1,136,561

		37,007,594

COMMERCIAL BANKS - WESTERN U.S. – 7.88%
Bank of Hawaii Corp.	43,631	2,212,528
Cathay General Bancorp	46,326	1,134,060
City National Corp.	36,114	1,933,182
East West Bancorp Inc.[a]	61,048	1,059,183
Frontier Financial Corp.[a]	46,814	311,781
Pacific Capital Bancorp	44,843	880,717
PacWest Bancorp	25,641	640,769
Sterling Financial Corp. (Washington)	49,834	423,091
SVB Financial Group[a,b]	29,586	1,522,200
UCBH Holdings Inc.	108,902	575,003
Umpqua Holdings Corp.[a]	57,152	972,727
Westamerica Bancorporation	26,627	1,524,396
Zions Bancorporation[a]	94,509	3,601,738

		16,791,375

FIDUCIARY BANKS – 5.54%
Northern Trust Corp.	177,969	10,021,434
Wilmington Trust Corp.[a]	62,006	1,789,493

		11,810,927

SAVINGS & LOANS/THRIFTS - EASTERN U.S. – 10.32%
Astoria Financial Corp.	79,855	1,518,842
Dime Community Bancshares Inc.	30,069	502,152
First Niagara Financial Group Inc.	100,583	1,586,194
Hudson City Bancorp Inc.	406,645	7,648,992
New York Community Bancorp Inc.	293,742	4,600,000
NewAlliance Bancshares Inc.	93,977	1,296,883
People’s United Financial Inc.	152,667	2,671,672
Provident Financial Services Inc.	53,012	777,156
Sovereign Bancorp Inc.[b]	482,001	1,397,803

		21,999,694

SAVINGS & LOANS/THRIFTS - WESTERN U.S. – 0.66%
Washington Federal Inc.	79,696	1,404,244

		1,404,244

SUPER-REGIONAL BANKS - U.S. – 40.67%
Comerica Inc.	132,559	3,657,303
Fifth Third Bancorp	451,150	4,894,977
Huntington Bancshares Inc.[a]	329,213	3,111,063

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

October 31, 2008

Security	Shares	Value
KeyCorp	428,754	$5,243,661
National City Corp.	588,798	1,589,755
PNC Financial Services Group Inc. (The)	273,972	18,265,713
SunTrust Banks Inc.	287,447	11,538,123
U.S. Bancorp	1,288,223	38,401,928

		86,702,523

TOTAL COMMON STOCKS (Cost: $264,337,701)		212,695,323

SHORT-TERM INVESTMENTS – 8.21%

MONEY MARKET FUNDS – 8.21%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	135,140	135,140
BGI Cash Premier Fund LLC 2.50%[c,d,e]	17,360,545	17,360,545

		17,495,685

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,495,685)		17,495,685

TOTAL INVESTMENTS IN SECURITIES – 107.99% (Cost: $281,833,386)		230,191,008

Other Assets, Less Liabilities – (7.99)%		(17,025,858)

NET ASSETS – 100.00%		$213,165,150

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2008

	iShares Dow Jones U.S.
	Aerospace & Defense Index Fund	Broker- Dealers Index Fund	Healthcare Providers Index Fund	Home Construction Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$291,904,495	$189,619,239	$145,108,430	$299,243,216
Affiliated issuers (Note 2)	15,851,973	15,545,010	2,952,762	195,629,458

Total cost of investments	$307,756,468	$205,164,249	$148,061,192	$494,872,674

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$181,456,215	$112,015,030	$76,656,172	$180,595,776
Affiliated issuers (Note 2)	15,851,973	15,545,010	2,952,762	144,655,104

Total fair value of investments	197,308,188	127,560,040	79,608,934	325,250,880
Receivables:
Dividends and interest	159,881	117,003	10,201	207,472

Total Assets	197,468,069	127,677,043	79,619,135	325,458,352

LIABILITIES
Payables:
Investment securities purchased	–	–	–	1,432
Collateral for securities on loan (Note 5)	15,739,740	15,486,552	2,923,377	66,959,165
Investment advisory fees (Note 2)	75,705	49,369	34,652	113,401

Total Liabilities	15,815,445	15,535,921	2,958,029	67,073,998

NET ASSETS	$181,652,624	$112,141,122	$76,661,106	$258,384,354

Net assets consist of:
Paid-in capital	$313,793,180	$251,611,209	$155,204,540	$481,891,194
Undistributed net investment income (accumulated net investment loss)	127,115	443,344	(201,504)	1,667,731
Accumulated net realized loss	(21,819,391)	(62,309,222)	(9,889,672)	(55,552,777)
Net unrealized depreciation	(110,448,280)	(77,604,209)	(68,452,258)	(169,621,794)

NET ASSETS	$181,652,624	$112,141,122	$76,661,106	$258,384,354

Shares outstanding[b]	4,150,000	4,900,000	2,200,000	20,850,000

Net asset value per share	$43.77	$22.89	$34.85	$12.39

[a]	Securities on loan with market values of $15,389,756, $14,819,718, $2,843,633 and $64,306,797, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2008

	iShares Dow Jones U.S.
	Insurance Index Fund	Medical Devices Index Fund	Oil & Gas Exploration & Production Index Fund	Oil Equipment & Services Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$49,342,026	$478,297,051	$398,464,262	$351,728,073
Affiliated issuers (Note 2)	134,533	19,818,675	1,795,935	4,418,989

Total cost of investments	$49,476,559	$498,115,726	$400,260,197	$356,147,062

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$30,576,116	$350,456,996	$272,468,360	$193,432,817
Affiliated issuers (Note 2)	134,533	19,818,675	1,795,935	4,418,989

Total fair value of investments	30,710,649	370,275,671	274,264,295	197,851,806
Receivables:
Investment securities sold	218,101	–	–	–
Dividends and interest	17,982	174,176	79,342	177,261
Capital shares sold	2,882	–	46,471	31,201

Total Assets	30,949,614	370,449,847	274,390,108	198,060,268

LIABILITIES
Payables:
Investment securities purchased	226,549	–	–	–
Collateral for securities on loan (Note 5)	107,114	19,735,663	1,540,295	4,199,545
Investment advisory fees (Note 2)	11,039	156,433	75,146	71,416

Total Liabilities	344,702	19,892,096	1,615,441	4,270,961

NET ASSETS	$30,604,912	$350,557,751	$272,774,667	$193,789,307

Net assets consist of:
Paid-in capital	$64,125,840	$491,758,835	$388,608,063	$343,777,344
Undistributed net investment income	24,693	76,400	173,198	81,544
Undistributed net realized gain (accumulated net realized loss)	(14,779,711)	(13,437,429)	9,989,308	8,225,675
Net unrealized depreciation	(18,765,910)	(127,840,055)	(125,995,902)	(158,295,256)

NET ASSETS	$30,604,912	$350,557,751	$272,774,667	$193,789,307

Shares outstanding[b]	1,350,000	7,750,000	6,250,000	5,650,000

Net asset value per share	$22.67	$45.23	$43.64	$34.30

[a]	Securities on loan with market values of $102,985, $19,104,580, $1,504,309 and $4,029,094, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2008

	iShares Dow Jones U.S.
	Pharmaceuticals Index Fund	Regional Banks Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$109,461,889	$264,337,701
Affiliated issuers (Note 2)	6,212,457	17,495,685

Total cost of investments	$115,674,346	$281,833,386

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$82,981,478	$212,695,323
Affiliated issuers (Note 2)	6,212,457	17,495,685

Total fair value of investments	89,193,935	230,191,008
Receivables:
Investment securities sold	–	639,919
Dividends and interest	107,073	400,955
Capital shares sold	12,712	–

Total Assets	89,313,720	231,231,882

LIABILITIES
Payables:
Investment securities purchased	–	626,546
Collateral for securities on loan (Note 5)	6,179,739	17,360,545
Investment advisory fees (Note 2)	30,588	79,641

Total Liabilities	6,210,327	18,066,732

NET ASSETS	$83,103,393	$213,165,150

Net assets consist of:
Paid-in capital	$103,199,458	$283,997,138
Undistributed net investment income	75,676	1,096,133
Undistributed net realized gain (accumulated net realized loss)	6,308,670	(20,285,743)
Net unrealized depreciation	(26,480,411)	(51,642,378)

NET ASSETS	$83,103,393	$213,165,150

Shares outstanding[b]	1,950,000	7,300,000

Net asset value per share	$42.62	$29.20

[a]	Securities on loan with market values of $5,963,142 and $16,955,613, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHARE HOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2008

	iShares Dow Jones U.S.
	Aerospace & Defense Index Fund	Broker- Dealers Index Fund	Healthcare Providers Index Fund	Home Construction Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,674,389	$1,867,143	$64,248	$1,958,444
Dividends from affiliated issuers (Note 2)	–	–	–	192,607
Interest from affiliated issuers (Note 2)	5,263	3,048	1,028	19,821
Securities lending income from affiliated issuers (Note 2)	59,226	334,952	14,876	1,387,806

Total investment income	1,738,878	2,205,143	80,152	3,558,678

EXPENSES
Investment advisory fees (Note 2)	669,515	538,917	285,740	780,510

Total expenses	669,515	538,917	285,740	780,510

Net investment income (loss)	1,069,363	1,666,226	(205,588)	2,778,168

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(727,918)	(48,169,241)	(2,005,888)	(9,407,588)
Investments in affiliated issuers (Note 2)	–	–	–	(9,476,616)
In-kind redemptions	(9,709,152)	6,736,235	(6,370,198)	6,029,674

Net realized loss	(10,437,070)	(41,433,006)	(8,376,086)	(12,854,530)

Net change in unrealized appreciation (depreciation)	(92,158,293)	(65,316,639)	(29,590,169)	(151,164,228)

Net realized and unrealized loss	(102,595,363)	(106,749,645)	(37,966,255)	(164,018,758)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(101,526,000)	$(105,083,419)	$(38,171,843)	$(161,240,590)

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2008

	iShares Dow Jones U.S.
	Insurance Index Fund	Medical Devices Index Fund	Oil & Gas Exploration & Production Index Fund	Oil Equipment & Services Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$415,608	$686,768	$1,113,525	$908,167
Interest from affiliated issuers (Note 2)	559	3,419	2,127	3,082
Securities lending income from affiliated issuers (Note 2)	2,994	206,575	29,486	16,455

Total investment income	419,161	896,762	1,145,138	927,704

EXPENSES
Investment advisory fees (Note 2)	97,171	886,014	672,149	766,545

Total expenses	97,171	886,014	672,149	766,545

Net investment income	321,990	10,748	472,989	161,159

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(12,495,218)	(6,415,478)	(6,533,892)	(1,414,826)
In-kind redemptions	(1,403,245)	1,506,321	18,780,221	14,872,687

Net realized gain (loss)	(13,898,463)	(4,909,157)	12,246,329	13,457,861

Net change in unrealized appreciation (depreciation)	(11,499,082)	(103,962,775)	(154,008,286)	(191,434,515)

Net realized and unrealized loss	(25,397,545)	(108,871,932)	(141,761,957)	(177,976,654)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,075,555)	$(108,861,184)	$(141,288,968)	$(177,815,495)

See notes to financial statements.

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2008

	iShares Dow Jones U.S.
	Pharmaceuticals Index Fund	Regional Banks Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$957,062	$3,882,178
Interest from affiliated issuers (Note 2)	1,366	2,828
Securities lending income from affiliated issuers (Note 2)	16,167	186,356

Total investment income	974,595	4,071,362

EXPENSES
Investment advisory fees (Note 2)	231,381	412,752

Total expenses	231,381	412,752

Net investment income	743,214	3,658,610

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,070,833)	(17,315,180)
In-kind redemptions	10,508,933	(380,968)

Net realized gain (loss)	8,438,100	(17,696,148)

Net change in unrealized appreciation (depreciation)	(15,181,112)	(26,195,407)

Net realized and unrealized loss	(6,743,012)	(43,891,555)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,999,798)	$(40,232,945)

[a]	Net of foreign withholding tax of $– and $2,172, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Aerospace & Defense Index Fund		iShares Dow Jones U.S. Broker-Dealers Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,069,363	$1,775,292	$1,666,226	$1,986,269
Net realized gain (loss)	(10,437,070)	34,209,897	(41,433,006)	(60,964,570)
Net change in unrealized appreciation (depreciation)	(92,158,293)	(34,551,781)	(65,316,639)	(9,870,802)

Net increase (decrease) in net assets resulting from operations	(101,526,000)	1,433,408	(105,083,419)	(68,849,103)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,000,536)	(1,728,333)	(1,386,029)	(1,841,500)
Return of capital	–	(8,637)	–	–

Total distributions to shareholders	(1,000,536)	(1,736,970)	(1,386,029)	(1,841,500)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	28,559,067	469,884,946	828,062,482	4,082,296,238
Cost of shares redeemed	(72,602,287)	(320,098,210)	(883,438,901)	(3,923,977,830)

Net increase (decrease) in net assets from capital share transactions	(44,043,220)	149,786,736	(55,376,419)	158,318,408

INCREASE (DECREASE) IN NET ASSETS	(146,569,756)	149,483,174	(161,845,867)	87,627,805

NET ASSETS
Beginning of period	328,222,380	178,739,206	273,986,989	186,359,184

End of period	$181,652,624	$328,222,380	$112,141,122	$273,986,989

Undistributed net investment income included in net assets at end of period	$127,115	$58,288	$443,344	$163,147

SHARES ISSUED AND REDEEMED
Shares sold	450,000	7,050,000	23,550,000	85,850,000
Shares redeemed	(1,450,000)	(4,950,000)	(25,300,000)	(82,600,000)

Net increase (decrease) in shares outstanding	(1,000,000)	2,100,000	(1,750,000)	3,250,000

See notes to financial statements.

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Healthcare Providers Index Fund		iShares Dow Jones U.S. Home Construction Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(205,588)	$(532,586)	$2,778,168	$3,394,885
Net realized gain (loss)	(8,376,086)	6,060,246	(12,854,530)	(47,028,019)
Net change in unrealized appreciation (depreciation)	(29,590,169)	(42,049,648)	(151,164,228)	(7,438,290)

Net decrease in net assets resulting from operations	(38,171,843)	(36,521,988)	(161,240,590)	(51,071,424)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(1,181,262)	(2,546,821)	(1,977,228)
Return of capital	–	–	–	(932,098)

Total distributions to shareholders	–	(1,181,262)	(2,546,821)	(2,909,326)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,081,516	295,634,733	153,842,856	673,424,759
Cost of shares redeemed	(66,784,848)	(278,637,171)	(149,804,887)	(277,315,295)

Net increase (decrease) in net assets from capital share transactions	(16,703,332)	16,997,562	4,037,969	396,109,464

INCREASE (DECREASE) IN NET ASSETS	(54,875,175)	(20,705,688)	(159,749,442)	342,128,714

NET ASSETS
Beginning of period	131,536,281	152,241,969	418,133,796	76,005,082

End of period	$76,661,106	$131,536,281	$258,384,354	$418,133,796

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(201,504)	$4,084	$1,667,731	$1,436,384

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	5,000,000	9,500,000	30,250,000
Shares redeemed	(1,450,000)	(4,950,000)	(9,350,000)	(11,650,000)

Net increase (decrease) in shares outstanding	(450,000)	50,000	150,000	18,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Insurance Index Fund		iShares Dow Jones U.S. Medical Devices Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$321,990	$578,432	$10,748	$(180,481)
Net realized gain (loss)	(13,898,463)	259,811	(4,909,157)	24,999,831
Net change in unrealized appreciation (depreciation)	(11,499,082)	(8,612,625)	(103,962,775)	(25,558,344)

Net decrease in net assets resulting from operations	(25,075,555)	(7,774,382)	(108,861,184)	(738,994)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(322,373)	(557,085)	–	–

Total distributions to shareholders	(322,373)	(557,085)	–	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,508,407	51,278,628	290,852,097	564,735,499
Cost of shares redeemed	(11,762,580)	(24,511,183)	(122,844,769)	(392,302,231)

Net increase in net assets from capital share transactions	9,745,827	26,767,445	168,007,328	172,433,268

INCREASE (DECREASE) IN NET ASSETS	(15,652,101)	18,435,978	59,146,144	171,694,274

NET ASSETS
Beginning of period	46,257,013	27,821,035	291,411,607	119,717,333

End of period	$30,604,912	$46,257,013	$350,557,751	$291,411,607

Undistributed net investment income included in net assets at end of period	$24,693	$25,076	$76,400	$65,652

SHARES ISSUED AND REDEEMED
Shares sold	700,000	1,050,000	4,850,000	9,700,000
Shares redeemed	(400,000)	(500,000)	(2,250,000)	(6,750,000)

Net increase in shares outstanding	300,000	550,000	2,600,000	2,950,000

See notes to financial statements.

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund		iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$472,989	$427,430	$161,159	$177,954
Net realized gain	12,246,329	24,536,860	13,457,861	36,559,897
Net change in unrealized appreciation (depreciation)	(154,008,286)	23,441,972	(191,434,515)	23,227,587

Net increase (decrease) in net assets resulting from operations	(141,288,968)	48,406,262	(177,815,495)	59,965,438

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(342,587)	(401,290)	(162,768)	(94,801)

Total distributions to shareholders	(342,587)	(401,290)	(162,768)	(94,801)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,010,072,392	532,168,774	184,582,528	325,255,426
Cost of shares redeemed	(885,539,476)	(355,961,783)	(126,908,372)	(204,906,414)

Net increase in net assets from capital share transactions	124,532,916	176,206,991	57,674,156	120,349,012

INCREASE (DECREASE) IN NET ASSETS	(17,098,639)	224,211,963	(120,304,107)	180,219,649

NET ASSETS
Beginning of period	289,873,306	65,661,343	314,093,414	133,873,765

End of period	$272,774,667	$289,873,306	$193,789,307	$314,093,414

Undistributed net investment income included in net assets at end of period	$173,198	$42,796	$81,544	$83,153

SHARES ISSUED AND REDEEMED
Shares sold	15,800,000	8,650,000	3,100,000	5,350,000
Shares redeemed	(13,400,000)	(6,000,000)	(2,000,000)	(3,400,000)

Net increase in shares outstanding	2,400,000	2,650,000	1,100,000	1,950,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Pharmaceuticals Index Fund		iShares Dow Jones U.S. Regional Banks Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$743,214	$869,971	$3,658,610	$3,110,944
Net realized gain (loss)	8,438,100	5,378,180	(17,696,148)	(47,648)
Net change in unrealized appreciation (depreciation)	(15,181,112)	(18,140,927)	(26,195,407)	(25,093,247)

Net decrease in net assets resulting from operations	(5,999,798)	(11,892,776)	(40,232,945)	(22,029,951)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(726,021)	(839,395)	(3,468,547)	(2,341,359)

Total distributions to shareholders	(726,021)	(839,395)	(3,468,547)	(2,341,359)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	151,059,334	60,223,563	202,338,327	294,794,706
Cost of shares redeemed	(132,693,073)	(45,097,097)	(134,540,855)	(109,070,372)

Net increase in net assets from capital share transactions	18,366,261	15,126,466	67,797,472	185,724,334

INCREASE IN NET ASSETS	11,640,442	2,394,295	24,095,980	161,353,024

NET ASSETS
Beginning of period	71,462,951	69,068,656	189,069,170	27,716,146

End of period	$83,103,393	$71,462,951	$213,165,150	$189,069,170

Undistributed net investment income included in net assets at end of period	$75,676	$58,483	$1,096,133	$906,070

SHARES ISSUED AND REDEEMED
Shares sold	3,100,000	1,100,000	6,700,000	7,450,000
Shares redeemed	(2,600,000)	(850,000)	(4,600,000)	(2,800,000)

Net increase in shares outstanding	500,000	250,000	2,100,000	4,650,000

See notes to financial statements.

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Aerospace & Defense Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$63.73	$58.60	$50.58

Income from investment operations:
Net investment income[b]	0.21	0.32	0.23
Net realized and unrealized gain (loss)[c]	(19.97)	5.10	8.00

Total from investment operations	(19.76)	5.42	8.23

Less distributions from:
Net investment income	(0.20)	(0.29)	(0.21)
Return of capital	–	(0.00)[d]	–

Total distributions	(0.20)	(0.29)	(0.21)

Net asset value, end of period	$43.77	$63.73	$58.60

Total return	(31.07)%[e]	9.24%	16.33%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$181,653	$328,222	$178,739
Ratio of expenses to average net assets[f]	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	0.75%	0.50%	0.43%
Portfolio turnover rate[g]	7%	21%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Broker-Dealers Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$41.20	$54.81	$48.41

Income from investment operations:
Net investment income[b]	0.25	0.40	0.16
Net realized and unrealized gain (loss)[c]	(18.32)	(13.69)	6.41

Total from investment operations	(18.07)	(13.29)	6.57

Less distributions from:
Net investment income	(0.24)	(0.32)	(0.17)

Total distributions	(0.24)	(0.32)	(0.17)

Net asset value, end of period	$22.89	$41.20	$54.81

Total return	(44.01)%[d]	(24.35)%	13.59%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$112,141	$273,987	$186,359
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.46%	0.85%	0.31%
Portfolio turnover rate[f]	35%	73%	44%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Providers Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$49.64	$58.55	$49.60

Income from investment operations:
Net investment income (loss)[b]	(0.08)	(0.19)	1.35
Net realized and unrealized gain (loss)[c]	(14.71)	(8.18)	7.91

Total from investment operations	(14.79)	(8.37)	9.26

Less distributions from:
Net investment income	–	(0.54)	(0.31)

Total distributions	–	(0.54)	(0.31)

Net asset value, end of period	$34.85	$49.64	$58.55

Total return	(29.80)%[d]	(14.45)%	18.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$76,661	$131,536	$152,242
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	(0.34)%	(0.33)%	2.51%
Portfolio turnover rate[f]	4%	14%	51%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Home Construction Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$20.20	$36.19	$49.50

Income from investment operations:
Net investment income[b]	0.14	0.37	0.26
Net realized and unrealized loss[c]	(7.82)	(16.06)	(13.33)

Total from investment operations	(7.68)	(15.69)	(13.07)

Less distributions from:
Net investment income	(0.13)	(0.20)	(0.24)
Return of capital	–	(0.10)	–

Total distributions	(0.13)	(0.30)	(0.24)

Net asset value, end of period	$12.39	$20.20	$36.19

Total return	(38.19)%[d]	(43.39)%	(26.44)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$258,384	$418,134	$76,005
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.68%	1.83%	0.66%
Portfolio turnover rate[f]	10%	34%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Insurance Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$44.05	$55.64	$49.55

Income from investment operations:
Net investment income[b]	0.28	0.76	0.45
Net realized and unrealized gain (loss)[c]	(21.40)	(11.71)	6.06

Total from investment operations	(21.12)	(10.95)	6.51

Less distributions from:
Net investment income	(0.26)	(0.64)	(0.42)

Total distributions	(0.26)	(0.64)	(0.42)

Net asset value, end of period	$22.67	$44.05	$55.64

Total return	(48.16)%[d]	(19.82)%	13.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,605	$46,257	$27,821
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.56%	1.54%	0.89%
Portfolio turnover rate[f]	16%	10%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Medical Devices Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$56.58	$54.42	$49.43

Income from investment operations:
Net investment income gain (loss)[b]	0.00 [c]	(0.04)	(0.09)
Net realized and unrealized gain (loss)[d]	(11.35)	2.20	5.08

Total from investment operations	(11.35)	2.16	4.99

Less distributions from:
Return of capital	–	–	(0.00)[c]

Total distributions	–	–	(0.00)[c]

Net asset value, end of period	$45.23	$56.58	$54.42

Total return	(20.06)%[e]	3.97%	10.10%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$350,558	$291,412	$119,717
Ratio of expenses to average net assets[f]	0.47%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	0.01%	(0.08)%	(0.18)%
Portfolio turnover rate[g]	10%	30%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$75.29	$54.72	$50.80

Income from investment operations:
Net investment income[b]	0.11	0.18	0.14
Net realized and unrealized gain (loss)[c]	(31.67)	20.55	3.90

Total from investment operations	(31.56)	20.73	4.04

Less distributions from:
Net investment income	(0.09)	(0.16)	(0.12)

Total distributions	(0.09)	(0.16)	(0.12)

Net asset value, end of period	$43.64	$75.29	$54.72

Total return	(41.96)%[d]	37.95%	7.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$272,775	$289,873	$65,661
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.33%	0.28%	0.29%
Portfolio turnover rate[f]	9%	15%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$69.03	$51.49	$51.16

Income from investment operations:
Net investment income[b]	0.03	0.04	0.09
Net realized and unrealized gain (loss)[c]	(34.73)	17.53	0.33

Total from investment operations	(34.70)	17.57	0.42

Less distributions from:
Net investment income	(0.03)	(0.03)	(0.07)
Return of capital	–	–	(0.02)

Total distributions	(0.03)	(0.03)	(0.09)

Net asset value, end of period	$34.30	$69.03	$51.49

Total return	(50.29)%[d]	34.13%	0.85%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$193,789	$314,093	$133,874
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.10%	0.07%	0.20%
Portfolio turnover rate[f]	8%	21%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Pharmaceuticals Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$49.28	$57.56	$49.80

Income from investment operations:
Net investment income[b]	0.38	0.60	0.53
Net realized and unrealized gain (loss)[c]	(6.66)	(8.30)	7.71

Total from investment operations	(6.28)	(7.70)	8.24

Less distributions from:
Net investment income	(0.38)	(0.58)	(0.48)

Total distributions	(0.38)	(0.58)	(0.48)

Net asset value, end of period	$42.62	$49.28	$57.56

Total return	(12.86)%[d]	(13.43)%	16.65%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$83,103	$71,463	$69,069
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.52%	1.12%	1.01%
Portfolio turnover rate[f]	11%	21%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Regional Banks Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$36.36	$50.39	$49.34

Income from investment operations:
Net investment income[b]	0.65	1.55	1.43
Net realized and unrealized gain (loss)[c]	(7.19)	(14.32)	1.08

Total from investment operations	(6.54)	(12.77)	2.51

Less distributions from:
Net investment income	(0.62)	(1.26)	(1.46)

Total distributions	(0.62)	(1.26)	(1.46)

Net asset value, end of period	$29.20	$36.36	$50.39

Total return	(18.02)%[d]	(25.69)%	5.11%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$213,165	$189,069	$27,716
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.19%	4.00%	2.87%
Portfolio turnover rate[f]	11%	14%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Pharmaceuticals and iShares Dow Jones U.S. Regional Banks Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Effective May 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of October 31, 2008:

Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
Dow Jones U.S. Aerospace & Defense	$197,308,188	$ –	$ –	$197,308,188
Dow Jones U.S. Broker-Dealers	127,560,040	–	–	127,560,040
Dow Jones U.S. Healthcare Providers	79,608,934	–	–	79,608,934
Dow Jones U.S. Home Construction	325,250,880	–	–	325,250,880
Dow Jones U.S. Insurance	30,710,649	–	–	30,710,649
Dow Jones U.S. Medical Devices	370,275,671	–	–	370,275,671
Dow Jones U.S. Oil & Gas Exploration & Production	274,264,295	–	–	274,264,295
Dow Jones U.S. Oil Equipment & Services	197,851,806	–	–	197,851,806
Dow Jones U.S. Pharmaceuticals	89,193,935	–	–	89,193,935
Dow Jones U.S. Regional Banks	230,191,008	–	–	230,191,008

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2008.

The Funds had tax basis net capital loss carryforwards as of April 30, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2015	Expiring 2016	Total
Dow Jones U.S. Aerospace & Defense	$218,173	$257,417	$475,590
Dow Jones U.S. Broker-Dealers	203,587	7,089,008	7,292,595
Dow Jones U.S. Healthcare Providers	142,089	797,034	939,123
Dow Jones U.S. Home Construction	–	4,410,404	4,410,404
Dow Jones U.S. Insurance	83,550	25,936	109,486
Dow Jones U.S. Medical Devices	42,150	610,958	653,108
Dow Jones U.S. Oil & Gas Exploration & Production	115,443	413,565	529,008
Dow Jones U.S. Oil Equipment & Services	64,599	715,492	780,091
Dow Jones U.S. Pharmaceuticals	50,522	818,343	868,865
Dow Jones U.S. Regional Banks	47,538	94,893	142,431

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2008 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Dow Jones U.S. Aerospace & Defense	$306,782,575	$3,056,453	$(112,530,840)	$(109,474,387)
Dow Jones U.S. Broker-Dealers	195,148,966	10,075,480	(77,664,406)	(67,588,926)
Dow Jones U.S. Healthcare Providers	148,763,338	–	(69,154,404)	(69,154,404)
Dow Jones U.S. Home Construction	471,164,127	23,919,177	(169,832,424)	(145,913,247)
Dow Jones U.S. Insurance	48,549,030	992,197	(18,830,578)	(17,838,381)
Dow Jones U.S. Medical Devices	504,267,975	–	(133,992,304)	(133,992,304)
Dow Jones U.S. Oil & Gas Exploration & Production	400,618,311	–	(126,354,016)	(126,354,016)
Dow Jones U.S. Oil Equipment & Services	359,179,528	–	(161,327,722)	(161,327,722)
Dow Jones U.S. Pharmaceuticals	116,103,279	–	(26,909,344)	(26,909,344)
Dow Jones U.S. Regional Banks	280,108,513	2,597,882	(52,515,387)	(49,917,505)

The Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of October 31, 2008, inclusive of the prior open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

56	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Aerospace & Defense	$ 59,226
Dow Jones U.S. Broker-Dealers	334,952
Dow Jones U.S. Healthcare Providers	14,876
Dow Jones U.S. Home Construction	1,387,806
Dow Jones U.S. Insurance	2,994

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Medical Devices	$206,575
Dow Jones U.S. Oil & Gas Exploration & Production	29,486
Dow Jones U.S. Oil Equipment & Services	16,455
Dow Jones U.S. Pharmaceuticals	16,167
Dow Jones U.S. Regional Banks	186,356

Cross trades for the six months ended October 31, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2008, the iShares Dow Jones U.S. Home Construction Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Beazer Homes USA Inc.	2,103	1,459	1,056	2,506	$7,945,478	$–	$552,750
Cavco Industries Inc.	479	221	224	476	16,204,848	–	244,147
M/I Homes Inc.	912	403	478	837	11,389,188	21,246	1,958,881
Palm Harbor Homes Inc.	1,439	793	682	1,550	13,328,839	–	743,274
Skyline Corp.	505	257	232	530	11,465,389	171,361	(336,839)
Standard-Pacific Corp.	4,339	5,397	4,179	5,557	15,838,530	–	2,544,406
WCI Communities Inc.	3,374	–	3,374	–	–	–	(14,136,560)
Woodbridge Holdings Corp.[a]	7,036	5,124	10,660	1,500	1,155,165	–	(1,046,675)

					$77,327,437	$192,607	$(9,476,616)

[a]	Prior to a name change on May 27, 2008, this security was known as Levitt Corp. Class A.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2008 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Aerospace & Defense	$24,562,119	$18,709,557
Dow Jones U.S. Broker-Dealers	75,327,609	84,562,025
Dow Jones U.S. Healthcare Providers	5,213,215	4,747,005
Dow Jones U.S. Home Construction	35,690,658	32,610,380
Dow Jones U.S. Insurance	7,460,865	6,203,752
Dow Jones U.S. Medical Devices	38,005,759	38,176,163
Dow Jones U.S. Oil & Gas Exploration & Production	29,275,918	29,689,131
Dow Jones U.S. Oil Equipment & Services	27,654,021	25,069,807
Dow Jones U.S. Pharmaceuticals	11,161,094	9,993,842
Dow Jones U.S. Regional Banks	18,803,578	18,664,591

58	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Aerospace & Defense	$28,492,071	$72,484,186
Dow Jones U.S. Broker-Dealers	826,805,155	871,812,110
Dow Jones U.S. Healthcare Providers	50,061,961	66,754,373
Dow Jones U.S. Home Construction	149,646,150	147,729,579
Dow Jones U.S. Insurance	21,442,290	11,676,168
Dow Jones U.S. Medical Devices	290,554,053	121,996,101
Dow Jones U.S. Oil & Gas Exploration & Production	1,009,144,210	884,073,855
Dow Jones U.S. Oil Equipment & Services	183,895,052	126,201,542
Dow Jones U.S. Pharmaceuticals	150,741,335	132,284,791
Dow Jones U.S. Regional Banks	201,386,171	133,777,640

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of October 31, 2008, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of October 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	59

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed statistical information prepared by Lipper regarding the performance of the Funds for the one-year period and the “last quarter” period ended March 31, 2008, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that

60	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. The Board also reviewed statistical information from Lipper displaying the effects of the current breakpoints in the investment advisory fee rates for the Funds (as discussed below) at various asset levels of such Funds as compared to their Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregate basis with certain other iShares funds, increase. The Board also discussed the substantial growth in assets of certain iShares funds, including the iShares funds in the group with which the Funds’ assets are aggregated for purpose of applying breakpoints in the investment advisory fee rates, over the last few years. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds had not yet reached scale. In light of this history, the Board determined that the current breakpoints were appropriate and warranted at this juncture for the Funds but that reductions in fee rates or further extensions of breakpoints were not warranted at this juncture. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	61

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

62	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	63

Notes:

64	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology-

Software (IGV)

iShares S&P North American Technology

Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

Sector (IYM)

iShares Dow Jones U.S. Consumer Services

Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications

Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary

Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate

Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap

ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global

Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North

America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	65

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

iS-0175 1208

66	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, is affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-SAR-43-1008

iShares®

LET'S BUILD A BETTER INVESTMENT WORLD.℠

BARCLAYS GLOBAL INVESTORS

2008 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MORNINGSTAR SERIES

OCTOBER 31, 2008

» *Would you prefer to receive materials like this electronically? See inside cover for details.*

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it's a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm's name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

Performance as of October 31, 2008

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Morningstar Large Core	(30.72)%	(30.51)%	(30.68)%	0.30%	0.37%	0.49%	1.33%	1.61%	2.15%
Morningstar Large Growth	(39.39)%	(39.19)%	(39.27)%	(5.44)%	(5.38)%	(5.22)%	(21.58)%	(21.37)%	(20.79)%
Morningstar Large Value	(36.60)%	(36.20)%	(36.48)%	(0.19)%	(0.09)%	0.07%	(0.83)%	(0.38)%	0.29%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Large Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Core Index™ (the “Core Index”). The Core Index measures the performance of stocks issued by large-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2008 (the “reporting period”), the total return for the Core Fund was (24.58)%, while the total return for the Core Index was (24.57)%.

PORTFOLIO ALLOCATION As of 10/31/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	35.70%

Industrial	20.13

Technology	11.80

Consumer Cyclical	11.77

Financial	6.41

Communications	5.42

Energy	4.29

Utilities	3.28

Basic Materials	0.99

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
General Electric Co.	6.71%

Procter & Gamble Co. (The)	6.67

Johnson & Johnson	5.90

Wal-Mart Stores Inc.	4.69

International Business Machines Corp.	4.34

Hewlett-Packard Co.	3.25

Philip Morris International Inc.	3.14

Intel Corp.	3.10

PepsiCo Inc.	3.07

Abbott Laboratories	2.93

TOTAL	43.80%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Growth Index™ (the “Growth Index”). The Growth Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was (31.94)%, while the total return for the Growth Index was (31.88)%.

PORTFOLIO ALLOCATION As of 10/31/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.60%

Technology	21.11

Communications	18.35

Energy	11.39

Industrial	7.82

Consumer Cyclical	6.96

Financial	6.54

Basic Materials	2.66

Utilities	0.42

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Microsoft Corp.	7.98%

Cisco Systems Inc.	4.66

Apple Inc.	4.15

Coca-Cola Co. (The)	4.13

Google Inc. Class A	3.77

Oracle Corp.	3.16

QUALCOMM Inc.	2.76

Schlumberger Ltd.	2.71

Monsanto Co.	2.12

Medtronic Inc.	1.99

TOTAL	37.43%

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Value Index™ (the “Value Index”). The Value Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was (29.60)%, while the total return for the Value Index was (29.57)%.

PORTFOLIO ALLOCATION As of 10/31/08
Sector	Percentage of Net Assets
Financial	31.30%

Energy	29.83

Consumer Non-Cyclical	16.41

Communications	11.18

Utilities	5.63

Basic Materials	2.50

Consumer Cyclical	2.35

Industrial	0.67

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	16.65%

AT&T Inc.	6.88

Chevron Corp.	6.63

JPMorgan Chase & Co.	6.16

Bank of America Corp.	5.24

Pfizer Inc.	5.16

Wells Fargo & Co.	4.59

Verizon Communications Inc.	3.67

Citigroup Inc.	3.22

ConocoPhillips	3.17

TOTAL	61.37%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

Performance as of October 31, 2008

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Morningstar Mid Core	(40.48)%	(40.40)%	(40.39)%	(1.80)%	(1.78)%	(1.58)%	(7.60)%	(7.53)%	(6.68)%
Morningstar Mid Growth	(43.31)%	(43.33)%	(43.18)%	0.00%	(0.02)%	0.27%	0.00%	(0.10)%	1.16%
Morningstar Mid Value	(37.57)%	(37.46)%	(37.53)%	(1.10)%	(1.07)%	(0.91)%	(4.67)%	(4.58)%	(3.89)%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Mid Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Core Index™ (the “Core Index”). The Core Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2008 (the “reporting period”), the total return for the Core Fund was (34.98)%, while the total return for the Core Index was (34.96)%.

PORTFOLIO ALLOCATION As of 10/31/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	21.13%

Industrial	16.68

Financial	15.41

Technology	13.17

Consumer Cyclical	12.40

Energy	7.31

Basic Materials	6.43

Communications	4.82

Utilities	2.15

Diversified	0.34

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Equity Residential	1.50%

Southwest Airlines Co.	1.37

Boston Properties Inc.	1.34

Clorox Co. (The)	1.34

ITT Industries Inc.	1.28

HCP Inc.	1.19

CA Inc.	1.16

Forest Laboratories Inc.	1.12

Quest Diagnostics Inc.	1.12

Barr Pharmaceuticals Inc.	1.09

TOTAL	12.51%

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Growth Index™ (the “Growth Index”). The Growth Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was (38.46)%, while the total return for the Growth Index was (38.40)%.

PORTFOLIO ALLOCATION As of 10/31/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.52%

Industrial	19.04

Technology	16.16

Energy	12.11

Financial	7.92

Communications	7.78

Consumer Cyclical	5.78

Utilities	3.12

Basic Materials	2.80

Diversified	0.78

Short-Term and Other Net Assets	(0.01)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Hudson City Bancorp Inc.	1.53%

Apollo Group Inc. Class A	1.52

C.H. Robinson Worldwide Inc.	1.48

C.R. Bard Inc.	1.48

Agilent Technologies Inc.	1.35

Broadcom Corp. Class A	1.27

Intuit Inc.	1.24

Activision Blizzard Inc.	1.24

Ultra Petroleum Corp.	1.19

Expeditors International Washington Inc.	1.17

TOTAL	13.47%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Value Index™ (the “Value Index”). The Value Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was (29.50)%, while the total return for the Value Index was (29.51)%.

PORTFOLIO ALLOCATION As of 10/31/08
Sector	Percentage of Net Assets
Financial	31.39%

Utilities	16.91

Consumer Non-Cyclical	13.42

Consumer Cyclical	13.20

Industrial	7.25

Basic Materials	7.19

Communications	4.09

Energy	3.16

Technology	3.11

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Consolidated Edison Inc.	1.94%

Lorillard Inc.	1.88

Progress Energy Inc.	1.70

UST Inc.	1.56

Progressive Corp. (The)	1.49

Rohm and Haas Co.	1.43

PPG Industries Inc.	1.35

Sara Lee Corp.	1.31

ConAgra Foods Inc.	1.31

Annaly Capital Management Inc.	1.23

TOTAL	15.20%

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

Performance as of October 31, 2008

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Morningstar Small Core	(37.13)%	(37.31)%	(37.16)%	(0.92)%	(1.04)%	(0.72)%	(3.92)%	(4.46)%	(3.10)%
Morningstar Small Growth	(39.88)%	(39.92)%	(39.81)%	(2.94)%	(2.98)%	(2.71)%	(12.16)%	(12.31)%	(11.27)%
Morningstar Small Value	(30.87)%	(32.54)%	(30.81)%	(0.32)%	(0.72)%	(0.06)%	(1.40)%	(3.11)%	(0.27)%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Small Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Core Index™ (the “Core Index”). The Core Index measures the performance of stocks issued by small-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2008 (the “reporting period”), the total return for the Core Fund was (28.98)%, while the total return for the Core Index was (28.99)%.

PORTFOLIO ALLOCATION As of 10/31/08
Sector	Percentage of Net Assets
Industrial	19.08%

Consumer Non-Cyclical	18.81

Financial	16.71

Consumer Cyclical	15.74

Technology	11.88

Energy	6.69

Communications	5.81

Basic Materials	4.91

Utilities	0.34

Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Ralcorp Holdings Inc.	1.68%

Flowers Foods Inc.	1.10

Teleflex Inc.	0.92

Lazard Ltd. Class A	0.91

Steris Corp.	0.89

Big Lots Inc.	0.88

Lincare Holdings Inc.	0.85

Hercules Inc.	0.84

Atmel Corp.	0.82

CLARCOR Inc.	0.79

TOTAL	9.68%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Growth Index™ (the “Growth Index”). The Growth Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was (28.55)%, while the total return for the Growth Index was (28.50)%.

PORTFOLIO ALLOCATION As of 10/31/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	31.47%

Industrial	16.99

Technology	14.87

Communications	11.23

Consumer Cyclical	10.32

Energy	8.66

Financial	4.93

Basic Materials	1.23

Utilities	0.18

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Myriad Genetics Inc.	1.20%

Waste Connections Inc.	1.12

Comstock Resources Inc.	0.96

OSI Pharmaceuticals Inc.	0.93

F5 Networks Inc.	0.85

United Therapeutics Corp.	0.85

Wabtec Corp.	0.83

Foundry Networks Inc.	0.82

Immucor Inc.	0.79

Polycom Inc.	0.78

TOTAL	9.13%

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Value Index™ (the “Value Index”). The Value Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was (24.46)%, while the total return for the Value Index was (24.39)%.

PORTFOLIO ALLOCATION As of 10/31/08
Sector	Percentage of Net Assets
Financial	38.64%

Consumer Cyclical	17.14

Utilities	15.33

Industrial	9.67

Consumer Non-Cyclical	8.79

Basic Materials	4.86

Communications	2.68

Technology	1.86

Energy	1.31

Short-Term and Other Net Assets	(0.28)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
AMR Corp.	1.10%

First Horizon National Corp.	1.04

Great Plains Energy Inc.	0.99

Foot Locker Inc.	0.99

Piedmont Natural Gas Co.	0.98

Hawaiian Electric Industries Inc.	0.96

TCF Financial Corp.	0.95

Senior Housing Properties Trust	0.92

BJ’s Wholesale Club Inc.	0.91

Nicor Inc.	0.89

TOTAL	9.73%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/08)	Ending Account Value (10/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/08 to 10/31/08)
Morningstar Large Core
Actual	$1,000.00	$ 754.20	0.20%	$0.88
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Morningstar Large Growth
Actual	1,000.00	680.60	0.25	1.06
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Morningstar Large Value
Actual	1,000.00	704.00	0.25	1.07
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Morningstar Mid Core
Actual	1,000.00	650.20	0.25	1.04
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/08)	Ending Account Value (10/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/08 to 10/31/08)
Morningstar Mid Growth
Actual	$1,000.00	$ 615.40	0.30%	$1.22
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
Morningstar Mid Value
Actual	1,000.00	705.00	0.30	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
Morningstar Small Core
Actual	1,000.00	710.20	0.25	1.08
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Morningstar Small Growth
Actual	1,000.00	714.50	0.30	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
Morningstar Small Value
Actual	1,000.00	755.40	0.30	1.33
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.79%

ADVERTISING – 0.33%
Omnicom Group Inc.	20,135	$594,788

		594,788

AEROSPACE & DEFENSE – 5.74%
Boeing Co. (The)	41,397	2,163,821
General Dynamics Corp.	21,097	1,272,571
Lockheed Martin Corp.	19,761	1,680,673
Northrop Grumman Corp.	19,648	921,295
Raytheon Co.	26,050	1,331,415
United Technologies Corp.	55,665	3,059,348

		10,429,123

AGRICULTURE – 3.72%
Archer-Daniels-Midland Co.	36,912	765,186
Bunge Ltd.	7,533	289,343
Philip Morris International Inc.	131,398	5,711,871

		6,766,400

AUTO MANUFACTURERS – 0.35%
PACCAR Inc.	21,964	642,227

		642,227

AUTO PARTS & EQUIPMENT – 0.36%
Johnson Controls Inc.	36,781	652,127

		652,127

BANKS – 1.28%
Bank of New York Mellon Corp. (The)	71,313	2,324,804

		2,324,804

BEVERAGES – 4.60%
Anheuser-Busch Companies Inc.	44,693	2,772,307
PepsiCo Inc.	98,023	5,588,291

		8,360,598

BIOTECHNOLOGY – 2.18%
Amgen Inc.[a]	66,286	3,969,869

		3,969,869

CHEMICALS – 0.99%
E.I. du Pont de Nemours and Co.	56,299	1,801,568

		1,801,568

COMMERCIAL SERVICES – 0.99%
Accenture Ltd.	35,099	1,160,022
McKesson Corp.	17,402	640,220

		1,800,242

Security	Shares	Value
COMPUTERS – 8.46%
Dell Inc.[a]	111,696	$1,357,106
Hewlett-Packard Co.	154,360	5,908,901
International Business Machines Corp.	84,834	7,887,017
Sun Microsystems Inc.[a]	47,285	217,511

		15,370,535

COSMETICS & PERSONAL CARE – 7.03%
Avon Products Inc.	26,644	661,570
Procter & Gamble Co. (The)	187,836	12,122,935

		12,784,505

DIVERSIFIED FINANCIAL SERVICES – 1.79%
American Express Co.	64,216	1,765,940
Merrill Lynch & Co. Inc.	80,376	1,494,190

		3,260,130

ELECTRIC – 3.28%
Entergy Corp.	12,078	942,688
Exelon Corp.	41,323	2,241,360
FPL Group Inc.	23,474	1,108,912
PPL Corp.	23,341	766,052
Public Service Enterprise Group Inc.	31,930	898,829

		5,957,841

ELECTRONICS – 0.32%
Tyco Electronics Ltd.	29,519	573,849

		573,849

FOOD – 2.33%
H.J. Heinz Co.	19,664	861,676
Kellogg Co.	14,951	753,829
Kroger Co. (The)	38,091	1,045,979
Safeway Inc.	27,690	588,966
Sysco Corp.	37,524	983,129

		4,233,579

HEALTH CARE - PRODUCTS – 6.36%
Boston Scientific Corp.[a]	92,584	836,034
Johnson & Johnson	174,975	10,732,966

		11,569,000

HEALTH CARE - SERVICES – 1.41%
Aetna Inc.	29,455	732,546
UnitedHealth Group Inc.	76,985	1,826,854

		2,559,400

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2008

Security	Shares	Value
INSURANCE – 2.35%
Aflac Inc.	29,796	$1,319,367
Aon Corp.	15,357	649,601
CIGNA Corp.	17,189	280,181
Marsh & McLennan Companies Inc.	32,093	940,967
Principal Financial Group Inc.	14,987	284,603
Prudential Financial Inc.	26,555	796,650

		4,271,369

INTERNET – 0.37%
Symantec Corp.[a]	53,191	669,143

		669,143

LEISURE TIME – 0.37%
Carnival Corp.	26,509	673,329

		673,329

MACHINERY – 0.80%
Caterpillar Inc.	38,128	1,455,346

		1,455,346

MANUFACTURING – 10.60%
Eaton Corp.	10,223	455,946
General Electric Co.	625,244	12,198,510
Honeywell International Inc.	42,951	1,307,858
Illinois Tool Works Inc.	27,882	930,980
Ingersoll-Rand Co. Ltd. Class A	19,914	367,413
Parker Hannifin Corp.	10,489	406,659
Textron Inc.	15,569	275,571
3M Co.	40,126	2,580,102
Tyco International Ltd.	29,657	749,729

		19,272,768

MEDIA – 4.33%
McGraw-Hill Companies Inc. (The)	19,981	536,290
News Corp. Class A	113,403	1,206,608
News Corp. Class B	27,117	287,983
Time Warner Inc.	223,976	2,259,918
Viacom Inc. Class Aa	768	16,474
Viacom Inc. Class Ba	35,158	710,895
Walt Disney Co. (The)	110,039	2,850,010

		7,868,178

OFFICE & BUSINESS EQUIPMENT – 0.24%
Xerox Corp.	54,827	439,713

		439,713

Security	Shares	Value
OIL & GAS – 4.29%
Anadarko Petroleum Corp.	29,249	$1,032,490
Apache Corp.	20,880	1,719,050
Devon Energy Corp.	26,255	2,122,979
Hess Corp.	18,136	1,091,969
Murphy Oil Corp.	11,837	599,426
Noble Energy Inc.	10,643	551,520
Valero Energy Corp.	32,847	675,991

		7,793,425

PHARMACEUTICALS – 7.08%
Abbott Laboratories	96,336	5,312,930
Bristol-Myers Squibb Co.	123,186	2,531,472
Cardinal Health Inc.	22,400	855,680
Merck & Co. Inc.	134,444	4,161,042

		12,861,124

REAL ESTATE INVESTMENT TRUSTS – 0.99%
ProLogis	16,337	228,718
Simon Property Group Inc.	13,958	935,605
Vornado Realty Trust	8,975	633,186

		1,797,509

RETAIL – 10.69%
Best Buy Co. Inc.	21,075	565,021
Kohl’s Corp.[a]	18,288	642,457
Lowe’s Companies Inc.	91,660	1,989,022
McDonald’s Corp.	70,986	4,112,219
Sears Holdings Corp.[a,b]	4,476	258,444
Staples Inc.	44,136	857,562
Target Corp.	44,212	1,773,785
TJX Companies Inc. (The)	26,218	701,594
Wal-Mart Stores Inc.	152,752	8,525,089

		19,425,193

SEMICONDUCTORS – 3.10%
Intel Corp.	352,007	5,632,112

		5,632,112

TELECOMMUNICATIONS – 0.39%
Motorola Inc.	132,609	712,110

		712,110

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2008

Security	Shares	Value
TRANSPORTATION – 2.67%
FedEx Corp.	18,173	$1,187,969
Norfolk Southern Corp.	23,612	1,415,303
United Parcel Service Inc. Class B	42,688	2,253,073

		4,856,345

TOTAL COMMON STOCKS
(Cost: $224,993,869)		181,378,249

SHORT-TERM INVESTMENTS – 0.23%

MONEY MARKET FUNDS – 0.23%
Barclays Global Investors Funds
Treasury Money Market
Fund, Institutional Shares
0.39%[c,d]	176,527	176,527
BGI Cash Premier Fund LLC
2.50%[c,d,e]	245,228	245,228

		421,755

TOTAL SHORT-TERM INVESTMENTS
(Cost: $421,755)		421,755

TOTAL INVESTMENTS IN SECURITIES – 100.02%
(Cost: $225,415,624)		181,800,004

Other Assets, Less Liabilities – (0.02)%		(37,175)

NET ASSETS – 100.00%		$181,762,829

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.85%

AEROSPACE & DEFENSE – 0.44%
L-3 Communications Holdings Inc.	20,378	$1,654,082

		1,654,082

AGRICULTURE – 2.12%
Monsanto Co.	90,203	8,026,263

		8,026,263

APPAREL – 1.23%
Coach Inc.[a]	56,419	1,162,231
Nike Inc. Class B	60,828	3,505,518

		4,667,749

BANKS – 1.37%
Northern Trust Corp.	36,599	2,060,890
State Street Corp.	71,879	3,115,955

		5,176,845

BEVERAGES – 4.13%
Coca-Cola Co. (The)	354,824	15,633,545

		15,633,545

BIOTECHNOLOGY – 4.38%
Biogen Idec Inc.[a]	48,845	2,078,355
Celgene Corp.[a]	75,891	4,876,756
Genentech Inc.[a]	77,296	6,410,930
Genzyme Corp.[a]	44,431	3,238,131

		16,604,172

CHEMICALS – 1.67%
Air Products and Chemicals Inc.	32,862	1,910,268
Mosaic Co. (The)	24,429	962,747
Praxair Inc.	52,739	3,435,946

		6,308,961

COAL – 0.67%
CONSOL Energy Inc.	30,705	963,830
Peabody Energy Corp.	45,118	1,557,022

		2,520,852

COMMERCIAL SERVICES – 1.58%
Visa Inc. Class A	74,530	4,125,235
Western Union Co.	121,391	1,852,427

		5,977,662

COMPUTERS – 5.22%
Apple Inc.[a]	145,928	15,700,393
EMC Corp.[a]	345,009	4,064,206

		19,764,599

Security	Shares	Value
COSMETICS & PERSONAL CARE – 1.41%
Colgate-Palmolive Co.	84,788	$5,321,295

		5,321,295

DIVERSIFIED FINANCIAL SERVICES – 4.71%
BlackRock Inc.	3,295	432,765
Charles Schwab Corp. (The)	156,758	2,997,213
CME Group Inc.	12,725	3,590,359
Franklin Resources Inc.	26,412	1,796,016
Goldman Sachs Group Inc. (The)	66,792	6,178,260
NYSE Euronext Inc.	37,374	1,127,947
T. Rowe Price Group Inc.	43,240	1,709,710

		17,832,270

ELECTRIC – 0.42%
AES Corp. (The)[a]	111,303	887,085
Constellation Energy Group Inc.	29,616	717,003

		1,604,088

ELECTRICAL COMPONENTS & EQUIPMENT – 1.13%
Emerson Electric Co.	130,245	4,262,919

		4,262,919

ELECTRONICS – 0.75%
Thermo Fisher Scientific Inc.[a]	69,936	2,839,402

		2,839,402

ENERGY - ALTERNATE SOURCES – 0.28%
First Solar Inc.[a,b]	7,438	1,068,841

		1,068,841

ENGINEERING & CONSTRUCTION – 0.32%
Fluor Corp.	29,929	1,195,065

		1,195,065

HEALTH CARE - PRODUCTS – 6.15%
Baxter International Inc.	105,714	6,394,640
Becton, Dickinson and Co.	38,296	2,657,742
Medtronic Inc.	187,185	7,549,171
St. Jude Medical Inc.[a]	56,714	2,156,833
Stryker Corp.	52,223	2,791,842
Zimmer Holdings Inc.[a]	37,497	1,740,986

		23,291,214

INTERNET – 6.02%
Amazon.com Inc.[a,b]	51,368	2,940,304
eBay Inc.[a]	186,080	2,841,442

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value
Google Inc. Class Aa	39,697	$14,265,514
Yahoo! Inc.[a]	214,810	2,753,864

		22,801,124

LODGING – 0.57%
Las Vegas Sands Corp.[a,b]	17,436	247,417
Marriott International Inc. Class A	51,465	1,074,075
MGM MIRAGE[a,b]	15,927	262,158
Wynn Resorts Ltd.[b]	9,518	574,887

		2,158,537

MACHINERY – 0.73%
Deere & Co.	71,747	2,766,564

		2,766,564

MANUFACTURING – 0.64%
Danaher Corp.	41,053	2,431,980

		2,431,980

MEDIA – 3.15%
Comcast Corp. Class A	317,871	5,009,647
Comcast Corp. Class A Special	141,489	2,181,760
DIRECTV Group Inc. (The)[a,b]	96,248	2,106,869
Liberty Global Inc. Series Aa	24,781	408,639
Liberty Global Inc. Series Ca,b	25,453	411,320
Liberty Media Corp. - Liberty Entertainment Group Series Aa	82,007	1,320,313
Time Warner Cable Inc. Class Aa	25,957	508,238

		11,946,786

METAL FABRICATE & HARDWARE – 0.40%
Precision Castparts Corp.	23,199	1,503,527

		1,503,527

MINING – 0.99%
Freeport-McMoRan Copper & Gold Inc.	63,456	1,846,570
Newmont Mining Corp.	72,096	1,899,009

		3,745,579

OIL & GAS – 4.59%
Chesapeake Energy Corp.	90,232	1,982,397
Diamond Offshore Drilling Inc.	10,916	969,341
EOG Resources Inc.	41,124	3,327,754
Noble Corp.	44,752	1,441,462
Southwestern Energy Co.[a]	56,966	2,029,129
Transocean Inc.[a]	52,712	4,339,779
XTO Energy Inc.	91,452	3,287,699

		17,377,561

Security	Shares	Value
OIL & GAS SERVICES – 5.32%
Baker Hughes Inc.	51,324	$1,793,774
Halliburton Co.	146,698	2,903,153
National Oilwell Varco Inc.[a]	68,516	2,047,943
Schlumberger Ltd.	198,682	10,261,925
Smith International Inc.	35,965	1,240,073
Weatherford International Ltd.[a]	113,117	1,909,415

		20,156,283

PHARMACEUTICALS – 4.83%
Allergan Inc.	51,198	2,031,025
Express Scripts Inc.[a]	34,708	2,103,652
Gilead Sciences Inc.[a]	153,440	7,035,224
Medco Health Solutions Inc.[a]	84,351	3,201,120
Schering-Plough Corp.	270,293	3,916,546

		18,287,567

PIPELINES – 0.53%
Williams Companies Inc. (The)	95,940	2,011,862

		2,011,862

REAL ESTATE INVESTMENT TRUSTS – 0.46%
Public Storage	21,402	1,744,263

		1,744,263

RETAIL – 5.16%
Costco Wholesale Corp.	73,073	4,165,892
CVS Caremark Corp.	238,670	7,315,235
Starbucks Corp.[a]	121,604	1,596,660
Walgreen Co.	165,395	4,210,957
Yum! Brands Inc.	78,035	2,263,795

		19,552,539

SEMICONDUCTORS – 2.08%
Applied Materials Inc.	225,741	2,914,316
MEMC Electronic Materials Inc.[a]	37,879	696,216
Texas Instruments Inc.	218,718	4,278,124

		7,888,656

SOFTWARE – 13.81%
Adobe Systems Inc.[a]	88,542	2,358,759
Automatic Data Processing Inc.	86,307	3,016,430
Electronic Arts Inc.[a]	53,105	1,209,732
MasterCard Inc. Class A	13,424	1,984,336
Microsoft Corp.	1,353,388	30,221,154
Oracle Corp.[a]	654,325	11,967,604
Paychex Inc.	53,955	1,539,876

		52,297,891

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value
TELECOMMUNICATIONS – 9.18%
American Tower Corp. Class Aa	65,941	$2,130,554
Cisco Systems Inc.[a]	993,506	17,654,602
Corning Inc.	261,151	2,828,265
Juniper Networks Inc.[a]	90,492	1,695,820
QUALCOMM Inc.	273,503	10,464,225

		34,773,466

TRANSPORTATION – 3.41%
Burlington Northern Santa Fe Corp.	46,918	4,178,517
CSX Corp.	67,152	3,070,189
Union Pacific Corp.	84,922	5,670,242

		12,918,948

TOTAL COMMON STOCKS
(Cost: $521,722,775)		378,112,957

SHORT-TERM INVESTMENTS – 1.20%

MONEY MARKET FUNDS – 1.20%
Barclays Global Investors Funds
Treasury Money Market
Fund, Institutional Shares
0.39%[c,d]	408,742	408,742
BGI Cash Premier Fund LLC
2.50%[c,d,e]	4,119,112	4,119,112

		4,527,854

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,527,854)		4,527,854

TOTAL INVESTMENTS IN SECURITIES – 101.05% (Cost: $526,250,629)		382,640,811

Other Assets, Less Liabilities – (1.05)%		(3,974,116)

NET ASSETS – 100.00%		$378,666,695

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.87%

AGRICULTURE – 2.07%
Altria Group Inc.	160,268	$3,075,543
Reynolds American Inc.	13,316	651,951

		3,727,494

AUTO MANUFACTURERS – 0.32%
Ford Motor Co.[a,b]	158,196	346,449
General Motors Corp.[b]	38,133	220,409

		566,858

BANKS – 15.46%
Bank of America Corp.	390,038	9,427,219
BB&T Corp.	42,946	1,539,614
PNC Financial Services Group Inc. (The)	26,934	1,795,690
Regions Financial Corp.	54,175	600,801
SunTrust Banks Inc.	27,543	1,105,576
U.S. Bancorp	134,343	4,004,765
Wachovia Corp.	168,140	1,077,777
Wells Fargo & Co.	242,494	8,256,921

		27,808,363

CHEMICALS – 1.07%
Dow Chemical Co. (The)	72,405	1,931,041

		1,931,041

DIVERSIFIED FINANCIAL SERVICES – 10.77%
Capital One Financial Corp.	29,054	1,136,593
Citigroup Inc.	423,656	5,782,904
JPMorgan Chase & Co.	268,731	11,085,154
Morgan Stanley	78,355	1,368,862

		19,373,513

ELECTRIC – 5.21%
American Electric Power Co. Inc.	31,233	1,019,133
Dominion Resources Inc.	44,822	1,626,142
Duke Energy Corp.	97,692	1,600,195
Edison International	23,316	829,816
FirstEnergy Corp.	23,743	1,238,435
PG&E Corp.	27,695	1,015,576
Southern Co. (The)	59,723	2,050,888

		9,380,185

ENVIRONMENTAL CONTROL – 0.67%
Waste Management Inc.	38,585	1,205,010

		1,205,010

Security	Shares	Value
FOOD – 3.00%
Campbell Soup Co.	17,936	$680,671
General Mills Inc.	24,695	1,672,839
Kraft Foods Inc.	104,583	3,047,549

		5,401,059

FOREST PRODUCTS & PAPER – 0.34%
Weyerhaeuser Co.	16,241	620,731

		620,731

GAS – 0.42%
Sempra Energy	17,847	760,104

		760,104

HEALTH CARE - PRODUCTS – 0.95%
Covidien Ltd.	38,453	1,703,083

		1,703,083

HEALTH CARE - SERVICES – 0.86%
WellPoint Inc.[a]	39,832	1,548,270

		1,548,270

HOUSEHOLD PRODUCTS & WARES – 1.10%
Kimberly-Clark Corp.	32,304	1,979,912

		1,979,912

INSURANCE – 5.07%
ACE Ltd.	25,927	1,487,173
Allstate Corp. (The)	42,042	1,109,488
American International Group Inc.	182,273	348,141
Chubb Corp.	28,081	1,455,157
Hartford Financial Services Group Inc. (The)	23,335	240,817
Lincoln National Corp.	20,208	348,386
Loews Corp.	27,597	916,496
MetLife Inc.	37,765	1,254,553
Travelers Companies Inc. (The)	46,010	1,957,726

		9,117,937

IRON & STEEL – 0.69%
Nucor Corp.	22,192	898,998
United States Steel Corp.	9,231	340,439

		1,239,437

MEDIA – 0.25%
CBS Corp. Class A	1,083	10,646
CBS Corp. Class B	45,528	442,077

		452,723

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2008

Security	Shares	Value
MINING – 0.40%
Alcoa Inc.	63,120	$726,511

		726,511

OIL & GAS – 29.32%
Chevron Corp.	159,886	11,927,496
ConocoPhillips	109,470	5,694,629
Exxon Mobil Corp.	404,232	29,961,676
Marathon Oil Corp.	55,183	1,605,825
Occidental Petroleum Corp.	64,005	3,554,838

		52,744,464

PHARMACEUTICALS – 8.43%
Eli Lilly and Co.	75,237	2,544,515
Pfizer Inc.	524,600	9,290,666
Wyeth	103,817	3,340,831

		15,176,012

PIPELINES – 0.51%
Spectra Energy Corp.	47,903	925,965

		925,965

RETAIL – 2.03%
Gap Inc. (The)	41,172	532,766
Home Depot Inc.	132,155	3,117,536

		3,650,302

TELECOMMUNICATIONS – 10.93%
AT&T Inc.	462,352	12,377,163
Sprint Nextel Corp.	216,552	677,808
Verizon Communications Inc.	222,566	6,603,533

		19,658,504

TOTAL COMMON STOCKS
(Cost: $264,897,547)		179,697,478

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.51%

MONEY MARKET FUNDS – 0.51%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	289,270	$289,270
BGI Cash Premier Fund LLC 2.50%[c,d,e]	619,866	619,866

		909,136

TOTAL SHORT-TERM INVESTMENTS
(Cost: $909,136)		909,136

TOTAL INVESTMENTS IN SECURITIES – 100.38% (Cost: $265,806,683)		180,606,614

Other Assets, Less Liabilities – (0.38)%		(683,645)

NET ASSETS – 100.00%		$179,922,969

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.39%
Interpublic Group of Companies Inc. (The)[a]	60,002	$311,410

		311,410

AEROSPACE & DEFENSE – 1.41%
Alliant Techsystems Inc.[a]	4,087	337,341
Goodrich Corp.	15,647	572,054
Spirit AeroSystems Holdings Inc. Class Aa	12,789	206,287

		1,115,682

AIRLINES – 1.37%
Southwest Airlines Co.	92,066	1,084,537

		1,084,537

APPAREL – 0.46%
Hanesbrands Inc.[a,b]	11,683	204,102
Phillips-Van Heusen Corp.	6,384	156,472

		360,574

AUTO MANUFACTURERS – 0.09%
Oshkosh Corp.	9,213	70,572

		70,572

AUTO PARTS & EQUIPMENT – 0.81%
BorgWarner Inc.	14,592	327,882
Goodyear Tire & Rubber Co. (The)[a]	30,017	267,752
TRW Automotive Holdings Corp.[a]	6,795	42,944

		638,578

BEVERAGES – 1.58%
Brown-Forman Corp. Class A	1,876	84,420
Brown-Forman Corp. Class B	9,217	418,452
Molson Coors Brewing Co. Class A	174	6,438
Molson Coors Brewing Co. Class B	19,677	735,133

		1,244,443

BUILDING MATERIALS – 0.37%
Owens Corning[a]	10,892	171,331
USG Corp.[a]	8,313	123,199

		294,530

CHEMICALS – 4.36%
Airgas Inc.	8,982	344,550
Albemarle Corp.	11,504	280,122
CF Industries Holdings Inc.	7,078	454,337

Security	Shares	Value
Cytec Industries Inc.	5,945	$168,362
FMC Corp.	9,420	410,147
Huntsman Corp.	11,904	120,230
International Flavors & Fragrances Inc.	9,873	314,751
Lubrizol Corp.	8,629	324,278
Rockwood Holdings Inc.[a]	5,615	69,345
Sherwin-Williams Co. (The)	12,399	705,627
Terra Industries Inc.	11,415	251,016

		3,442,765

COMMERCIAL SERVICES – 5.69%
Equifax Inc.	16,298	425,052
H&R Block Inc.	40,893	806,410
Hewitt Associates Inc. Class Aa	11,094	309,412
Interactive Data Corp.	4,505	106,228
Lender Processing Services Inc.	11,935	275,340
Manpower Inc.	9,942	309,494
Moody’s Corp.	25,986	665,242
Quanta Services Inc.[a]	21,907	432,882
Robert Half International Inc.	19,586	369,588
SAIC Inc.[a]	23,165	427,858
Service Corp. International	32,645	225,250
Weight Watchers International Inc.	4,519	141,354

		4,494,110

COMPUTERS – 3.45%
Affiliated Computer Services Inc. Class Aa	11,217	459,897
Brocade Communications Systems Inc.[a]	46,140	173,948
Cadence Design Systems Inc.[a]	32,650	132,885
Diebold Inc.	8,206	243,882
DST Systems Inc.[a,b]	5,181	210,245
NCR Corp.[a]	20,561	375,855
Synopsys Inc.[a]	17,719	323,903
Teradata Corp.[a]	22,576	347,445
Western Digital Corp.[a]	27,683	456,769

		2,724,829

COSMETICS & PERSONAL CARE – 0.99%
Alberto-Culver Co.	11,431	294,120
Estee Lauder Companies Inc. (The) Class A	13,471	485,495

		779,615

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2008

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.81%
W.W. Grainger Inc.	8,096	$636,103

		636,103

DIVERSIFIED FINANCIAL SERVICES – 1.51%
Federated Investors Inc. Class B	11,998	290,352
Jefferies Group Inc.	14,646	231,846
Legg Mason Inc.	17,420	386,550
Raymond James Financial Inc.	12,145	282,857

		1,191,605
ELECTRIC – 1.23%
DPL Inc.[b]	14,119	322,054
Mirant Corp.[a]	23,302	408,251
Sierra Pacific Resources Corp.	29,204	242,101

		972,406

ELECTRICAL COMPONENTS & EQUIPMENT – 0.75%
Energizer Holdings Inc.[a]	7,296	356,483
Molex Inc.	8,226	118,537
Molex Inc. Class A	8,977	115,265

		590,285

ELECTRONICS – 2.55%
Applied Biosystems Inc.	21,649	667,439
Avnet Inc.[a]	18,664	312,435
AVX Corp.	6,376	57,512
Garmin Ltd.[a,b]	15,414	346,044
Gentex Corp.	18,090	173,483
Jabil Circuit Inc.	22,905	192,631
PerkinElmer Inc.	14,798	265,476

		2,015,020

ENGINEERING & CONSTRUCTION – 0.79%
KBR Inc.	21,370	317,131
URS Corp.[a]	10,560	310,358

		627,489

ENTERTAINMENT – 0.66%
International Game Technology Inc.	37,236	521,304

		521,304

ENVIRONMENTAL CONTROL – 0.93%
Nalco Holding Co.	17,653	249,260
Republic Services Inc.	20,339	482,034

		731,294

Security	Shares	Value
FOOD – 1.77%
Corn Products International Inc.	9,278	$225,641
Hershey Co. (The)	19,474	725,212
McCormick & Co. Inc. NVS	13,316	448,217

		1,399,070

FOREST PRODUCTS & PAPER – 0.36%
MeadWestvaco Corp.	20,304	284,865

		284,865

GAS – 0.35%
Energen Corp.	8,126	272,790

		272,790

HAND & MACHINE TOOLS – 0.52%
Kennametal Inc.	9,158	194,333
Lincoln Electric Holdings Inc.	5,069	218,727

		413,060

HEALTH CARE - PRODUCTS – 0.70%
Beckman Coulter Inc.	7,867	392,721
Kinetic Concepts Inc.[a]	6,762	163,708

		556,429

HEALTH CARE - SERVICES – 4.32%
Brookdale Senior Living Inc.	5,115	44,091
Community Health Systems Inc.[a]	11,984	245,672
Coventry Health Care Inc.[a]	18,577	245,031
Humana Inc.[a]	21,344	631,569
Laboratory Corp. of America Holdings[a]	13,860	852,251
Quest Diagnostics Inc.	18,863	882,788
Tenet Healthcare Corp.[a]	58,946	258,183
Universal Health Services Inc. Class B	5,947	250,012

		3,409,597

HOLDING COMPANIES - DIVERSIFIED – 0.34%
Walter Industries Inc.	7,026	272,257

		272,257

HOME BUILDERS – 0.47%
Toll Brothers Inc.[a,b]	16,089	371,978

		371,978

HOME FURNISHINGS – 0.17%
Harman International Industries Inc.	7,259	133,348

		133,348

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2008

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 1.34%
Clorox Co. (The)	17,355	$1,055,358

		1,055,358
INSURANCE – 1.75%
Alleghany Corp.[a]	750	211,500
Brown & Brown Inc.	14,145	290,255
Markel Corp.[a]	1,253	439,603
Philadelphia Consolidated Holding Corp.[a]	7,562	442,301

		1,383,659
INTERNET – 1.04%
Check Point Software Technologies Ltd.[a]	21,650	437,763
Expedia Inc.[a]	26,063	247,859
IAC/InterActiveCorp.[a]	7,998	134,046

		819,668
IRON & STEEL – 0.92%
Allegheny Technologies Inc.	11,917	316,277
Carpenter Technology Corp.	5,994	108,491
Steel Dynamics Inc.	25,263	301,135

		725,903
LODGING – 0.62%
Starwood Hotels & Resorts Worldwide Inc.	21,614	487,180

		487,180
MACHINERY – 2.12%
Cummins Inc.	22,921	592,508
Graco Inc.	7,483	185,055
IDEX Corp.	10,210	236,668
Rockwell Automation Inc.	16,476	455,891
Terex Corp.[a]	12,109	202,099

		1,672,221
MANUFACTURING – 4.60%
AptarGroup Inc.	8,003	242,651
Cooper Industries Ltd.	21,789	674,370
Donaldson Co. Inc.	8,589	301,903
Dover Corp.	23,752	754,601
Harsco Corp.	10,486	248,204
ITT Industries Inc.	22,759	1,012,775
Pall Corp.	15,037	397,127

		3,631,631

Security	Shares	Value
MEDIA – 2.00%
Cablevision Systems Corp.	29,320	$519,844
Dish Network Corp. Class Aa	26,415	415,772
E.W. Scripps Co. (The) Class A	3,360	15,624
Scripps Networks Interactive Inc. Class A	11,030	313,252
Washington Post Co. (The) Class B	734	313,271

		1,577,763
MINING – 0.79%
Vulcan Materials Co.	11,435	620,692

		620,692
OIL & GAS – 4.18%
Frontier Oil Corp.	12,910	170,541
Helmerich & Payne Inc.	12,008	411,994
Holly Corp.	5,235	102,763
Nabors Industries Ltd.[a]	35,347	508,290
Newfield Exploration Co.[a]	16,537	380,020
Pioneer Natural Resources Co.	14,986	417,060
Pride International Inc.[a]	21,728	408,269
Rowan Companies Inc.	14,197	257,534
St. Mary Land & Exploration Co.	7,682	191,205
Tesoro Corp.	17,213	166,450
Unit Corp.[a]	5,871	220,397
W&T Offshore Inc.	3,389	64,967

		3,299,490
OIL & GAS SERVICES – 1.10%
BJ Services Co.	36,769	472,482
Helix Energy Solutions Group Inc.[a]	10,390	109,718
Tidewater Inc.	6,497	283,334

		865,534
PACKAGING & CONTAINERS – 2.14%
Ball Corp.	12,260	419,292
Crown Holdings Inc.[a]	20,084	405,295
Owens-Illinois Inc.[a]	20,911	478,444
Pactiv Corp.[a]	16,412	386,667

		1,689,698
PHARMACEUTICALS – 4.74%
AmerisourceBergen Corp.	19,874	621,460
Barr Pharmaceuticals Inc.[a]	13,447	864,104
Forest Laboratories Inc.[a]	38,237	888,246
Hospira Inc.[a]	19,954	555,120

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2008

Security	Shares	Value
Mylan Inc.[a,b]	37,804	$323,980
Warner Chilcott Ltd. Class Aa	10,586	146,828
Watson Pharmaceuticals Inc.[a]	13,140	343,874

		3,743,612

PIPELINES – 2.03%
El Paso Corp.	88,470	858,159
Questar Corp.	21,593	744,095

		1,602,254

REAL ESTATE – 0.50%
CB Richard Ellis Group Inc. Class Aa	22,462	157,459
Forest City Enterprises Inc. Class A	8,123	96,582
Forest City Enterprises Inc. Class B	740	8,910
Jones Lang LaSalle Inc.	3,938	129,639

		392,590

REAL ESTATE INVESTMENT TRUSTS – 11.17%
AMB Property Corp.	12,337	296,458
AvalonBay Communities Inc.	9,638	684,491
Boston Properties Inc.	14,921	1,057,600
BRE Properties Inc. Class Ab	6,390	222,436
Camden Property Trust	6,589	222,115
Douglas Emmett Inc.	13,646	206,055
Equity Residential	33,998	1,187,550
Essex Property Trust Inc.	3,189	310,290
Federal Realty Investment Trust	7,387	452,601
General Growth Properties Inc.	31,319	129,661
HCP Inc.	31,318	937,348
Host Hotels & Resorts Inc.	65,325	675,460
Kimco Realty Corp.	27,534	621,718
Realty Income Corp.[b]	12,635	292,121
Regency Centers Corp.	8,643	341,053
Taubman Centers Inc.	6,588	218,853
UDR Inc.	16,098	318,096
Ventas Inc.	17,920	646,195

		8,820,101

RETAIL – 6.36%
Advance Auto Parts Inc.	11,810	368,472
American Eagle Outfitters Inc.	22,156	246,375
AutoZone Inc.[a]	5,330	678,456
Bed Bath & Beyond Inc.[a]	32,855	846,673
Burger King Holdings Inc.	11,465	227,924
Dollar Tree Inc.[a]	11,322	430,462

Security	Shares	Value
Nordstrom Inc.	21,152	$382,640
O’Reilly Automotive Inc.[a]	16,804	455,556
PetSmart Inc.	16,019	315,414
Ross Stores Inc.	16,716	546,446
Tiffany & Co.	15,935	437,416
Williams-Sonoma Inc.	10,628	88,000

		5,023,834

SAVINGS & LOANS – 0.48%
People’s United Financial Inc.	21,561	377,318

		377,318

SEMICONDUCTORS – 5.02%
Analog Devices Inc.	36,387	777,226
Linear Technology Corp.	25,857	586,437
LSI Corp.[a]	79,702	306,853
Microchip Technology Inc.	23,093	568,781
Micron Technology Inc.[a,b]	94,727	446,164
National Semiconductor Corp.	28,822	379,586
ON Semiconductor Corp.[a]	51,036	260,794
Xilinx Inc.	34,672	638,658

		3,964,499

SOFTWARE – 4.70%
BMC Software Inc.[a]	24,097	622,185
CA Inc.	51,618	918,800
Fidelity National Information Services Inc.	23,834	359,655
Fiserv Inc.[a]	20,693	690,318
IMS Health Inc.	22,837	327,483
Metavante Technologies Inc.[a]	11,128	186,617
Sybase Inc.[a]	9,816	261,400
Total System Services Inc.	24,875	341,783

		3,708,241

TELECOMMUNICATIONS – 1.39%
Amdocs Ltd.[a]	24,072	543,064
Level 3 Communications Inc.[a,b]	194,813	204,554
Telephone and Data Systems Inc.	6,642	178,338
Telephone and Data Systems Inc. Special	6,397	175,278

		1,101,234

TOYS, GAMES & HOBBIES – 0.58%
Hasbro Inc.	15,800	459,306

		459,306

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2008

Security	Shares	Value
TRANSPORTATION – 0.50%
J.B. Hunt Transport Services Inc.	13,791	$392,078

		392,078

WATER – 0.57%
American Water Works Co. Inc.	7,226	146,543
Aqua America Inc.	16,709	300,762

		447,305

TOTAL COMMON STOCKS
(Cost: $121,947,520)		78,821,714

SHORT-TERM INVESTMENTS – 3.04%

MONEY MARKET FUNDS – 3.04%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	107,150	107,150
BGI Cash Premier Fund LLC 2.50%[c,d,e]	2,292,816	2,292,816

		2,399,966

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,399,966)		2,399,966

TOTAL INVESTMENTS IN SECURITIES – 102.88% (Cost: $124,347,486)		81,221,680

Other Assets, Less Liabilities – (2.88)%		(2,273,797)

NET ASSETS – 100.00%		$78,947,883

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 100.01%

ADVERTISING – 0.17%
Lamar Advertising Co. Class Aa,b	28,655	$434,696

		434,696

AEROSPACE & DEFENSE – 1.21%
BE Aerospace Inc.[a]	41,219	530,489
Rockwell Collins Inc.	70,903	2,639,719

		3,170,208

APPAREL – 0.67%
Guess? Inc.	26,849	584,503
Polo Ralph Lauren Corp.	24,825	1,170,995

		1,755,498

AUTO PARTS & EQUIPMENT – 0.22%
WABCO Holdings Inc.	30,817	566,108

		566,108

BEVERAGES – 0.31%
Hansen Natural Corp.[a,b]	32,302	817,887

		817,887

BIOTECHNOLOGY – 3.08%
Alexion Pharmaceuticals Inc.[a]	34,260	1,396,095
Charles River Laboratories International Inc.[a]	29,934	1,072,535
Illumina Inc.[a]	50,522	1,557,593
Invitrogen Corp.[a,b]	40,578	1,168,241
Millipore Corp.[a]	24,066	1,248,785
Vertex Pharmaceuticals Inc.[a]	61,841	1,620,853

		8,064,102

BUILDING MATERIALS – 0.54%
Martin Marietta Materials Inc.[b]	18,189	1,425,654

		1,425,654

CHEMICALS – 1.90%
Ecolab Inc.	77,671	2,894,021
Sigma-Aldrich Corp.	47,552	2,085,631

		4,979,652

COAL – 1.43%
Alpha Natural Resources Inc.[a]	30,890	1,104,935
Arch Coal Inc.	63,030	1,349,472
Foundation Coal Holdings Inc.	19,837	411,816
Massey Energy Co.	37,325	861,834

		3,728,057

Security	Shares	Value
COMMERCIAL SERVICES – 6.46%
Alliance Data Systems Corp.[a]	29,685	$1,489,000
Apollo Group Inc. Class Aa	56,990	3,961,375
Corrections Corp. of America[a]	54,904	1,049,215
DeVry Inc.	27,302	1,547,750
FTI Consulting Inc.[a]	22,147	1,290,063
Genpact Ltd.[a]	25,292	198,036
Iron Mountain Inc.[a,b]	80,148	1,945,993
ITT Educational Services Inc.[a]	17,139	1,502,233
Monster Worldwide Inc.[a]	52,656	749,821
Morningstar Inc.[a]	7,766	290,759
Pharmaceutical Product Development Inc.	46,428	1,438,339
Strayer Education Inc.	6,273	1,419,392

		16,881,976

COMPUTERS – 2.80%
Cognizant Technology Solutions Corp.[a]	126,547	2,429,702
FactSet Research Systems Inc.	19,386	751,983
IHS Inc. Class Aa	20,037	709,109
MICROS Systems Inc.[a]	36,184	616,214
NetApp Inc.[a]	143,954	1,947,698
SanDisk Corp.[a]	98,729	877,701

		7,332,407

DISTRIBUTION & WHOLESALE – 1.20%
Fastenal Co.[b]	61,234	2,465,281
LKQ Corp.[a]	59,498	680,657

		3,145,938

DIVERSIFIED FINANCIAL SERVICES – 3.68%
Affiliated Managers Group Inc.[a]	17,835	827,187
Eaton Vance Corp.	50,918	1,120,196
IntercontinentalExchange Inc.[a]	30,868	2,641,066
Janus Capital Group Inc.	70,313	825,475
NASDAQ OMX Group Inc. (The)[a]	69,458	2,254,607
TD Ameritrade Holding Corp.[a]	106,392	1,413,950
Waddell & Reed Financial Inc. Class A	37,746	548,072

		9,630,553

ELECTRIC – 3.12%
Allegheny Energy Inc.	73,654	2,220,668
Calpine Corp.[a]	157,332	1,840,784
Dynegy Inc. Class Aa	219,911	800,476

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value
ITC Holdings Corp.	21,701	$880,627
NRG Energy Inc.[a]	104,177	2,422,115

		8,164,670

ELECTRICAL COMPONENTS & EQUIPMENT – 1.01%
AMETEK Inc.	46,705	1,552,941
General Cable Corp.[a,b]	23,325	398,391
SunPower Corp. Class Aa,b	17,632	688,706

		2,640,038

ELECTRONICS – 5.06%
Agilent Technologies Inc.[a]	158,713	3,521,841
Amphenol Corp. Class A	77,032	2,206,967
FLIR Systems Inc.[a]	61,390	1,970,619
Itron Inc.[a]	14,944	724,485
Mettler-Toledo International Inc.[a]	15,045	1,151,544
National Instruments Corp.	25,031	635,787
Trimble Navigation Ltd.[a]	52,766	1,085,397
Waters Corp.[a]	44,023	1,928,207

		13,224,847

ENERGY - ALTERNATE SOURCES – 0.44%
Covanta Holding Corp.[a]	53,708	1,157,944

		1,157,944

ENGINEERING & CONSTRUCTION – 2.53%
AECOM Technology Corp.[a]	32,789	578,070
Foster Wheeler Ltd.[a]	63,415	1,737,571
Jacobs Engineering Group Inc.[a]	53,955	1,965,581
McDermott International Inc.[a]	99,898	1,711,253
Shaw Group Inc. (The)[a]	34,286	613,377

		6,605,852

ENTERTAINMENT – 0.74%
DreamWorks Animation SKG Inc. Class Aa	26,475	743,947
Penn National Gaming Inc.[a]	32,721	630,206
Scientific Games Corp. Class Aa,b	30,605	550,890

		1,925,043

ENVIRONMENTAL CONTROL – 0.85%
Stericycle Inc.[a]	38,042	2,222,794

		2,222,794

FOOD – 0.25%
Whole Foods Market Inc.[b]	61,279	656,911

		656,911

Security	Shares	Value
HEALTH CARE - PRODUCTS – 8.42%
C.R. Bard Inc.	43,751	$3,861,026
DENTSPLY International Inc.	61,459	1,867,124
Edwards Lifesciences Corp.[a]	24,349	1,286,601
Gen-Probe Inc.[a]	23,765	1,118,381
Henry Schein Inc.[a]	39,634	1,855,268
Hologic Inc.[a]	112,360	1,375,286
IDEXX Laboratories Inc.[a]	26,162	920,641
Intuitive Surgical Inc.[a]	17,035	2,943,478
Inverness Medical Innovations Inc.[a]	33,884	648,879
Patterson Companies Inc.[a]	49,757	1,260,345
ResMed Inc.[a]	34,132	1,169,362
TECHNE Corp.	17,020	1,174,720
Varian Medical Systems Inc.[a]	55,570	2,528,991

		22,010,102

HEALTH CARE - SERVICES – 1.84%
Covance Inc.[a]	28,085	1,404,250
DaVita Inc.[a]	45,983	2,609,535
Pediatrix Medical Group Inc.[a]	20,694	799,823

		4,813,608

HOLDING COMPANIES - DIVERSIFIED – 0.78%
Leucadia National Corp.	75,859	2,036,056

		2,036,056

HOUSEHOLD PRODUCTS & WARES – 0.81%
Church & Dwight Co. Inc.	29,255	1,728,678
Fossil Inc.[a]	21,139	383,673

		2,112,351

INTERNET – 2.58%
Akamai Technologies Inc.[a]	74,468	1,070,850
Equinix Inc.[a,b]	14,197	886,177
McAfee Inc.[a]	66,655	2,169,620
Priceline.com Inc.[a]	15,312	805,871
VeriSign Inc.[a,b]	85,633	1,815,420

		6,747,938

IRON & STEEL – 0.75%
AK Steel Holding Corp.	48,986	681,885
Cliffs Natural Resources Inc.	47,024	1,269,178

		1,951,063

MACHINERY – 2.31%
AGCO Corp.[a]	40,355	1,271,990
Bucyrus International Inc.	32,920	794,360

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value
Flowserve Corp.	25,358	$1,443,377
Joy Global Inc.	47,558	1,378,231
Manitowoc Co. Inc. (The)	57,160	562,454
Zebra Technologies Corp. Class Aa	28,646	579,795

		6,030,207

MANUFACTURING – 1.37%
Brink’s Co. (The)	17,941	869,959
Roper Industries Inc.	39,344	1,784,250
SPX Corp.	23,842	923,639

		3,577,848

MEDIA – 0.82%
Discovery Communications Inc. Class Aa	64,932	885,672
John Wiley & Sons Inc. Class A	21,820	758,900
John Wiley & Sons Inc. Class B	737	25,633
Sirius XM Radio Inc.[a]	1,391,535	470,339

		2,140,544

METAL FABRICATE & HARDWARE – 0.17%
Valmont Industries Inc.	8,236	451,168

		451,168

MINING – 0.15%
Titanium Metals Corp.	43,153	401,754

		401,754

OIL & GAS – 6.43%
Atwood Oceanics Inc.[a]	24,114	662,653
Cabot Oil & Gas Corp.	45,244	1,269,999
CNX Gas Corp.[a]	12,213	308,867
Continental Resources Inc.[a]	13,559	439,176
Denbury Resources Inc.[a]	107,574	1,367,266
ENSCO International Inc.	63,896	2,428,687
Petrohawk Energy Corp.[a]	109,057	2,066,630
Plains Exploration & Production Co.[a]	47,456	1,338,259
Quicksilver Resources Inc.[a]	49,093	514,004
Range Resources Corp.	67,940	2,868,427
SandRidge Energy Inc.[a]	40,979	438,475
Ultra Petroleum Corp.[a]	66,992	3,118,478

		16,820,921

OIL & GAS SERVICES – 3.05%
Cameron International Corp.[a]	95,952	2,327,796
Core Laboratories NV	10,112	745,254

Security	Shares	Value
Dresser-Rand Group Inc.[a]	36,914	$826,874
Exterran Holdings Inc.[a]	29,007	650,047
FMC Technologies Inc.[a]	56,442	1,974,906
Oceaneering International Inc.[a]	24,217	682,193
Superior Energy Services Inc.[a]	35,452	755,837

		7,962,907

PACKAGING & CONTAINERS – 0.21%
Greif Inc. Class A	10,394	421,789
Greif Inc. Class B	3,583	120,353

		542,142

PHARMACEUTICALS – 3.35%
Amylin Pharmaceuticals Inc.[a,b]	60,227	614,918
BioMarin Pharmaceutical Inc.[a]	43,897	804,193
Cephalon Inc.[a,b]	29,832	2,139,551
Endo Pharmaceuticals Holdings Inc.[a]	47,218	873,533
ImClone Systems Inc.[a]	27,092	1,862,846
Perrigo Co.	34,400	1,169,600
Sepracor Inc.[a]	47,462	632,194
VCA Antech Inc.[a]	36,567	661,863

		8,758,698

PIPELINES – 0.76%
Equitable Resources Inc.	57,116	1,982,496

		1,982,496

REAL ESTATE – 0.48%
St. Joe Co. (The)[a,b]	40,285	1,245,612

		1,245,612

REAL ESTATE INVESTMENT TRUSTS – 2.02%
Alexandria Real Estate Equities Inc.	14,007	973,767
Digital Realty Trust Inc.	29,285	980,462
Macerich Co. (The)	32,952	969,448
Nationwide Health Properties Inc.	42,365	1,264,172
SL Green Realty Corp.	25,735	1,081,899

		5,269,748

RETAIL – 2.95%
Abercrombie & Fitch Co. Class A	38,508	1,115,192
CarMax Inc.[a,b]	86,776	921,561
Chipotle Mexican Grill Inc. Class Aa,b	6,410	325,307
Chipotle Mexican Grill Inc. Class Ba	8,086	345,838
Copart Inc.[a,b]	28,182	983,552
Dick’s Sporting Goods Inc.[a,b]	37,715	577,794
GameStop Corp. Class Aa	67,262	1,842,306

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value
J. Crew Group Inc.[a,b]	22,586	$457,366
Urban Outfitters Inc.[a]	52,588	1,143,263

		7,712,179

SAVINGS & LOANS – 1.74%
Hudson City Bancorp Inc.	212,336	3,994,040
TFS Financial Corp.	43,123	563,618

		4,557,658

SEMICONDUCTORS – 5.32%
Altera Corp.	132,021	2,290,564
Broadcom Corp. Class Aa	194,105	3,315,313
Cypress Semiconductor Corp.[a]	66,134	331,331
Intersil Corp. Class A	54,497	746,064
KLA-Tencor Corp.	76,429	1,776,974
Lam Research Corp.[a]	55,161	1,233,400
Marvell Technology Group Ltd.[a]	208,593	1,451,807
NVIDIA Corp.[a]	244,815	2,144,579
Varian Semiconductor Equipment Associates Inc.[a]	32,169	631,156

		13,921,188

SOFTWARE – 8.04%
Activision Blizzard Inc.[a]	260,642	3,247,599
ANSYS Inc.[a]	38,891	1,113,449
Autodesk Inc.[a]	98,286	2,094,475
Cerner Corp.[a]	28,191	1,049,551
Citrix Systems Inc.[a]	81,581	2,102,342
Dun & Bradstreet Corp. (The)	24,983	1,840,997
Global Payments Inc.	35,092	1,421,577
Intuit Inc.[a]	129,789	3,252,512
Nuance Communications Inc.[a,b]	79,058	723,381
Red Hat Inc.[a]	83,758	1,114,819
Salesforce.com Inc.[a]	44,356	1,373,262
SEI Investments Co.	61,499	1,087,302
VMware Inc. Class Aa	19,131	593,061

		21,014,327

TELECOMMUNICATIONS – 4.21%
Ciena Corp.[a]	39,488	379,480
CommScope Inc.[a,b]	30,747	452,288
Crown Castle International Corp.[a,b]	107,108	2,267,476
Harris Corp.	59,312	2,132,266
JDS Uniphase Corp.[a]	95,039	518,913
Leap Wireless International Inc.[a]	22,021	617,469

Security	Shares	Value
MetroPCS Communications Inc.[a,b]	80,247	$1,102,594
NII Holdings Inc. Class Ba	72,993	1,880,300
SBA Communications Corp.[a,b]	44,777	939,869
tw telecom inc.[a]	64,557	457,064
United States Cellular Corp.[a]	7,000	268,170

		11,015,889

TRANSPORTATION – 3.78%
C.H. Robinson Worldwide Inc.	74,804	3,873,351
Expeditors International Washington Inc.	93,969	3,068,088
Kansas City Southern Industries Inc.[a]	40,208	1,241,221
Kirby Corp.[a]	23,653	811,771
Landstar System Inc.	23,267	897,874

		9,892,305

TOTAL COMMON STOCKS (Cost: $433,169,638)		261,499,544

SHORT-TERM INVESTMENTS – 8.04%

MONEY MARKET FUNDS – 8.04%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	382,990	382,990
BGI Cash Premier Fund LLC 2.50%[c,d,e]	20,635,432	20,635,432

		21,018,422

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,018,422)		21,018,422

TOTAL INVESTMENTS IN SECURITIES – 108.05% (Cost: $454,188,060)		282,517,966

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value
SHORT POSITIONS[f] – (0.15)%

COMMON STOCKS – (0.15)%

Brink’s Home Security Holdings Inc.	(17,941)	$(390,217)

		(390,217)

TOTAL SHORT POSITIONS
(Proceeds: $390,035)		(390,217)

Other Assets, Less Liabilities – (7.90)%		(20,656,879)

NET ASSETS – 100.00%		$261,470,870

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See

Note 5.

[f]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.72%

AGRICULTURE – 3.44%
Lorillard Inc.	21,539	$1,418,559
UST Inc.	17,357	1,173,160

		2,591,719

AIRLINES – 1.08%
Delta Air Lines Inc.[a,b]	74,049	813,058

		813,058

APPAREL – 0.79%
VF Corp.	10,817	596,017

		596,017

BANKS – 10.34%
Associated Banc-Corp.	14,828	327,106
Bank of Hawaii Corp.	6,039	306,238
BOK Financial Corp.	2,807	134,287
City National Corp.	4,907	262,672
Comerica Inc.	18,773	517,947
Commerce Bancshares Inc.	7,290	344,671
Cullen/Frost Bankers Inc.	6,859	383,898
Discover Financial Services LLC	54,153	663,374
Fifth Third Bancorp	65,586	711,608
Huntington Bancshares Inc.	45,505	430,022
KeyCorp	61,426	751,240
M&T Bank Corp.	9,759	791,455
Marshall & Ilsley Corp.	30,185	544,236
National City Corp.	79,416	214,423
Popular Inc.	31,596	240,130
Synovus Financial Corp.	34,002	351,241
Valley National Bancorp	15,664	297,616
Zions Bancorporation[b]	13,260	505,339

		7,777,503

BEVERAGES – 1.65%
Coca-Cola Enterprises Inc.	39,425	396,221
Constellation Brands Inc. Class Aa	24,017	301,173
Constellation Brands Inc. Class Ba	1,041	13,054
Pepsi Bottling Group Inc.	16,494	381,341
PepsiAmericas Inc.	7,945	150,399

		1,242,188

BUILDING MATERIALS – 0.61%
Masco Corp.	45,281	459,602

		459,602

Security	Shares	Value
CHEMICALS – 4.14%
Ashland Inc.	6,944	$156,865
Celanese Corp. Class A	18,720	259,459
Eastman Chemical Co.	8,887	358,946
PPG Industries Inc.	20,516	1,017,183
Rohm and Haas Co.	15,286	1,075,370
RPM International Inc.	16,139	229,174
Valhi Inc.	1,429	20,463

		3,117,460

COMMERCIAL SERVICES – 0.73%
Hertz Global Holdings Inc.[a]	16,512	118,721
R.R. Donnelley & Sons Co.	26,130	432,974

		551,695

COMPUTERS – 1.67%
Computer Sciences Corp.[a]	18,782	566,465
Lexmark International Inc. Class Aa	10,897	281,470
Seagate Technology	60,193	407,507

		1,255,442

DISTRIBUTION & WHOLESALE – 1.37%
Genuine Parts Co.	20,084	790,305
Ingram Micro Inc. Class Aa	17,799	237,261

		1,027,566

DIVERSIFIED FINANCIAL SERVICES – 1.83%
Ameriprise Financial Inc.	27,590	595,944
CIT Group Inc.	35,449	146,759
SLM Corp.[a]	57,997	618,828
Student Loan Corp. (The)	491	17,921

		1,379,452

ELECTRIC – 14.86%
Alliant Energy Corp.	13,661	401,360
Ameren Corp.	25,991	843,408
CenterPoint Energy Inc.	37,529	432,334
CMS Energy Corp.	27,838	285,339
Consolidated Edison Inc.	33,586	1,454,946
DTE Energy Co.	20,322	717,367
Integrys Energy Group Inc.	9,507	453,199
MDU Resources Group Inc.	20,938	381,281
Northeast Utilities	19,458	438,972
NSTAR	13,277	438,805
OGE Energy Corp.	11,369	310,374
Pepco Holdings Inc.	24,897	514,123

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2008

Security	Shares	Value
Pinnacle West Capital Corp.	12,461	$394,391
Progress Energy Inc.	32,450	1,277,556
Puget Energy Inc.	14,538	340,625
Reliant Energy Inc.[a]	42,778	224,584
SCANA Corp.	13,098	431,055
TECO Energy Inc.	24,664	284,623
Wisconsin Energy Corp.	14,529	632,011
Xcel Energy Inc.	53,178	926,361

		11,182,714

ELECTRICAL COMPONENTS & EQUIPMENT – 0.31%
Hubbell Inc. Class A	415	16,911
Hubbell Inc. Class B	6,043	216,762

		233,673

ELECTRONICS – 0.34%
Arrow Electronics Inc.[a]	14,810	258,434

		258,434

ENTERTAINMENT – 0.17%
Regal Entertainment Group Class A	9,680	124,291

		124,291

ENVIRONMENTAL CONTROL – 0.66%
Allied Waste Industries Inc.[a]	47,685	496,878

		496,878

FOOD – 5.04%
ConAgra Foods Inc.	56,293	980,624
Dean Foods Co.[a]	18,615	406,924
Hormel Foods Corp.	9,121	257,759
J.M. Smucker Co. (The)	6,794	302,741
Sara Lee Corp.	88,326	987,485
Smithfield Foods Inc.[a]	15,994	168,257
SUPERVALU Inc.	26,497	377,317
Tyson Foods Inc. Class A	35,395	309,352

		3,790,459

FOREST PRODUCTS & PAPER – 2.71%
International Paper Co.	53,397	919,496
Plum Creek Timber Co. Inc.	21,371	796,711
Rayonier Inc.	9,709	321,174

		2,037,381

GAS – 2.05%
AGL Resources Inc.	9,518	289,347
Atmos Energy Corp.	11,185	271,460
NiSource Inc.	34,064	441,469

Security	Shares	Value
Southern Union Co.	12,895	$222,052
UGI Corp.	13,336	318,330

		1,542,658

HAND & MACHINE TOOLS – 1.27%
Black & Decker Corp. (The)	7,423	375,752
Snap-On Inc.	7,114	262,862
Stanley Works (The)	9,698	317,513

		956,127

HEALTH CARE - SERVICES – 0.23%
Health Net Inc.[a]	13,359	172,064

		172,064

HOME BUILDERS – 1.54%
Centex Corp.	15,408	188,748
D.R. Horton Inc.	33,850	249,813
Lennar Corp. Class A	16,099	124,606
Lennar Corp. Class B	1,294	7,635
NVR Inc.[a,b]	613	300,499
Pulte Homes Inc.	26,129	291,077

		1,162,378

HOME FURNISHINGS – 0.57%
Whirlpool Corp.	9,243	431,186

		431,186

HOUSEHOLD PRODUCTS & WARES – 1.49%
Avery Dennison Corp.	11,724	410,574
Fortune Brands Inc.	18,600	709,404

		1,119,978

HOUSEWARES – 0.63%
Newell Rubbermaid Inc.	34,694	477,042

		477,042

INSURANCE – 13.53%
Allied World Assurance Holdings Ltd.	4,364	139,953
American Financial Group Inc.	9,382	213,253
Arch Capital Group Ltd.[a]	6,191	431,822
Arthur J. Gallagher & Co.	11,449	278,898
Assurant Inc.	12,249	312,105
Axis Capital Holdings Ltd.	18,312	521,526
Cincinnati Financial Corp.	18,892	491,003
CNA Financial Corp.	3,645	56,716
Erie Indemnity Co. Class A	3,950	146,900
Everest Re Group Ltd.	7,250	541,575
Fidelity National Financial Inc.	26,178	235,864

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2008

Security	Shares	Value
First American Corp.	10,155	$207,264
Genworth Financial Inc. Class A	53,552	259,192
HCC Insurance Holdings Inc.	14,257	314,509
MBIA Inc.[b]	28,813	283,232
Mercury General Corp.	3,254	167,158
Nationwide Financial Services Inc. Class A	5,743	271,701
Odyssey Re Holdings Corp.	3,218	126,918
Old Republic International Corp.	28,778	265,045
PartnerRe Ltd.	6,749	456,840
Progressive Corp. (The)	78,815	1,124,690
Protective Life Corp.	8,603	71,835
Reinsurance Group of America Inc.	3,679	137,374
RenaissanceRe Holdings Ltd.	7,582	348,014
StanCorp Financial Group Inc.	6,107	208,127
Torchmark Corp.	10,853	453,330
Transatlantic Holdings Inc.	3,289	140,934
Unitrin Inc.	5,721	120,141
Unum Group	42,996	677,187
W.R. Berkley Corp.	17,815	468,000
White Mountains Insurance Group Ltd.	965	332,443
XL Capital Ltd. Class A	38,627	374,682

		10,178,231

INTERNET – 0.46%
Liberty Media Corp. - Liberty Interactive Group Series Aa	70,075	341,966
Liberty Media Corp. - Liberty Interactive Group Series Ba	325	1,580

		343,546

IRON & STEEL – 0.27%
Reliance Steel & Aluminum Co.	7,984	199,919

		199,919

LEISURE TIME – 1.26%
Harley-Davidson Inc.	29,588	724,314
Royal Caribbean Cruises Ltd.	16,662	225,937

		950,251

LODGING – 0.24%
Wyndham Worldwide Corp.	22,163	181,515

		181,515

Security	Shares	Value
MANUFACTURING – 1.72%
Crane Co.	6,486	$106,176
Eastman Kodak Co.	35,669	327,441
Leggett & Platt Inc.	19,898	345,429
Pentair Inc.	12,359	341,603
Trinity Industries Inc.	10,050	169,644

		1,290,293

MEDIA – 0.61%
Gannett Co. Inc.	28,445	312,895
New York Times Co. (The) Class Ab	14,411	144,110

		457,005

METAL FABRICATE & HARDWARE – 0.41%
Commercial Metals Co.	14,104	156,554
Timken Co. (The)	9,584	152,194

		308,748

MINING – 0.07%
Century Aluminum Co.[a]	4,304	54,101

		54,101

OFFICE & BUSINESS EQUIPMENT – 0.85%
Pitney Bowes Inc.	25,766	638,481

		638,481

OIL & GAS – 2.24%
Cimarex Energy Co.	10,289	416,293
Forest Oil Corp.[a]	10,029	292,947
Patterson-UTI Energy Inc.	19,388	257,279
Sunoco Inc.	14,637	446,429
Whiting Petroleum Corp.[a]	5,271	274,039

		1,686,987

PACKAGING & CONTAINERS – 1.56%
Bemis Co. Inc.	12,482	310,053
Packaging Corp. of America	12,970	218,285
Sealed Air Corp.	19,674	332,884
Sonoco Products Co.	12,330	310,469

		1,171,691

PHARMACEUTICALS – 0.84%
King Pharmaceuticals Inc.[a]	30,615	269,106
Omnicare Inc.	13,213	364,282

		633,388

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2008

Security	Shares	Value
PIPELINES – 0.92%
National Fuel Gas Co.	8,592	$310,944
ONEOK Inc.	12,020	383,438

		694,382

REAL ESTATE INVESTMENT TRUSTS – 4.11%
Annaly Capital Management Inc.	66,721	927,422
Apartment Investment and Management Co. Class A	10,601	155,093
CapitalSource Inc.	27,789	205,639
Developers Diversified Realty Corp.	14,785	194,718
Duke Realty Corp.	18,033	254,446
Health Care REIT Inc.	12,643	562,740
Hospitality Properties Trust	11,628	118,024
iStar Financial Inc.[b]	16,748	17,753
Liberty Property Trust	11,491	274,060
Mack-Cali Realty Corp.	8,114	184,350
Weingarten Realty Investors[b]	9,680	197,956

		3,092,201

RETAIL – 3.69%
AutoNation Inc.[a,b]	13,877	95,335
Brinker International Inc.	12,537	116,594
Darden Restaurants Inc.	15,900	352,503
Family Dollar Stores Inc.	16,424	441,970
J.C. Penney Co. Inc.	24,193	578,697
Limited Brands Inc.	36,018	431,496
Macy’s Inc.	52,113	640,469
Office Depot Inc.[a]	33,894	122,018

		2,779,082

SAVINGS & LOANS – 1.58%
Astoria Financial Corp.	10,825	205,892
Capitol Federal Financial	2,617	121,717
New York Community Bancorp Inc.	42,288	662,230
Sovereign Bancorp Inc.[a]	67,669	196,240

		1,186,079

SEMICONDUCTORS – 0.32%
Advanced Micro Devices Inc.[a]	68,901	241,154

		241,154

SOFTWARE – 0.27%
Broadridge Financial Solutions Inc.	17,066	206,499

		206,499

TELECOMMUNICATIONS – 3.02%
CenturyTel Inc.	12,737	319,826
Embarq Corp.	17,697	530,910

Security	Shares	Value
Frontier Communications Corp.	39,109	$297,619
Qwest Communications International Inc.	175,498	501,924
Virgin Media Inc.	36,448	209,940
Windstream Corp.	54,678	410,632

		2,270,851

TEXTILES – 0.96%
Cintas Corp.	16,415	389,036
Mohawk Industries Inc.[a]	6,834	330,629

		719,665

TOYS, GAMES & HOBBIES – 0.90%
Mattel Inc.	44,860	673,797

		673,797

TRANSPORTATION – 0.37%
Ryder System Inc.	6,988	276,865

		276,865

TOTAL COMMON STOCKS (Cost: $122,616,069)		75,031,696

SHORT-TERM INVESTMENTS – 2.21%

MONEY MARKET FUNDS – 2.21%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	85,392	85,392
BGI Cash Premier Fund LLC 2.50%[c,d,e]	1,575,370	1,575,370

		1,660,762

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,660,762)		1,660,762

TOTAL INVESTMENTS IN SECURITIES – 101.93% (Cost: $124,276,831)		76,692,458

Other Assets, Less Liabilities – (1.93)%		(1,452,265)

NET ASSETS – 100.00%		$75,240,193

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.97%

AEROSPACE & DEFENSE – 1.48%
AAR Corp.[a,b]	15,261	$244,023
Kaman Corp.	9,878	252,185
Moog Inc. Class Aa	15,098	530,242
Moog Inc. Class Ba	202	7,098
Triumph Group Inc.	6,523	286,099

		1,319,647

AGRICULTURE – 0.27%
Vector Group Ltd.	14,337	244,446

		244,446

APPAREL – 2.05%
Carter’s Inc.[a]	22,185	471,209
Crocs Inc.[a,b]	32,069	80,493
Gymboree Corp.[a]	11,237	290,589
Quiksilver Inc.[a]	49,800	128,982
SKECHERS U.S.A. Inc. Class Aa	13,041	177,097
Timberland Co. Class Aa	18,500	223,850
Wolverine World Wide Inc.	19,204	451,294

		1,823,514

AUTO PARTS & EQUIPMENT – 0.10%
Tenneco Inc.[a]	17,967	88,218

		88,218

BANKS – 3.40%
East West Bancorp Inc.[b]	24,709	428,701
First Financial Bankshares Inc.	6,969	377,650
Frontier Financial Corp.[b]	18,363	122,298
Glacier Bancorp Inc.	21,126	426,111
SVB Financial Group[a]	12,688	652,798
UCBH Holdings Inc.[b]	43,303	228,640
UMB Financial Corp.	12,159	551,167
Wintrust Financial Corp.	9,181	235,034

		3,022,399

BIOTECHNOLOGY – 0.73%
Acorda Therapeutics Inc.[a]	14,529	296,392
Celera Corp.[a]	31,049	351,164

		647,556

BUILDING MATERIALS – 1.56%
Apogee Enterprises Inc.	11,168	110,116
Eagle Materials Inc.	17,047	301,902
Interline Brands Inc.[a]	12,732	135,469

Security	Shares	Value
Simpson Manufacturing Co. Inc.[b]	14,736	$339,517
Texas Industries Inc.	10,706	338,631
Universal Forest Products Inc.	7,024	166,118

		1,391,753

CHEMICALS – 3.93%
A. Schulman Inc.	9,319	166,903
Arch Chemicals Inc.	9,746	276,494
Ferro Corp.	17,165	265,714
H.B. Fuller Co.	18,985	335,465
Hercules Inc.	44,632	750,264
Minerals Technologies Inc.	7,509	426,211
NewMarket Corp.	4,359	164,291
Olin Corp.	26,507	481,367
OM Group Inc.[a]	11,963	255,290
PolyOne Corp.[a]	33,916	161,101
W.R. Grace & Co.[a]	23,763	214,105

		3,497,205

COAL – 0.37%
Patriot Coal Corp.[a]	20,830	329,739

		329,739

COMMERCIAL SERVICES – 5.38%
Aaron Rents Inc.	17,628	436,998
Aaron Rents Inc. Class A	1,193	24,457
Administaff Inc.	9,153	182,968
Career Education Corp.[a]	35,077	554,567
Cenveo Inc.[a]	19,583	94,586
Chemed Corp.	8,980	393,234
Consolidated Graphics Inc.[a]	3,958	51,494
Corporate Executive Board Co. (The)	13,363	398,618
DynCorp International Inc.[a]	9,874	130,534
Korn/Ferry International[a]	18,286	253,993
Live Nation Inc.[a]	29,703	334,159
MAXIMUS Inc.	7,252	231,629
McGrath RentCorp	8,556	194,563
MPS Group Inc.[a]	36,984	288,105
Rollins Inc.	20,237	355,564
RSC Holdings Inc.[a,b]	18,989	139,379
Sotheby’s Holdings Inc. Class A	26,492	246,641
Stewart Enterprises Inc. Class A	32,324	167,115
TrueBlue Inc.[a]	17,109	142,518
Viad Corp.	7,677	167,742

		4,788,864

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2008

Security	Shares	Value
COMPUTERS – 2.05%
CACI International Inc. Class Aa	11,760	$484,277
Electronics For Imaging Inc.[a]	20,566	218,000
Mentor Graphics Corp.[a]	35,721	262,192
MTS Systems Corp.	6,654	216,122
Palm Inc.[a,b]	39,155	156,228
Perot Systems Corp. Class Aa	33,859	487,231

		1,824,050

DISTRIBUTION & WHOLESALE – 2.34%
Brightpoint Inc.[a]	20,309	116,980
Owens & Minor Inc.	16,046	694,310
Pool Corp.[b]	18,623	324,226
ScanSource Inc.[a]	10,251	203,380
United Stationers Inc.[a]	9,173	342,978
Watsco Inc.	9,568	393,149
Watsco Inc. Class B	179	7,160

		2,082,183

DIVERSIFIED FINANCIAL SERVICES – 3.10%
E*TRADE Financial Corp.[a,b]	173,230	315,279
GLG Partners Inc.[b]	77,897	249,270
KBW Inc.[a,b]	13,029	381,489
Knight Capital Group Inc. Class Aa	36,749	531,391
Lazard Ltd. Class A	26,912	811,935
MF Global Ltd.[a]	38,414	149,815
Portfolio Recovery Associates Inc.[a,b]	5,935	212,948
World Acceptance Corp.[a]	5,633	104,098

		2,756,225

ELECTRICAL COMPONENTS & EQUIPMENT – 1.26%
Belden Inc.	17,301	360,553
EnerSys Inc.[a]	16,662	220,272
GrafTech International Ltd.[a]	46,857	380,010
Littelfuse Inc.[a]	8,515	158,890

		1,119,725

ELECTRONICS – 3.07%
Benchmark Electronics Inc.[a]	26,074	312,627
Brady Corp. Class A	19,676	609,956
Checkpoint Systems Inc.[a]	15,589	196,577
Cubic Corp.	6,304	140,264
Cymer Inc.[a]	11,983	293,224
Orbotech Ltd.[a]	13,429	43,510
Plexus Corp.[a]	15,418	287,700

Security	Shares	Value
Rogers Corp.[a]	7,055	$212,356
Technitrol Inc.	16,246	93,739
Thomas & Betts Corp.[a]	22,969	545,514

		2,735,467

ENERGY - ALTERNATE SOURCES – 0.13%
FuelCell Energy Inc.[a]	24,902	119,032

		119,032

ENGINEERING & CONSTRUCTION – 0.90%
Dycom Industries Inc.[a]	15,824	140,517
EMCOR Group Inc.[a]	25,618	455,232
Perini Corp.[a]	10,957	208,402

		804,151

ENTERTAINMENT – 0.56%
Churchill Downs Inc.	4,053	153,933
International Speedway Corp. Class A	11,052	346,922

		500,855

ENVIRONMENTAL CONTROL – 0.95%
Mine Safety Appliances Co.	12,405	334,935
Tetra Tech Inc.[a]	23,303	512,433

		847,368

FOOD – 3.44%
Flowers Foods Inc.	33,067	980,437
Lance Inc.	12,294	254,363
M&F Worldwide Corp.[a]	4,808	110,824
Ralcorp Holdings Inc.[a]	22,113	1,496,608
Sanderson Farms Inc.	6,948	216,917

		3,059,149

FOREST PRODUCTS & PAPER – 0.23%
Deltic Timber Corp.	4,445	202,470

		202,470

HAND & MACHINE TOOLS – 0.33%
Baldor Electric Co.	16,512	289,951

		289,951

HEALTH CARE - PRODUCTS – 2.28%
Advanced Medical Optics Inc.[a]	23,887	147,383
CONMED Corp.[a]	11,223	294,043
Cooper Companies Inc. (The)	17,775	292,932
Steris Corp.	23,158	788,298
West Pharmaceutical Services Inc.	12,674	505,946

		2,028,602

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2008

Security	Shares	Value
HEALTH CARE - SERVICES – 4.02%
AMERIGROUP Corp.[a]	20,976	$524,400
AmSurg Corp.[a]	12,316	307,161
Centene Corp.[a]	17,042	321,071
HealthSouth Corp.[a]	34,315	430,310
Lincare Holdings Inc.[a]	28,691	756,008
Magellan Health Services Inc.[a]	15,036	555,430
Molina Healthcare Inc.[a]	5,356	119,278
Sun Healthcare Group Inc.[a]	14,986	172,039
WellCare Health Plans Inc.[a]	16,350	395,180

		3,580,877

HOME BUILDERS – 0.30%
Thor Industries Inc.[b]	14,888	266,495

		266,495

HOUSEHOLD PRODUCTS & WARES – 1.19%
Scotts Miracle-Gro Co. (The) Class A	16,996	443,936
Tupperware Brands Corp.	24,159	611,223

		1,055,159

HOUSEWARES – 0.55%
Toro Co. (The)	14,687	494,071

		494,071

INSURANCE – 0.90%
AmTrust Financial Services Inc.	16,123	158,328
ProAssurance Corp.[a]	11,631	639,123

		797,451

INTERNET – 1.32%
Ariba Inc.[a]	33,276	356,053
Avocent Corp.[a]	17,524	263,210
NutriSystem Inc.[b]	11,363	160,786
Orbitz Worldwide Inc.[a]	14,324	48,272
Websense Inc.[a]	17,571	342,986

		1,171,307

IRON & STEEL – 0.26%
Schnitzer Steel Industries Inc. Class A	8,502	228,959

		228,959

LEISURE TIME – 0.31%
Callaway Golf Co.	25,985	271,803

		271,803

LODGING – 0.41%
Choice Hotels International Inc.	13,267	362,720

		362,720

Security	Shares	Value
MACHINERY – 1.41%
Albany International Corp. Class A	10,360	$150,842
Chart Industries Inc.[a]	11,114	151,373
Gardner Denver Inc.[a]	20,864	534,536
Robbins & Myers Inc.	10,622	216,689
Sauer-Danfoss Inc.	4,244	43,501
Tennant Co.	6,441	161,605

		1,258,546

MANUFACTURING – 3.68%
Acuity Brands Inc.	15,939	557,227
Ameron International Corp.	3,344	157,168
Barnes Group Inc.	17,053	247,439
Ceradyne Inc.[a]	10,324	242,614
CLARCOR Inc.	19,983	707,198
Matthews International Corp. Class A	12,114	540,648
Teleflex Inc.	15,552	824,100

		3,276,394

METAL FABRICATE & HARDWARE – 0.47%
Haynes International Inc.[a]	4,711	119,235
Mueller Water Products Inc. Class A	11,257	78,799
Mueller Water Products Inc. Class B	33,701	221,753

		419,787

MINING – 0.49%
Coeur d’Alene Mines Corp.[a,b]	216,510	155,887
Kaiser Aluminum Corp.	6,169	207,032
Stillwater Mining Co.[a]	17,966	71,145

		434,064

OFFICE FURNISHINGS – 0.17%
Interface Inc. Class A	21,478	151,420

		151,420

OIL & GAS – 3.16%
Berry Petroleum Co. Class A	15,528	361,802
Clayton Williams Energy Inc.[a]	3,764	182,291
Concho Resources Inc.[a]	24,437	519,286
Encore Acquisition Co.[a]	19,691	613,375
Grey Wolf Inc.[a,b]	70,107	450,087
Mariner Energy Inc.[a]	32,031	460,926
Parker Drilling Co.[a]	43,934	224,942

		2,812,709

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2008

Security	Shares	Value
OIL & GAS SERVICES – 3.03%
Allis-Chalmers Energy Inc.[a]	11,746	$79,403
Basic Energy Services Inc.[a]	9,461	129,426
Cal Dive International Inc.[a]	15,589	132,662
Complete Production Services Inc.[a]	19,339	239,610
Global Industries Ltd.[a]	34,066	86,868
Hornbeck Offshore Services Inc.[a]	9,360	222,768
Key Energy Services Inc.[a]	49,287	305,579
Lufkin Industries Inc.	5,742	300,421
Oil States International Inc.[a]	19,365	447,912
SEACOR Holdings Inc.[a]	8,174	549,048
Tetra Technologies Inc.[a]	29,214	203,329

		2,697,026

PHARMACEUTICALS – 1.50%
NBTY Inc.[a]	21,928	512,457
Par Pharmaceutical Companies Inc.[a]	13,640	136,400
Rigel Pharmaceuticals Inc.[a]	14,356	125,041
Valeant Pharmaceuticals International[a,b]	29,963	562,406

		1,336,304

REAL ESTATE – 0.12%
Forestar Real Estate Group Inc.[a]	12,652	110,705

		110,705

REAL ESTATE INVESTMENT TRUSTS – 8.55%
Acadia Realty Trust	11,839	213,931
American Campus Communities Inc.	16,584	430,852
BioMed Realty Trust Inc.	30,880	433,864
Corporate Office Properties Trust	18,567	577,248
Cousins Properties Inc.	13,453	194,799
DCT Industrial Trust Inc.	67,307	331,824
DiamondRock Hospitality Co.	35,993	186,444
EastGroup Properties Inc.	9,758	326,698
Entertainment Properties Trust	12,137	454,531
Extra Space Storage Inc.	32,119	369,690
Highwoods Properties Inc.	22,236	551,898
Home Properties Inc.	12,497	506,004
Kilroy Realty Corp.	12,832	412,549
LaSalle Hotel Properties	15,575	219,296
Mid-America Apartment Communities Inc.	10,779	379,852
Post Properties Inc.	17,293	385,980
PS Business Parks Inc.	6,014	272,254

Security	Shares	Value
Saul Centers Inc.	5,557	$203,331
Sunstone Hotel Investors Inc.	19,741	129,304
Tanger Factory Outlet Centers Inc.	12,396	448,363
Washington Real Estate Investment Trust	19,374	580,833

		7,609,545

RETAIL – 7.74%
AnnTaylor Stores Corp.[a]	23,143	290,908
Bebe Stores Inc.	11,764	104,229
Big Lots Inc.[a,b]	31,899	779,293
Buckle Inc. (The)	9,300	244,962
Casey’s General Stores Inc.	19,856	599,651
Cash America International Inc.	11,448	404,916
CEC Entertainment Inc.[a]	9,633	247,375
Charming Shoppes Inc.[a]	37,811	41,592
Cheesecake Factory Inc. (The)[a]	24,144	212,467
Chico’s FAS Inc.[a]	68,877	234,182
DineEquity Inc.[b]	6,080	109,622
Dress Barn Inc.[a]	17,536	167,644
Jack in the Box Inc.[a]	22,230	446,823
Men’s Wearhouse Inc. (The)	18,297	279,761
Nu Skin Enterprises Inc. Class A	20,218	260,610
Pacific Sunwear of California Inc.[a]	26,746	91,471
Papa John’s International Inc.[a]	8,825	199,092
Pier 1 Imports Inc.[a]	31,206	43,064
PriceSmart Inc.	5,611	83,604
Saks Inc.[a,b]	49,182	295,092
Sally Beauty Co. Inc.[a,b]	33,090	168,097
School Specialty Inc.[a]	6,409	134,589
Systemax Inc.	4,380	62,021
Tractor Supply Co.[a]	12,739	529,433
Wendy’s/Arby’s Group Inc. Class A	170,590	617,536
World Fuel Services Corp.	11,210	240,230

		6,888,264

SAVINGS & LOANS – 0.64%
Brookline Bancorp Inc.	22,830	267,111
Kearny Financial Corp.	8,280	95,468
Northwest Bancorp Inc.	7,714	204,421

		567,000

SEMICONDUCTORS – 6.07%
Atmel Corp.[a]	176,054	730,624
Brooks Automation Inc.[a]	23,520	161,112

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2008

Security	Shares	Value
Emulex Corp.[a]	33,082	$314,279
Entegris Inc.[a]	45,274	121,787
Fairchild Semiconductor International Inc. Class Aa	48,630	276,218
Integrated Device Technology Inc.[a]	67,147	427,055
Micrel Inc.	20,328	149,411
MKS Instruments Inc.[a]	17,331	321,490
Novellus Systems Inc.[a]	39,040	616,832
OmniVision Technologies Inc.[a]	19,971	161,565
QLogic Corp.[a]	51,424	618,116
Semtech Corp.[a]	24,577	297,873
Skyworks Solutions Inc.[a]	63,536	453,012
Teradyne Inc.[a]	66,196	337,600
TriQuint Semiconductor Inc.[a]	56,191	251,736
Zoran Corp.[a]	20,128	163,842

		5,402,552

SOFTWARE – 3.76%
American Reprographics Co.[a]	15,020	159,813
Avid Technology Inc.[a,b]	11,893	176,373
Compuware Corp.[a]	100,337	640,150
Fair Isaac Corp.	18,996	296,148
JDA Software Group Inc.[a]	11,964	170,846
MicroStrategy Inc. Class Aa	3,610	142,126
Parametric Technology Corp.[a]	45,467	590,616
Solera Holdings Inc.[a]	21,280	529,659
Take-Two Interactive Software Inc.	29,139	345,589
VeriFone Holdings Inc.[a,b]	26,179	297,393

		3,348,713

STORAGE & WAREHOUSING – 0.26%
Mobile Mini Inc.[a]	13,519	227,119

		227,119

TELECOMMUNICATIONS – 4.49%
ADC Telecommunications Inc.[a,b]	45,969	291,443
ADTRAN Inc.	25,165	382,508
ARRIS Group Inc.[a]	47,979	331,535
Global Crossing Ltd.[a]	10,295	68,565
Harmonic Inc.[a]	36,574	260,041
NETGEAR Inc.[a]	13,895	153,540
PAETEC Holding Corp.[a]	48,975	44,078
Plantronics Inc.	19,205	277,320

Security	Shares	Value
Premiere Global Services Inc.[a]	22,232	$221,208
RF Micro Devices Inc.[a]	94,685	188,423
Sycamore Networks Inc.[a]	75,129	250,931
Syniverse Holdings Inc.[a]	11,084	208,379
Tekelec[a]	22,279	282,721
Tellabs Inc.[a]	142,689	605,001
3Com Corp.[a]	157,741	430,633

		3,996,326

TEXTILES – 0.21%
UniFirst Corp.	5,626	183,576

		183,576

TOYS, GAMES & HOBBIES – 0.74%
Marvel Entertainment Inc.[a]	20,343	654,841

		654,841

TRANSPORTATION – 3.30%
American Commercial Lines Inc.[a]	15,239	113,226
Bristow Group Inc.[a]	10,816	267,912
Forward Air Corp.	11,274	295,041
Genesee & Wyoming Inc. Class Aa	12,407	413,773
GulfMark Offshore Inc.[a]	8,734	323,158
Heartland Express Inc.	23,020	353,127
Hub Group Inc. Class Aa	14,494	455,836
Old Dominion Freight Line Inc.[a]	11,885	360,591
Overseas Shipholding Group Inc.	9,537	358,400

		2,941,064

TRUCKING & LEASING – 0.67%
Aircastle Ltd.	17,300	120,235
GATX Corp.	16,808	479,868

		600,103

WATER – 0.34%
PICO Holdings Inc.[a]	6,371	159,530
SJW Corp.	5,117	142,253

		301,783

TOTAL COMMON STOCKS (Cost: $132,429,658)		88,969,252

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.84%

MONEY MARKET FUNDS – 7.84%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	1,032,214	$1,032,214
BGI Cash Premier Fund LLC 2.50%[c,d,e]	5,946,261	5,946,261

		6,978,475

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,978,475)		6,978,475

TOTAL INVESTMENTS IN SECURITIES – 107.81% (Cost: $139,408,133)		95,947,727

Other Assets, Less Liabilities – (7.81)%		(6,951,222)

NET ASSETS – 100.00%		$88,996,505

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See

Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.24%
Clear Channel Outdoor Holdings Inc. Class Aa	10,743	$67,036
inVentiv Health Inc.[a]	8,793	83,270

		150,306

AEROSPACE & DEFENSE – 2.90%
Curtiss-Wright Corp.	11,937	440,475
Esterline Technologies Corp.[a]	7,836	282,488
HEICO Corp.	1,676	64,476
HEICO Corp. Class A	3,554	99,761
Orbital Sciences Corp.[a]	15,599	319,623
Teledyne Technologies Inc.[a]	8,844	403,021
TransDigm Group Inc.[a]	6,816	205,434

		1,815,278

AGRICULTURE – 0.15%
Tejon Ranch Co.[a]	3,288	95,549

		95,549

AIRLINES – 1.44%
Allegiant Travel Co.[a]	3,604	143,547
JetBlue Airways Corp.[a]	48,756	270,596
UAL Corp.	33,591	489,085

		903,228

APPAREL – 1.32%
Deckers Outdoor Corp.[a]	3,467	294,210
Iconix Brand Group Inc.[a]	15,351	167,172
Warnaco Group Inc. (The)[a]	12,271	365,798

		827,180

AUTO PARTS & EQUIPMENT – 0.17%
Titan International Inc.	9,223	106,618

		106,618

BANKS – 0.89%
PrivateBancorp Inc.[b]	8,363	301,152
Signature Bank[a]	7,863	256,177

		557,329

BEVERAGES – 0.22%
Green Mountain Coffee Roasters Inc.[a,b]	4,766	138,166

		138,166

Security	Shares	Value
BIOTECHNOLOGY – 5.48%
Abraxis BioScience Inc.[a]	1,564	$99,064
Affymetrix Inc.[a]	18,466	68,140
AMAG Pharmaceuticals Inc.[a]	4,522	138,283
American Oriental Bioengineering Inc.[a]	15,641	95,566
Bio-Rad Laboratories Inc. Class Aa	4,958	423,314
Bio-Rad Laboratories Inc. Class Ba	148	12,596
Exelixis Inc.[a]	27,835	95,752
Genomic Health Inc.[a]	4,231	77,977
Human Genome Sciences Inc.[a]	35,738	115,434
Incyte Corp.[a]	25,330	105,119
Integra LifeSciences Holdings Corp.[a]	5,543	208,084
InterMune Inc.[a]	8,266	121,758
Martek Biosciences Corp.	8,811	262,832
Myriad Genetics Inc.[a]	11,939	753,232
PDL BioPharma Inc.	31,949	311,503
Regeneron Pharmaceuticals Inc.[a]	16,536	319,145
Savient Pharmaceuticals Inc.[a]	14,414	68,611
Seattle Genetics Inc.[a]	14,985	154,046

		3,430,456

CHEMICALS – 0.14%
Zoltek Companies Inc.[a,b]	7,365	86,833

		86,833

COAL – 0.21%
International Coal Group Inc.[a,b]	28,474	133,258

		133,258

COMMERCIAL SERVICES – 7.24%
Advisory Board Co. (The)[a]	4,623	113,957
Arbitron Inc.	7,282	237,248
Bankrate Inc.[a,b]	3,975	130,817
Capella Education Co.[a]	3,941	186,803
Coinstar Inc.[a]	6,866	164,715
Corinthian Colleges Inc.[a]	22,615	322,942
CoStar Group Inc.[a,b]	5,239	188,709
Euronet Worldwide Inc.[a]	12,458	148,499
ExlService Holdings Inc.[a]	3,874	28,280
Forrester Research Inc.[a]	3,931	110,265
Gartner Inc.[a]	17,029	313,334
GEO Group Inc. (The)[a]	13,654	241,130
Healthcare Services Group Inc.	10,316	170,833

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value
Heartland Payment Systems Inc.	7,607	$132,438
HMS Holdings Corp.[a]	6,148	152,286
Huron Consulting Group Inc.[a]	5,148	279,897
Navigant Consulting Inc.[a]	12,942	209,272
PAREXEL International Corp.[a]	15,000	156,000
Resources Connection Inc.[a]	12,206	211,652
RiskMetrics Group Inc.[a]	8,078	124,482
TeleTech Holdings Inc.[a]	10,551	95,381
VistaPrint Ltd.[a,b]	11,027	188,231
Watson Wyatt Worldwide Inc.	11,311	480,378
Wright Express Corp.[a]	10,403	142,417

		4,529,966

COMPUTERS – 2.55%
Data Domain Inc.[a,b]	9,461	174,650
Jack Henry & Associates Inc.	21,536	409,399
Manhattan Associates Inc.[a]	6,624	111,349
Riverbed Technology Inc.[a]	14,454	181,109
SRA International Inc. Class Aa	11,650	215,292
Sykes Enterprises Inc.[a]	8,771	139,985
Synaptics Inc.[a,b]	9,114	281,531
Syntel Inc.	3,242	80,629

		1,593,944

COSMETICS & PERSONAL CARE – 0.66%
Bare Escentuals Inc.[a,b]	17,992	75,207
Chattem Inc.[a,b]	4,487	339,531

		414,738

DISTRIBUTION & WHOLESALE – 0.47%
Central European Distribution Corp.[a]	10,189	293,341

		293,341

DIVERSIFIED FINANCIAL SERVICES – 2.05%
Cohen & Steers Inc.[b]	4,553	82,728
FCStone Group Inc.[a]	7,034	41,852
GFI Group Inc.	17,556	56,355
Greenhill & Co. Inc.[b]	2,457	162,088
Interactive Brokers Group Inc. Class Aa	10,874	232,377
Investment Technology Group Inc.[a]	11,604	236,838
optionsXpress Holdings Inc.	12,572	223,279
Stifel Financial Corp.[a]	5,690	248,369

		1,283,886

Security	Shares	Value
ELECTRIC – 0.18%
Ormat Technologies Inc.	4,783	$115,557

		115,557

ELECTRICAL COMPONENTS & EQUIPMENT – 1.02%
Advanced Energy Industries Inc.[a]	8,786	93,747
American Superconductor Corp.[a,b]	10,569	132,218
Energy Conversion Devices Inc.[a]	12,022	410,431

		636,396

ELECTRONICS – 4.24%
Analogic Corp.	3,567	157,519
Badger Meter Inc.	3,872	97,574
Cogent Inc.[a]	10,206	93,283
Daktronics Inc.	10,097	100,566
Dionex Corp.[a]	4,891	263,283
Dolby Laboratories Inc. Class Aa	13,793	435,445
FEI Co.[a]	9,663	203,020
II-VI Inc.[a]	6,702	188,259
L-1 Identity Solutions Inc.[a]	19,376	158,883
Rofin-Sinar Technologies Inc.[a]	7,941	177,005
Varian Inc.[a]	7,884	290,525
Woodward Governor Co.	15,276	490,360

		2,655,722

ENERGY - ALTERNATE SOURCES – 0.34%
Clean Energy Fuels Corp.[a]	5,651	43,513
Evergreen Solar Inc.[a,b]	40,273	152,635
VeraSun Energy Corp.[a,b]	26,929	13,734

		209,882

ENGINEERING & CONSTRUCTION – 0.21%
Layne Christensen Co.[a]	5,088	133,713

		133,713

ENTERTAINMENT – 1.71%
Bally Technologies Inc.[a]	13,213	292,668
Cinemark Holdings Inc.[b]	9,509	78,830
Macrovision Solutions Corp.[a]	21,981	243,549
National CineMedia Inc.	11,157	90,372
Pinnacle Entertainment Inc.[a,b]	15,871	88,878
Vail Resorts Inc.[a,b]	8,224	273,530

		1,067,827

ENVIRONMENTAL CONTROL – 2.08%
Clean Harbors Inc.[a]	5,381	352,832
Darling International Inc.[a]	21,496	162,080

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value
EnergySolutions Inc.	18,353	$82,772
Waste Connections Inc.[a]	20,705	700,864

		1,298,548

FOOD – 1.10%
Hain Celestial Group Inc.[a]	10,228	237,699
United Natural Foods Inc.[a]	10,513	234,860
Winn-Dixie Stores Inc.[a]	14,506	217,880

		690,439

HAND & MACHINE TOOLS – 0.33%
Franklin Electric Co. Inc.	4,824	203,380

		203,380

HEALTH CARE - PRODUCTS – 7.22%
Align Technology Inc.[a]	16,376	113,486
American Medical Systems Holdings Inc.[a]	19,230	208,069
ArthroCare Corp.[a,b]	7,090	147,330
Bruker Corp.[a]	13,491	55,178
Cepheid Inc.[a]	15,062	178,786
ev3 Inc.[a]	17,393	112,533
Haemonetics Corp.[a]	6,782	400,545
Immucor Inc.[a]	18,659	495,396
Luminex Corp.[a]	10,875	202,819
Masimo Corp.[a]	12,531	400,867
Mentor Corp.	9,001	152,117
Meridian Bioscience Inc.	10,604	260,646
NuVasive Inc.[a]	9,474	446,131
PSS World Medical Inc.[a,b]	16,533	299,909
Sirona Dental Systems Inc.[a,b]	4,686	74,835
SurModics Inc.[a]	4,224	111,936
Thoratec Corp.[a]	14,540	357,975
Volcano Corp.[a]	8,701	135,301
Wright Medical Group Inc.[a,b]	10,067	233,353
Zoll Medical Corp.[a]	5,520	132,922

		4,520,134

HEALTH CARE - SERVICES – 1.97%
Amedisys Inc.[a]	7,164	404,121
athenahealth Inc.[a]	5,671	173,533
Emeritus Corp.[a]	5,377	61,997
Healthways Inc.[a]	8,945	90,344
Psychiatric Solutions Inc.[a,b]	13,950	464,395
Sunrise Senior Living Inc.[a]	11,816	35,684

		1,230,074

Security	Shares	Value
HOME BUILDERS – 0.06%
Champion Enterprises Inc.[a]	20,658	$38,630

		38,630

HOME FURNISHINGS – 0.30%
TiVo Inc.[a,b]	27,162	186,603

		186,603

INSURANCE – 0.14%
eHealth Inc.[a]	6,632	84,359

		84,359

INTERNET – 5.07%
Blue Coat Systems Inc.[a]	10,106	136,431
Blue Nile Inc.[a,b]	3,997	122,228
Cogent Communications Group Inc.[a,b]	11,760	56,213
CyberSource Corp.[a]	18,615	226,172
DealerTrack Holdings Inc.[a]	10,518	112,858
Digital River Inc.[a]	9,911	245,595
F5 Networks Inc.[a]	21,410	531,396
GSI Commerce Inc.[a]	5,579	57,743
HLTH Corp.[a]	48,411	401,327
j2 Global Communications Inc.[a]	11,916	192,086
NetFlix Inc.[a,b]	12,947	320,568
RealNetworks Inc.[a]	25,211	107,903
Sapient Corp.[a]	22,046	121,033
thinkorswim Group Inc.[a]	12,500	100,000
TIBCO Software Inc.[a]	48,886	251,763
ValueClick Inc.[a]	25,547	189,048

		3,172,364

LEISURE TIME – 0.77%
Life Time Fitness Inc.[a,b]	9,384	178,671
WMS Industries Inc.[a]	12,019	300,475

		479,146

LODGING – 0.37%
Gaylord Entertainment Co.[a,b]	10,924	233,883

		233,883

MACHINERY – 2.55%
Astec Industries Inc.[a]	4,543	115,483
Cognex Corp.	10,181	163,100
Intermec Inc.[a]	12,914	167,495
Lindsay Corp.[b]	3,053	145,262
Middleby Corp. (The)[a]	4,551	183,815

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value
Nordson Corp.	8,194	$302,604
Wabtec Corp.	12,974	515,846

		1,593,605

MANUFACTURING – 1.67%
Actuant Corp. Class A	14,824	265,794
ESCO Technologies Inc.[a]	6,912	238,464
Hexcel Corp.[a]	25,756	339,979
Polypore International Inc.[a]	5,111	43,597
Raven Industries Inc.	4,817	155,059

		1,042,893

MEDIA – 0.43%
CKX Inc.[a]	17,719	78,672
Liberty Media Corp. - Liberty Capital Group Series Aa	28,142	191,647
Liberty Media Corp. - Liberty Capital Group Series Ba	95	606

		270,925

METAL FABRICATE & HARDWARE – 0.94%
CIRCOR International Inc.	4,482	137,373
Dynamic Materials Corp.	3,357	63,783
Kaydon Corp.	7,413	247,668
RBC Bearings Inc.[a]	5,820	138,109

		586,933

MINING – 1.09%
AMCOL International Corp.	6,806	166,951
Brush Engineered Materials Inc.[a]	5,435	66,687
Hecla Mining Co.[a,b]	42,205	105,090
Royal Gold Inc.	8,453	243,700
RTI International Metals Inc.[a]	6,129	96,777

		679,205

OIL & GAS – 6.56%
Arena Resources Inc.[a]	9,965	303,733
Atlas America Inc.	9,745	223,258
ATP Oil & Gas Corp.[a]	7,545	90,842
Bill Barrett Corp.[a]	8,797	179,459
BPZ Resources Inc.[a]	14,733	145,857
Carrizo Oil & Gas Inc.[a]	7,289	170,490
Comstock Resources Inc.[a]	12,156	600,750
Contango Oil & Gas Co.[a]	3,751	206,305
Crosstex Energy Inc.	12,232	124,889
Delta Petroleum Corp.[a,b]	17,635	165,769

Security	Shares	Value
EXCO Resources Inc.[a]	45,604	$419,101
Goodrich Petroleum Corp.[a]	7,104	197,207
McMoRan Exploration Co.[a]	15,666	222,301
Parallel Petroleum Corp.[a]	10,924	43,805
Penn Virginia Corp.	11,112	413,033
Petroleum Development Corp.[a]	3,931	81,411
PetroQuest Energy Inc.[a]	11,716	116,574
Pioneer Drilling Co.[a]	13,200	102,168
Rex Energy Corp.[a]	6,382	43,270
Rosetta Resources Inc.[a]	13,714	144,683
Venoco Inc.[a]	5,764	24,382
Warren Resources Inc.[a]	15,459	81,778

		4,101,065

OIL & GAS SERVICES – 1.55%
CARBO Ceramics Inc.	5,697	246,509
Dril-Quip Inc.[a]	8,422	208,023
ION Geophysical Corp.[a]	22,548	147,915
NATCO Group Inc. Class Aa	5,322	112,507
RPC Inc.	8,678	91,900
Willbros Group Inc.[a]	10,341	160,182

		967,036

PHARMACEUTICALS – 7.43%
Alkermes Inc.[a]	25,240	249,371
Alnylam Pharmaceuticals Inc.[a]	9,506	218,638
Alpharma Inc. Class Aa,b	11,119	348,136
Auxilium Pharmaceuticals Inc.[a,b]	10,395	204,262
Catalyst Health Solutions Inc.[a]	9,191	155,052
Cubist Pharmaceuticals Inc.[a]	15,026	381,510
Isis Pharmaceuticals Inc.[a,b]	24,090	338,705
K-V Pharmaceutical Co. Class Aa	8,942	152,014
K-V Pharmaceutical Co. Class Ba	1,112	18,515
Medarex Inc.[a]	34,244	240,735
Medicines Co. (The)[a]	13,803	240,586
Medicis Pharmaceutical Corp. Class A	15,017	214,293
Onyx Pharmaceuticals Inc.[a]	14,831	400,140
OSI Pharmaceuticals Inc.[a]	15,304	580,787
Theravance Inc.[a]	13,717	93,001
United Therapeutics Corp.[a]	6,087	530,969
XenoPort Inc.[a]	5,911	245,957
Zymogenetics Inc.[a]	10,298	32,954

		4,645,625

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value
REAL ESTATE – 0.19%
Hilltop Holdings Inc.[a]	12,749	$119,841

		119,841

REAL ESTATE INVESTMENT TRUSTS – 0.79%
Alexander’s Inc.	692	242,200
Equity Lifestyle Properties Inc.	6,065	254,669

		496,869

RETAIL – 3.71%
Aeropostale Inc.[a]	17,861	432,415
Hibbett Sports Inc.[a]	7,571	134,840
MSC Industrial Direct Co. Inc. Class A	11,966	429,101
99 Cents Only Stores[a]	14,314	174,631
P.F. Chang’s China Bistro Inc.[a,b]	5,972	122,187
Panera Bread Co. Class Aa,b	7,667	345,935
Red Robin Gourmet Burgers Inc.[a]	4,133	62,780
Sonic Corp.[a]	16,324	174,667
Texas Roadhouse Inc. Class Aa,b	14,161	99,410
Ulta Salon Cosmetics & Fragrance Inc.[a]	7,394	65,215
Under Armour Inc. Class Aa,b	8,861	230,386
Zumiez Inc.[a]	4,879	47,619

		2,319,186

SAVINGS & LOANS – 0.87%
Beneficial Mutual Bancorp Inc.[a]	9,706	115,016
NewAlliance Bancshares Inc.	27,083	373,745
Oritani Financial Corp.[a]	3,240	55,339

		544,100

SEMICONDUCTORS – 5.59%
ANADIGICS Inc.[a]	17,331	30,503
Applied Micro Circuits Corp.[a]	17,551	89,686
ATMI Inc.[a]	8,323	101,208
Cabot Microelectronics Corp.[a]	6,248	179,505
Cavium Networks Inc.[a,b]	9,677	123,285
Cree Inc.[a,b]	21,792	427,777
Diodes Inc.[a]	8,321	82,211
FormFactor Inc.[a]	13,034	227,052
Hittite Microwave Corp.[a]	4,402	144,254
IPG Photonics Corp.[a]	5,907	83,879
Microsemi Corp.[a]	18,972	412,451
Monolithic Power Systems Inc.[a]	8,069	137,092
NetLogic Microsystems Inc.[a,b]	4,789	101,144

Security	Shares	Value
PMC-Sierra Inc.[a]	57,927	$271,098
Power Integrations Inc.[a]	8,095	169,914
Rambus Inc.[a]	28,045	256,612
Silicon Laboratories Inc.[a]	12,762	331,302
Standard Microsystems Corp.[a]	5,929	106,781
Tessera Technologies Inc.[a]	12,981	224,312

		3,500,066

SOFTWARE – 6.73%
ACI Worldwide Inc.[a]	9,146	125,300
Advent Software Inc.[a]	4,854	90,964
Allscripts Healthcare Solutions Inc.	15,121	98,286
Blackbaud Inc.	12,008	182,522
Blackboard Inc.[a]	7,604	186,146
Concur Technologies Inc.[a]	13,179	332,506
Eclipsys Corp.[a]	14,574	216,424
Informatica Corp.[a]	23,660	332,423
InnerWorkings Inc.[a,b]	7,535	52,368
Lawson Software Inc.[a]	35,637	189,589
ManTech International Corp. Class Aa	5,659	305,246
NetSuite Inc.[a,b]	4,875	48,116
Novell Inc.[a]	93,221	434,410
Omniture Inc.[a,b]	19,179	220,558
Phase Forward Inc.[a]	11,473	163,720
Progress Software Corp.[a]	11,165	256,125
Quality Systems Inc.[b]	4,716	181,519
Quest Software Inc.[a]	18,953	251,127
SPSS Inc.[a]	4,866	113,670
Synchronoss Technologies Inc.[a]	5,018	38,990
THQ Inc.[a]	17,823	132,781
Ultimate Software Group Inc.[a]	6,579	87,698
Wind River Systems Inc.[a]	19,399	169,547

		4,210,035

TELECOMMUNICATIONS – 5.49%
Acme Packet Inc.[a]	8,740	41,428
Atheros Communications Inc.[a]	15,780	283,567
Cbeyond Inc.[a]	6,563	78,887
Centennial Communications Corp.[a]	17,890	63,688
Clearwire Corp. Class Aa,b	19,039	165,068
Comtech Telecommunications Corp.[a]	6,407	310,227
Foundry Networks Inc.[a]	34,483	512,073
Hughes Communications Inc.[a]	2,267	36,839
Infinera Corp.[a]	24,868	193,473

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2008

Security	Shares	Value
InterDigital Inc.[a]	12,159	$264,823
NeuStar Inc. Class Aa,b	20,652	406,844
NextWave Wireless Inc.[a,b]	16,058	4,496
NTELOS Holdings Corp.	7,670	199,420
Polycom Inc.[a]	23,346	490,499
Sonus Networks Inc.[a]	72,427	160,064
Starent Networks Corp.[a,b]	8,647	86,211
Viasat Inc.[a]	7,691	140,130

		3,437,737

TRANSPORTATION – 1.05%
Eagle Bulk Shipping Inc.[b]	12,441	124,037
Excel Maritime Carriers Ltd.[b]	10,163	116,265
Genco Shipping & Trading Ltd.	8,406	175,265
Knight Transportation Inc.	15,049	239,279

		654,846

TOTAL COMMON STOCKS (Cost: $93,496,788)		62,486,700

SHORT-TERM INVESTMENTS – 10.84%

MONEY MARKET FUNDS – 10.84%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	63,590	63,590
BGI Cash Premier Fund LLC 2.50%[c,d,e]	6,717,705	6,717,705

		6,781,295

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,781,295)		6,781,295

TOTAL INVESTMENTS IN SECURITIES – 110.72% (Cost: $100,278,083)		69,267,995

Other Assets, Less Liabilities – (10.72)%		(6,703,791)

NET ASSETS – 100.00%		$62,564,204

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 100.28%

ADVERTISING – 0.12%
Harte-Hanks Inc.	13,978	$98,126

		98,126

AGRICULTURE – 0.77%
Alliance One International Inc.[a]	31,815	106,262
Andersons Inc. (The)	6,473	172,376
Universal Corp.	9,157	362,526

		641,164

AIRLINES – 3.44%
Alaska Air Group Inc.[a]	13,008	321,298
AMR Corp.[a]	90,433	923,320
Continental Airlines Inc. Class Ba	39,396	745,372
Republic Airways Holdings Inc.[a]	12,578	188,041
SkyWest Inc.	20,532	316,398
US Airways Group Inc.[a,b]	37,599	381,254

		2,875,683

APPAREL – 0.97%
Columbia Sportswear Co.[b]	5,451	200,978
Jones Apparel Group Inc.	30,136	334,811
Liz Claiborne Inc.	34,056	277,556

		813,345

AUTO PARTS & EQUIPMENT – 0.78%
American Axle & Manufacturing Holdings Inc.	16,571	59,490
ArvinMeritor Inc.	26,610	157,531
Cooper Tire & Rubber Co.	21,236	162,031
Exide Technologies Inc.[a]	23,411	111,202
Lear Corp.[a]	22,983	46,196
Modine Manufacturing Co.	11,537	85,374
Visteon Corp.[a]	46,738	32,249

		654,073

BANKS – 19.01%
BancFirst Corp.	2,553	128,671
BancorpSouth Inc.	27,785	674,342
Cathay General Bancorp	17,782	435,303
Citizens Republic Bancorp Inc.	34,328	101,268
City Holding Co.	5,821	243,551
Colonial BancGroup Inc. (The)[b]	72,527	294,460
Community Bank System Inc.	10,729	267,689

Security	Shares	Value
CVB Financial Corp.	23,986	$303,663
F.N.B. Corp. (Pennsylvania)	30,934	405,235
First Busey Corp. Class Ab	10,048	187,295
First Commonwealth Financial Corp.[b]	24,182	267,453
First Horizon National Corp.[b]	72,644	865,190
First Midwest Bancorp Inc.	17,506	388,808
FirstMerit Corp.	26,915	627,658
Fulton Financial Corp.	62,415	655,357
Hancock Holding Co.	9,402	415,192
IBERIABANK Corp.	4,237	215,833
International Bancshares Corp.	19,283	500,780
MB Financial Inc.	12,521	371,999
National Penn Bancshares Inc.	28,630	484,992
NBT Bancorp Inc.	11,627	324,161
Old National Bancorp	23,924	453,121
Pacific Capital Bancorp[b]	16,749	328,950
PacWest Bancorp	9,454	236,255
Park National Corp.[b]	4,062	295,510
Prosperity Bancshares Inc.	16,585	550,788
S&T Bancorp Inc.	9,854	336,021
Sterling Bancshares Inc.	26,374	209,937
Sterling Financial Corp. (Washington)	18,609	157,990
Susquehanna Bancshares Inc.	30,958	479,539
TCF Financial Corp.	44,585	790,938
TrustCo Bank Corp. NY	27,247	331,596
Trustmark Corp.	18,203	373,526
Umpqua Holdings Corp.	21,623	368,023
United Bancshares Inc.	15,520	495,088
United Community Banks Inc.[b]	17,256	226,399
Webster Financial Corp.	18,926	350,888
Westamerica Bancorporation[b]	10,449	598,205
Whitney Holding Corp.	23,315	442,985
Wilmington Trust Corp.	24,230	699,278

		15,883,937

BUILDING MATERIALS – 0.84%
Armstrong World Industries Inc.	6,454	126,692
Lennox International Inc.	19,240	573,737

		700,429

CHEMICALS – 2.23%
Cabot Corp.	17,857	472,318
Chemtura Corp.	86,046	148,860

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2008

Security	Shares	Value
Sensient Technologies Corp.	17,083	$431,004
Valspar Corp. (The)	33,468	684,421
Westlake Chemical Corp.	6,899	125,769

		1,862,372

COMMERCIAL SERVICES – 2.58%
ABM Industries Inc.	16,448	268,596
Advance America Cash Advance Centers Inc.	18,415	49,352
Avis Budget Group Inc.[a]	36,639	60,088
Convergys Corp.[a]	41,708	320,735
Deluxe Corp.	18,453	224,388
HealthSpring Inc.[a]	19,050	314,706
Kelly Services Inc. Class A	9,806	139,637
PHH Corp.[a]	19,498	157,154
Rent-A-Center Inc.[a]	24,143	352,488
United Rentals Inc.[a]	18,536	189,994
Valassis Communications Inc.[a,b]	16,900	75,036

		2,152,174

COMPUTERS – 0.38%
Imation Corp.	11,345	139,770
Unisys Corp.[a]	117,839	179,115

		318,885

DISTRIBUTION & WHOLESALE – 0.85%
Tech Data Corp.[a]	19,067	408,987
WESCO International Inc.[a]	15,204	302,256

		711,243

DIVERSIFIED FINANCIAL SERVICES – 0.99%
AmeriCredit Corp.[a,b]	41,113	240,922
Doral Financial Corp.[a]	1,652	15,446
Financial Federal Corp.	9,160	212,054
National Financial Partners Corp.	14,067	93,686
Piper Jaffray Companies[a]	6,733	265,617

		827,725

ELECTRIC – 8.71%
ALLETE Inc.	9,264	324,240
Avista Corp.	18,966	376,665
Black Hills Corp.	13,826	349,107
CH Energy Group Inc.	5,697	234,887
Cleco Corp.	21,491	494,508
El Paso Electric Co.[a]	16,301	301,895
Empire District Electric Co. (The)	12,131	233,037

Security	Shares	Value
Great Plains Energy Inc.	42,453	$825,286
Hawaiian Electric Industries Inc.	30,096	801,156
IDACORP Inc.	16,222	432,479
MGE Energy Inc.	7,997	284,933
NorthWestern Corp.	13,786	269,378
Otter Tail Corp.	11,131	261,356
PNM Resources Inc.	28,256	275,496
Portland General Electric Co.	22,504	461,782
UIL Holdings Corp.	8,267	272,811
UniSource Energy Corp.	12,394	341,827
Westar Energy Inc.	37,748	735,709

		7,276,552

ELECTRONICS – 0.82%
Sanmina-SCI Corp.[a]	192,121	144,091
Vishay Intertechnology Inc.[a]	61,921	266,880
Watts Water Technologies Inc. Class A	10,506	277,674

		688,645

ENGINEERING & CONSTRUCTION – 0.49%
Granite Construction Inc.	11,435	407,886

		407,886

ENTERTAINMENT – 0.21%
Speedway Motorsports Inc.	5,038	80,356
Warner Music Group Corp.	22,076	91,395

		171,751

FOOD – 2.69%
Chiquita Brands International Inc.[a]	15,522	211,875
Del Monte Foods Co.	71,820	453,184
Fresh Del Monte Produce Inc.[a]	16,542	349,202
Great Atlantic & Pacific Tea Co. Inc. (The)[a]	12,692	104,963
Pilgrim’s Pride Corp.	17,321	19,053
Ruddick Corp.	15,191	435,070
Tootsie Roll Industries Inc.[b]	8,237	204,854
TreeHouse Foods Inc.[a]	11,193	338,700
Weis Markets Inc.	4,065	131,869

		2,248,770

FOREST PRODUCTS & PAPER – 1.86%
Louisiana-Pacific Corp.	37,560	180,288
P.H. Glatfelter Co.	16,168	166,692
Potlatch Corp.	14,224	472,379

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2008

Security	Shares	Value
Rock-Tenn Co. Class A	13,692	$416,374
Smurfit-Stone Container Corp.[a]	92,032	124,243
Temple-Inland Inc.	32,585	193,229

		1,553,205

GAS – 6.05%
Laclede Group Inc. (The)	7,286	381,204
New Jersey Resources Corp.	14,921	555,658
Nicor Inc.	16,172	747,308
Northwest Natural Gas Co.	9,587	487,787
Piedmont Natural Gas Co.	24,820	817,074
South Jersey Industries Inc.	10,564	359,915
Southwest Gas Corp.	15,499	404,834
Vectren Corp.	29,158	734,782
WGL Holdings Inc.	17,695	569,602

		5,058,164

HAND & MACHINE TOOLS – 0.45%
Regal Beloit Corp.	11,482	373,854

		373,854

HEALTH CARE - PRODUCTS – 0.85%
Hill-Rom Holdings Inc.	22,286	507,229
Invacare Corp.	11,095	201,818

		709,047

HEALTH CARE - SERVICES – 0.98%
Health Management Associates Inc. Class Aa	88,198	185,216
Kindred Healthcare Inc.[a]	11,629	168,504
LifePoint Hospitals Inc.[a,b]	19,555	468,733

		822,453

HOME BUILDERS – 1.45%
Hovnanian Enterprises Inc. Class Aa	20,280	87,001
KB Home	24,171	403,414
M.D.C. Holdings Inc.	12,996	437,055
Ryland Group Inc.	15,309	287,656

		1,215,126

HOME FURNISHINGS – 0.60%
Ethan Allen Interiors Inc.	9,771	174,803
Furniture Brands International Inc.	13,321	75,796
Sealy Corp.[b]	15,716	50,763
Tempur-Pedic International Inc.[b]	25,487	199,053

		500,415

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 0.92%
ACCO Brands Corp.[a]	19,287	$54,389
American Greetings Corp. Class A	16,353	191,003
Blyth Inc.	9,412	80,943
Jarden Corp.[a]	25,082	446,460

		772,795

INSURANCE – 9.50%
Ambac Financial Group Inc.[b]	103,448	277,241
Argo Group International Holdings Ltd.[a]	11,051	352,527
Aspen Insurance Holdings Ltd.	25,350	582,036
Assured Guaranty Ltd.	21,466	241,063
CNA Surety Corp.[a]	5,646	78,197
Conseco Inc.[a]	66,155	123,048
Delphi Financial Group Inc. Class A	14,780	232,785
Employers Holdings Inc.	17,827	227,473
Endurance Specialty Holdings Ltd.	19,237	581,727
FBL Financial Group Inc. Class A	4,673	81,591
Hanover Insurance Group Inc. (The)	18,569	728,833
Harleysville Group Inc.	4,755	150,163
Horace Mann Educators Corp.	14,098	112,220
Infinity Property and Casualty Corp.	5,869	233,704
IPC Holdings Ltd.	18,026	497,698
Max Capital Group Ltd.	16,926	269,970
MGIC Investment Corp.[b]	44,621	173,129
Navigators Group Inc. (The)[a]	4,857	245,327
Phoenix Companies Inc. (The)	38,772	250,855
Platinum Underwriters Holdings Ltd.	17,616	559,132
RLI Corp.	6,902	396,106
Selective Insurance Group Inc.	19,254	457,283
State Auto Financial Corp.	4,983	131,252
United Fire & Casualty Co.	7,625	176,671
Universal American Corp.[a]	15,186	134,396
Validus Holdings Ltd.	11,628	206,281
Zenith National Insurance Corp.	13,443	441,737

		7,942,445

INTERNET – 0.71%
EarthLink Inc.[a]	39,926	275,489
ModusLink Global Solutions Inc.[a]	17,669	98,240
United Online Inc.	29,286	216,716

		590,445

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2008

Security	Shares	Value
LEISURE TIME – 0.60%
Brunswick Corp.	31,747	$110,162
Polaris Industries Inc.[b]	11,703	394,040

		504,202

LODGING – 0.26%
Ameristar Casinos Inc.	8,401	77,373
Boyd Gaming Corp.	20,555	139,774

		217,147

MACHINERY – 0.82%
Applied Industrial Technologies Inc.	14,004	282,741
Briggs & Stratton Corp.	17,844	281,221
NACCO Industries Inc.	1,969	121,310

		685,272

MANUFACTURING – 1.90%
A.O. Smith Corp.	7,249	228,706
Carlisle Companies Inc.	21,973	510,872
EnPro Industries Inc.[a]	7,264	161,333
Federal Signal Corp.	17,179	146,193
Koppers Holdings Inc.	7,442	177,045
Lancaster Colony Corp.	7,506	236,739
Tredegar Corp.	8,872	130,596

		1,591,484

MEDIA – 0.86%
Belo Corp. Class A	31,229	66,518
Hearst-Argyle Television Inc.[b]	8,197	122,791
McClatchy Co. (The) Class Ab	20,243	62,146
Meredith Corp.	12,918	250,222
Scholastic Corp.	11,738	217,975

		719,652

METAL FABRICATE & HARDWARE – 0.79%
A.M. Castle & Co.	6,568	79,933
Mueller Industries Inc.	13,289	303,919
Worthington Industries Inc.	23,212	280,169

		664,021

MINING – 0.77%
Compass Minerals International Inc.	11,665	640,758

		640,758

OFFICE & BUSINESS EQUIPMENT – 0.48%
IKON Office Solutions Inc.	23,269	400,925

		400,925

Security	Shares	Value
OFFICE FURNISHINGS – 1.35%
Herman Miller Inc.	20,064	$441,408
HNI Corp.[b]	12,139	222,386
Knoll Inc.	17,468	252,587
Steelcase Inc. Class A	22,980	213,714

		1,130,095

OIL & GAS – 1.03%
Alon USA Energy Inc.	4,610	40,660
Delek US Holdings Inc.	5,073	28,358
Stone Energy Corp.[a]	12,304	373,303
Swift Energy Co.[a]	10,995	352,720
Western Refining Inc.	10,035	66,933

		861,974

OIL & GAS SERVICES – 0.28%
Hercules Offshore Inc.[a]	31,689	231,013

		231,013

PACKAGING & CONTAINERS – 0.57%
Graphic Packaging Holding Co.[a]	28,260	52,281
Silgan Holdings Inc.	9,024	419,977

		472,258

REAL ESTATE INVESTMENTTRUSTS – 7.38%
Ashford Hospitality Trust Inc.	42,774	69,294
Brandywine Realty Trust	31,846	275,149
CBL & Associates Properties Inc.	23,884	220,449
Colonial Properties Trust	15,247	160,703
Equity One Inc.	11,820	206,495
FelCor Lodging Trust Inc.	22,537	67,836
First Industrial Realty Trust Inc.[b]	15,983	165,264
Franklin Street Properties Corp.	22,974	271,782
Gramercy Capital Corp.	14,273	37,966
Healthcare Realty Trust Inc.	20,770	530,674
HRPT Properties Trust	81,454	294,049
Inland Real Estate Corp.	21,419	245,462
Lexington Realty Trust	23,207	186,352
Maguire Properties Inc.[b]	13,141	46,651
Medical Properties Trust Inc.	23,900	176,382
MFA Mortgage Investments Inc.	71,247	391,859
National Health Investors Inc.	9,003	269,550
National Retail Properties Inc.[b]	26,333	469,517
Omega Healthcare Investors Inc.	24,918	375,514
Parkway Properties Inc.	5,541	95,582

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2008

Security	Shares	Value
Pennsylvania Real Estate Investment Trust	14,267	$180,478
Redwood Trust Inc.[b]	10,075	153,543
Senior Housing Properties Trust	40,306	772,666
Sovran Self Storage Inc.	7,848	254,668
Strategic Hotels & Resorts Inc.	26,571	131,526
U-Store-It Trust	17,063	117,052

		6,166,463

RETAIL – 6.18%
Barnes & Noble Inc.	13,538	255,597
BJ’s Wholesale Club Inc.[a]	21,512	757,222
Bob Evans Farms Inc.[b]	11,126	232,311
Brown Shoe Co. Inc.	15,276	161,009
Cabela’s Inc. Class Aa,b	14,827	117,875
CBRL Group Inc.	7,981	158,982
Children’s Place Retail Stores Inc. (The)[a]	8,692	290,574
Circuit City Stores Inc.	50,475	12,619
Collective Brands Inc.[a]	22,966	293,735
Dillard’s Inc. Class Ab	22,002	117,271
Domino’s Pizza Inc.[a]	14,847	88,340
Foot Locker Inc.	56,360	823,983
Group 1 Automotive Inc.	8,330	83,717
Insight Enterprises Inc.[a]	16,906	164,495
OfficeMax Inc.	27,407	220,626
Penske Automotive Group Inc.	14,986	122,735
RadioShack Corp.	47,201	597,565
Regis Corp.	15,408	190,597
Rite Aid Corp.[a,b]	205,485	102,743
Sonic Automotive Inc.	9,992	51,259
Stage Stores Inc.	13,909	107,238
Zale Corp.[a,b]	12,742	217,379

		5,167,872

SAVINGS & LOANS – 1.76%
First Niagara Financial Group Inc.	39,493	622,805
Provident Financial Services Inc.	20,238	296,689
Washington Federal Inc.	31,179	549,374

		1,468,868

SEMICONDUCTORS – 0.66%
Amkor Technology Inc.[a]	37,990	154,239
International Rectifier Corp.[a]	25,758	397,704

		551,943

Security	Shares	Value
SOFTWARE – 0.34%
Acxiom Corp.	23,873	$187,642
SYNNEX Corp.[a]	6,175	95,280

		282,922

TELECOMMUNICATIONS – 0.99%
Anixter International Inc.[a,b]	11,038	370,987
Cincinnati Bell Inc.[a]	85,029	203,219
FairPoint Communications Inc.	32,524	129,446
SAVVIS Inc.[a,b]	14,141	121,613

		825,265

TEXTILES – 0.19%
G&K Services Inc. Class A	7,192	162,467

		162,467

TOYS, GAMES & HOBBIES – 0.26%
JAKKS Pacific Inc.[a]	9,901	221,485

		221,485

TRANSPORTATION – 2.68%
Alexander & Baldwin Inc.	14,901	475,342
Arkansas Best Corp.	8,066	235,447
Atlas AirWorldwide Holdings Inc.[a]	4,735	91,480
Con-way Inc.	16,455	560,128
General Maritime Corp.	9,283	140,637
Navios Maritime Holdings Inc.	29,153	81,337
Ship Finance International Ltd.	14,287	195,018
Werner Enterprises Inc.	18,409	361,185
YRC Worldwide Inc.[a,b]	20,754	95,053

		2,235,627

TRUCKING & LEASING – 0.31%
AMERCO[a]	2,113	95,634
TAL International Group Inc.	5,448	90,219
Textainer Group Holdings Ltd.	6,331	69,831

		255,684

WATER – 0.57%
American States Water Co.	6,196	211,965
California Water Service Group	6,932	260,366

		472,331

TOTAL COMMON STOCKS (Cost: $117,550,510)		83,800,437

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.83%

MONEY MARKET FUNDS – 7.83%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	11,466	$11,466
BGI Cash Premier Fund LLC 2.50%[c,d,e]	6,530,909	6,530,909

		6,542,375

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,542,375)		6,542,375

TOTAL INVESTMENTS IN SECURITIES – 108.11% (Cost: $124,092,885)		90,342,812

Other Assets, Less Liabilities – (8.11)%		(6,777,400)

NET ASSETS – 100.00%		$83,565,412

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2008

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$224,993,869	$521,722,775	$264,897,547	$121,947,520
Affiliated issuers (Note 2)	421,755	4,527,854	909,136	2,399,966

Total cost of investments	$225,415,624	$526,250,629	$265,806,683	$124,347,486

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$181,378,249	$378,112,957	$179,697,478	$78,821,714
Affiliated issuers (Note 2)	421,755	4,527,854	909,136	2,399,966

Total fair value of investments	181,800,004	382,640,811	180,606,614	81,221,680
Receivables:
Dividends and interest	229,920	236,927	498,816	36,722
Capital shares sold	5,758	–	3,411	–

Total Assets	182,035,682	382,877,738	181,108,841	81,258,402

LIABILITIES
Payables:
Investment securities purchased	–	–	528,607	–
Collateral for securities on loan (Note 5)	245,228	4,119,112	619,866	2,292,816
Capital shares redeemed	–	9,553	–	–
Investment advisory fees (Note 2)	27,625	82,378	37,399	17,703

Total Liabilities	272,853	4,211,043	1,185,872	2,310,519

NET ASSETS	$181,762,829	$378,666,695	$179,922,969	$78,947,883

Net assets consist of:
Paid-in capital	$231,888,950	$555,358,970	$288,903,163	$135,287,243
Undistributed net investment income	209,267	233,802	709,234	10,777
Accumulated net realized loss	(6,719,768)	(33,316,259)	(24,489,359)	(13,224,331)
Net unrealized depreciation	(43,615,620)	(143,609,818)	(85,200,069)	(43,125,806)

NET ASSETS	$181,762,829	$378,666,695	$179,922,969	$78,947,883

Shares outstanding[b]	3,200,000	8,300,000	3,400,000	1,500,000

Net asset value per share	$56.80	$45.62	$52.92	$52.63

[a]	Securities on loan with market values of $240,311, $4,017,169, $579,148 and $2,110,633, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2008

	iShares Morningstar
	Mid Growth Index Fund	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$433,169,638	$122,616,069	$132,429,658	$93,496,788
Affiliated issuers (Note 2)	21,018,422	1,660,762	6,978,475	6,781,295

Total cost of investments	$454,188,060	$124,276,831	$139,408,133	$100,278,083

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$261,499,544	$75,031,696	$88,969,252	$62,486,700
Affiliated issuers (Note 2)	21,018,422	1,660,762	6,978,475	6,781,295

Total fair value of investments	282,517,966	76,692,458	95,947,727	69,267,995
Receivables:
Investment securities sold	390,035	–	233,781	–
Dividends and interest	44,708	143,665	43,182	30,573

Total Assets	282,952,709	76,836,123	96,224,690	69,298,568

LIABILITIES
Payables:
Investment securities purchased	388,798	–	1,262,395	–
Collateral for securities on loan (Note 5)	20,635,432	1,575,370	5,946,261	6,717,705
Short positions, at value (Proceeds: $390,035, $–, $– and $–, respectively) (Note 1)	390,217	–	–	–
Investment advisory fees (Note 2)	67,392	20,560	19,529	16,659

Total Liabilities	21,481,839	1,595,930	7,228,185	6,734,364

NET ASSETS	$261,470,870	$75,240,193	$88,996,505	$62,564,204

Net assets consist of:
Paid-in capital	$453,203,483	$138,226,093	$145,625,382	$101,274,655
Undistributed net investment income	70,449	150,362	98,001	102,649
Accumulated net realized loss	(20,132,786)	(15,551,889)	(13,266,472)	(7,803,012)
Net unrealized depreciation	(171,670,276)	(47,584,373)	(43,460,406)	(31,010,088)

NET ASSETS	$261,470,870	$75,240,193	$88,996,505	$62,564,204

Shares outstanding[b]	4,450,000	1,450,000	1,600,000	1,200,000

Net asset value per share	$58.76	$51.89	$55.62	$52.14

[a]	Securities on loan with market values of $20,094,338, $1,512,504, $5,503,570 and $6,488,729, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2008

iShares Morningstar
Small Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$117,550,510
Affiliated issuers (Note 2)	6,542,375

Total cost of investments	$124,092,885

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$83,800,437
Affiliated issuers (Note 2)	6,542,375

Total fair value of investments	90,342,812
Receivables:
Dividends and interest	179,069

Total Assets	90,521,881

LIABILITIES
Payables:
Investment securities purchased	404,190
Collateral for securities on loan (Note 5)	6,530,909
Investment advisory fees (Note 2)	21,370

Total Liabilities	6,956,469

NET ASSETS	$83,565,412

Net assets consist of:
Paid-in capital	$129,811,587
Undistributed net investment income	263,377
Accumulated net realized loss	(12,759,479)
Net unrealized depreciation	(33,750,073)

NET ASSETS	$83,565,412

Shares outstanding[b]	1,550,000

Net asset value per share	$53.91

[a]	Securities on loan with market value of $6,052,632. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2008

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$2,075,692	$2,097,362	$4,419,900	$748,336
Interest from affiliated issuers (Note 2)	2,625	4,543	2,827	1,645
Securities lending income from affiliated issuers (Note 2)	9,313	11,991	9,171	25,401

Total investment income	2,087,630	2,113,896	4,431,898	775,382

EXPENSES
Investment advisory fees (Note 2)	185,989	597,261	281,463	149,610

Total expenses	185,989	597,261	281,463	149,610

Net investment income	1,901,641	1,516,635	4,150,435	625,772

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,016,569)	(20,358,501)	(21,434,403)	(9,118,910)
In-kind redemptions	–	2,039,717	1,415,699	7,735,922

Net realized loss	(3,016,569)	(18,318,784)	(20,018,704)	(1,382,988)

Net change in unrealized appreciation (depreciation)	(47,696,641)	(155,420,293)	(61,690,224)	(45,097,143)

Net realized and unrealized loss	(50,713,210)	(173,739,077)	(81,708,928)	(46,480,131)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(48,811,569)	$(172,222,442)	$(77,558,493)	$(45,854,359)

[a]	Net of foreign withholding tax of $–, $4,190, $– and $–, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2008

	iShares Morningstar
	Mid Growth Index Fund	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,068,461	$1,796,680	$525,307	$154,019
Interest from affiliated issuers (Note 2)	4,602	1,786	1,115	773
Securities lending income from affiliated issuers (Note 2)	162,650	30,896	47,098	71,231

Total investment income	1,235,713	1,829,362	573,520	226,023

EXPENSES
Investment advisory fees (Note 2)	667,127	172,833	133,842	112,242

Total expenses	667,127	172,833	133,842	112,242

Net investment income	568,586	1,656,529	439,678	113,781

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(29,311,075)	(6,907,600)	(4,362,739)	(4,028,519)
In-kind redemptions	25,164,884	(2,150,665)	876,969	(262,107)

Net realized loss	(4,146,191)	(9,058,265)	(3,485,770)	(4,290,626)

Net change in unrealized appreciation (depreciation) on:
Investments	(176,860,930)	(28,321,944)	(34,007,563)	(21,735,793)
Short positions (Note 1)	(182)	–	–	–

Net change in unrealized appreciation (depreciation)	(176,861,112)	(28,321,944)	(34,007,563)	(21,735,793)

Net realized and unrealized loss	(181,007,303)	(37,380,209)	(37,493,333)	(26,026,419)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(180,438,717)	$(35,723,680)	$(37,053,655)	$(25,912,638)

[a]	Net of foreign withholding tax of $2,052, $599, $– and $–, respectively.

See notes to financial statements.

56	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2008

iShares Morningstar
Small Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,261,072
Interest from affiliated issuers (Note 2)	1,247
Securities lending income from affiliated issuers (Note 2)	72,060

Total investment income	1,334,379

EXPENSES
Investment advisory fees (Note 2)	138,190

Total expenses	138,190

Net investment income	1,196,189

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(5,364,639)

Net realized loss	(5,364,639)

Net change in unrealized appreciation (depreciation)	(22,576,150)

Net realized and unrealized loss	(27,940,789)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,744,600)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar Large Core Index Fund		iShares Morningstar Large Growth Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,901,641	$3,070,982	$1,516,635	$1,922,719
Net realized gain (loss)	(3,016,569)	7,389,476	(18,318,784)	(1,159,080)
Net change in unrealized appreciation (depreciation)	(47,696,641)	(11,355,203)	(155,420,293)	(16,772,724)

Net decrease in net assets resulting from operations	(48,811,569)	(894,745)	(172,222,442)	(16,009,085)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,892,243)	(2,963,271)	(1,467,356)	(1,754,384)

Total distributions to shareholders	(1,892,243)	(2,963,271)	(1,467,356)	(1,754,384)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	49,899,362	78,801,387	78,063,412	247,718,044
Cost of shares redeemed	–	(53,028,498)	(19,873,905)	(29,790,581)

Net increase in net assets from capital share transactions	49,899,362	25,772,889	58,189,507	217,927,463

INCREASE (DECREASE) IN NET ASSETS	(804,450)	21,914,873	(115,500,291)	200,163,994

NET ASSETS
Beginning of period	182,567,279	160,652,406	494,166,986	294,002,992

End of period	$181,762,829	$182,567,279	$378,666,695	$494,166,986

Undistributed net investment income included in net assets at end of period	$209,267	$199,869	$233,802	$184,523

SHARES ISSUED AND REDEEMED
Shares sold	800,000	1,000,000	1,350,000	3,450,000
Shares redeemed	–	(650,000)	(400,000)	(450,000)

Net increase in shares outstanding	800,000	350,000	950,000	3,000,000

See notes to financial statements.

58	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Large Value Index Fund		iShares Morningstar Mid Core Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,150,435	$10,551,669	$625,772	$1,167,948
Net realized gain (loss)	(20,018,704)	30,385,624	(1,382,988)	260,594
Net change in unrealized appreciation (depreciation)	(61,690,224)	(71,610,926)	(45,097,143)	(13,777,729)

Net decrease in net assets resulting from operations	(77,558,493)	(30,673,633)	(45,854,359)	(12,349,187)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,029,747)	(10,801,768)	(690,690)	(1,093,437)

Total distributions to shareholders	(4,029,747)	(10,801,768)	(690,690)	(1,093,437)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	42,418,453	122,524,521	43,564,724	53,310,893
Cost of shares redeemed	(41,024,649)	(260,065,655)	(44,255,247)	(59,838,117)

Net increase (decrease) in net assets from capital share transactions	1,393,804	(137,541,134)	(690,523)	(6,527,224)

DECREASE IN NET ASSETS	(80,194,436)	(179,016,535)	(47,235,572)	(19,969,848)

NET ASSETS
Beginning of period	260,117,405	439,133,940	126,183,455	146,153,303

End of period	$179,922,969	$260,117,405	$78,947,883	$126,183,455

Undistributed net investment income included in net assets at end of period	$709,234	$588,546	$10,777	$75,695

SHARES ISSUED AND REDEEMED
Shares sold	650,000	1,500,000	550,000	600,000
Shares redeemed	(650,000)	(3,150,000)	(600,000)	(700,000)

Net decrease in shares outstanding	–	(1,650,000)	(50,000)	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Mid Growth Index Fund		iShares Morningstar Mid Value Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$568,586	$798,186	$1,656,529	$3,384,799
Net realized gain (loss)	(4,146,191)	22,453,258	(9,058,265)	7,343,433
Net change in unrealized appreciation (depreciation)	(176,861,112)	(23,222,522)	(28,321,944)	(38,528,951)

Net increase (decrease) in net assets resulting from operations	(180,438,717)	28,922	(35,723,680)	(27,800,719)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(596,892)	(723,963)	(1,566,693)	(3,661,124)
Return of capital	–	(166,778)	–	–

Total distributions to shareholders	(596,892)	(890,741)	(1,566,693)	(3,661,124)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	129,213,703	382,259,879	18,369,550	72,408,501
Cost of shares redeemed	(174,335,761)	(129,686,565)	(32,664,918)	(93,022,825)

Net increase (decrease) in net assets from capital share transactions	(45,122,058)	252,573,314	(14,295,368)	(20,614,324)

INCREASE (DECREASE) IN NET ASSETS	(226,157,667)	251,711,495	(51,585,741)	(52,076,167)

NET ASSETS
Beginning of period	487,628,537	235,917,042	126,825,934	178,902,101

End of period	$261,470,870	$487,628,537	$75,240,193	$126,825,934

Undistributed net investment income included in net assets at end of period	$70,449	$98,755	$150,362	$60,526

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	3,900,000	250,000	800,000
Shares redeemed	(2,050,000)	(1,350,000)	(500,000)	(1,050,000)

Net increase (decrease) in shares outstanding	(650,000)	2,550,000	(250,000)	(250,000)

See notes to financial statements.

60	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Core Index Fund		iShares Morningstar Small Growth Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$439,678	$1,114,888	$113,781	$230,421
Net realized gain (loss)	(3,485,770)	3,049,997	(4,290,626)	6,847,538
Net change in unrealized appreciation (depreciation)	(34,007,563)	(21,088,959)	(21,735,793)	(13,576,021)

Net decrease in net assets resulting from operations	(37,053,655)	(16,924,074)	(25,912,638)	(6,498,062)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(379,790)	(1,094,678)	(52,110)	(238,245)

Total distributions to shareholders	(379,790)	(1,094,678)	(52,110)	(238,245)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	42,341,893	32,157,365	21,778,923	43,512,769
Cost of shares redeemed	(18,054,956)	(69,913,962)	(2,616,945)	(38,336,753)

Net increase (decrease) in net assets from capital share transactions	24,286,937	(37,756,597)	19,161,978	5,176,016

DECREASE IN NET ASSETS	(13,146,508)	(55,775,349)	(6,802,770)	(1,560,291)

NET ASSETS
Beginning of period	102,143,013	157,918,362	69,366,974	70,927,265

End of period	$88,996,505	$102,143,013	$62,564,204	$69,366,974

Undistributed net investment income included in net assets at end of period	$98,001	$38,113	$102,649	$40,978

SHARES ISSUED AND REDEEMED
Shares sold	550,000	350,000	300,000	550,000
Shares redeemed	(250,000)	(800,000)	(50,000)	(500,000)

Net increase (decrease) in shares outstanding	300,000	(450,000)	250,000	50,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Value Index Fund
	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,196,189	$2,583,368
Net realized gain (loss)	(5,364,639)	1,160,587
Net change in unrealized appreciation (depreciation)	(22,576,150)	(19,588,688)

Net decrease in net assets resulting from operations	(26,744,600)	(15,844,733)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,136,338)	(2,564,773)

Total distributions to shareholders	(1,136,338)	(2,564,773)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,573,133	25,559,720
Cost of shares redeemed	–	(49,275,256)

Net increase (decrease) in net assets from capital share transactions	17,573,133	(23,715,536)

DECREASE IN NET ASSETS	(10,307,805)	(42,125,042)

NET ASSETS
Beginning of period	93,873,217	135,998,259

End of period	$83,565,412	$93,873,217

Undistributed net investment income included in net assets at end of period	$263,377	$203,526

SHARES ISSUED AND REDEEMED
Shares sold	250,000	300,000
Shares redeemed	–	(600,000)

Net increase (decrease) in shares outstanding	250,000	(300,000)

See notes to financial statements.

62	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Core Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$76.07	$78.37	$69.40	$62.68	$59.92

Income from investment operations:
Net investment income	0.72 [b]	1.42 [b]	1.16 [b]	0.98	0.65
Net realized and unrealized gain (loss)[c]	(19.28)	(2.35)	8.92	6.71	2.71

Total from investment operations	(18.56)	(0.93)	10.08	7.69	3.36

Less distributions from:
Net investment income	(0.71)	(1.37)	(1.11)	(0.97)	(0.60)

Total distributions	(0.71)	(1.37)	(1.11)	(0.97)	(0.60)

Net asset value, end of period	$56.80	$76.07	$78.37	$69.40	$62.68

Total return	(24.58)%[d]	(1.25)%	14.66%	12.35%	5.62%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$181,763	$182,567	$160,652	$86,749	$53,280
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.04%	1.81%	1.59%	1.58%	1.33%
Portfolio turnover rate[f]	19%	35%	39%	15%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Growth Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$67.23	$67.59	$61.79	$54.98	$59.96

Income from investment operations:
Net investment income	0.20 [b]	0.32 [b]	0.35 [b]	0.24	0.80
Net realized and unrealized gain (loss)[c]	(21.62)	(0.40)	5.80	6.80	(4.98)

Total from investment operations	(21.42)	(0.08)	6.15	7.04	(4.18)

Less distributions from:
Net investment income	(0.19)	(0.28)	(0.35)	(0.23)	(0.80)
Return of capital	–	–	–	–	(0.00)[d]

Total distributions	(0.19)	(0.28)	(0.35)	(0.23)	(0.80)

Net asset value, end of period	$45.62	$67.23	$67.59	$61.79	$54.98

Total return	(31.94)%[e]	(0.14)%	10.00%	12.81%	(7.04)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$378,667	$494,167	$294,003	$203,907	$49,485
Ratio of expenses to average net assets[f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	0.63%	0.46%	0.56%	0.44%	1.48%
Portfolio turnover rate[g]	18%	31%	28%	24%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Value Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$76.51	$86.96	$74.28	$65.09	$60.13

Income from investment operations:
Net investment income	1.22 [b]	2.52 [b]	2.18 [b]	1.79	1.41
Net realized and unrealized gain (loss)[c]	(23.64)	(10.36)	12.56	9.17	4.77

Total from investment operations	(22.42)	(7.84)	14.74	10.96	6.18

Less distributions from:
Net investment income	(1.17)	(2.61)	(2.06)	(1.77)	(1.22)

Total distributions	(1.17)	(2.61)	(2.06)	(1.77)	(1.22)

Net asset value, end of period	$52.92	$76.51	$86.96	$74.28	$65.09

Total return	(29.60)%[d]	(9.20)%	20.14%	17.05%	10.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$179,923	$260,117	$439,134	$148,561	$55,323
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.69%	3.03%	2.70%	2.89%	2.85%
Portfolio turnover rate[f]	13%	23%	22%	17%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Core Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$81.41	$88.58	$78.01	$63.05	$59.61

Income from investment operations:
Net investment income	0.39 [b]	0.68 [b]	1.10 [b]	0.91	0.46
Net realized and unrealized gain (loss)[c]	(28.74)	(7.22)	10.57	14.96	3.39

Total from investment operations	(28.35)	(6.54)	11.67	15.87	3.85

Less distributions from:
Net investment income	(0.43)	(0.63)	(1.00)	(0.88)	(0.41)
Return of capital	–	–	(0.10)	(0.03)	–

Total distributions	(0.43)	(0.63)	(1.10)	(0.91)	(0.41)

Net asset value, end of period	$52.63	$81.41	$88.58	$78.01	$63.05

Total return	(34.98)%[d]	(7.41)%	15.09%	25.26%	6.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$78,948	$126,183	$146,153	$105,319	$63,053
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.05%	0.80%	1.38%	1.26%	1.12%
Portfolio turnover rate[f]	29%	53%	53%	19%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Growth Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$95.61	$92.52	$85.38	$62.58	$59.33

Income from investment operations:
Net investment income	0.11 [b]	0.21 [b]	0.16 [b]	0.13	0.04
Net realized and unrealized gain (loss)[c]	(36.84)	3.12	7.31	22.80	3.24

Total from investment operations	(36.73)	3.33	7.47	22.93	3.28

Less distributions from:
Net investment income	(0.12)	(0.20)	(0.33)	(0.13)	(0.03)
Return of capital	–	(0.04)	–	–	–

Total distributions	(0.12)	(0.24)	(0.33)	(0.13)	(0.03)

Net asset value, end of period	$58.76	$95.61	$92.52	$85.38	$62.58

Total return	(38.46)%[d]	3.59%	8.78%	36.67%	5.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$261,471	$487,629	$235,917	$204,914	$31,289
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.26%	0.22%	0.19%	0.23%	0.09%
Portfolio turnover rate[f]	24%	34%	50%	21%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Value Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$74.60	$91.74	$79.63	$66.83	$59.91

Income from investment operations:
Net investment income	1.00 [b]	1.81 [b]	1.88 [b]	1.81 [b]	1.23
Net realized and unrealized gain (loss)[c]	(22.77)	(17.02)	11.84	12.79	6.73

Total from investment operations	(21.77)	(15.21)	13.72	14.60	7.96

Less distributions from:
Net investment income	(0.94)	(1.93)	(1.61)	(1.80)	(1.04)

Total distributions	(0.94)	(1.93)	(1.61)	(1.80)	(1.04)

Net asset value, end of period	$51.89	$74.60	$91.74	$79.63	$66.83

Total return	(29.50)%[d]	(16.79)%	17.46%	22.07%	13.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$75,240	$126,826	$178,902	$99,535	$33,417
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.88%	2.17%	2.25%	2.42%	2.52%
Portfolio turnover rate[f]	27%	37%	43%	18%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Core Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$78.57	$90.24	$82.87	$62.20	$59.83

Income from investment operations:
Net investment income	0.31 [b]	0.73 [b]	0.53 [b]	0.73	0.43
Net realized and unrealized gain (loss)[c]	(23.02)	(11.70)	7.40	20.62	2.32

Total from investment operations	(22.71)	(10.97)	7.93	21.35	2.75

Less distributions from:
Net investment income	(0.24)	(0.70)	(0.46)	(0.68)	(0.35)
Return of capital	–	–	(0.10)	–	(0.03)

Total distributions	(0.24)	(0.70)	(0.56)	(0.68)	(0.38)

Net asset value, end of period	$55.62	$78.57	$90.24	$82.87	$62.20

Total return	(28.98)%[d]	(12.22)%	9.62%	34.47%	4.56%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$88,997	$102,143	$157,918	$91,157	$37,320
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.82%	0.86%	0.63%	1.04%	0.82%
Portfolio turnover rate[f]	38%	62%	73%	45%	16%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Growth Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$73.02	$78.81	$76.85	$56.40	$59.59

Income from investment operations:
Net investment income (loss)	0.11 [b]	0.24 [b]	0.02 [b]	0.01	(0.04)
Net realized and unrealized gain (loss)[c]	(20.95)	(5.78)	1.94	20.45	(3.15)

Total from investment operations	(20.84)	(5.54)	1.96	20.46	(3.19)

Less distributions from:
Net investment income	(0.04)	(0.25)	–	–	–
Return of capital	–	–	–	(0.01)	–

Total distributions	(0.04)	(0.25)	–	(0.01)	–

Net asset value, end of period	$52.14	$73.02	$78.81	$76.85	$56.40

Total return	(28.55)%[d]	(7.05)%	2.55%	36.27%	(5.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$62,564	$69,367	$70,927	$76,853	$25,380
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets[e]	0.30%	0.31%	0.03%	0.01%	(0.11)%
Portfolio turnover rate[f]	27%	59%	59%	38%	26%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Value Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$72.21	$85.00	$77.78	$62.37	$59.97

Income from investment operations:
Net investment income[b]	0.87	1.82	1.85	1.55	1.07
Net realized and unrealized gain (loss)[c]	(18.36)	(12.81)	7.06	15.31	2.39

Total from investment operations	(17.49)	(10.99)	8.91	16.86	3.46

Less distributions from:
Net investment income	(0.81)	(1.80)	(1.69)	(1.45)	(1.06)

Total distributions	(0.81)	(1.80)	(1.69)	(1.45)	(1.06)

Net asset value, end of period	$53.91	$72.21	$85.00	$77.78	$62.37

Total return	(24.46)%[d]	(13.08)%	11.63%	27.24%	5.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$83,565	$93,873	$135,998	$81,664	$34,301
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.60%	2.35%	2.31%	2.16%	1.98%
Portfolio turnover rate[f]	29%	66%	56%	17%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Morningstar Large Core, iShares Morningstar Large Growth and iShares Morningstar Large Value Index Funds, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Effective May 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in

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iSHARES® TRUST

accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of October 31, 2008:

Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
Morningstar Large Core	$181,800,004	$–	$–	$181,800,004
Morningstar Large Growth	382,640,811	–	–	382,640,811
Morningstar Large Value	180,606,614	–	–	180,606,614
Morningstar Mid Core	81,221,680	–	–	81,221,680
Morningstar Mid Growth	282,517,966	–	–	282,517,966
Morningstar Mid Value	76,692,458	–	–	76,692,458
Morningstar Small Core	95,947,727	–	–	95,947,727
Morningstar Small Growth	69,267,995	–	–	69,267,995
Morningstar Small Value	90,342,812	–	–	90,342,812

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2008.

The Funds had tax basis net capital loss carryforwards as of April 30, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Morningstar Large Core	$ –	$–	$524,365	$–	$524,365
Morningstar Large Growth	54,115	754,949	3,087,927	881,226	4,778,217
Morningstar Large Value	18,851	35,116	468,973	672,390	1,195,330
Morningstar Mid Core	20,026	126,713	2,019,941	326,747	2,493,427
Morningstar Mid Growth	14,863	105,739	132,199	4,115,856	4,368,657
Morningstar Mid Value	9,742	204,827	558,361	704,710	1,477,640
Morningstar Small Core	–	–	3,008,842	–	3,008,842
Morningstar Small Growth	–	–	2,843,017	–	2,843,017
Morningstar Small Value	18,678	142,621	1,039,496	1,649,102	2,849,897

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2008, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2008 are disclosed in the Funds’ Statements of Operations.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Morningstar Large Core	$227,781,064	$ 2,235,213	$(48,216,273)	$(45,981,060)
Morningstar Large Growth	529,018,207	1,702,953	(148,080,349)	(146,377,396)
Morningstar Large Value	268,800,905	–	(88,194,291)	(88,194,291)
Morningstar Mid Core	126,831,603	–	(45,609,923)	(45,609,923)
Morningstar Mid Growth	461,963,897	–	(179,445,931)	(179,445,931)
Morningstar Mid Value	124,920,905	447,247	(48,675,694)	(48,228,447)
Morningstar Small Core	141,004,429	–	(45,056,702)	(45,056,702)
Morningstar Small Growth	101,870,911	–	(32,602,916)	(32,602,916)
Morningstar Small Value	125,651,499	1,499,482	(36,808,169)	(35,308,687)

The Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of October 31, 2008, inclusive of the prior three open tax return years, as applicable, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Morningstar Large Core	0.20%
Morningstar Large Growth	0.25
Morningstar Large Value	0.25
Morningstar Mid Core	0.25
Morningstar Mid Growth	0.30

iShares Index Fund	Investment Advisory Fee
Morningstar Mid Value	0.30%
Morningstar Small Core	0.25
Morningstar Small Growth	0.30
Morningstar Small Value	0.30

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Morningstar Large Core	$9,313
Morningstar Large Growth	11,991
Morningstar Large Value	9,171
Morningstar Mid Core	25,401
Morningstar Mid Growth	162,650

iShares Index Fund	Securities Lending Agent Fees
Morningstar Mid Value	$30,896
Morningstar Small Core	47,098
Morningstar Small Growth	71,231
Morningstar Small Value	72,060

Cross trades for the six months ended October 31, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2008 were as follows:

iShares Index Fund	Purchases	Sales
Morningstar Large Core	$36,608,453	$36,405,527
Morningstar Large Growth	88,091,012	85,126,896
Morningstar Large Value	28,275,242	28,188,001
Morningstar Mid Core	35,518,931	34,433,389
Morningstar Mid Growth	113,728,787	104,665,934
Morningstar Mid Value	33,747,470	30,451,611
Morningstar Small Core	41,828,346	39,481,164
Morningstar Small Growth	21,047,609	19,879,269
Morningstar Small Value	28,854,188	26,886,013

In-kind transactions (see Note 4) for the six months ended October 31, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Morningstar Large Core	$49,774,697	$–
Morningstar Large Growth	77,956,960	19,845,210
Morningstar Large Value	42,249,781	40,863,034
Morningstar Mid Core	43,496,182	43,994,160
Morningstar Mid Growth	129,045,636	173,112,031
Morningstar Mid Value	18,297,699	32,574,565
Morningstar Small Core	42,111,274	17,872,955
Morningstar Small Growth	21,766,526	2,603,553
Morningstar Small Value	17,535,100	–

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of October 31, 2008, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of October 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

78	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, and three-year and “last quarter” periods ended March 31, 2008, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

performance to such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the investment advisory fee rates and overall expense components of the Funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and

80	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Notes:

82	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	83

Notes:

84	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American

Technology-Multimedia Networking (IGN)

iShares S&P North American

Technology-Semiconductors (IGW)

iShares S&P North American

Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary

Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap

ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT

North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	85

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

iS-0175 1208

86	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, is affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-SAR-44-1008

iShares®

LET'S BUILD A BETTER INVESTMENT WORLD.℠

BARCLAYS GLOBAL INVESTORS

2008 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® FTSE EPRA/NAREIT SERIES
iSHARES® FTSE NAREIT SERIES

OCTOBER 31, 2008

» *Would you prefer to receive materials like this electronically? See inside cover for details.*

See inside cover for details.

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it's a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm's name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT ASIA INDEX FUND

Performance as of October 31, 2008

The iShares FTSE EPRA/NAREIT Asia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Asia Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of the Asian real estate market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (49.51)%, while the total return for the Index was (49.60)%.

Cumulative Total Returns

Inception to 10/31/08

NAV	MARKET	INDEX
(54.30)%	(53.06)%	(54.34)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/12/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Real Estate Operating/Development	47.79%

REITs - Shopping Centers	18.76

Real Estate Management/Services	13.24

REITs - Office Property	10.33

REITs - Diversified	8.69

REITs - Warehouse/Industrial	0.39

Building - Residential/Commercial	0.10

Short-Term and Other Net Assets	0.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Westfield Group (Australia)	12.97%

Mitsubishi Estate Co. Ltd. (Japan)	11.37

Sun Hung Kai Properties Ltd. (Hong Kong)	9.89

Mitsui Fudosan Co. Ltd. (Japan)	9.53

Sumitomo Realty & Development Co. Ltd. (Japan)	4.44

Hang Lung Properties Ltd. (Hong Kong)	3.11

Nippon Building Fund Inc. (Japan)	3.10

Hongkong Land Holdings Ltd. (Hong Kong)	2.86

China Overseas Land & Investment Ltd. (China)	2.66

CapitaLand Ltd. (Singapore)	2.52

TOTAL	62.45%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT EUROPE INDEX FUND

Performance as of October 31, 2008

The iShares FTSE EPRA/NAREIT Europe Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Europe Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of the European real estate market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (48.86)%, while the total return for the Index was (48.93)%.

Cumulative Total Returns

Inception to 10/31/08

NAV	MARKET	INDEX
(49.22)%	(48.64)%	(49.36)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/12/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
REITs - Diversified	68.53%

Real Estate Management/Services	14.94

REITs - Office Property	6.92

Real Estate Operating/Development	5.42

Investment Companies	1.60

REITs - Shopping Centers	1.12

REITs - Storage	0.52

REITs - Warehouse/Industrial	0.38

REITs - Health Care	0.21

Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Unibail-Rodamco (France)	15.95%

Land Securities Group PLC (United Kingdom)	10.77

British Land Co. PLC (United Kingdom)	6.71

Liberty International PLC (United Kingdom)	5.28

Corio NV (Netherlands)	4.73

Hammerson PLC (United Kingdom)	4.37

PSP Swiss Property AG Registered (Switzerland)	2.72

SEGRO PLC (United Kingdom)	2.58

Wereldhave NV (Netherlands)	2.25

Klépierre (France)	2.16

TOTAL	57.52%

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT GLOBAL REAL ESTATE EX-U.S. INDEX FUND

Performance as of October 31, 2008

The iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership, disposure and development of the Canadian, European and Asian real estate markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (49.03)%, while the total return for the Index was (49.00)%.

Cumulative Total Returns

Inception to 10/31/08

NAV	MARKET	INDEX
(52.54)%	(51.32)%	(52.45)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/12/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
Real Estate Operating/Development	33.29%

REITs - Diversified	28.01

REITs - Shopping Centers	14.01

Real Estate Management/Services	12.61

REITs - Office Property	9.22

REITs - Apartments	0.83

REITs - Warehouse/Industrial	0.32

Investment Companies	0.32

REITs - Health Care	0.28

REITs - Storage	0.16

REITs - Hotels	0.16

Building - Residential/Commercial	0.07

Short-Term and Other Net Assets	0.72

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Westfield Group (Australia)	8.30%

Mitsubishi Estate Co. Ltd. (Japan)	6.96

Mitsui Fudosan Co. Ltd. (Japan)	6.05

Sun Hung Kai Properties Ltd. (Hong Kong)	6.03

Unibail-Rodamco (France)	4.83

Land Securities Group PLC (United Kingdom)	3.27

Sumitomo Realty & Development Co. Ltd. (Japan)	2.83

Nippon Building Fund Inc. (Japan)	2.11

British Land Co. PLC (United Kingdom)	2.05

Hang Lung Properties Ltd. (Hong Kong)	2.01

TOTAL	44.44%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

Performance as of October 31, 2008

The iShares FTSE EPRA/NAREIT North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT North America Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of the North American real estate market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (37.05)%, while the total return for the Index was (37.56)%.

Cumulative Total Returns

Inception to 10/31/08

NAV	MARKET	INDEX
(37.00)%	(36.23)%	(37.77)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/12/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
REITs - Apartments	15.78%

REITs - Diversified	13.68

REITs - Health Care	13.37

REITs - Shopping Centers	12.44

REITs - Office Property	11.86

REITs - Regional Malls	10.49

REITs - Storage	6.25

REITs - Hotels	4.54

REITs - Warehouse/Industrial	4.24

REITs - Outlet Centers	2.48

Real Estate Operating/Development	2.15

Private Corrections Facilities	1.21

REITs - Manufactured Homes	0.66

Hotels and Motels	0.26

Medical - Nursing Homes	0.20

Short-Term and Other Net Assets	0.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Simon Property Group Inc.	7.51%

Vornado Realty Trust	5.45

Public Storage	5.23

Equity Residential	4.74

Boston Properties Inc.	4.25

HCP Inc.	3.76

Kimco Realty Corp.	2.86

AvalonBay Communities Inc.	2.73

Host Hotels & Resorts Inc.	2.71

Ventas Inc.	2.61

TOTAL	41.85%

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE INDEX FUND

Performance as of October 31, 2008

The iShares FTSE NAREIT Industrial/Office Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Industrial/Office Index (the “Index”). The Index measures the performance of the industrial and office real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (46.50)%, while the total return for the Index was (47.46)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(51.32)%	(53.67)%	(52.31)%	(40.45)%	(42.47)%	(41.01)%	(54.15)%	(56.46)%	(54.86)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
REITs - Office Property	64.41%

REITs - Warehouse/Industrial	22.39

REITs - Diversified	13.02

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Boston Properties Inc.	20.97%

ProLogis	8.99

SL Green Realty Corp.	6.17

Alexandria Real Estate Equities Inc.	6.00

AMB Property Corp.	5.75

Duke Realty Corp.	5.21

Liberty Property Trust	5.03

Mack-Cali Realty Corp.	4.72

Corporate Office Properties Trust	4.38

Highwoods Properties Inc.	4.28

TOTAL	71.50%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® FTSE NAREIT MORTGAGE REITs INDEX FUND

Performance as of October 31, 2008

The iShares FTSE NAREIT Mortgage REITs Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Mortgage REITs Index (the “Index”). The Index measures the performance of the residential and commercial mortgage real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (32.96)%, while the total return for the Index was (27.06)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(41.42)%	(41.49)%	(35.40)%	(48.28)%	(48.39)%	(44.08)%	(62.90)%	(63.02)%	(58.35)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
REITs - Mortgage	93.86%

REITs - Health Care	5.17

Short-Term and Other Net Assets	0.97

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Annaly Capital Management Inc.	25.73%

MFA Mortgage Investments Inc.	9.14

Capstead Mortgage Corp.	7.13

Hatteras Financial Corp.	6.42

Anworth Mortgage Asset Corp.	5.89

Redwood Trust Inc.	5.55

Care Investment Trust Inc.	5.17

Anthracite Capital Inc.	4.58

American Capital Agency Corp.	4.45

NorthStar Realty Finance Corp.	4.43

TOTAL	78.49%

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

Performance as of October 31, 2008

The iShares FTSE NAREIT Real Estate 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Real Estate 50 Index (the “Index”). The Index measures the performance of the large-capitalization real estate sector of the U.S. equity market, and is comprised of the 50 largest real estate investment trusts (REITs) within the FTSE NAREIT Composite Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (35.32)%, while the total return for the Index was (35.40)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(40.21)%	(40.08)%	(40.20)%	(31.79)%	(31.74)%	(31.61)%	(43.76)%	(43.69)%	(43.59)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
REITs - Apartments	14.83%

REITs - Health Care	13.15

REITs - Office Property	12.97

REITs - Regional Malls	12.12

REITs - Diversified	10.53

REITs - Shopping Centers	9.59

REITs - Storage	6.27

Real Estate Operating/Development	6.21

REITs - Mortgage	4.57

REITs - Warehouse/Industrial	3.88

REITs - Hotels	3.81

REITs - Outlet Centers	1.83

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Simon Property Group Inc.	8.98%

Vornado Realty Trust	6.50

Public Storage	6.27

Equity Residential	5.65

Boston Properties Inc.	5.06

Annaly Capital Management Inc.	4.49

HCP Inc.	4.49

Plum Creek Timber Co. Inc.	3.87

Kimco Realty Corp.	3.43

AvalonBay Communities Inc.	3.28

TOTAL	52.02%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® FTSE NAREIT RESIDENTIAL INDEX FUND

Performance as of October 31, 2008

The iShares FTSE NAREIT Residential Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Residential Index (the “Index”). The Index measures the performance of the residential real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (26.09)%, while the total return for the Index was (24.95)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(29.95)%	(30.39)%	(29.34)%	(22.45)%	(22.85)%	(22.09)%	(31.78)%	(32.31)%	(31.34)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
REITs - Apartments	84.60%

REITs - Manufactured Homes	7.63

REITs - Health Care	4.74

REITs - Diversified	2.46

Short-Term and Other Net Assets	0.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Equity Residential	24.91%

AvalonBay Communities Inc.	14.48

UDR Inc.	6.11

Essex Property Trust Inc.	5.51

Equity Lifestyle Properties Inc.	5.33

Camden Property Trust	5.18

American Campus Communities Inc.	4.95

Home Properties Inc.	4.69

Post Properties Inc.	4.68

BRE Properties Inc. Class A	4.66

TOTAL	80.50%

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE NAREIT RETAIL INDEX FUND

Performance as of October 31, 2008

The iShares FTSE NAREIT Retail Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Retail Index (the “Index”). The Index measures the performance of the retail property real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2008, the total return for the Fund was (42.86)%, while the total return for the Index was (44.16)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/08			Inception to 10/31/08			Inception to 10/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(47.66)%	(47.57)%	(48.78)%	(38.56)%	(38.53)%	(39.76)%	(51.93)%	(51.91)%	(53.41)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/08
Industry	Percentage of Net Assets
REITs - Shopping Centers	46.67%

REITs - Regional Malls	40.28

REITs - Outlet Centers	12.86

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/08
Security	Percentage of Net Assets
Simon Property Group Inc.	26.97%

Kimco Realty Corp.	12.26

Federal Realty Investment Trust	6.67

Realty Income Corp.	5.57

Regency Centers Corp.	5.16

Macerich Co. (The)	4.11

Weingarten Realty Investors	4.09

Developers Diversified Realty Corp.	3.70

National Retail Properties Inc.	3.70

Taubman Centers Inc.	3.55

TOTAL	75.78%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/08)	Ending Account Value (10/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/08 to 10/31/08)
FTSE EPRA/NAREIT Asia
Actual	$1,000.00	$ 504.90	0.48%	$1.82
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE EPRA/NAREIT Europe
Actual	1,000.00	511.40	0.48	1.83
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE EPRA/NAREIT Global Real Estate ex-U.S.
Actual	1,000.00	509.70	0.48	1.83
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE EPRA/NAREIT North America
Actual	1,000.00	629.50	0.48	1.97
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/08)	Ending Account Value (10/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/08 to 10/31/08)
FTSE NAREIT Industrial/Office
Actual	$1,000.00	$ 535.00	0.48%	$1.86
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Mortgage REITs
Actual	1,000.00	670.40	0.48	2.02
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Real Estate 50
Actual	1,000.00	646.80	0.48	1.99
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Residential
Actual	1,000.00	739.10	0.48	2.10
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Retail
Actual	1,000.00	571.40	0.48	1.90
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT ASIA INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.30%

AUSTRALIA – 22.66%
Abacus Property Group	50,790	$11,058
Australand Property Group	52,758	10,268
Babcock & Brown Japan Property Trust	42,348	12,293
Bunnings Warehouse Property Trust	28,296	30,336
Centro Retail Group	189,018	13,718
CFS Retail Property Trust	137,784	185,442
Commonwealth Property Office Fund	131,874	114,845
Dexus Property Group	238,548	117,250
FKP Property Group	21,444	16,270
Goodman Group	115,705	71,375
GPT Group (The)	140,890	69,249
GPT Group (The) Entitlement[a]	140,890	69,249
ING Industrial Fund	90,294	19,956
ING Office Fund	98,664	71,928
Macquarie CountryWide Trust	106,254	16,474
Macquarie Office Trust	163,560	30,754
Mirvac Group	83,544	54,291
Stockland Corp. Ltd.	117,774	308,475
Sunland Group Ltd.	19,614	12,746
Valad Property Group	125,160	6,936
Westfield Group	153,642	1,662,391

		2,905,304

CHINA – 4.98%
Agile Property Holdings Ltd.	120,000	38,243
China Overseas Land & Investment Ltd.	312,000	341,369
China Resources Land Ltd.[b]	144,000	141,205
Country Garden Holdings Co.[b]	270,000	46,681
Hopson Development Holdings Ltd.	48,000	15,483
Shimao Property Holdings Ltd.[b]	105,000	55,410

		638,391

HONG KONG – 25.61%
Champion REIT	120,000	28,334
Great Eagle Holdings Ltd.	24,000	26,878
Hang Lung Properties Ltd.	168,000	398,841

Security	Shares	Value
Henderson Land Development Co. Ltd.	84,000	$293,712
Hongkong Land Holdings Ltd.[b]	138,000	367,080
Hysan Development Co. Ltd.	60,000	91,659
Kerry Properties Ltd.	45,000	109,620
Kowloon Development Co. Ltd.[b]	40,000	13,264
Link REIT (The)	171,000	295,647
New World China Land Ltd.[b]	93,600	15,700
New World Development Co. Ltd.	222,000	178,735
Shenzhen Investment Ltd.	132,000	13,284
Shui On Land Ltd.	99,000	21,970
Sino Land Co. Ltd.	192,000	161,271
Sun Hung Kai Properties Ltd.	150,000	1,267,668

		3,283,663

JAPAN – 39.47%
AEON Mall Co. Ltd.	7,200	174,235
Daibiru Corp.	4,800	38,947
Heiwa Real Estate Co. Ltd.	12,000	32,456
Japan Prime Realty Investment Corp.	48	83,799
Japan Real Estate Investment Corp.	30	262,023
Japan Retail Fund Investment Corp.	30	107,067
Kenedix Realty Investment Corp.	18	25,623
Mitsubishi Estate Co. Ltd.	84,000	1,457,936
Mitsui Fudosan Co. Ltd.	72,000	1,221,840
MORI TRUST Sogo REIT Inc.	6	46,426
Nippon Building Fund Inc.	42	397,153
Nippon Commercial Investment Corp.	18	10,871
Nomura Real Estate Office Fund Inc.	24	134,459
NTT Urban Development Corp.	108	108,165
ORIX JREIT Inc.	18	80,895
Premier Investment Co.	12	25,623
Sumitomo Realty & Development Co. Ltd.	36,000	569,192
TOC Co. Ltd.	9,000	26,263
Tokyo Tatemono Co. Ltd.	18,000	72,476
Tokyu Land Corp.	30,000	82,359
TOKYU REIT Inc.	12	68,083
United Urban Investment Corp.	12	35,445

		5,061,336

NEW ZEALAND – 0.28%
Kiwi Income Property Trust	58,122	35,470

		35,470

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT ASIA INDEX FUND

October 31, 2008

Security	Shares	Value
SINGAPORE – 6.30%
Allgreen Properties Ltd.	66,000	$17,569
Ascendas Real Estate Investment Trust	108,000	114,994
CapitaCommercial Trust	84,000	55,476
CapitaLand Ltd.	168,000	322,663
CapitaMall Trust Management Ltd.	96,000	122,919
Keppel Land Ltd.	30,000	37,401
Mapletree Logistics Trust	90,000	25,169
Mapletree Logistics Trust Temporary[a,c]	36,000	10,069
Singapore Land Ltd.	12,000	26,686
Suntec REIT	114,000	53,393
Wing Tai Holdings Ltd.	48,000	21,834

		808,173

TOTAL COMMON STOCKS (Cost: $21,983,415)		12,732,337

RIGHTS – 0.00%

AUSTRALIA – 0.00%
FKP Property Group[a,c]	7,658	–

		–

TOTAL RIGHTS (Cost: $0)		–

SHORT-TERM INVESTMENTS – 3.34%

MONEY MARKET FUNDS – 3.34%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[d,e]	5,399	5,399
BGI Cash Premier Fund LLC 2.50%[d,e,f]	422,430	422,430

		427,829

TOTAL SHORT-TERM INVESTMENTS
(Cost: $427,829)		427,829

Value
TOTAL INVESTMENTS IN SECURITIES – 102.64% (Cost: $22,411,244)	$13,160,166

Other Assets, Less Liabilities – (2.64)%	(338,834)

NET ASSETS – 100.00%	$12,821,332

[a]	Security valued using Level 3 inputs. See Note 1.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT EUROPE INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 98.04%

AUSTRIA – 2.38%
CA Immobilien Anlagen AGa	2,896	$17,994
conwert Immobilien Invest SEa	2,874	13,776
IMMOFINANZ AGa	14,835	16,366
Sparkassen Immobilien AGa	2,596	10,699

		58,835

BELGIUM – 3.78%
Befimmo SCA	456	33,919
Cofinimmo SA	262	32,392
Intervest Offices NV	268	8,156
Leasinvest Real Estate SCA	60	4,547
Warehouses De Pauw SCA	238	9,437
Wereldhave Belgium NV	84	4,866

		93,317

DENMARK – 0.16%
TK Development A/Sa	950	4,044

		4,044

FINLAND – 1.47%
Citycon OYJ	5,908	13,860
Sponda OYJ	2,884	12,800
Technopolis OYJ	2,374	9,573

		36,233

FRANCE – 27.23%
Acanthe Developpement	1,268	2,171
Affine SA	112	2,656
Fonciere des Regions	688	45,104
GAGFAH SA	1,676	9,287
Gecina SA	610	42,017
Icade	663	39,379
Klépierre	2,353	53,468
Mercialys	1,082	34,987
Societe de la Tour Eiffel	174	9,695
Societe Immobiliere de Location pour l’Industrie et le Commerce	454	40,040
Unibail-Rodamco	2,658	394,346

		673,150

GERMANY – 2.30%
Alstria Office REIT AG	946	6,106
Colonia Real Estate AG	716	1,825
Deutsche EuroShop AG	1,132	28,953

Security	Shares	Value
Deutsche Wohnen AG Bearer[a]	862	$7,870
DIC Asset AG	766	5,750
PATRIZIA Immobilien AGa	1,202	2,439
Vivacon AG	642	4,022

		56,965

ITALY – 1.02%
Beni Stabili SpA	27,922	16,818
Immobiliare Grande Distribuzione SpA	4,790	6,378
Risanamento SpA[a]	3,878	2,114

		25,310

NETHERLANDS – 10.89%
Corio NV	2,206	116,872
Eurocommercial Properties NV	1,162	38,104
Nieuwe Steen Investments NV	1,116	19,345
Plaza Centers NV	4,246	3,259
VastNed Offices/Industrial NV	634	8,281
VastNed Retail NV	548	27,796
Wereldhave NV	674	55,536

		269,193

NORWAY – 0.34%
Norwegian Property ASA	5,626	8,357

		8,357

SPAIN – 0.11%
Renta Corporacion Real Estate SA	726	2,587

		2,587

SWEDEN – 4.76%
Castellum AB	5,570	36,802
Fabege AB	5,476	21,358
Hufvudstaden AB Class A	2,748	17,029
Klovern AB	4,204	8,198
Kungsleden AB	4,504	21,091
Wihlborgs Fastigheter AB	1,276	13,178

		117,656

SWITZERLAND – 5.01%
Allreal Holding AG Registered	182	18,386
PSP Swiss Property AG Registered[a]	1,572	67,292
Swiss Prime Site AG Registered[a]	690	31,486
Zueblin Immobilien Holding AG Registered[a]	1,240	6,656

		123,820

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT EUROPE INDEX FUND

October 31, 2008

Security	Shares	Value
UNITED KINGDOM – 38.59%
A&J Mucklow Group PLC	742	$2,757
Big Yellow Group PLC	2,966	12,831
British Land Co. PLC	16,656	165,777
Brixton PLC	8,566	23,044
Capital & Regional PLC	2,194	1,622
CLS Holdings PLC[a]	1,608	7,703
Daejan Holdings PLC	154	6,554
Derwent London PLC	3,294	38,560
Development Securities PLC	1,308	5,981
Grainger PLC	3,148	4,018
Great Portland Estates PLC	5,850	26,088
Hammerson PLC	9,416	108,019
Helical Bar PLC	3,386	16,262
Invista Foundation Property Trust Ltd.	11,272	6,511
Land Securities Group PLC	15,108	266,321
Liberty International PLC	11,766	130,605
Mapeley Ltd.	366	1,443
Minerva PLC[a]	6,340	1,767
Primary Health Properties PLC	1,100	5,234
Quintain Estates and Development PLC	4,308	5,899
SEGRO PLC	14,089	63,854
Shaftesbury PLC	4,476	24,101
St. Modwen Properties PLC	3,168	9,687
UNITE Group PLC	4,184	10,174
Workspace Group PLC	5,646	9,122

		953,934

TOTAL COMMON STOCKS (Cost: $4,793,948)		2,423,401

INVESTMENT COMPANIES – 1.60%

FRANCE – 0.26%
ProLogis European Properties	1,982	6,535

		6,535

UNITED KINGDOM – 1.34%
Advantage Property Income Trust Ltd. (The)	3,662	1,420
F&C Commercial Property Trust Ltd.	8,852	10,083
ING Real Estate Income Trust Ltd.	10,244	5,462
Invesco Property Income Trust Ltd.	7,064	879
ISIS Property Trust 2 Ltd.	2,162	2,009
ISIS Property Trust Ltd.	1,830	2,203

Security	Shares	Value
Standard Life Investment Property Income Trust PLC	2,996	$2,662
UK Commercial Property Trust Ltd.	8,776	8,366

		33,084

TOTAL INVESTMENT COMPANIES (Cost: $104,434)		39,619

SHORT-TERM INVESTMENTS – 0.02%

MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[b,c]	446	446

		446

TOTAL SHORT-TERM INVESTMENTS (Cost: $446)		446

TOTAL INVESTMENTS IN SECURITIES – 99.66% (Cost: $4,898,828)		2,463,466

Other Assets, Less Liabilities – 0.34%		8,462

NET ASSETS – 100.00%		$2,471,928

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT GLOBAL REAL ESTATE EX-U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 98.96%

AUSTRALIA – 14.48%
Abacus Property Group	371,345	$80,848
Australand Property Group	431,275	83,937
Babcock & Brown Japan Property Trust	355,680	103,250
Bunnings Warehouse
Property Trust	175,500	188,152
Centro Retail Group	1,304,680	94,684
CFS Retail Property Trust	972,324	1,308,641
Commonwealth Property Office Fund	903,305	786,661
Dexus Property Group	1,721,135	845,962
FKP Property Group	157,430	119,444
Goodman Group	1,000,545	617,202
GPT Group (The)	1,114,528	547,806
GPT Group (The) Entitlement[a]	1,114,528	547,806
ING Industrial Fund	622,115	137,498
ING Office Fund	668,070	487,039
Macquarie CountryWide Trust	721,565	111,872
Macquarie Office Trust	1,113,385	209,348
Mirvac Group	629,720	409,226
Stockland Corp. Ltd.	850,720	2,228,212
Sunland Group Ltd.	155,870	101,293
Westfield Group	1,118,585	12,102,978

		21,111,859

AUSTRIA – 0.72%
CA Immobilien Anlagen AGb	51,545	320,272
conwert Immobilien Invest SEb	50,830	243,640
IMMOFINANZ AGb	266,194	293,666
Sparkassen Immobilien AGb	47,450	195,549

		1,053,127

BELGIUM – 1.12%
Befimmo SCA	8,255	614,038
Cofinimmo SA	4,745	586,647
Intervest Offices NV	4,550	138,471
Leasinvest Real Estate SCA	845	64,033
Warehouses De Pauw SCA	3,705	146,910
Wereldhave Belgium NV	1,300	75,302

		1,625,401

Security	Shares	Value
CANADA – 5.83%
Allied Properties Real Estate Investment Trust	16,380	$215,553
Boardwalk Real Estate Investment Trust	30,290	645,237
Brookfield Properties Corp.	168,480	1,697,479
Calloway Real Estate Investment Trust	42,965	521,227
Canadian Apartment Properties Real Estate Investment Trust	36,270	398,244
Canadian Real Estate Investment Trust	33,345	711,685
Chartwell Seniors Housing Real Estate Investment Trust	57,200	222,524
Cominar Real Estate Investment Trust	30,485	493,687
Dundee Real Estate Investment Trust	9,945	154,592
Extendicare Real Estate Investment Trust	41,015	146,741
H&R Real Estate Investment Trust	77,675	629,271
InnVest Real Estate Investment Trust	53,430	239,498
Morguard Real Estate Investment Trust	26,780	197,571
Northern Property Real Estate Investment Trust	12,025	177,727
Primaris Retail Real Estate
Investment Trust	34,515	349,167
RioCan Real Estate Investment Trust	123,370	1,705,679

		8,505,882

CHINA – 3.34%
Agile Property Holdings Ltd.[c]	910,000	290,009
China Overseas Land & Investment Ltd.[c]	2,340,000	2,560,264
China Resources Land Ltd.[c]	1,170,000	1,147,288
Country Garden Holdings Co.[c]	1,950,000	337,142
Hopson Development Holdings Ltd.	390,000	125,799
Shimao Property Holdings Ltd.[c]	780,000	411,615

		4,872,117

DENMARK – 0.05%
TK Development A/Sb	16,250	69,175

		69,175

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT GLOBAL REAL ESTATE EX-U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
FINLAND – 0.44%
Citycon OYJ	107,640	$252,512
Sponda OYJ	57,655	255,883
Technopolis OYJ	31,200	125,811

		634,206

FRANCE – 8.14%
Fonciere des Regions	12,610	826,689
GAGFAH SA	26,390	146,237
Gecina SA	10,465	720,834
Icade	11,050	656,320
Klépierre	42,055	955,635
Mercialys	18,980	613,724
Societe de la Tour Eiffel	3,575	199,192
Societe Immobiliere de Location pour l’Industrie et le Commerce	7,995	705,102
Unibail-Rodamco	47,515	7,049,413

		11,873,146

GERMANY – 0.65%
Alstria Office REIT AG	15,015	96,912
Colonia Real Estate AG	14,885	37,939
Deutsche EuroShop AG	18,265	467,156
Deutsche Wohnen AG Bearer[b]	15,340	140,054
DIC Asset AG	13,455	101,005
PATRIZIA Immobilien AGb	15,795	32,046
Vivacon AG	11,440	71,662

		946,774

HONG KONG – 16.24%
Champion REIT[c]	1,300,000	306,950
Great Eagle Holdings Ltd.	195,000	218,387
Hang Lung Properties Ltd.	1,235,000	2,931,959
Henderson Land Development Co. Ltd.	585,000	2,045,494
Hongkong Land Holdings Ltd.[c]	1,040,000	2,766,400
Hysan Development Co. Ltd.	455,000	695,082
Kerry Properties Ltd.	325,000	791,696
Kowloon Development Co. Ltd.[c]	325,000	107,768
Link REIT (The)	1,235,000	2,135,231
New World China Land Ltd.[c]	676,000	113,387
New World Development Co. Ltd.	1,625,000	1,308,311
Shenzhen Investment Ltd.	1,040,000	104,665
Shui On Land Ltd.	747,500	165,887
Sino Land Co. Ltd.	1,430,000	1,201,130
Sun Hung Kai Properties Ltd.	1,040,000	8,789,167

		23,681,514

Security	Shares	Value
ITALY – 0.31%
Beni Stabili SpA	508,560	$306,318
Immobiliare Grande Distribuzione SpA	73,515	97,882
Risanamento SpA[b]	85,804	46,786

		450,986

JAPAN – 25.34%
AEON Mall Co. Ltd.	52,000	1,258,363
Daibiru Corp.	32,500	263,701
Heiwa Real Estate Co. Ltd.	65,000	175,801
Japan Prime Realty Investment Corp.	325	567,387
Japan Real Estate Investment Corp.	260	2,270,869
Japan Retail Fund Investment Corp.	195	695,933
Kenedix Realty Investment Corp.	130	185,053
Mitsubishi Estate Co. Ltd.	585,000	10,153,482
Mitsui Fudosan Co. Ltd.	520,000	8,824,403
MORI TRUST Sogo REIT Inc.[c]	65	502,949
Nippon Building Fund Inc.	325	3,073,208
Nippon Commercial Investment Corp.	130	78,516
Nomura Real Estate Office Fund Inc.	195	1,092,476
NTT Urban Development Corp.	780	781,190
ORIX JREIT Inc.	130	584,240
Premier Investment Co.	65	138,790
Sumitomo Realty & Development Co. Ltd.	261,000	4,126,640
TOC Co. Ltd.	65,000	189,680
Tokyo Tatemono Co. Ltd.	130,000	523,437
Tokyu Land Corp.	260,000	713,777
TOKYU REIT Inc.	65	368,785
United Urban Investment Corp.	130	383,986

		36,952,666

NETHERLANDS – 3.23%
Corio NV	39,455	2,090,292
Eurocommercial Properties NV	18,212	597,204
Nieuwe Steen Investments NV	21,596	374,350
Plaza Centers NV	55,770	42,802
VastNed Offices/Industrial NV	12,350	161,302
VastNed Retail NV	9,165	464,867
Wereldhave NV	11,895	980,123

		4,710,940

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT GLOBAL REAL ESTATE EX-U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
NEW ZEALAND – 0.21%
Kiwi Income Property Trust	497,770	$303,769

		303,769

NORWAY – 0.09%
Norwegian Property ASA	92,560	137,488

		137,488

SINGAPORE – 4.02%
Allgreen Properties Ltd.	520,000	138,419
Ascendas Real Estate Investment Trust	715,000	761,305
CapitaCommercial Trust	585,000	386,347
CapitaLand Ltd.[c]	1,235,000	2,371,959
CapitaMall Trust Management Ltd.	715,000	915,493
Keppel Land Ltd.[c]	195,000	243,109
Mapletree Logistics Trust	485,000	135,639
Mapletree Logistics Trust Temporary[a,b]	183,750	51,389
Singapore Land Ltd.	130,000	289,103
Suntec REIT	845,000	395,765
Wing Tai Holdings Ltd.	390,000	177,404

		5,865,932

SPAIN – 0.03%
Renta Corporacion Real Estate SA	10,400	37,058

		37,058

SWEDEN – 1.45%
Castellum AB	99,775	659,240
Fabege AB	102,180	398,524
Hufvudstaden AB Class A	53,690	332,702
Klovern AB	47,190	92,025
Kungsleden AB	81,250	380,479
Wihlborgs Fastigheter AB	24,050	248,385

		2,111,355

SWITZERLAND – 1.50%
Allreal Holding AG Registered	3,900	393,990
PSP Swiss Property AG Registered[b]	28,210	1,207,568
Swiss Prime Site AG Registered[b]	12,025	548,720
Zueblin Immobilien Holding AG Registered[b]	7,085	38,032

		2,188,310

Security	Shares	Value
UNITED KINGDOM – 11.77%
Big Yellow Group PLC	55,770	$241,271
British Land Co. PLC	299,715	2,983,069
Brixton PLC	162,565	437,336
Capital & Regional PLC	46,020	34,018
CLS Holdings PLC[b]	20,605	98,712
Daejan Holdings PLC	1,755	74,691
Derwent London PLC	60,775	711,439
Development Securities PLC	17,615	80,546
Grainger PLC	66,690	85,126
Great Portland Estates PLC	113,685	506,975
Hammerson PLC	170,950	1,961,108
Helical Bar PLC	59,800	287,208
Invista Foundation Property Trust Ltd.	247,130	142,750
Land Securities Group PLC	270,790	4,773,441
Liberty International PLC	213,655	2,371,614
Mapeley Ltd.	5,850	23,063
Minerva PLC[b]	81,510	22,718
Primary Health Properties PLC	8,840	42,064
Quintain Estates and Development PLC	79,755	109,212
SEGRO PLC	257,725	1,168,056
Shaftesbury PLC	83,135	447,639
St. Modwen Properties PLC	56,095	171,528
UNITE Group PLC	85,605	208,166
Workspace Group PLC	108,875	175,915

		17,157,665

TOTAL COMMON STOCKS (Cost: $222,166,189)		144,289,370

INVESTMENT COMPANIES – 0.32%

FRANCE – 0.09%
ProLogis European Properties	37,050	122,151

		122,151

UNITED KINGDOM – 0.23%
F&C Commercial Property Trust Ltd.	96,530	109,958
ING Real Estate Income Trust Ltd.	204,165	108,860
UK Commercial Property Trust Ltd.	127,400	121,450

		340,268

TOTAL INVESTMENT COMPANIES (Cost: $929,106)		462,419

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT GLOBAL REAL ESTATE EX-U.S. INDEX FUND

October 31, 2008

Security	Shares	Value
RIGHTS – 0.00%

AUSTRALIA – 0.00%
FKP Property Group[a,b]	50,170	$3

		3

TOTAL RIGHTS (Cost: $0)		3

SHORT-TERM INVESTMENTS – 3.24%

MONEY MARKET FUNDS – 3.24%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[d,e]	1,982	1,982
BGI Cash Premier Fund LLC 2.50%[d,e,f]	4,717,814	4,717,814

		4,719,796

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,719,796)		4,719,796

TOTAL INVESTMENTS IN SECURITIES – 102.52% (Cost: $227,815,091)		149,471,588

Other Assets, Less Liabilities – (2.52)%		(3,669,108)

NET ASSETS – 100.00%		$145,802,480

[a]	Security valued using Level 3 inputs. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.61%

CANADA – 7.43%
Allied Properties Real Estate Investment Trust	489	$6,435
Boardwalk Real Estate Investment Trust	736	15,678
Brookfield Properties Corp.	4,456	44,895
Calloway Real Estate Investment Trust	1,164	14,121
Canadian Apartment Properties Real Estate Investment Trust	1,018	11,178
Canadian Real Estate Investment Trust	894	19,081
Chartwell Seniors Housing Real Estate Investment Trust	1,438	5,594
Cominar Real Estate Investment Trust	702	11,369
Dundee Real Estate Investment Trust	266	4,135
Extendicare Real Estate Investment Trust	936	3,349
H&R Real Estate Investment Trust	2,210	17,904
InnVest Real Estate Investment Trust	1,134	5,083
Morguard Real Estate Investment Trust	698	5,150
Northern Property Real Estate Investment Trust	354	5,232
Primaris Retail Real Estate Investment Trust	902	9,125
RioCan Real Estate Investment Trust	3,335	46,109

		224,438

UNITED STATES – 92.18%
Acadia Realty Trust	474	8,565
Agree Realty Corp.	128	2,569
Alexander’s Inc.	32	11,200
Alexandria Real Estate Equities Inc.	485	33,717
AMB Property Corp.	1,501	36,069
American Campus Communities Inc.	640	16,627
Apartment Investment and Management Co. Class A	1,302	19,048
Ashford Hospitality Trust Inc.	1,886	3,055
Associated Estates Realty Corp.	252	2,056
AvalonBay Communities Inc.[a]	1,163	82,596
BioMed Realty Trust Inc.	1,182	16,607
Boston Properties Inc.	1,813	128,505
Brandywine Realty Trust	1,342	11,595
BRE Properties Inc. Class A	787	27,395
Camden Property Trust	800	26,968

Security	Shares	Value
CBL & Associates Properties Inc.	1,008	$9,304
Cedar Shopping Centers Inc.	680	6,501
Colonial Properties Trust	702	7,399
Corporate Office Properties Trust	726	22,571
Corrections Corp. of America[b]	1,920	36,691
Cousins Properties Inc.	572	8,283
DCT Industrial Trust Inc.	2,600	12,818
Developers Diversified Realty Corp.	1,845	24,299
DiamondRock Hospitality Co.	1,341	6,946
Digital Realty Trust Inc.	1,084	36,292
Douglas Emmett Inc.	1,416	21,382
Duke Realty Corp.	2,243	31,649
DuPont Fabros Technology Inc.	550	3,427
EastGroup Properties Inc.	365	12,220
Education Realty Trust Inc.	438	1,862
Entertainment Properties Trust	496	18,575
Equity Lifestyle Properties Inc.	376	15,788
Equity One Inc.	534	9,329
Equity Residential	4,101	143,248
Essex Property Trust Inc.	389	37,850
Extra Space Storage Inc.	1,206	13,881
Federal Realty Investment Trust	890	54,530
FelCor Lodging Trust Inc.	956	2,878
First Industrial Realty Trust Inc.[a]	650	6,721
First Potomac Realty Trust	449	5,514
Forest City Enterprises Inc. Class A	1,172	13,935
General Growth Properties Inc.	4,006	16,585
Getty Realty Corp.	284	5,530
Glimcher Realty Trust	580	3,039
HCP Inc.	3,797	113,644
Health Care REIT Inc.	1,430	63,649
Healthcare Realty Trust Inc.	868	22,177
Hersha Hospitality Trust	762	3,208
Highwoods Properties Inc.	949	23,554
Hilltop Holdings Inc.[b]	654	6,148
Home Properties Inc.	469	18,990
Hospitality Properties Trust	1,392	14,129
Host Hotels & Resorts Inc.	7,915	81,841
HRPT Properties Trust	3,444	12,433
Inland Real Estate Corp.	1,004	11,506
Investors Real Estate Trust	860	8,497
Kilroy Realty Corp.	478	15,368

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

October 31, 2008

Security	Shares	Value
Kimco Realty Corp.	3,821	$86,278
Kite Realty Group Trust	575	3,496
LaSalle Hotel Properties	616	8,673
Lexington Realty Trust	979	7,861
Liberty Property Trust	1,434	34,201
LTC Properties Inc.	336	8,121
Macerich Co. (The)	1,149	33,804
Mack-Cali Realty Corp.	977	22,197
Maguire Properties Inc.[a]	726	2,577
Medical Properties Trust Inc.	994	7,336
Mid-America Apartment Communities Inc.	422	14,871
National Healthcare Corp.	146	5,987
National Retail Properties Inc.	1,099	19,595
Nationwide Health Properties Inc.	1,466	43,745
Omega Healthcare Investors Inc.	1,145	17,255
Orient-Express Hotels Ltd. Class A	650	7,995
Parkway Properties Inc.	238	4,106
Pennsylvania Real Estate Investment Trust	596	7,539
Post Properties Inc.	666	14,865
ProLogis	3,955	55,370
PS Business Parks Inc.	228	10,322
Public Storage	1,939	158,029
Ramco-Gershenson Properties Trust	258	3,400
Realty Income Corp.	1,553	35,905
Regency Centers Corp.	1,067	42,104
Saul Centers Inc.	208	7,611
Senior Housing Properties Trust	1,767	33,873
Simon Property Group Inc.	3,386	226,964
SL Green Realty Corp.	881	37,037
Sovran Self Storage Inc.	332	10,773
Strategic Hotels & Resorts Inc.	1,144	5,663
Sun Communities Inc.	282	4,241
Sunstone Hotel Investors Inc.	770	5,044
Tanger Factory Outlet Centers Inc.	486	17,579
Taubman Centers Inc.	589	19,567
UDR Inc.	1,953	38,591
Universal Health Realty Income Trust	188	6,526
Urstadt Biddle Properties Inc. Class A	306	5,012
U-Store-It Trust	890	6,105
Ventas Inc.	2,185	78,791

Security	Shares	Value
Vornado Realty Trust	2,333	$164,593
Washington Real Estate Investment Trust	750	22,485
Weingarten Realty Investors	1,270	25,972
Winthrop Realty Trust Inc.	886	2,268

		2,785,090

TOTAL COMMON STOCKS (Cost: $4,817,287)		3,009,528

SHORT-TERM INVESTMENTS – 1.83%

MONEY MARKET FUNDS – 1.83%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[c,d]	4,522	4,522
BGI Cash Premier Fund LLC 2.50%[c,d,e]	50,800	50,800

		55,322

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,322)		55,322

TOTAL INVESTMENTS IN SECURITIES – 101.44% (Cost: $4,872,609)		3,064,850

Other Assets, Less Liabilities – (1.44)%		(43,573)

NET ASSETS – 100.00%		$3,021,277

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.82%

REITs - DIVERSIFIED – 13.02%
Duke Realty Corp.	7,840	$110,622
Gladstone Commercial Corp.	599	6,996
Liberty Property Trust	4,479	106,824
Mission West Properties Inc.	1,373	11,890
PS Business Parks Inc.	886	40,109

		276,441

REITs - OFFICE PROPERTY – 64.41%
Alexandria Real Estate Equities Inc.	1,833	127,430
BioMed Realty Trust Inc.	4,365	61,328
Boston Properties Inc.	6,279	445,056
Brandywine Realty Trust	4,878	42,146
Corporate Office Properties Trust	2,992	93,021
Douglas Emmett Inc.	5,022	75,832
Franklin Street Properties Corp.	4,583	54,217
Highwoods Properties Inc.	3,658	90,792
HRPT Properties Trust	13,483	48,674
Kilroy Realty Corp.	2,130	68,479
Mack-Cali Realty Corp.	4,406	100,104
Maguire Properties Inc.[a]	2,714	9,635
Parkway Properties Inc.	1,132	19,527
SL Green Realty Corp.	3,117	131,039

	1,367,280

REITs - WAREHOUSE/INDUSTRIAL – 22.39%
AMB Property Corp.	5,080	122,072
DCT Industrial Trust Inc.	10,720	52,850
EastGroup Properties Inc.	1,749	58,557
First Industrial Realty Trust Inc.[a]	2,949	30,493
First Potomac Realty Trust	1,677	20,594
ProLogis	13,629	190,806

		475,372

TOTAL COMMON STOCKS
(Cost: $4,656,134)	2,119,093

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.94%

MONEY MARKET FUNDS – 1.94%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[b,c]	1,402	$1,402
BGI Cash Premier Fund LLC 2.50%[b,c,d]	39,710	39,710

		41,112

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,112)		41,112

TOTAL INVESTMENTS IN SECURITIES – 101.76% (Cost: $4,697,246)		2,160,205

Other Assets, Less Liabilities – (1.76)%		(37,305)

NET ASSETS – 100.00%		$2,122,900

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE REITs INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.03%

REITs - HEALTH CARE – 5.17%
Care Investment Trust Inc.	124,041	$1,386,778

		1,386,778

REITs - MORTGAGE – 93.86%
American Capital Agency Corp.[a]	64,177	1,193,692
Annaly Capital Management Inc.	496,230	6,897,597
Anthracite Capital Inc.[a]	283,031	1,228,355
Anworth Mortgage Asset Corp.	269,670	1,580,266
Arbor Realty Trust Inc.[a]	126,255	454,518
BRT Realty Trust	66,695	390,166
Capital Trust Inc. Class Aa	103,920	820,968
Capstead Mortgage Corp.	190,232	1,911,832
Chimera Investment Corp.	133,758	385,223
Dynex Capital Inc.	109,873	763,617
Hatteras Financial Corp.	78,899	1,719,998
JER Investors Trust Inc.[a]	129,497	420,865
MFA Mortgage Investments Inc.	445,370	2,449,535
Newcastle Investment Corp.[a]	213,321	863,950
NorthStar Realty Finance Corp.[a]	206,769	1,188,922
RAIT Financial Trust[a]	231,112	882,848
Redwood Trust Inc.[a]	97,638	1,488,003
Resource Capital Corp.	105,738	523,403

		25,163,758

TOTAL COMMON STOCKS
(Cost: $36,763,530)		26,550,536

SHORT-TERM INVESTMENTS – 20.90%

MONEY MARKET FUNDS – 20.90%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[b,c]	23,859	23,859
BGI Cash Premier Fund LLC 2.50%[b,c,d]	5,580,828	5,580,828

		5,604,687

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,604,687)		5,604,687

Value
TOTAL INVESTMENTS IN SECURITIES – 119.93%
(Cost: $42,368,217)	$32,155,223

Other Assets, Less Liabilities – (19.93)%	(5,343,394)

NET ASSETS – 100.00%	$26,811,829

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.76%

REAL ESTATE OPERATING/DEVELOPMENT – 6.21%
Plum Creek Timber Co. Inc.	13,541	$504,808
Potlatch Corp.	3,061	101,656
Rayonier Inc.	6,148	203,376

		809,840

REITs - APARTMENTS – 14.83%
Apartment Investment and Management Co. Class A	6,682	97,758
AvalonBay Communities Inc.[a]	6,019	427,469
BRE Properties Inc. Class A	3,978	138,474
Camden Property Trust	4,147	139,795
Equity Residential	21,099	736,988
Essex Property Trust Inc.	2,003	194,892
UDR Inc.	10,063	198,845

		1,934,221

REITs - DIVERSIFIED – 10.53%
Digital Realty Trust Inc.	5,647	189,062
Duke Realty Corp.	11,436	161,362
Liberty Property Trust	7,332	174,868
Vornado Realty Trust	12,023	848,223

		1,373,515

REITs - HEALTH CARE – 13.15%
HCP Inc.	19,550	585,131
Health Care REIT Inc.	7,426	330,531
Nationwide Health Properties Inc.	7,581	226,217
Senior Housing Properties Trust	8,898	170,575
Ventas Inc.	11,171	402,826

		1,715,280

REITs - HOTELS – 3.81%
Hospitality Properties Trust	7,268	73,770
Host Hotels & Resorts Inc.	40,874	422,637

		496,407

REITs - MORTGAGE – 4.57%
Annaly Capital Management Inc.	42,118	585,440
iStar Financial Inc.[a]	10,314	10,933

		596,373

Security	Shares	Value
REITs - OFFICE PROPERTY – 12.97%
Alexandria Real Estate Equities Inc.	2,496	$173,522
Boston Properties Inc.	9,312	660,035
Brandywine Realty Trust	7,006	60,532
Corporate Office Properties Trust	3,729	115,935
Douglas Emmett Inc.	7,111	107,376
Highwoods Properties Inc.	4,863	120,700
HRPT Properties Trust	17,802	64,265
Kilroy Realty Corp.	2,544	81,790
Mack-Cali Realty Corp.	5,129	116,531
SL Green Realty Corp.	4,532	190,525

		1,691,211

REITs - OUTLET CENTERS – 1.83%
Alexander’s Inc.	160	56,000
Realty Income Corp.	7,923	183,180

		239,180

REITs - REGIONAL MALLS – 12.12%
CBL & Associates Properties Inc.	5,139	47,433
General Growth Properties Inc.	21,118	87,429
Macerich Co. (The)	5,838	171,754
Simon Property Group Inc.	17,471	1,171,081
Taubman Centers Inc.[a]	3,106	103,181

		1,580,878

REITs - SHOPPING CENTERS – 9.59%
Developers Diversified Realty Corp.	9,317	122,705
Equity One Inc.	2,856	49,894
Federal Realty Investment Trust	4,609	282,393
Kimco Realty Corp.	19,794	446,949
Regency Centers Corp.[a]	5,434	214,426
Weingarten Realty Investors	6,543	133,804

		1,250,171

REITs - STORAGE – 6.27%
Public Storage	10,027	817,201

		817,201

REITs - WAREHOUSE/INDUSTRIAL – 3.88%
AMB Property Corp.	7,648	183,781
First Industrial Realty Trust Inc.[a]	3,422	35,383
ProLogis	20,452	286,328

		505,492

TOTAL COMMON STOCKS
(Cost: $22,856,850)		13,009,769

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

October 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.70%

MONEY MARKET FUNDS – 2.70%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[b,c]	9,628	$9,628
BGI Cash Premier Fund LLC 2.50%[b,c,d]	342,220	342,220

		351,848

TOTAL SHORT-TERM INVESTMENTS
(Cost: $351,848)		351,848

TOTAL INVESTMENTS IN SECURITIES – 102.46% (Cost: $23,208,698)		13,361,617

Other Assets, Less Liabilities – (2.46)%		(320,612)

NET ASSETS – 100.00%		$13,041,005

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.43%

REITs - APARTMENTS – 84.60%
American Campus Communities Inc.	20,722	$538,358
Apartment Investment and Management Co. Class A	26,558	388,544
Associated Estates Realty Corp.	9,739	79,470
AvalonBay Communities Inc.[a]	22,175	1,574,868
BRE Properties Inc. Class Aa	14,552	506,555
Camden Property Trust	16,728	563,901
Education Realty Trust Inc.	24,458	103,946
Equity Residential	77,577	2,709,764
Essex Property Trust Inc.	6,159	599,271
Home Properties Inc.	12,599	510,134
Mid-America Apartment Communities Inc.	12,902	454,666
Post Properties Inc.[a]	22,821	509,365
UDR Inc.	33,620	664,331

		9,203,173

REITs - DIVERSIFIED – 2.46%
Colonial Properties Trust	25,396	267,674

		267,674

REITs - HEALTH CARE – 4.74%
Senior Housing Properties Trust	12,442	238,513
Ventas Inc.	7,686	277,157

		515,670

REITs - MANUFACTURED HOMES – 7.63%
Equity Lifestyle Properties Inc.	13,812	579,966
Sun Communities Inc.	11,097	166,899
UMH Properties Inc.	13,883	82,604

		829,469

TOTAL COMMON STOCKS (Cost: $14,986,875)		10,815,986

Security	Shares	Value
SHORT-TERM INVESTMENTS – 9.43%

MONEY MARKET FUNDS – 9.43%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[b,c]	8,243	$8,243
BGI Cash Premier Fund LLC 2.50%[b,c,d]	1,017,871	1,017,871

		1,026,114

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,026,114)		1,026,114

TOTAL INVESTMENTS IN SECURITIES – 108.86% (Cost: $16,012,989)		11,842,100

Other Assets, Less Liabilities – (8.86)%		(963,892)

NET ASSETS – 100.00%		$10,878,208

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL INDEX FUND

October 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.81%

REITs - OUTLET CENTERS – 12.86%
Agree Realty Corp.	449	$9,011
Alexander’s Inc.	129	45,150
Getty Realty Corp.	1,243	24,201
National Retail Properties Inc.	4,515	80,502
Realty Income Corp.[a]	5,247	121,311

		280,175

REITs - REGIONAL MALLS – 40.28%
CBL & Associates Properties Inc.	3,803	35,102
General Growth Properties Inc.	13,299	55,058
Glimcher Realty Trust	1,767	9,259
Macerich Co. (The)	3,043	89,525
Pennsylvania Real Estate Investment Trust	1,867	23,617
Simon Property Group Inc.	8,763	587,384
Taubman Centers Inc.	2,328	77,336

		877,281

REITs - SHOPPING CENTERS – 46.67%
Acadia Realty Trust	1,997	36,086
Cedar Shopping Centers Inc.	2,689	25,707
Developers Diversified Realty Corp.	6,121	80,614
Equity One Inc.	2,541	44,391
Federal Realty Investment Trust[a]	2,373	145,394
Inland Real Estate Corp.	4,345	49,794
Kimco Realty Corp.	11,822	266,941
Kite Realty Group Trust	1,780	10,822
Ramco-Gershenson Properties Trust	1,132	14,920
Regency Centers Corp.	2,848	112,382
Saul Centers Inc.	828	30,296
Tanger Factory Outlet Centers Inc.	1,964	71,038
Urstadt Biddle Properties Inc. Class A	2,380	38,984
Weingarten Realty Investors	4,359	89,142

	1,016,511

TOTAL COMMON STOCKS (Cost: $4,271,848)
		2,173,967

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.60%

MONEY MARKET FUNDS – 5.60%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.39%[b,c]	1,601	$1,601
BGI Cash Premier Fund LLC 2.50%[b,c,d]	120,310	120,310

		121,911

TOTAL SHORT-TERM INVESTMENTS (Cost: $121,911)		121,911

TOTAL INVESTMENTS IN SECURITIES – 105.41% (Cost: $4,393,759)		2,295,878

Other Assets, Less Liabilities – (5.41)%		(117,912)

NET ASSETS – 100.00%		$2,177,966

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2008

	iShares FTSE EPRA/NAREIT
	Asia Index Fund	Europe Index Fund	Global Real Estate ex-U.S. Index Fund	North America Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$21,983,415	$4,898,382	$223,095,295	$4,817,287
Affiliated issuers (Note 2)	427,829	446	4,719,796	55,322

Total cost of investments	$22,411,244	$4,898,828	$227,815,091	$4,872,609

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$12,732,337	$2,463,020	$144,751,792	$3,009,528
Affiliated issuers (Note 2)	427,829	446	4,719,796	55,322

Total fair value of investments	13,160,166	2,463,466	149,471,588	3,064,850
Foreign currencies, at value[b]	78,108	5,981	635,799	1,112
Receivables:
Investment securities sold	–	–	50,279	–
Due from custodian (Note 4)	54,050	–	–	–
Dividends and interest	66,010	3,635	544,349	7,442
Capital shares sold	–	–	315,477	–

Total Assets	13,358,334	2,473,082	151,017,492	3,073,404

LIABILITIES
Payables:
Investment securities purchased	109,821	–	441,186	–
Collateral for securities on loan (Note 5)	422,430	–	4,717,814	50,800
Investment advisory fees (Note 2)	4,751	1,154	56,012	1,327

Total Liabilities	537,002	1,154	5,215,012	52,127

NET ASSETS	$12,821,332	$2,471,928	$145,802,480	$3,021,277

Net assets consist of:
Paid-in capital	$22,342,922	$5,003,464	$225,686,753	$5,021,963
Undistributed (distributions in excess of) net investment income	(29,687)	30,882	262,594	(2,202)
Accumulated net realized loss	(242,640)	(126,546)	(1,810,075)	(190,647)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(9,249,263)	(2,435,872)	(78,336,792)	(1,807,837)

NET ASSETS	$12,821,332	$2,471,928	$145,802,480	$3,021,277

Shares outstanding[c]	600,000	100,000	6,500,000	100,000

Net asset value per share	$21.37	$24.72	$22.43	$30.21

[a]	Securities on loan with market values of $409,503, $–, $4,469,795 and $49,774, respectively. See Note 5.
[b]	Cost of foreign currencies: $73,345, $6,174, $602,632 and $1,203, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2008

	iShares FTSE NAREIT
	Industrial/Office Index Fund	Mortgage REITs Index Fund	Real Estate 50 Index Fund	Residential Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$4,656,134	$36,763,530	$22,856,850	$14,986,875
Affiliated issuers (Note 2)	41,112	5,604,687	351,848	1,026,114

Total cost of investments	$4,697,246	$42,368,217	$23,208,698	$16,012,989

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,119,093	$26,550,536	$13,009,769	$10,815,986
Affiliated issuers (Note 2)	41,112	5,604,687	351,848	1,026,114

Total fair value of investments	2,160,205	32,155,223	13,361,617	11,842,100
Receivables:
Dividends and interest	4,342	239,906	23,710	61,439
Capital shares sold	–	7,457	3,029	–

Total Assets	2,164,547	32,402,586	13,388,356	11,903,539

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	39,710	5,580,828	342,220	1,017,871
Investment advisory fees (Note 2)	1,937	9,929	5,131	7,460

Total Liabilities	41,647	5,590,757	347,351	1,025,331

NET ASSETS	$2,122,900	$26,811,829	$13,041,005	$10,878,208

Net assets consist of:
Paid-in capital	$7,087,755	$46,773,923	$23,523,243	$17,875,713
Undistributed (distributions in excess of) net investment income	(91,821)	119,339	(112,440)	(161,876)
Accumulated net realized loss	(2,335,993)	(9,868,439)	(522,717)	(2,664,740)
Net unrealized depreciation	(2,537,041)	(10,212,994)	(9,847,081)	(4,170,889)

NET ASSETS	$2,122,900	$26,811,829	$13,041,005	$10,878,208

Shares outstanding[b]	100,000	1,750,000	500,000	350,000

Net asset value per share	$21.23	$15.32	$26.08	$31.08

[a]	Securities on loan with market values of $38,040, $5,268,253, $325,804 and $997,441, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2008

iShares FTSE NAREIT
Retail Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$4,271,848
Affiliated issuers (Note 2)	121,911

Total cost of investments	$4,393,759

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,173,967
Affiliated issuers (Note 2)	121,911

Total fair value of investments	2,295,878
Receivables:
Dividends and interest	3,675

Total Assets	2,299,553

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	120,310
Investment advisory fees (Note 2)	1,277

Total Liabilities	121,587

NET ASSETS	$2,177,966

Net assets consist of:
Paid-in capital	$5,525,868
Distributions in excess of net investment income	(10,926)
Accumulated net realized loss	(1,239,095)
Net unrealized depreciation	(2,097,881)

NET ASSETS	$2,177,966

Shares outstanding[b]	100,000

Net asset value per share	$21.78

[a]	Securities on loan with market value of $117,826. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2008

	iShares FTSE EPRA/NAREIT
	Asia Index Fund	Europe Index Fund	Global Real Estate ex-U.S. Index Fund	North America Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$244,734	$86,677	$1,902,641	$83,995
Interest from affiliated issuers (Note 2)	99	27	459	113
Securities lending income from affiliated issuers (Note 2)	2,323	18	13,925	109

Total investment income	247,156	86,722	1,917,025	84,217

EXPENSES
Investment advisory fees (Note 2)	31,465	9,683	252,009	10,540

Total expenses	31,465	9,683	252,009	10,540

Net investment income	215,691	77,039	1,665,016	73,677

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(151,030)	(112,853)	(1,658,581)	(41,521)
In-kind redemptions	–	–	–	(139,736)
Foreign currency transactions	(13,010)	(1,638)	(76,739)	(553)

Net realized loss	(164,040)	(114,491)	(1,735,320)	(181,810)

Net change in unrealized appreciation (depreciation) on:
Investments	(8,985,943)	(2,341,280)	(78,462,261)	(1,717,126)
Translation of assets and liabilities in foreign currencies	1,923	(241)	7,119	(90)

Net change in unrealized appreciation (depreciation)	(8,984,020)	(2,341,521)	(78,455,142)	(1,717,216)

Net realized and unrealized loss	(9,148,060)	(2,456,012)	(80,190,462)	(1,899,026)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,932,369)	$(2,378,973)	$(78,525,446)	$(1,825,349)

[a]	Net of foreign withholding tax of $30,007, $7,497, $172,950 and $1,684, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2008

	iShares FTSE NAREIT
	Industrial/Office Index Fund	Mortgage REITs Index Fund	Real Estate 50 Index Fund	Residential Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$100,955	$2,026,156	$313,278	$176,945
Interest from affiliated issuers (Note 2)	126	599	251	141
Securities lending income from affiliated issuers (Note 2)	870	155,268	1,682	1,616

Total investment income	101,951	2,182,023	315,211	178,702

EXPENSES
Investment advisory fees (Note 2)	17,542	61,379	40,352	24,864

Total expenses	17,542	61,379	40,352	24,864

Net investment income	84,409	2,120,644	274,859	153,838

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(104,554)	(8,108,151)	(281,025)	(277,259)
In-kind redemptions	(2,116,413)	404,903	–	(2,344,590)

Net realized loss	(2,220,967)	(7,703,248)	(281,025)	(2,621,849)

Net change in unrealized appreciation (depreciation)	(1,957,377)	(4,667,136)	(6,315,724)	(3,895,415)

Net realized and unrealized loss	(4,178,344)	(12,370,384)	(6,596,749)	(6,517,264)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,093,935)	$(10,249,740)	$(6,321,890)	$(6,363,426)

See notes to financial statements.

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2008

iShares FTSE NAREIT
Retail Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$105,676
Interest from affiliated issuers (Note 2)	91
Securities lending income from affiliated issuers (Note 2)	351

Total investment income	106,118

EXPENSES
Investment advisory fees (Note 2)	12,065

Total expenses	12,065

Net investment income	94,053

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(83,594)
In-kind redemptions	(1,112,564)

Net realized loss	(1,196,158)

Net change in unrealized appreciation (depreciation)	(1,650,032)

Net realized and unrealized loss	(2,846,190)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,752,137)

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE EPRA/NAREIT Asia Index Fund		iShares FTSE EPRA/NAREIT Europe Index Fund
	Six months ended October 31, 2008 (Unaudited)	Period from November 12, 2007[a] to April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Period from November 12, 2007[a] to April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$215,691	$75,430	$77,039	$69,856
Net realized loss	(164,040)	(76,548)	(114,491)	(12,267)
Net change in unrealized appreciation (depreciation)	(8,984,020)	(265,243)	(2,341,521)	(94,351)

Net decrease in net assets resulting from operations	(8,932,369)	(266,361)	(2,378,973)	(36,762)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(271,617)	(51,243)	(98,712)	(17,089)

Total distributions to shareholders	(271,617)	(51,243)	(98,712)	(17,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,405,917	8,937,005	–	5,003,464

Net increase in net assets from capital share transactions	13,405,917	8,937,005	–	5,003,464

INCREASE (DECREASE) IN NET ASSETS	4,201,931	8,619,401	(2,477,685)	4,949,613

NET ASSETS
Beginning of period	8,619,401	–	4,949,613	–

End of period	$12,821,332	$8,619,401	$2,471,928	$4,949,613

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(29,687)	$26,239	$30,882	$52,555

SHARES ISSUED
Shares sold	400,000	200,000	–	100,000

Net increase in shares outstanding	400,000	200,000	–	100,000

[a]	Commencement of operations.

See notes to financial statements.

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund		iShares FTSE EPRA/NAREIT North America Index Fund
	Six months ended October 31, 2008 (Unaudited)	Period from November 12, 2007[a] to April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Period from November 12, 2007[a] to April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,665,016	$192,168	$73,677	$67,418
Net realized loss	(1,735,320)	(72,758)	(181,810)	(102,213)
Net change in unrealized appreciation (depreciation)	(78,455,142)	118,350	(1,717,216)	(90,621)

Net increase (decrease) in net assets resulting from operations	(78,525,446)	237,760	(1,825,349)	(125,416)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,507,365)	(89,222)	(75,694)	(67,389)
Return of capital	–	–	–	(1,681)

Total distributions to shareholders	(1,507,365)	(89,222)	(75,694)	(69,070)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	203,378,314	22,308,439	2,275,675	7,518,030
Cost of shares redeemed	–	–	(2,258,103)	(2,418,796)

Net increase in net assets from capital share transactions	203,378,314	22,308,439	17,572	5,099,234

INCREASE (DECREASE) IN NET ASSETS	123,345,503	22,456,977	(1,883,471)	4,904,748

NET ASSETS
Beginning of period	22,456,977	–	4,904,748	–

End of period	$145,802,480	$22,456,977	$3,021,277	$4,904,748

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$262,594	$104,943	$(2,202)	$(185)

SHARES ISSUED AND REDEEMED
Shares sold	6,000,000	500,000	50,000	150,000
Shares redeemed	–	–	(50,000)	(50,000)

Net increase in shares outstanding	6,000,000	500,000	–	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Industrial/Office Index Fund		iShares FTSE NAREIT Mortgage REITs Index Fund
	Six months ended October 31, 2008 (Unaudited)	Period from May 1, 2007[a] to April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Period from May 1, 2007[a] to April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$84,409	$267,606	$2,120,644	$1,879,046
Net realized loss	(2,220,967)	(2,448,498)	(7,703,248)	(7,355,911)
Net change in unrealized appreciation (depreciation)	(1,957,377)	(579,664)	(4,667,136)	(5,545,858)

Net decrease in net assets resulting from operations	(4,093,935)	(2,760,556)	(10,249,740)	(11,022,723)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(176,500)	(267,336)	(2,080,001)	(1,800,350)
Return of capital	–	(202,160)	–	(80,421)

Total distributions to shareholders	(176,500)	(469,496)	(2,080,001)	(1,880,771)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,883,052	35,308,408	17,665,591	64,224,776
Cost of shares redeemed	(14,600,121)	(23,967,952)	(3,238,382)	(26,606,921)

Net increase (decrease) in net assets from capital share transactions	(1,717,069)	11,340,456	14,427,209	37,617,855

INCREASE (DECREASE) IN NET ASSETS	(5,987,504)	8,110,404	2,097,468	24,714,361

NET ASSETS
Beginning of period	8,110,404	–	24,714,361	–

End of period	$2,122,900	$8,110,404	$26,811,829	$24,714,361

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(91,821)	$270	$119,339	$78,696

SHARES ISSUED AND REDEEMED
Shares sold	350,000	750,000	900,000	1,800,000
Shares redeemed	(450,000)	(550,000)	(150,000)	(800,000)

Net increase (decrease) in shares outstanding	(100,000)	200,000	750,000	1,000,000

[a]	Commencement of operations.

See notes to financial statements.

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Real Estate 50 Index Fund		iShares FTSE NAREIT Residential Index Fund
	Six months ended October 31, 2008 (Unaudited)	Period from May 1, 2007[a] to April 30, 2008	Six months ended October 31, 2008 (Unaudited)	Period from May 1, 2007[a] to April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$274,859	$576,656	$153,838	$173,248
Net realized loss	(281,025)	(331,002)	(2,621,849)	(2,413,403)
Net change in unrealized appreciation (depreciation)	(6,315,724)	(3,531,357)	(3,895,415)	(275,474)

Net decrease in net assets resulting from operations	(6,321,890)	(3,285,703)	(6,363,426)	(2,515,629)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(387,500)	(576,455)	(316,000)	(172,962)
From net realized gain	–	–	–	(29,993)
Return of capital	–	(260,793)	–	(197,163)

Total distributions to shareholders	(387,500)	(837,248)	(316,000)	(400,118)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,185,766	27,294,633	34,560,448	35,992,217
Cost of shares redeemed	–	(4,607,053)	(21,323,243)	(28,756,041)

Net increase in net assets from capital share transactions	1,185,766	22,687,580	13,237,205	7,236,176

INCREASE (DECREASE) IN NET ASSETS	(5,523,624)	18,564,629	6,557,779	4,320,429

NET ASSETS
Beginning of period	18,564,629	–	4,320,429	–

End of period	$13,041,005	$18,564,629	$10,878,208	$4,320,429

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(112,440)	$201	$(161,876)	$286

SHARES ISSUED AND REDEEMED
Shares sold	50,000	550,000	850,000	750,000
Shares redeemed	–	(100,000)	(600,000)	(650,000)

Net increase in shares outstanding	50,000	450,000	250,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Retail Index Fund
	Six months ended October 31, 2008 (Unaudited)	Period from May 1, 2007[a] to April 30, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$94,053	$305,839
Net realized loss	(1,196,158)	(3,881,982)
Net change in unrealized appreciation (depreciation)	(1,650,032)	(447,849)

Net decrease in net assets resulting from operations	(2,752,137)	(4,023,992)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(105,000)	(305,818)
Return of capital	–	(74,297)

Total distributions to shareholders	(105,000)	(380,115)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,683,597	32,700,778
Cost of shares redeemed	(2,483,071)	(22,462,094)

Net increase (decrease) in net assets from capital share transactions	(799,474)	10,238,684

INCREASE (DECREASE) IN NET ASSETS	(3,656,611)	5,834,577

NET ASSETS
Beginning of period	5,834,577	–

End of period	$2,177,966	$5,834,577

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(10,926)	$21

SHARES ISSUED AND REDEEMED
Shares sold	50,000	700,000
Shares redeemed	(100,000)	(550,000)

Net increase (decrease) in shares outstanding	(50,000)	150,000

[a]	Commencement of operations.

See notes to financial statements.

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Asia Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Period from Nov. 12, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$43.10	$48.06

Income from investment operations:
Net investment income[b]	0.53	0.52
Net realized and unrealized loss[c]	(21.64)	(5.08)

Total from investment operations	(21.11)	(4.56)

Less distributions from:
Net investment income	(0.62)	(0.40)

Total distributions	(0.62)	(0.40)

Net asset value, end of period	$21.37	$43.10

Total return	(49.51)%[d]	(9.49)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,821	$8,619
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.29%	2.71%
Portfolio turnover rate[f]	2%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Europe Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Period from Nov. 12, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$49.50	$50.03

Income from investment operations:
Net investment income[b]	0.77	0.70
Net realized and unrealized loss[c]	(24.56)	(1.06)

Total from investment operations	(23.79)	(0.36)

Less distributions from:
Net investment income	(0.99)	(0.17)

Total distributions	(0.99)	(0.17)

Net asset value, end of period	$24.72	$49.50

Total return	(48.86)%[d]	(0.71)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,472	$4,950
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.82%	3.10%
Portfolio turnover rate[f]	4%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Period from Nov. 12, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$44.91	$48.67

Income from investment operations:
Net investment income[b]	0.51	0.64
Net realized and unrealized loss[c]	(22.25)	(4.00)

Total from investment operations	(21.74)	(3.36)

Less distributions from:
Net investment income	(0.74)	(0.40)

Total distributions	(0.74)	(0.40)

Net asset value, end of period	$22.43	$44.91

Total return	(49.03)%[d]	(6.88)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$145,802	$22,457
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.17%	3.19%
Portfolio turnover rate[f]	2%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT North America Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Period from Nov. 12, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$49.05	$49.98

Income from investment operations:
Net investment income[b]	0.74	0.75
Net realized and unrealized loss[c]	(18.60)	(0.74)

Total from investment operations	(17.86)	0.01

Less distributions from:
Net investment income	(0.98)	(0.92)
Return of capital	–	(0.02)

Total distributions	(0.98)	(0.94)

Net asset value, end of period	$30.21	$49.05

Total return	(37.05)%[d]	0.08%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,021	$4,905
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.36%	3.49%
Portfolio turnover rate[f]	8%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Industrial/Office Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Period from May 1, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$40.55	$49.84

Income from investment operations:
Net investment income[b]	0.42	0.96
Net realized and unrealized loss[c]	(18.96)	(8.11)

Total from investment operations	(18.54)	(7.15)

Less distributions from:
Net investment income	(0.78)	(1.22)
Return of capital	–	(0.92)

Total distributions	(0.78)	(2.14)

Net asset value, end of period	$21.23	$40.55

Total return	(46.50)%[d]	(14.30)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,123	$8,110
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.31%	2.20%
Portfolio turnover rate[f]	4%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Mortgage REITs Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Period from May 1, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$24.71	$49.89

Income from investment operations:
Net investment income[b]	1.63	3.63
Net realized and unrealized loss[c]	(9.43)	(25.31)

Total from investment operations	(7.80)	(21.68)

Less distributions from:
Net investment income	(1.59)	(3.35)
Return of capital	–	(0.15)

Total distributions	(1.59)	(3.50)

Net asset value, end of period	$15.32	$24.71

Total return	(32.96)%[d]	(44.66)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$26,812	$24,714
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	16.58%	11.22%
Portfolio turnover rate[f]	24%	42%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Real Estate 50 Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Period from May 1, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$41.25	$49.56

Income from investment operations:
Net investment income[b]	0.61	1.23
Net realized and unrealized loss[c]	(14.92)	(7.71)

Total from investment operations	(14.31)	(6.48)

Less distributions from:
Net investment income	(0.86)	(1.26)
Return of capital	–	(0.57)

Total distributions	(0.86)	(1.83)

Net asset value, end of period	$26.08	$41.25

Total return	(35.32)%[d]	(13.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,041	$18,565
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.27%	2.91%
Portfolio turnover rate[f]	5%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Residential Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Period from May 1, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$43.20	$49.37

Income from investment operations:
Net investment income[b]	0.59	0.73
Net realized and unrealized loss[c]	(11.60)	(4.59)

Total from investment operations	(11.01)	(3.86)

Less distributions from:
Net investment income	(1.11)	(1.00)
Net realized gain	–	(0.17)
Return of capital	–	(1.14)

Total distributions	(1.11)	(2.31)

Net asset value, end of period	$31.08	$43.20

Total return	(26.09)%[d]	(7.70)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,878	$4,320
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.97%	1.55%
Portfolio turnover rate[f]	17%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Retail Index Fund
	Six months ended Oct. 31, 2008 (Unaudited)	Period from May 1, 2007[a] to Apr. 30, 2008

Net asset value, beginning of period	$38.90	$49.54

Income from investment operations:
Net investment income[b]	0.64	1.18
Net realized and unrealized loss[c]	(17.06)	(9.10)

Total from investment operations	(16.42)	(7.92)

Less distributions from:
Net investment income	(0.70)	(2.19)
Return of capital	–	(0.53)

Total distributions	(0.70)	(2.72)

Net asset value, end of period	$21.78	$38.90

Total return	(42.86)%[d]	(15.88)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,178	$5,835
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.74%	2.77%
Portfolio turnover rate[f]	6%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares FTSE EPRA/NAREITAsia, iShares FTSE EPRA/NAREIT Europe, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S., iShares FTSE EPRA/NAREIT North America, iShares FTSE NAREIT Industrial/Office, iShares FTSE NAREIT Mortgage REITs, iShares FTSE NAREIT Real Estate 50, iShares FTSE NAREIT Residential and iShares FTSE NAREIT Retail Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Certain Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Effective May 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements. ”This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of October 31, 2008:

Investments in Securities
	Level 1	Level 2	Level 3	Total
FTSE EPRA/NAREIT Asia	$13,080,848	$–	$79,318	$13,160,166
FTSE EPRA/NAREIT Europe	2,463,466	–	–	2,463,466
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	148,872,390	–	599,198	149,471,588
FTSE EPRA/NAREIT North America	3,064,850	–	–	3,064,850
FTSE NAREIT Industrial/Office	2,160,205	–	–	2,160,205
FTSE NAREIT Mortgage REITs	32,155,223	–	–	32,155,223
FTSE NAREIT Real Estate 50	13,361,617	–	–	13,361,617
FTSE NAREIT Residential	11,842,100	–	–	11,842,100
FTSE NAREIT Retail	2,295,878	–	–	2,295,878

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended October 31, 2008:

iShares Index Fund	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
FTSE EPRA/NAREIT Asia	$–	$–	$–	$–	$79,318	$79,318	$–
FTSE EPRA/NAREIT Europe	975	–	(169)	(806)	–	–	–
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	473	–	(82)	(391)	599,198	599,198	–
FTSE EPRA/NAREIT North America	3	–	–	–	(3)	–	–

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which these Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in the Statements of Operations. Foreign taxes payable as of October 31, 2008, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2008.

Certain Funds had tax basis net capital loss carryforwards as of April 30, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2016
FTSE NAREIT Industrial/Office	$30,573
FTSE NAREIT Mortgage REITs	332,037
FTSE NAREIT Real Estate 50	144,638
FTSE NAREIT Retail	17,540

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Certain Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” These Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended October 31, 2008, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2008 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
FTSE EPRA/NAREIT Asia	$22,568,437	$–	$(9,408,271)	$(9,408,271)
FTSE EPRA/NAREIT Europe	4,960,287	–	(2,496,821)	(2,496,821)
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	229,012,460	–	(79,540,872)	(79,540,872)

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
FTSE EPRA/NAREIT North America	$4,885,443	$27,318	$(1,847,911)	$(1,820,593)
FTSE NAREIT Industrial/Office	4,698,297	–	(2,538,092)	(2,538,092)
FTSE NAREIT Mortgage REITs	44,916,676	–	(12,761,453)	(12,761,453)
FTSE NAREIT Real Estate 50	23,422,259	–	(10,060,642)	(10,060,642)
FTSE NAREIT Residential	16,143,086	–	(4,300,986)	(4,300,986)
FTSE NAREIT Retail	4,402,781	24,293	(2,131,196)	(2,106,903)

The Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of October 31, 2008, inclusive of the prior open tax return year, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent,

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE EPRA/NAREIT Asia	$2,323
FTSE EPRA/NAREIT Europe	18
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	13,925
FTSE EPRA/NAREIT North America	109
FTSE NAREIT Industrial/Office	870

iShares Index Fund	Securities Lending Agent Fees
FTSE NAREIT Mortgage REITs	$155,268
FTSE NAREIT Real Estate 50	1,682
FTSE NAREIT Residential	1,616
FTSE NAREIT Retail	351

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2008 were as follows:

iShares Index Fund	Purchases	Sales
FTSE EPRA/NAREIT Asia	$293,002	$291,438
FTSE EPRA/NAREIT Europe	151,226	151,788
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	3,198,731	1,973,432
FTSE EPRA/NAREIT North America	387,490	329,580
FTSE NAREIT Industrial/Office	315,726	301,106
FTSE NAREIT Mortgage REITs	6,646,485	6,368,468
FTSE NAREIT Real Estate 50	813,972	787,145
FTSE NAREIT Residential	1,572,321	1,442,552
FTSE NAREIT Retail	296,177	303,239

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE EPRA/NAREIT Asia	$13,296,711	$–
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	201,302,414	–
FTSE EPRA/NAREIT North America	2,242,040	2,248,881
FTSE NAREIT Industrial/Office	12,824,818	14,561,080
FTSE NAREIT Mortgage REITs	17,407,482	3,211,269
FTSE NAREIT Real Estate 50	1,182,738	–
FTSE NAREIT Residential	34,246,225	21,140,948
FTSE NAREIT Retail	1,678,449	2,449,675

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of October 31, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of October 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the “last quarter” period ended March 31, 2008, and a comparison of each Fund’s performance to its relevant performance benchmark index for the same period. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

comparison funds for the same period. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant period. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fee rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate

56	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for the iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund, but not the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of those Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to those Funds. In reviewing the comparative investment advisory/management fee information for the Fund for which such information was available, the Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Fund in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Fund and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rate under the Advisory Contract for such Fund was generally higher than the investment advisory/management fee rates for mutual funds, collective funds and separate accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Notes:

58	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	59

Notes:

60	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology-

Software (IGV)

iShares S&P North American Technology

Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

Sector (IYM)

iShares Dow Jones U.S. Consumer Services

Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology

Sector (IYW)

iShares Dow Jones U.S. Telecommunications

Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace &

Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare

Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary

Sector (RXI)

iShares S&P Global Consumer Staples

Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable

Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable

Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade

Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/

Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National

Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT

North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	61

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

iS-0175 1208

62	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-SAR-45-1008

iShares®

LET'S BUILD A BETTER INVESTMENT WORLD.℠

BARCLAYS GLOBAL INVESTORS

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a) Schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: 12/17/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: 12/17/2008

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: 12/17/2008